UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

Understanding your TIAA-CREF Life Funds report

This annual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2     2012 Annual Report  ¡  TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds  ¡  2012 Annual Report      3

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4     2012 Annual Report  ¡  TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

TIAA-CREF Life Funds  ¡  2012 Annual Report      5

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2012–December 31, 2012).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

6     2012 Annual Report  ¡  TIAA-CREF Life Funds

Growth Equity Fund

Performance for the twelve months ended December 31, 2012

The Growth Equity Fund returned 16.99% for the year, compared with the 15.26% return of its benchmark, the Russell 1000® Growth Index.

U.S. stocks performed much better than in 2011, when they returned just 1.03%, as measured by the Russell 3000® Index. Most of the 16.42% gain of stocks in 2012 came in the first quarter. For much of the rest of the year, equity markets were overshadowed by concerns about slowing global growth, sovereign debt problems in Europe and political uncertainty in the United States.

Large-cap growth stocks, however, trailed the broad U.S. stock market by more than a percentage point. In the growth category, they outpaced the 14.59% return of small caps but lagged the 15.81% return of mid-cap issues. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended December 31, 2012, the Russell 1000 Growth Index posted an average annual return of 7.52%, slightly less than the 7.68% average return of the Russell 3000 Index.

Sound stock choices boost the fund’s relative return

All but one of the Russell 1000 Growth Index’s ten industry sectors scored positive results for 2012, and seven recorded double-digit gains. Information technology, the benchmark’s largest sector, returned 16.5% and made the biggest contribution to results. Consumer discretionary (up 20.2%) and health care (up 24.0%) also made significant contributions. Together these three sectors made up almost two-thirds of the index’s market capitalization on December 31, 2012. Utilities posted a 3.9% loss, and energy’s 8.8% return lagged the index, but because these two sectors made up less than 5% of the index they had a limited effect on its overall performance.

The fund surpassed its benchmark by more than one-and-a half percentage points because of numerous successful stock selections. These included overweight positions in casino operator Las Vegas Sands, Amazon, Visa and agricultural giant Monsanto. An underweight in Exxon Mobil, which posted gains but trailed the benchmark, also helped relative performance.

Those positive contributors were partly offset by detractions from other stock choices, such as overweights in Google and biotechnology firm Gilead Sciences. Nonbenchmark positions in Japanese social networking provider Gree, clothing retailer Burberry and Cisco Systems also constrained returns slightly.

TIAA-CREF Life Funds  ¡  2012 Annual Report      7

Growth Equity Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Growth Equity Fund	4/3/2000	16.99%	1.65%	7.22%
Russell 1000® Growth Index	—	15.26	3.12	7.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$ 10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

8     2012 Annual Report  ¡  TIAA-CREF Life Funds

Growth Equity Fund

Expense example

Six months ended December 31, 2012

Growth Equity Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,069.89	$2.71
5% annual hypothetical return	1,000.00	1,022.52	2.64

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Information technology	37.1
Consumer discretionary	19.9
Health care	14.1
Industrials	11.5
Materials	5.5
Financials	4.3
Consumer staples	3.6
Energy	3.3
Telecommunication services	0.5
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	40.1
More than $15 billion–$50 billion	31.8
More than $2 billion–$15 billion	27.9
$2 billion or less	0.2
Total	100.0

TIAA-CREF Life Funds  ¡  2012 Annual Report      9

Growth & Income Fund

Performance for the twelve months ended December 31, 2012

The Growth & Income Fund returned 16.43% for the year, compared with the 16.00% return of its benchmark, the S&P 500® Index.

For the year, the large-cap stocks that make up the S&P 500 Index slightly underperformed the 16.42% return of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the Russell 3000’s market capitalization is comprised of small- and mid-cap stocks, which gained 16.35% and 17.28%, respectively, for the twelve months.

Large-cap U.S. stocks have lagged the broad market over the last decade. For the ten years ended December 31, 2012, the S&P 500 posted an average annual return of 7.10%, versus 7.68% for the Russell 3000.

Surging financials set the pace

All ten industry sectors of the S&P 500 Index posted positive returns for the year, and eight had double-digit gains. Financial stocks performed best, climbing 28.8%, and made the largest contribution to the benchmark’s return. Many investors were drawn to financials because of their generally attractive valuations and improving business fundamentals. Consumer discretionary (up 23.9%), health care (up 17.9%) and information technology, the index’s largest sector, (up 14.8%) also did well. Together, these four sectors made up more than half of the index’s market capitalization at year-end. However, the overall performance of large-cap stocks was constrained somewhat by weak results from the energy and utilities sectors, which returned 4.6% and 1.3%, respectively. Traditionally viewed as a defensive sector, utilities were hindered by investor preference for riskier securities, particularly during the fourth quarter of the year.

For the year, the fund posted a strong absolute return and outperformed its benchmark on the strength of successful stock selections. The largest positive contributor to relative performance was an overweight position in biotechnology firm Gilead Sciences. Overweight positions in Discover Financial Services and Morgan Stanley also helped relative results, as did an underweight in AT&T and an out-of-benchmark holding in Ocwen Financial, a loan industry services provider.

These positive contributions were partly offset by other holdings that detracted from relative performance. Chief among these were underweight positions in Bank of America and Verizon, and overweight holdings in software firm Symantec and in energy companies Occidental Petroleum and Ensco.

10     2012 Annual Report  ¡  TIAA-CREF Life Funds

Growth & Income Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Growth & Income Fund	4/3/2000	16.43%	2.52%	8.81%
S&P 500 Index	—	16.00	1.66	7.10

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2012 Annual Report      11

Growth & Income Fund

Expense example

Six months ended December 31, 2012

Growth & Income Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,062.24	$2.70
5% annual hypothetical return	1,000.00	1,022.52	2.64

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Information technology	18.6
Financials	14.3
Consumer discretionary	13.6
Health care	13.0
Energy	10.5
Industrials	10.1
Consumer staples	9.7
Materials	5.1
Telecommunication services	2.7
Utilities	2.0
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	50.4
More than $15 billion–$50 billion	22.9
More than $2 billion–$15 billion	25.2
$2 billion or less	1.5
Total	100.0

12     2012 Annual Report  ¡  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance for the twelve months ended December 31, 2012

The Large-Cap Value Fund returned 20.14% for the year, compared with the 17.51% return of its benchmark, the Russell 1000® Value Index.

For the first time in four years, large-cap value stocks outperformed their growth counterparts, as the Russell 1000 Growth Index returned 15.26% for the period. Among value stocks of other sizes, however, the large-cap category lagged somewhat. Mid-cap value issues were up 18.51% and small caps 18.05%. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended December 31, 2012, the Russell 1000 Value Index posted an average annual return of 7.38%, slightly below the 7.52% average return of the Russell 1000 Growth Index.

The fund’s stock picks add significant value

All ten industry sectors of the Russell 1000 Value Index had positive results for the year, and seven stacked up double-digit gains. Financials, the benchmark’s largest sector in terms of market capitalization at period-end, drove the benchmark with a 27.5% return. Many investors were drawn to financials because of their generally attractive valuations and improving business fundamentals. Consumer discretionary posted a robust 34.6% return. Together, these two sectors made up more than a third of the market capitalization of the index at year-end.

Health care (up 15.8%) and industrials (up 20.1%) also made significant contributions to returns. Three sectors posted much smaller advances: information technology (up 7.5%), energy (up 3.6%) and utilities (up 1.8%).

The fund outperformed its benchmark by more than two-and-a-half percentage points because of numerous successful stock choices. These included overweight positions in homebuilder PulteGroup and in three Internet-based companies: travel agency Expedia, AOL and eBay. An out-of-benchmark holding in building products manufacturer Georgia Gulf was another major contributor.

These positive effects more than offset positions that constrained the fund’s gains. The chief detractor was an overweight stake in retailer J.C. Penney, whose stock price declined over the year. Others included overweights in energy provider Exelon and technology giant Hewlett-Packard and an out-of-benchmark holding in energy supplier Weatherford International.

TIAA-CREF Life Funds  ¡  2012 Annual Report      13

Large-Cap Value Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Large-Cap Value Fund	10/28/2002	20.14%	0.82%	8.00%
Russell 1000® Value Index	—	17.51	0.59	7.38

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$ 10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

14     2012 Annual Report  ¡  TIAA-CREF Life Funds

Large-Cap Value Fund

Expense example

Six months ended December 31, 2012

Large-Cap Value Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,092.26	$2.73
5% annual hypothetical return	1,000.00	1,022.52	2.64

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Financials	23.0
Energy	15.2
Health care	12.7
Industrials	10.3
Consumer discretionary	9.3
Information technology	8.9
Consumer staples	7.5
Utilities	4.7
Materials	4.3
Telecommunication services	2.6
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	39.7
More than $15 billion–$50 billion	26.0
More than $2 billion–$15 billion	29.2
$2 billion or less	5.1
Total	100.0

TIAA-CREF Life Funds  ¡  2012 Annual Report      15

Real Estate Securities Fund

Performance for the twelve months ended December 31, 2012

The Real Estate Securities Fund returned 19.79% for the year, compared with the 19.70% return of its benchmark, the FTSE NAREIT All Equity REITs Index.

For the third consecutive year, real estate investment trusts (REITs) outperformed the broad U.S. stock market; the Russell 3000® Index gained 16.42% for 2012. The margin between the return of REITs and that of the investment-grade, fixed-rate bond market was even more marked. The return of the fund’s benchmark was more than 15 percentage points higher than that of the Barclays U.S. Aggregate Bond Index.

Several factors helped to lift REITs’ results: low yields on U.S. Treasury securities made REITs attractive to investors seeking income; the lack of new construction kept real estate valuations high; and the risk on/risk off approach of many investors favored REITs at several points during the year.

For the ten years ended December 31, 2012, the fund’s benchmark posted an average annual gain of 11.78%, far outpacing both the 5.18% average return of the Barclays aggregate index and the 7.68% return of the Russell 3000.

Stock selections boost the fund’s relative performance

All 13 of the benchmark’s property sectors had positive results for the year, and all but two generated double-digit gains. The largest contributions to the benchmark’s performance came from two sectors dependent on consumer spending: regional malls (up 28.2%) and shopping centers (up 25.0%). These sectors made up more than one-fifth of the benchmark’s market capitalization at year-end. With the market for single-family homes showing signs of improvement, the weakest returns came from manufactured homes (up 7.1%) and apartments (up 6.9%).

The fund outperformed its benchmark slightly because of several favorable stock choices. These included out-of-benchmark positions in Thomas Properties Group, an office, retail and multifamily property owner; KB Home; and home-builder PulteGroup. An overweight holding in shopping center operator DDR and an underweight in commercial real estate owner Vornado Realty Trust also helped.

These positive effects were partly offset by less successful positions, such as overweight holdings in three apartment REITs: UDR, AvalonBay Communities and Equity Residential. Underweights in forest products manufacturer Weyerhaeuser and in HCP, a health care REIT, trimmed relative results as well.

16     2012 Annual Report  ¡  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Real Estate Securities Fund	10/28/2002	19.79%	5.31%	11.25%
FTSE NAREIT All Equity REITs Index	—	19.70	5.74	11.78

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$ 10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡   2012 Annual Report      17

Real Estate Securities Fund

Expense example

Six months ended December 31, 2012

Real Estate Securities Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,030.57	$2.91
5% annual hypothetical return	1,000.00	1,022.27	2.90

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Specialized REITs	29.9
Retail REITs	26.0
Residential REITs	19.6
Office REITs	9.2
Industrial REITs	6.5
Diversified REITs	2.4
Real estate operating companies	1.9
Hotels, resorts & cruise lines	1.0
Casinos & gaming	0.3
Short-term investments,other assets & liabilities, net	3.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $15 billion–$50 billion	58.3
More than $2 billion–$15 billion	34.7
$2 billion or less	7.0
Total	100.0

18     2012 Annual Report  ¡  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the twelve months ended December 31, 2012

The Small-Cap Equity Fund returned 14.02% for the year, compared with the 16.35% return of its benchmark, the Russell 2000® Index.

Small-cap stocks generated a strong gain for the year and performed in line with the broad U.S. stock market, which returned 16.42%, as measured by the Russell 3000® Index. Within the small-cap category, value issues easily outpaced their growth counterparts, 18.05% to 14.59%. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended December 31, 2012, the Russell 2000 posted an average annual gain of 9.72%, outperforming the 7.68% average return of the Russell 3000 by more than two percentage points.

Stock choices limit relative results

For the year, nine of the ten industry sectors of the Russell 2000 Index generated positive returns, with eight achieving double-digit gains. The largest contribution to the benchmark’s return came from three sizable sectors: financials, the benchmark’s largest sector; industrials and consumer discretionary. These sectors returned 21.7%, 18.5% and 23.8%, respectively. Health care also performed well, gaining 17.3%. Together, these four sectors made up almost two-thirds of the benchmark’s total market capitalization on December 31, 2012.

Energy, the only sector to post a loss, returned –3.5%. Energy stocks came under pressure due to falling oil and natural gas prices.

Despite its strong absolute return for the year, the fund underperformed its benchmark by more than two percentage points, largely because of numerous unfavorable stock selections. Chief among these were overweight positions in drug company ViroPharma, patent and licensing firm Acacia Research and wireless services operator BrightPoint. Underweights in Ocwen Financial, a loan-industry service provider, and Adtran, a supplier of networking and communications equipment, also trimmed relative results.

Other overweight holdings, however, partly offset these negative effects. They included software developer SolarWinds, title insurance provider First American Financial and self-storage company Extra Space Storage. An out-of-benchmark position in homebuilder PulteGroup, which rose an impressive 187.8% during the year, aided results as well.

TIAA-CREF Life Funds  ¡   2012 Annual Report      19

Small-Cap Equity Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Small-Cap Equity Fund	10/28/2002	14.02%	3.75%	9.58%
Russell 2000® Index	—	16.35	3.56	9.72

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

20     2012 Annual Report  ¡  TIAA-CREF Life Funds

Small-Cap Equity Fund

Expense example

Six months ended December 31, 2012

Small-Cap Equity Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,062.60	$2.85
5% annual hypothetical return	1,000.00	1,022.37	2.80

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Financials	24.2
Information technology	17.5
Industrials	15.1
Consumer discretionary	14.8
Health care	10.7
Energy	6.0
Materials	4.5
Consumer staples	3.2
Utilities	2.9
Telecommunication services	0.3
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $15 billion–$50 billion	0.2
More than $2 billion–$15 billion	35.6
$2 billion or less	64.2
Total	100.0

TIAA-CREF Life Funds  ¡  2012 Annual Report      21

Social Choice Equity Fund

Performance for the twelve months ended December 31, 2012

The Social Choice Equity Fund returned 14.01% for the year, compared with the 16.42% return of its benchmark, the Russell 3000® Index. The fund screens investments according to social criteria, while the benchmark does not.

Because of its social screens, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the twelve-month period, but the net effect was to lower the fund’s results relative to the benchmark’s.

The fund’s underperformance was due in large part to its exclusion of Apple, the benchmark’s largest stock in terms of market capitalization on December 31, 2012. This stock rose 32.6% for the year, as a result of successful product releases. The absence of three well-performing financial companies—Bank of America (up 109.8%), Citigroup (up 50.6%) and JPMorgan Chase (up 36.2%)—reduced the fund’s results as well. Financials, aided by an improving economic landscape and a recovering housing market, was the best-performing sector in the Russell 3000 Index. Avoiding communications provider Comcast and retailer Home Depot, both of which registered outsized gains, also lowered returns.

In contrast, the fund’s exclusion of energy giants Exxon Mobil, Chevron and Occidental Petroleum, all of which significantly lagged the broad market, enhanced relative performance. Avoiding utility Exelon and Microsoft—the benchmark’s sixth-largest stock at period-end—helped results, too.

Fund trails the index in an upward market

To compensate for the fund’s exclusion of some stocks of the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index.

During the period, the fund’s results were negatively affected by several overweight positions in the technology sector that did not perform as expected. Chief among these were Hewlett-Packard, Dell and Intel, which lost 43.1%, 29.6% and 12.0%, respectively. Overweights in McDonald’s and Devon Energy trimmed returns as well.

These unfavorable results were partly offset by positive contributors to relative performance. These included overweight holdings in telecommunications provider Sprint Nextel (up 142.3%), chemical company LyondellBasell (up 92.6%), biotechnology firm Gilead Sciences (up 79.5%) and Time Warner Cable (up 57.0%).

22     2012 Annual Report  ¡  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	14.01%	2.28%	7.67%
Russell 3000 Index	—	16.42	2.04	7.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2012 Annual Report      23

Social Choice Equity Fund

Expense example

Six months ended December 31, 2012

Social Choice Equity Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,073.37	$1.15
5% annual hypothetical return	1,000.00	1,024.03	1.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Financials	19.3
Information technology	17.1
Consumer discretionary	12.5
Health care	11.0
Industrials	11.0
Energy	9.3
Consumer staples	8.3
Materials	4.9
Utilities	4.2
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	23.2
More than $15 billion–$50 billion	46.8
More than $2 billion–$15 billion	26.5
$2 billion or less	3.5
Total	100.0

24     2012 Annual Report  ¡  TIAA-CREF Life Funds

Stock Index Fund

Performance for the twelve months ended December 31, 2012

The Stock Index Fund returned 16.35% for the year, compared with the 16.42% return of its benchmark, the Russell 3000® Index.

For the period, the fund’s return trailed that of its benchmark primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

U.S. stocks performed much better than in 2011, when they returned just 1.03%, as measured by the Russell 3000 Index. Most of the gain of stocks in 2012 came in the first quarter. For much of the rest of the year, equity markets were overshadowed by concerns about slowing global growth, sovereign debt problems in Europe and political uncertainty in the United States.

For the period, companies of different capitalization sizes performed within a narrow range. Mid-cap stocks led with a 17.28% gain, while large-and small-cap issues returned 16.42% and 16.35%, respectively. Value stocks outperformed their growth counterparts, 17.55% to 15.21%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Financials push the benchmark higher

For the year, all ten industry sectors of the Russell 3000 Index generated positive returns, and eight achieved double-digit gains. Financial stocks were the driving force; they soared 26.2% and were the benchmark’s second-largest sector in terms of market capitalization on December 31, 2012. Many investors were drawn to financials because of their generally attractive valuations and improving business fundamentals. The benchmark’s largest sector, information technology (up 14.0%), and consumer discretionary (up 24.8%) also gave the index a lift. Together, these three sectors made up almost half of the benchmark at period-end.

The two weakest sectors were energy and utilities, which returned 3.9% and 2.1%, respectively. Traditionally viewed as a defensive sector, utilities were hindered by investor preference for riskier securities, particularly during the fourth quarter of the year. Energy stocks were constrained by falling oil prices.

Two of the benchmark’s five largest stocks, in terms of market capitalization at period-end, scored exceptional gains for the year. Apple advanced 32.6%, and General Electric climbed 21.3%. The others, however—IBM, Chevron and Exxon Mobil—lagged far behind the broad market, returning 5.9%, 5.1% and 4.7%, respectively.

TIAA-CREF Life Funds  ¡  2012 Annual Report      25

Stock Index Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Fund	1/4/1999	16.35%	2.07%	7.66%
Russell 3000® Index	—	16.42	2.04	7.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$ 10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

26     2012 Annual Report  ¡  TIAA-CREF Life Funds

Stock Index Fund

Expense example

Six months ended December 31, 2012

Stock Index Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,064.69	$0.47
5% annual hypothetical return	1,000.00	1,024.68	0.46

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Information technology	17.9
Financials	17.0
Consumer discretionary	12.4
Health care	11.6
Industrials	11.1
Energy	9.8
Consumer staples	9.2
Materials	4.0
Utilities	3.4
Telecommunication services	2.7
Short-term investments,other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	42.5
More than $15 billion–$50 billion	25.5
More than $2 billion–$15 billion	25.1
$2 billion or less	6.9
Total	100.0

TIAA-CREF Life Funds  ¡  2012 Annual Report      27

International Equity Fund

Performance for the twelve months ended December 31, 2012

The International Equity Fund returned 31.27% for the year, compared with the 17.32% return of its benchmark, the MSCI EAFE Index.

Foreign stocks made a strong comeback in 2012. The MSCI EAFE Index, which measures stock performance in 22 developed market nations outside North America, more than made up its 12.14% loss in 2011. In fact, it outpaced the 16.42% return of U.S. stocks, as measured by the Russell 3000® Index. Investors took heart from signs of progress on Europe’s sovereign debt issues.

For the twelve months, the EAFE index performed nearly identically in U.S. dollars and local currencies. The yen weakened, relative to the dollar, while the euro and pound strengthened.

European stocks, which made up the largest regional segment of the EAFE index in terms of market capitalization on December 31, 2012, rose 19.1%, led by strong gains in Germany, the United Kingdom and France. Japan, the second-largest national component of the benchmark, lagged the index.

Stock choices lift the fund well above its benchmark

For the period, the fund outperformed its benchmark by almost 14 percentage points on the strength of numerous successful stock selections, leading to favorable allocations in outperforming national markets. These included overweight positions in British, German and Swiss stocks.

Among the largest individual contributors were overweights in three German companies: Bayer, chemical producer Lanxess and consumer products maker Henkel. A nonbenchmark investment in India’s HDFC Bank also boosted the fund’s relative results.

Of course, some positions did not perform as well. These included an overweight holding in British financial company Man Group and an out-of-benchmark position in Japanese consumer support website Kakaku.com.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

28    2012 Annual Report  ¡  TIAA-CREF Life Funds

International Equity Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
International Equity Fund	4/3/2000	31.27%	–4.67%	8.84%
MSCI EAFE Index	—	17.32	–3.69	8.21

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2012 Annual Report      29

International Equity Fund

Expense example

Six months ended December 31, 2012

International Equity Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,216.20	$3.34
5% annual hypothetical return	1,000.00	1,022.12	3.05

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2012
Materials	20.4
Financials	18.5
Industrials	15.6
Consumer discretionary	14.9
Health care	13.0
Consumer staples	12.9
Energy	1.7
Information technology	1.4
Utilities	0.9
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	17.2
More than $15 billion–$50 billion	30.6
More than $2 billion–$15 billion	47.6
$2 billion or less	4.6
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2012
United Kingdom	25.7
Germany	15.2
Switzerland	15.0
France	9.9
Japan	9.4
Sweden	6.6
China	2.8
Hong Kong	2.4
7 other nations	8.7
Short-term investments	4.3
Total	100.0

30     2012 Annual Report  ¡  TIAA-CREF Life Funds

Bond Fund

Performance for the twelve months ended December 31, 2012

The Bond Fund returned 6.91% for the year, compared with the 4.21% return of its benchmark, the Barclays U.S. Aggregate Bond Index.

In 2012 the U.S. economy showed signs of improvement. Gross domestic product grew by 2.6% in the third quarter, on a year-over-year basis. Nevertheless, persistently high unemployment, stagnant household income and reduced business investment continued to restrain growth.

Aiming to stimulate the economy by further lowering long-term interest rates, the Federal Reserve extended its bond buying initiatives into 2013. The Fed also signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% until unemployment falls below 6.5%.

The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.37% for the first half of 2012, when a global economic slowdown in the second quarter triggered a stock sell-off, and investors sought safety in U.S. Treasuries and other fixed-income securities. When growth resumed, however, newly confident investors once again sought higher yields in riskier investments, and the Barclays aggregate index returned just 1.80% for the second half of the year.

Corporate securities lead the index

Corporate bonds, which represented one-fifth of the benchmark at year-end, returned 9.8% in 2012, as strong demand pushed up their prices. U.S. mortgage-backed securities, comprising nearly one-third of the index, earned 2.6%, while the commercial mortgage-backed, asset-backed and U.S. agency sectors returned 9.7%, 3.7% and 3.0%, respectively.

The benchmark’s largest sector, U.S. Treasuries, returned 2.0% for the year. The yield on 10-year Treasuries fell from 1.89% at year-end 2011 to 1.78% on December 31, 2012.

The fund outperformed its benchmark by more than two-and-a-half percentage points mainly because of an overweight position in high-quality corporate bonds and astute security selections in that sector; these provided greater yields than Treasury and agency securities, while offering relative safety. Holdings in commercial mortgage-backed and asset-backed securities also boosted relative results, as did selective out-of-benchmark investments in high-yield and emerging market securities.

These positive results were partly offset by the negative effects of the fund’s long-standing underweight position in U.S. Treasury securities, which led the benchmark in the second quarter.

TIAA-CREF Life Funds  ¡  2012 Annual Report      31

Bond Fund

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Bond Fund	7/8/2003	6.91%	5.55%	4.79%
Barclays U.S. Aggregate Bond Index	—	4.21	5.95	5.11

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 since July 8, 2003 inception

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

32     2012 Annual Report  ¡  TIAA-CREF Life Funds

Bond Fund

Expense example

Six months ended December 31, 2012

Bond Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,034.78	$1.79
5% annual hypothetical return	1,000.00	1,023.38	1.78

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 12/31/2012
Corporate bonds	32.9
Mortgage-backed securities†	24.3
Foreign government & corporate bonds denominated in U.S. dollars	20.2
U.S. Treasury securities	10.2
Commercial mortgage-backed securities	3.8
Asset-backed securities	3.0
U.S. agency securities	1.0
Municipal bonds	0.3
Short-term investments, other assets & liabilities, net	4.3
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2012
Less than 1 year	6.0
1–3 years	23.6
3–5 years	27.6
5–10 years	31.3
Over 10 years	11.5
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 12/31/2012
Aaa/AAA	41.1
Aa/AA	6.0
A/A	22.3
Baa/BBB	24.7
Ba/BB	4.0
B/B	1.1
Below B/B	0.4
Non-rated	0.4
Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds  ¡  2012 Annual Report      33

Money Market Fund

Performance for the twelve months ended December 31, 2012

The Money Market Fund returned 0.02% for the year, compared with the 0.03% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During 2012, the U.S. economy slowly improved. Gross domestic product, which measures the value of all goods and services produced in the United States, grew by 2.6% in the third quarter, on a year-over-year basis. Nevertheless, persistently high unemployment, stagnant household income and reduced business investment continued to restrain growth.

Aiming to stimulate the economy by further lowering long-term interest rates, the Federal Reserve began a sizable new bond buying initiative and extended through year-end its purchases of longer-term U.S. Treasury securities and sales of shorter-term holdings. The Fed also signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% until unemployment falls below 6.5%.

As the supply of short-term Treasuries increased in the marketplace, their prices fell, sending yields slightly higher. The yield on six-month Treasuries went from 0.06% at year-end 2011 to 0.11% one year later.

Conversely, LIBOR yields fell to a greater degree, following government investigations into possible rate manipulation by several major banks. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, has historically been the most widely used benchmark for short-term rates.) The yield on the three-month LIBOR declined from 0.58% at the end of 2011 to 0.31% on December 31, 2012.

Strategies focus on both safety and yield

In pursuit of relative value and to comply with SEC regulations, the fund maintained more than half of its portfolio in U.S. Treasury and agency securities. For additional yield, it purchased U.S. government floating-rate securities with one-year maturities and bought commercial paper issued by top-tier companies, such as Wal-Mart, Coca-Cola and Johnson & Johnson. Although some money market funds returned to the still-risky European market in search of higher yields, the fund continued to avoid that region in favor of high-quality Canadian and Australian banks. On December 24, 2012, the fund’s weighted average maturity was 52 days, versus 48 days for the average iMoneyNet fund.

34     2012 Annual Report  ¡  TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended December 24, 2012*

	Current yield	Effective yield
Money Market Fund	0.03%	0.03%
iMoneyNet Money Fund Report Averages—All Taxable†	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception
Money Market Fund	7/8/2003	0.02%	0.71%	1.99%
iMoneyNet Money Fund Report Averages—All Taxable†	—	0.03	0.46	1.60	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
‡	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds  ¡  2012 Annual Report      35

Money Market Fund

Expense example

Six months ended December 31, 2012

Money Market Fund	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,000.18	$0.75
5% annual hypothetical return	1,000.00	1,024.38	0.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 12/31/2012
Commercial paper	35.5
U.S. government agency securities	34.8
U.S. Treasury securities	18.9
Floating rate securities, government	9.5
Certificates of deposit	1.3
Total	100.0

36     2012 Annual Report  ¡  TIAA-CREF Life Funds

Summary portfolio of investments

Growth Equity Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$448,844	1.1%

CAPITAL GOODS
12,553		Boeing Co	945,994	2.2
3,768		Cummins, Inc	408,263	1.0
5,960		Precision Castparts Corp	1,128,943	2.7
3,067		Roper Industries, Inc	341,909	0.8
2,199		W.W. Grainger, Inc	445,012	1.0

			3,270,121	7.7

COMMERCIAL & PROFESSIONAL SERVICES
12,658	*	Nielsen Holdings NV	387,208	0.9
9,065	*	Verisk Analytics, Inc	462,315	1.1

			849,523	2.0

CONSUMER DURABLES & APPAREL
11,705		Luxottica Group S.p.A.	483,122	1.1
11,092		Nike, Inc (Class B)	572,347	1.3
3,989		Ralph Lauren Corp	598,031	1.4
		Other	109,453	0.3

			1,762,953	4.1

CONSUMER SERVICES
18,145		Las Vegas Sands Corp	837,573	1.9
13,249		Starbucks Corp	710,412	1.7
		Other	175,429	0.4

			1,723,414	4.0

DIVERSIFIED FINANCIALS
14,858		Moody’s Corp	747,655	1.8
		Other	985,908	2.3

			1,733,563	4.1

ENERGY
14,541		Schlumberger Ltd	1,007,546	2.4
		Other	404,315	0.9

			1,411,861	3.3

FOOD, BEVERAGE & TOBACCO			444,169	1.0

HEALTH CARE EQUIPMENT & SERVICES
1,101	*	Intuitive Surgical, Inc	539,897	1.3
		Other	603,047	1.4

			1,142,944	2.7

HOUSEHOLD & PERSONAL PRODUCTS
4,485		Beiersdorf AG.	367,235	0.9
12,328		Estee Lauder Cos (Class A)	737,954	1.7

			1,105,189	2.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	37

Summary portfolio of investments	continued

Growth Equity Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

MATERIALS
4,667		Ecolab, Inc	$335,557	0.8%
13,460		Monsanto Co	1,273,989	3.0
		Other	724,870	1.7

			2,334,416	5.5

MEDIA
16,233		CBS Corp (Class B)	617,666	1.4
22,830		Comcast Corp (Class A)	853,385	2.0
8,605		Walt Disney Co	428,443	1.0
		Other	109,249	0.3

			2,008,743	4.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,486	*	Alexion Pharmaceuticals, Inc	420,832	1.0
7,189		Allergan, Inc	659,447	1.5
8,080		Amgen, Inc	697,465	1.6
3,496	*	Biogen Idec, Inc	512,758	1.2
13,267	*	Celgene Corp	1,044,378	2.4
7,256	*	Gilead Sciences, Inc	532,953	1.3
6,040	*,e	Illumina, Inc	335,764	0.8
3,436		Perrigo Co	357,447	0.8
		Other	326,803	0.8

			4,887,847	11.4

REAL ESTATE			95,921	0.2

RETAILING
5,095	*	Amazon.com, Inc	1,279,558	3.0
7,338		Home Depot, Inc	453,855	1.1
8,494		Limited Brands, Inc	399,728	0.9
		Other	437,336	1.0

			2,570,477	6.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
11,787		Broadcom Corp (Class A)	391,446	0.9
14,080		Maxim Integrated Products, Inc	413,952	1.0

			805,398	1.9

SOFTWARE & SERVICES
21,867	*	Adobe Systems, Inc	823,949	1.9
27,149	*	eBay, Inc	1,385,142	3.2
18,630	*	Facebook, Inc	496,117	1.2
1,568	*	Google, Inc (Class A)	1,112,292	2.6
27,281		Intuit, Inc	1,623,219	3.8
3,524	*	LinkedIn Corp	404,626	0.9
1,755		Mastercard, Inc (Class A)	862,196	2.0
20,284		Oracle Corp	675,863	1.6
12,900	*	Red Hat, Inc	683,184	1.6

38	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth Equity Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
7,742		Visa, Inc (Class A)		$1,173,532	2.8%
		Other		973,652	2.3

				10,213,772	23.9

TECHNOLOGY HARDWARE & EQUIPMENT
5,179		Apple, Inc		2,760,562	6.5
32,195	*	EMC Corp		814,534	1.9
13,271		Qualcomm, Inc		823,067	1.9
		Other		401,019	0.9

				4,799,182	11.2

TELECOMMUNICATION SERVICES				220,872	0.5

TRANSPORTATION
3,666		FedEx Corp		336,246	0.8
		Other		461,682	1.1

				797,928	1.9

		TOTAL COMMON STOCKS	(Cost $38,088,615)	42,627,137	99.8

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
738,374	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		738,374	1.7

				738,374	1.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $738,374)	738,374	1.7

		TOTAL PORTFOLIO	(Cost $38,826,989)	43,365,511	101.5
		OTHER ASSETS & LIABILITIES, NET		(655,073)	(1.5)

		NET ASSETS		$42,710,438	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “other”, is $733,411.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	39

Summary portfolio of investments

Growth & Income Fund  ▪  December 31, 2012

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$908,249	1.0%

BANKS
28,707	US Bancorp	916,901	1.0
47,670	Wells Fargo & Co	1,629,361	1.8
	Other	141,851	0.1

		2,688,113	2.9

CAPITAL GOODS
9,501	Boeing Co	715,995	0.8
74,552	General Electric Co	1,564,847	1.7
18,684	Honeywell International, Inc	1,185,873	1.3
5,359	Roper Industries, Inc	597,421	0.6
	Other	3,082,829	3.3

		7,146,965	7.7

COMMERCIAL & PROFESSIONAL SERVICES		378,846	0.4

CONSUMER DURABLES & APPAREL		1,206,290	1.3

CONSUMER SERVICES		1,759,546	1.9

DIVERSIFIED FINANCIALS
9,631	Ameriprise Financial, Inc	603,189	0.7
103,381	Bank of America Corp	1,199,220	1.3
37,137	Citigroup, Inc	1,469,140	1.6
21,035	Discover Financial Services	810,899	0.9
23,484	JPMorgan Chase & Co	1,032,591	1.1
43,355	Morgan Stanley	828,948	0.9
	Other	1,047,522	1.1

		6,991,509	7.6

ENERGY
12,814	Anadarko Petroleum Corp	952,209	1.0
12,830	Chevron Corp	1,387,436	1.5
35,198	Exxon Mobil Corp	3,046,387	3.3
12,169	Occidental Petroleum Corp	932,267	1.0
16,144	Schlumberger Ltd	1,118,618	1.2
	Other	2,263,786	2.5

		9,700,703	10.5

FOOD & STAPLES RETAILING
6,648	Whole Foods Market, Inc	607,162	0.7

		607,162	0.7

FOOD, BEVERAGE & TOBACCO
37,781	Coca-Cola Co	1,369,561	1.5
11,454	Hershey Co	827,208	0.9
13,100	Kellogg Co	731,635	0.8

40	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
18,309		Philip Morris International, Inc	$1,531,365	1.6%
		Other	2,209,053	2.4

			6,668,822	7.2

HEALTH CARE EQUIPMENT & SERVICES
17,001		Abbott Laboratories	1,113,565	1.2
16,777		Aetna, Inc	776,775	0.9
		Other	842,743	0.9

			2,733,083	3.0

HOUSEHOLD & PERSONAL PRODUCTS
12,694		Procter & Gamble Co	861,796	0.9
		Other	810,655	0.9

			1,672,451	1.8

INSURANCE
12,598		ACE Ltd	1,005,320	1.1
8,827		Travelers Cos, Inc	633,955	0.7
		Other	1,394,916	1.5

			3,034,191	3.3

MATERIALS
13,072		Monsanto Co	1,237,265	1.3
		Other	3,514,614	3.8

			4,751,879	5.1

MEDIA
30,180		Comcast Corp (Class A)	1,128,128	1.2
14,081		Walt Disney Co	701,093	0.7
		Other	1,172,024	1.3

			3,001,245	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,851		Amgen, Inc	677,698	0.7
6,235		Bayer AG.	594,581	0.7
4,619	*	Biogen Idec, Inc	677,469	0.7
15,924	*	Gilead Sciences, Inc	1,169,618	1.3
13,554		Johnson & Johnson	950,135	1.0
80,256		Pfizer, Inc	2,012,821	2.2
7,310	*	Watson Pharmaceuticals, Inc	628,660	0.7
		Other	2,578,226	2.8

			9,289,208	10.1

REAL ESTATE			467,270	0.5

RETAILING
3,089	*	Amazon.com, Inc	775,772	0.8
20,985		Home Depot, Inc	1,297,922	1.4
11,990		Target Corp	709,448	0.8
		Other	2,866,408	3.1

			5,649,550	6.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	41

Summary portfolio of investments	concluded

Growth & Income Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				$1,012,676	1.1%

SOFTWARE & SERVICES
19,412	*	eBay, Inc		990,400	1.1
1,699	*,d	Google, Inc (Class A)		1,205,220	1.3
6,609		International Business Machines Corp		1,265,954	1.3
52,381		Microsoft Corp		1,400,144	1.5
29,996		Oracle Corp		999,467	1.1
		Other		2,857,298	3.1

				8,718,483	9.4

TECHNOLOGY HARDWARE & EQUIPMENT
7,126	d	Apple, Inc		3,798,372	4.1
52,907		Cisco Systems, Inc		1,039,623	1.1
18,015		Qualcomm, Inc		1,117,290	1.2
		Other		1,632,937	1.8

				7,588,222	8.2

TELECOMMUNICATION SERVICES
27,566		Verizon Communications, Inc		1,192,781	1.3
		Other		1,291,292	1.4

				2,484,073	2.7

TRANSPORTATION				1,758,444	1.9

UTILITIES				1,849,862	2.0

		TOTAL COMMON STOCKS	(Cost $80,198,709)	92,066,842	99.6

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
928,346	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		928,346	1.0

				928,346	1.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $928,346)	928,346	1.0

		TOTAL PORTFOLIO	(Cost $81,127,055)	92,995,188	100.6
		OTHER ASSETS & LIABILITIES, NET		(586,512)	(0.6)

		NET ASSETS		$92,408,676	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these Securities have been segregated to cover margin requirements on open written options contracts.

The aggregate value of securities on loan is $934,272.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Large-Cap Value Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
31,208		Ford Motor Co	$404,144	0.6%
		Other	324,744	0.4

			728,888	1.0

BANKS
36,058		TCF Financial Corp	438,105	0.6
57,335		Wells Fargo & Co	1,959,710	2.8
		Other	1,233,321	1.7

			3,631,136	5.1

CAPITAL GOODS
6,584		Boeing Co	496,170	0.7
125,362		General Electric Co	2,631,348	3.7
9,457		Pentair Ltd	464,812	0.6
8,489		SPX Corp	595,503	0.8
		Other	1,232,283	1.7

			5,420,116	7.5

COMMERCIAL & PROFESSIONAL SERVICES
9,520		ADT Corp	442,585	0.6
		Other	263,455	0.4

			706,040	1.0

CONSUMER DURABLES & APPAREL			574,352	0.8

CONSUMER SERVICES
12,876		Carnival Corp	473,451	0.6
10,215	*	Penn National Gaming, Inc	501,659	0.7
		Other	1,206,834	1.7

			2,181,944	3.0

DIVERSIFIED FINANCIALS
100,309		Bank of America Corp	1,163,584	1.6
34,627		Citigroup, Inc	1,369,844	1.9
26,200		JPMorgan Chase & Co	1,152,014	1.6
43,632		Morgan Stanley	834,244	1.2
10,041		State Street Corp	472,027	0.7
		Other	1,727,334	2.4

			6,719,047	9.4

ENERGY
6,249		Anadarko Petroleum Corp	464,363	0.6
19,303		Baker Hughes, Inc	788,335	1.1
16,465		Chevron Corp	1,780,525	2.5
3,403		EOG Resources, Inc	411,048	0.6
30,339		Exxon Mobil Corp	2,625,840	3.7
14,650		Occidental Petroleum Corp	1,122,337	1.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	43

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

ENERGY—continued
61,591	*	Weatherford International Ltd	$689,203	0.9%
		Other	3,020,970	4.2

			10,902,621	15.2

FOOD & STAPLES RETAILING			302,190	0.4

FOOD, BEVERAGE & TOBACCO
10,500	*,e	Green Mountain Coffee Roasters, Inc	434,280	0.6
10,754	*	Kraft Foods Group, Inc	488,984	0.7
18,620		Mondelez International, Inc	474,252	0.7
		Other	1,392,257	1.9

			2,789,773	3.9

HEALTH CARE EQUIPMENT & SERVICES
13,876		Cardinal Health, Inc	571,414	0.8
10,042		Medtronic, Inc	411,923	0.6
12,829		UnitedHealth Group, Inc	695,845	0.9
		Other	1,279,198	1.8

			2,958,380	4.1

HOUSEHOLD & PERSONAL PRODUCTS
23,532		Procter & Gamble Co	1,597,587	2.2
		Other	711,329	1.0

			2,308,916	3.2

INSURANCE
7,716		ACE Ltd	615,737	0.8
15,417		Principal Financial Group	439,693	0.6
7,842		Prudential Financial, Inc	418,214	0.6
6,826		Travelers Cos, Inc	490,243	0.7
		Other	2,520,490	3.5

			4,484,377	6.2

MATERIALS
15,582		Cleveland-Cliffs, Inc	600,842	0.8
		Other	2,490,302	3.5

			3,091,144	4.3

MEDIA
11,444		Comcast Corp (Class A)	427,777	0.6
11,910		Time Warner, Inc	569,655	0.8
		Other	233,206	0.3

			1,230,638	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
11,330		Johnson & Johnson	794,233	1.1
23,576		Merck & Co, Inc	965,201	1.3
82,450		Pfizer, Inc	2,067,846	2.9

44	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
26,152		Teva Pharmaceutical Industries Ltd (ADR)		$976,516	1.4%
		Other		1,345,858	1.9

				6,149,654	8.6

REAL ESTATE				1,722,632	2.4

RETAILING
11,658		Lowe’s Companies, Inc		414,092	0.6
		Other		1,568,641	2.2

				1,982,733	2.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
59,060	*	ON Semiconductor Corp		416,373	0.6
		Other		1,418,319	2.0

				1,834,692	2.6

SOFTWARE & SERVICES
11,091	*	eBay, Inc		565,863	0.8
20,049	*	Yahoo!, Inc		398,975	0.6
		Other		743,047	1.0

				1,707,885	2.4

TECHNOLOGY HARDWARE & EQUIPMENT
68,689		Cisco Systems, Inc		1,349,739	1.9
		Other		1,478,556	2.0

				2,828,295	3.9

TELECOMMUNICATION SERVICES
48,456		AT&T, Inc		1,633,452	2.3
		Other		194,193	0.3

				1,827,645	2.6

TRANSPORTATION
29,756	*	Hertz Global Holdings, Inc		484,130	0.7
		Other		745,280	1.0

				1,229,410	1.7

UTILITIES
6,339		Duke Energy Corp		404,428	0.6
17,025		Exelon Corp		506,324	0.7
		Other		2,430,870	3.4

				3,341,622	4.7

		TOTAL COMMON STOCKS	(Cost $67,685,480)	70,654,130	98.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	45

Summary portfolio of investments	concluded

Large-Cap Value Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,155,594	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$2,155,594	3.0%

				2,155,594	3.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,155,594)	2,155,594	3.0

		TOTAL PORTFOLIO	(Cost $69,841,074)	72,809,724	101.5
		OTHER ASSETS & LIABILITIES, NET		(1,119,096)	(1.5)

		NET ASSETS		$71,690,628	100.0%

Abbreviation(s):

ADR     American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “other”, is $2,120,034.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Portfolio of investments

Real Estate Securities Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
CASINOS & GAMING
5,000	*	Penn National Gaming, Inc	$245,550	0.3%

			245,550	0.3

DIVERSIFIED REITS
40,000		NRDC Acquisition Corp	514,400	0.5
22,000		Vornado Realty Trust	1,761,760	1.9

			2,276,160	2.4

HOTELS, RESORTS & CRUISE LINES
17,000		Starwood Hotels & Resorts Worldwide, Inc	975,120	1.0

			975,120	1.0

INDUSTRIAL REITS
19,000		EastGroup Properties, Inc	1,022,390	1.1
27,000	*	First Industrial Realty Trust, Inc	380,160	0.4
100,000		Global Logistic Properties	231,271	0.1
127,500		Prologis, Inc	4,652,475	4.9

			6,286,296	6.5

OFFICE REITS
41,000		Boston Properties, Inc	4,338,210	4.5
22,800		Digital Realty Trust, Inc	1,547,892	1.6
8,000		Kilroy Realty Corp	378,960	0.4
59,000		Mission West Properties, Inc	537,490	0.6
27,000		SL Green Realty Corp	2,069,550	2.1

			8,872,102	9.2

OTHER DIVERSIFIED FINANCIAL SERVICES
28,800	*,b,m	People’s Choice Financial Corp	0	0.0

			0	0.0

REAL ESTATE OPERATING COMPANIES
341,116		Thomas Properties Group, Inc	1,845,438	1.9

			1,845,438	1.9

RESIDENTIAL REITS
50,000		American Campus Communities, Inc	2,306,500	2.4
20,000		Apartment Investment & Management Co (Class A)	541,200	0.5
34,000		AvalonBay Communities, Inc	4,610,060	4.8
10,000		BRE Properties, Inc (Class A)	508,300	0.5
26,000		Camden Property Trust	1,773,460	1.8
20,000		Education Realty Trust, Inc	212,800	0.2
20,000		Equity Lifestyle Properties, Inc	1,345,800	1.4
64,000		Equity Residential	3,626,880	3.8
10,000		Essex Property Trust, Inc	1,466,500	1.5
9,000		Home Properties, Inc	551,790	0.6
40,000		Post Properties, Inc	1,998,000	2.1

			18,941,290	19.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	47

Portfolio of investments	concluded

Real Estate Securities Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

RETAIL REITS
85,000		DDR Corp		$1,331,100	1.4%
28,000		Equity One, Inc		588,280	0.6
23,000		Federal Realty Investment Trust		2,392,460	2.5
155,000		General Growth Properties, Inc		3,076,750	3.2
16,000		Macerich Co		932,800	1.0
23,000		Realty Income Corp		924,830	0.9
20,000		Regency Centers Corp		942,400	1.0
75,000		Simon Property Group, Inc		11,856,750	12.3
17,000		Tanger Factory Outlet Centers, Inc		581,400	0.6
31,000		Taubman Centers, Inc		2,440,320	2.5

				25,067,090	26.0

SPECIALIZED REITS
60,000		American Tower Corp		4,636,200	4.8
55,000		CubeSmart		801,350	0.8
8,000		Entertainment Properties Trust		368,880	0.4
30,000		Extra Space Storage, Inc		1,091,700	1.1
88,000		HCP, Inc		3,975,840	4.1
73,000		Health Care REIT, Inc		4,474,168	4.7
100,000		Host Marriott Corp		1,567,000	1.6
20,000		Plum Creek Timber Co, Inc		887,400	0.9
32,000		Public Storage, Inc		4,638,720	4.8
12,000		Rayonier, Inc		621,960	0.7
110,000	*	Strategic Hotels & Resorts, Inc		704,000	0.8
45,000	*	Sunstone Hotel Investors, Inc		481,950	0.5
40,000		Ventas, Inc		2,588,800	2.7
70,000		Weyerhaeuser Co		1,947,400	2.0

				28,785,368	29.9

		TOTAL COMMON STOCKS	(Cost $79,641,788)	93,294,414	96.8

		TOTAL PORTFOLIO	(Cost $79,641,788)	93,294,414	96.8
		OTHER ASSETS & LIABILITIES, NET		3,126,404	3.2

		NET ASSETS		$96,420,818	100.0%

Abbreviation(s):

REIT    Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

48	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Small-Cap Equity Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
19,819		Dana Holding Corp	$309,374	0.5%
		Other	407,509	0.7

			716,883	1.2

BANKS
25,129		FirstMerit Corp	356,580	0.6
18,094		Home Loan Servicing Solutions Ltd	341,977	0.6
5,200	*	Signature Bank	370,968	0.6
32,937		Susquehanna Bancshares, Inc	345,180	0.6
7,054	*	SVB Financial Group	394,812	0.6
		Other	2,743,916	4.6

			4,553,433	7.6

CAPITAL GOODS
9,000		Acuity Brands, Inc	609,570	1.0
6,600		Alliant Techsystems, Inc	408,936	0.7
9,100		Applied Industrial Technologies, Inc	382,291	0.6
8,848	*	EnerSys	332,950	0.6
5,080	*	Teledyne Technologies, Inc	330,556	0.5
		Other	3,724,163	6.2

			5,788,466	9.6

COMMERCIAL & PROFESSIONAL SERVICES
10,600	*	Copart, Inc	312,700	0.5
		Other	2,037,392	3.4

			2,350,092	3.9

CONSUMER DURABLES & APPAREL
19,439	*,e	Beazer Homes USA, Inc	328,325	0.6
18,800		Brunswick Corp	546,892	0.9
8,491		Harman International Industries, Inc	379,038	0.6
		Other	1,257,943	2.1

			2,512,198	4.2

CONSUMER SERVICES
14,700		Hillenbrand, Inc	332,367	0.6
		Other	2,604,880	4.3

			2,937,247	4.9

DIVERSIFIED FINANCIALS
7,700		Greenhill & Co, Inc	400,323	0.7
		Other	2,225,573	3.7

			2,625,896	4.4

ENERGY
7,614		Bristow Group, Inc	408,567	0.7
6,999		Targa Resources Investments, Inc	369,827	0.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	49

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

ENERGY—continued
12,000	e	Western Refining, Inc	$338,280	0.6%
		Other	2,478,871	4.1

			3,595,545	6.0

FOOD & STAPLES RETAILING			420,827	0.7

FOOD, BEVERAGE & TOBACCO
8,200		Sanderson Farms, Inc	389,910	0.7
		Other	749,732	1.2

			1,139,642	1.9

HEALTH CARE EQUIPMENT & SERVICES
7,441	*	Cyberonics, Inc	390,876	0.6
12,000	*	Team Health Holdings, Inc	345,240	0.6
		Other	2,915,236	4.9

			3,651,352	6.1

HOUSEHOLD & PERSONAL PRODUCTS			364,397	0.6

INSURANCE
13,200		Fidelity National Title Group, Inc (Class A)	310,860	0.5
13,298		First American Financial Corp	320,349	0.5
		Other	1,473,191	2.5

			2,104,400	3.5

MATERIALS
8,268		Minerals Technologies, Inc	330,059	0.6
1,200		NewMarket Corp	314,640	0.5
30,400	*	Stillwater Mining Co	388,512	0.6
		Other	1,670,262	2.8

			2,703,473	4.5

MEDIA			573,725	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,300	*	Cepheid, Inc	348,243	0.6
14,000	*	Viropharma, Inc	318,640	0.5
		Other	2,136,924	3.6

			2,803,807	4.7

REAL ESTATE
4,699		Equity Lifestyle Properties, Inc	316,196	0.5
12,910		Extra Space Storage, Inc	469,795	0.8
5,368		Home Properties, Inc	329,112	0.6
20,200		Omega Healthcare Investors, Inc	481,770	0.8
7,630		Post Properties, Inc	381,119	0.6
21,793		RLJ Lodging Trust	422,130	0.7
5,919		Sovran Self Storage, Inc	367,570	0.6
44,109	*	Sunstone Hotel Investors, Inc	472,407	0.8
		Other	1,959,935	3.3

			5,200,034	8.7

50	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

RETAILING
10,270	*	Ann Taylor Stores Corp		$347,537	0.6%
		Other		1,786,244	2.9

				2,133,781	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
19,300	*	Teradyne, Inc		325,977	0.5
		Other		2,162,989	3.6

				2,488,966	4.1

SOFTWARE & SERVICES
13,816	*	Aspen Technology, Inc		381,874	0.6
7,834	*	Commvault Systems, Inc		546,108	0.9
7,060		IAC/InterActiveCorp		333,938	0.6
6,083	*	Manhattan Associates, Inc		367,048	0.6
8,599		MAXIMUS, Inc		543,629	0.9
27,236	*	TiVo, Inc		335,547	0.6
		Other		2,885,362	4.8

				5,393,506	9.0

TECHNOLOGY HARDWARE & EQUIPMENT
17,000	*	Aruba Networks, Inc		352,750	0.6
		Other		2,277,194	3.8

				2,629,944	4.4

TELECOMMUNICATION SERVICES				193,618	0.3

TRANSPORTATION
9,444	*	Alaska Air Group, Inc		406,942	0.7
		Other		536,952	0.9

				943,894	1.6

UTILITIES
11,300		Black Hills Corp		410,642	0.7
		Other		1,344,247	2.2

				1,754,889	2.9

		TOTAL COMMON STOCKS	(Cost $54,870,360)	59,580,015	99.2

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,179,901	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		3,179,901	5.3

				3,179,901	5.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,179,901)	3,179,901	5.3

		TOTAL PORTFOLIO	(Cost $58,050,261)	62,759,916	104.5
		OTHER ASSETS & LIABILITIES, NET		(2,678,644)	(4.5)

		NET ASSETS		$60,081,272	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	51

Summary portfolio of investments	concluded

Small-Cap Equity Fund  ▪  December 31, 2012

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “other”, is $3,191,327.

Securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Equity Fund  ▪  December 31, 2012

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
24,135	Ford Motor Co	$312,548	0.7%
	Other	358,596	0.8

		671,144	1.5

BANKS
4,644	PNC Financial Services Group, Inc	270,792	0.6
11,696	US Bancorp	373,570	0.8
	Other	726,129	1.7

		1,370,491	3.1

CAPITAL GOODS
3,956	3M Co	367,315	0.8
5,091	Danaher Corp	284,587	0.6
5,715	Emerson Electric Co	302,666	0.7
4,491	Illinois Tool Works, Inc	273,098	0.6
1,507	Precision Castparts Corp	285,456	0.7
	Other	2,005,550	4.6

		3,518,672	8.0

COMMERCIAL & PROFESSIONAL SERVICES		391,261	0.9

CONSUMER DURABLES & APPAREL		498,947	1.1

CONSUMER SERVICES
4,949	McDonald’s Corp	436,551	1.0
5,671	Starbucks Corp	304,079	0.7
	Other	290,433	0.7

		1,031,063	2.4

DIVERSIFIED FINANCIALS
6,182	American Express Co	355,341	0.8
11,079	Bank of New York Mellon Corp	284,730	0.7
4,874	Capital One Financial Corp	282,351	0.6
	Other	1,904,120	4.4

		2,826,542	6.5

ENERGY
2,371	EOG Resources, Inc	286,393	0.6
5,009	Phillips 66	265,978	0.6
	Other	3,530,424	8.1

		4,082,795	9.3

FOOD & STAPLES RETAILING		402,151	0.9

FOOD, BEVERAGE & TOBACCO
6,951	PepsiCo, Inc	475,657	1.1
	Other	1,240,868	2.8

		1,716,525	3.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	53

Summary portfolio of investments	continued

Social Choice Equity Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
7,279		Abbott Laboratories	$476,775	1.1%
4,655		Baxter International, Inc	310,302	0.7
7,769		Medtronic, Inc	318,684	0.8
		Other	928,720	2.1

			2,034,481	4.7

HOUSEHOLD & PERSONAL PRODUCTS
3,110		Colgate-Palmolive Co	325,119	0.7
3,355		Kimberly-Clark Corp	283,263	0.7
10,410		Procter & Gamble Co	706,735	1.6
		Other	178,801	0.4

			1,493,918	3.4

INSURANCE
3,439		ACE Ltd	274,432	0.6
7,053	*	Berkshire Hathaway, Inc (Class B)	632,654	1.5
3,920		Travelers Cos, Inc	281,534	0.6
		Other	1,390,390	3.2

			2,579,010	5.9

MATERIALS
2,582		Praxair, Inc	282,600	0.7
		Other	1,845,035	4.2

			2,127,635	4.9

MEDIA
2,930		Time Warner Cable, Inc	284,767	0.6
6,345		Time Warner, Inc	303,481	0.7
		Other	728,714	1.7

			1,316,962	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,010	*	Biogen Idec, Inc	294,807	0.7
10,409		Bristol-Myers Squibb Co	339,229	0.8
4,599	*	Gilead Sciences, Inc	337,797	0.8
10,531		Johnson & Johnson	738,223	1.7
12,885		Merck & Co, Inc	527,512	1.2
		Other	539,467	1.2

			2,777,035	6.4

REAL ESTATE
3,602		American Tower Corp	278,327	0.6
2,103		Simon Property Group, Inc	332,463	0.8
		Other	1,042,894	2.4

			1,653,684	3.8

RETAILING
9,076		Lowe’s Companies, Inc	322,380	0.8
4,946		Target Corp	292,655	0.7
6,543		TJX Companies, Inc	277,750	0.6
		Other	1,061,625	2.4

			1,954,410	4.5

54	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Equity Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23,058		Intel Corp		$475,686	1.1%
9,371		Texas Instruments, Inc		289,939	0.7
		Other		408,109	0.9

				1,173,734	2.7

SOFTWARE & SERVICES
4,757		Accenture plc		316,340	0.7
989	*	Google, Inc (Class A)		701,567	1.6
4,080		International Business Machines Corp		781,524	1.8
16,643		Oracle Corp		554,545	1.3
13,571	*	Yahoo!, Inc		270,063	0.6
		Other		1,473,057	3.4

				4,097,096	9.4

TECHNOLOGY HARDWARE & EQUIPMENT
24,888		Cisco Systems, Inc		489,049	1.1
13,142	*	EMC Corp		332,493	0.8
7,074		Qualcomm, Inc		438,729	1.0
		Other		916,722	2.1

				2,176,993	5.0

TELECOMMUNICATION SERVICES				801,797	1.8

TRANSPORTATION
4,382		United Parcel Service, Inc (Class B)		323,085	0.8
		Other		575,418	1.3

				898,503	2.1

UTILITIES
3,919		NextEra Energy, Inc		271,155	0.6
		Other		1,577,078	3.6

				1,848,233	4.2

		TOTAL COMMON STOCKS	(Cost $37,903,603)	43,443,082	99.4

		TOTAL PORTFOLIO	(Cost $37,903,603)	43,443,082	99.4
		OTHER ASSETS & LIABILITIES, NET		249,328	0.6

		NET ASSETS		$43,692,410	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	55

Summary portfolio of investments

Stock Index Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$2,049,576	1.0%

BANKS
24,796		US Bancorp	791,984	0.4
63,849		Wells Fargo & Co	2,182,359	1.1
		Other	3,836,696	1.8

			6,811,039	3.3

CAPITAL GOODS
9,020		3M Co	837,507	0.4
9,805		Boeing Co	738,905	0.4
8,520		Caterpillar, Inc	763,222	0.4
138,100		General Electric Co	2,898,719	1.4
11,811		United Technologies Corp	968,620	0.5
		Other	10,775,596	5.1

			16,982,569	8.2

COMMERCIAL & PROFESSIONAL SERVICES			2,232,893	1.1

CONSUMER DURABLES & APPAREL			3,045,967	1.5

CONSUMER SERVICES
13,266		McDonald’s Corp	1,170,194	0.6
		Other	3,328,112	1.6

			4,498,306	2.2

DIVERSIFIED FINANCIALS
13,003		American Express Co	747,413	0.4
139,899		Bank of America Corp	1,622,828	0.8
38,246		Citigroup, Inc	1,513,012	0.7
6,419		Goldman Sachs Group, Inc	818,808	0.4
49,466		JPMorgan Chase & Co	2,175,020	1.0
		Other	5,982,963	2.9

			12,860,044	6.2

ENERGY
25,615		Chevron Corp	2,770,006	1.3
16,368		ConocoPhillips	949,180	0.5
60,930	d	Exxon Mobil Corp	5,273,492	2.5
10,534		Occidental Petroleum Corp	807,010	0.4
17,350		Schlumberger Ltd	1,202,181	0.6
		Other	9,325,407	4.5

			20,327,276	9.8

FOOD & STAPLES RETAILING
16,616		CVS Corp	803,383	0.4
22,043		Wal-Mart Stores, Inc	1,503,994	0.7
		Other	1,855,545	0.9

			4,162,922	2.0

56	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Fund  ▪  December 31, 2012

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
26,452		Altria Group, Inc	$831,122	0.4%
50,244		Coca-Cola Co	1,821,345	0.9
20,327		PepsiCo, Inc	1,390,976	0.6
22,270		Philip Morris International, Inc	1,862,663	0.9
		Other	4,760,491	2.3

			10,666,597	5.1

HEALTH CARE EQUIPMENT & SERVICES
20,617		Abbott Laboratories	1,350,414	0.6
13,568		UnitedHealth Group, Inc	735,928	0.4
		Other	7,677,488	3.7

			9,763,830	4.7

HOUSEHOLD & PERSONAL PRODUCTS
35,797		Procter & Gamble Co	2,430,258	1.2
		Other	1,785,981	0.8

			4,216,239	2.0

INSURANCE
23,114	*	Berkshire Hathaway, Inc (Class B)	2,073,326	1.0
		Other	5,734,446	2.8

			7,807,772	3.8

MATERIALS			8,245,796	4.0

MEDIA
35,238		Comcast Corp (Class A)	1,317,196	0.6
23,416		Walt Disney Co	1,165,883	0.6
		Other	4,953,321	2.4

			7,436,400	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,133		Amgen, Inc	874,680	0.4
35,878		Johnson & Johnson	2,515,048	1.2
39,682		Merck & Co, Inc	1,624,581	0.8
97,733		Pfizer, Inc	2,451,144	1.2
		Other	6,869,171	3.3

			14,334,624	6.9

REAL ESTATE			7,635,974	3.7

RETAILING
4,712	*	Amazon.com, Inc	1,183,372	0.6
20,017		Home Depot, Inc	1,238,051	0.6
		Other	6,241,287	3.0

			8,662,710	4.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
65,759		Intel Corp	1,356,608	0.6
		Other	3,045,137	1.5

			4,401,745	2.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	57

Summary portfolio of investments	continued

Stock Index Fund  ▪  December 31, 2012

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
15,029	*	eBay, Inc		$766,780	0.4%
3,369	*	Google, Inc (Class A)		2,389,867	1.1
14,193		International Business Machines Corp		2,718,669	1.3
98,142		Microsoft Corp		2,623,336	1.3
49,840		Oracle Corp		1,660,669	0.8
6,800		Visa, Inc (Class A)		1,030,744	0.5
		Other		8,015,460	3.9

				19,205,525	9.3

TECHNOLOGY HARDWARE & EQUIPMENT
12,159		Apple, Inc		6,481,112	3.1
69,902		Cisco Systems, Inc		1,373,574	0.6
22,360		Qualcomm, Inc		1,386,767	0.7
		Other		4,348,778	2.1

				13,590,231	6.5

TELECOMMUNICATION SERVICES
76,302		AT&T, Inc		2,572,141	1.2
36,967		Verizon Communications, Inc		1,599,562	0.8
		Other		1,357,600	0.7

				5,529,303	2.7

TRANSPORTATION
6,225		Union Pacific Corp		782,607	0.4
		Other		3,023,741	1.4

				3,806,348	1.8

UTILITIES				7,040,420	3.4

		TOTAL COMMON STOCKS	(Cost $170,587,880)	205,314,106	99.1

RIGHTS/WARRANTS
ENERGY				91	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				19	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	110	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,219,980	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		4,219,980	2.0

				4,219,980	2.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,219,980)	4,219,980	2.0

		TOTAL PORTFOLIO	(Cost $174,807,860)	209,534,196	101.1
		OTHER ASSETS & LIABILITIES, NET		(2,444,473)	(1.1)

		NET ASSETS		$207,089,723	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

58	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Fund  ▪  December 31, 2012

The aggregate value of securities on loan is $4,181,940.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	59

Summary portfolio of investments

International Equity Fund   ▪  December 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
BELGIUM
13,874		UCB S.A.	$794,819	1.0%

			794,819	1.0

CHINA
588,500	e	Anhui Conch Cement Co Ltd	2,198,259	2.9

			2,198,259	2.9

FRANCE
4,605		Atos Origin S.A.	323,394	0.4
59,592		BNP Paribas	3,392,575	4.4
22,424		Compagnie Generale d’Optique Essilor International S.A.	2,261,622	3.0
19,988		Lafarge S.A.	1,290,671	1.7
2,217		Technip S.A.	256,365	0.3
		Other	382,397	0.5

			7,907,024	10.3

GERMANY
49,480		Bayer AG.	4,718,503	6.1
9,157		Beiersdorf AG.	749,781	1.0
11,559		Continental AG.	1,347,239	1.7
19,198		Henkel KGaA (Preference)	1,579,440	2.1
31,150		Lanxess AG.	2,746,788	3.6
7,887		Merck KGaA	1,039,466	1.3

			12,181,217	15.8

HONG KONG
228,200		AIA Group Ltd	905,117	1.2
214,000		Hang Lung Properties Ltd	861,225	1.1
		Other	119,166	0.2

			1,885,508	2.5

INDIA
142,740		HDFC Bank Ltd	1,779,528	2.3

			1,779,528	2.3

ITALY
294,846	*	UniCredit S.p.A	1,451,955	1.9
		Other	84,606	0.1

			1,536,561	2.0

JAPAN
60,600		Asics Corp	925,759	1.2
8,000		Daikin Industries Ltd	274,793	0.4
7,422		Denso Corp	258,465	0.3
1,600		Fast Retailing Co Ltd	408,337	0.5
134,000	e	Hitachi Ltd	788,524	1.0
45,200	e	LIXIL Group Corp	1,008,210	1.3

60	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

International Equity Fund   ▪  December 31, 2012

Shares		Company	Value	% of net assets

JAPAN—continued
61,825	*,e	Olympus Corp	$1,199,449	1.6%
18,150		Shin-Etsu Chemical Co Ltd	1,107,695	1.4
14,000		Toyota Motor Corp	653,746	0.9
		Other	907,455	1.2

			7,532,433	9.8

MACAU
111,200		Sands China Ltd	497,138	0.6

			497,138	0.6

NETHERLANDS			14,509	0.0

SINGAPORE
1,722,000		Golden Agri-Resources Ltd	926,694	1.2

			926,694	1.2

SWEDEN
26,158		Assa Abloy AB (Class B)	984,658	1.3
141,327		SKF AB (B Shares)	3,579,472	4.6
59,098		Trelleborg AB (B Shares)	739,098	1.0

			5,303,228	6.9

SWITZERLAND
56,329		Adecco S.A.	2,983,084	3.9
3,520		Burckhardt Compression Holding AG.	1,154,540	1.5
204,455		Clariant AG.	2,788,710	3.6
44,398		Holcim Ltd	3,270,136	4.2
7,114		Swatch Group AG. Reg	615,397	0.8
57,454		UBS AG. (Switzerland)	899,090	1.2
		Other	305,515	0.4

			12,016,472	15.6

UNITED KINGDOM
79,042		British Sky Broadcasting plc	996,909	1.3
83,588		Carnival plc	3,245,910	4.2
74,861		Drax Group plc	670,194	0.9
229,060		Filtrona plc	2,060,054	2.7
18,492		Imperial Tobacco Group plc	716,963	0.9
3,521,403	*	Lloyds TSB Group plc	2,806,183	3.6
32,635		Reckitt Benckiser Group plc	2,071,656	2.7
184,916		Reed Elsevier plc	1,952,277	2.5
302,094		Tate & Lyle plc	3,737,565	4.8
39,175		Tullow Oil plc	816,697	1.1
16,970		Wolseley plc	811,483	1.1
		Other	616,400	0.8

			20,502,291	26.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	61

Summary portfolio of investments	concluded

International Equity Fund   ▪  December 31, 2012

Shares		Company		Value	% of net assets

UNITED STATES
25,272		iShares MSCI EAFE Index Fund		$1,435,955	1.8%

				1,435,955	1.8

		TOTAL COMMON STOCKS	(Cost $69,582,999)	76,511,636	99.3

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,411,250	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		3,411,250	4.4

				3,411,250	4.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,411,250)	3,411,250	4.4

		TOTAL PORTFOLIO	(Cost $72,994,249)	79,922,886	103.7
		OTHER ASSETS & LIABILITIES, NET		(2,901,582)	(3.7)

		NET ASSETS		$77,021,304	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “other”, is $3,222,952.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector

International Equity Fund   ▪  December 31, 2012

Sector	Value	% of net assets
MATERIALS	$15,652,554	20.4%
FINANCIALS	14,269,325	18.5
INDUSTRIALS	12,035,299	15.6
CONSUMER DISCRETIONARY	11,488,535	14.9
HEALTH CARE	10,013,859	13.0
CONSUMER STAPLES	9,946,738	12.9
ENERGY	1,323,214	1.7
INFORMATION TECHNOLOGY	1,111,918	1.4
UTILITIES	670,194	0.9
SHORT-TERM INVESTMENTS	3,411,250	4.4
OTHER ASSETS & LIABILITIES, NET	(2,901,582)	(3.7)

NET ASSETS	$77,021,304	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	63

Summary portfolio of investments

Bond Fund  ▪  December 31, 2012

Principal		Issuer		Value	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS				$182,210	0.1%

BANKS
$ 750,000		Citigroup, Inc	4.500%, 01/14/22	836,778	0.5
800,000	g	Depfa ACS Bank	5.125%, 03/16/37	624,555	0.3
750,000	g	Hutchison Whampoa International 12 II Ltd	2.000%, 11/08/17	749,440	0.4
625,000		JPMorgan Chase & Co	5.400%, 01/06/42	753,190	0.4
575,000	g	Mizuho Corporate Bank Ltd	1.550%, 10/17/17	575,577	0.3
		Other		8,024,770	4.4

				11,564,310	6.3

CAPITAL GOODS				3,380,714	1.8

COMMERCIAL & PROFESSIONAL SERVICES				1,491,478	0.8

CONSUMER DURABLES & APPAREL				255,125	0.1

CONSUMER SERVICES				1,523,743	0.8

DIVERSIFIED FINANCIALS
775,000		Bank of America Corp	5.700%, 01/24/22	931,975	0.5
525,000		Bank of New York Mellon Corp	2.300%, 07/28/16	548,758	0.3
1,185,000		General Electric Capital Corp	4.650%, 10/17/21	1,352,128	0.7
875,000		Toyota Motor Credit Corp	0.875%, 07/17/15	878,604	0.5
		Other		12,245,901	6.6

				15,957,366	8.6

ENERGY
500,000		Southwestern Energy Co	7.500%, 02/01/18	612,728	0.4
		Other		8,914,148	4.8

				9,526,876	5.2

FOOD & STAPLES RETAILING				1,064,292	0.6

FOOD, BEVERAGE & TOBACCO				3,263,882	1.8

HEALTH CARE EQUIPMENT & SERVICES				1,452,612	0.8

HOUSEHOLD & PERSONAL PRODUCTS				174,868	0.1

INSURANCE				3,471,006	1.9

MATERIALS
500,000		International Paper Co	4.750%, 02/15/22	565,768	0.3
		Other		4,640,649	2.5

				5,206,417	2.8

MEDIA
1,150,000		NBC Universal Media LLC	2.875%, 01/15/23	1,154,893	0.6
		Other		3,289,171	1.8

				4,444,064	2.4

64	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Bond Fund  ▪  December 31, 2012

Principal		Issuer		Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
$ 500,000		Amgen, Inc	3.625%, 05/15/22	$537,323	0.3%
		Other		3,317,912	1.8

				3,855,235	2.1

REAL ESTATE				1,816,789	1.0

RETAILING
550,000		Macy’s Retail Holdings, Inc	2.875%, 02/15/23	538,578	0.3
600,000		O’Reilly Automotive, Inc	3.800%, 09/01/22	624,292	0.4
510,000	g	QVC Inc	7.375%, 10/15/20	567,445	0.3
		Other		1,163,322	0.6

				2,893,637	1.6

SOFTWARE & SERVICES
775,000		Oracle Corp	2.500%, 10/15/22	781,982	0.4
		Other		1,977,234	1.1

				2,759,216	1.5

TECHNOLOGY HARDWARE & EQUIPMENT				1,924,125	1.0

TELECOMMUNICATION SERVICES
600,000		Verizon Communications, Inc	0.700%, 11/02/15	600,151	0.3
		Other		3,525,833	1.9

				4,125,984	2.2

TRANSPORTATION				1,995,613	1.1

UTILITIES				6,424,255	3.5

		TOTAL CORPORATE BONDS	(Cost $84,204,316)	88,753,817	48.1

GOVERNMENT BONDS
AGENCY SECURITIES
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,047,458	0.6
		Other		739,523	0.4

				1,786,981	1.0

FOREIGN GOVERNMENT BONDS				8,731,941	4.7

MORTGAGE BACKED
797,455		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 12/01/39	879,916	0.5
487,791		FGLMC	4.500%, 07/01/40	538,231	0.3
1,771,438		FGLMC	4.000%–6.500%, 02/01/19–01/01/40	1,938,443	1.1
1,414,293		Federal National Mortgage Association (FNMA)	4.564%, 01/01/15	1,473,362	0.8
739,390		FNMA	3.000%, 01/01/27	781,004	0.4
507,466		FNMA	5.500%, 07/01/33	581,666	0.3
696,087		FNMA	4.500%, 04/01/39	752,167	0.4
500,000		FNMA	4.000%, 02/25/40	541,408	0.3
550,050		FNMA	5.000%, 05/01/40	610,623	0.3
938,635		FNMA	4.000%, 12/01/40	1,031,556	0.6
764,032		FNMA	4.000%, 02/01/41	819,851	0.4
829,271		FNMA	3.500%, 12/01/41	884,827	0.5
1,304,121		FNMA	3.000%, 04/01/42	1,367,861	0.7
996,689		FNMA	3.000%, 11/01/42	1,045,402	0.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	65

Summary portfolio of investments	continued

Bond Fund  ▪  December 31, 2012

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$ 2,000,000	h	FNMA	3.000%, 12/01/42	$2,109,782	1.1%
17,929,193	i	FNMA	2.500%–7.500%, 06/01/13–07/01/42	19,482,450	10.6
561,610		Government National Mortgage Association (GNMA)	4.500%, 03/15/40	619,901	0.3
765,575		GNMA	4.500%, 04/20/40	846,522	0.5
515,311		GNMA	4.500%, 05/15/40	568,797	0.3
488,650		GNMA	4.000%, 07/15/40	539,604	0.3
919,274		GNMA	4.000%, 09/15/41	1,009,099	0.5
994,649		GNMA	3.000%, 09/15/42	1,060,106	0.6
992,851		GNMA	3.000%, 09/20/42	1,057,105	0.6
3,265,709		GNMA	3.500%–6.000%, 07/15/33–12/20/41	3,595,651	1.9
		Other		733,219	0.4

				44,868,553	24.3

MUNICIPAL BONDS				625,369	0.3

U.S. TREASURY SECURITIES
1,000,000		United States Treasury Note	0.250%, 05/31/14	1,000,469	0.5
3,050,000		United States Treasury Note	0.250%, 06/30/14	3,051,193	1.7
1,000,000		United States Treasury Note	0.250%, 09/30/14	1,000,234	0.5
2,000,000		United States Treasury Note	0.250%, 11/30/14	2,000,078	1.1
10,914,000		United States Treasury Note	0.375%, 11/15/15	10,924,237	5.9
		Other		856,498	0.5

				18,832,709	10.2

		TOTAL GOVERNMENT BONDS	(Cost $71,846,514)	74,845,553	40.5

STRUCTURED ASSETS
ASSET BACKED				6,148,209	3.3

OTHER MORTGAGE BACKED
910,000		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class AM)	5.675%, 07/10/46	1,028,983	0.6
520,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.383%, 12/15/43	554,707	0.3
540,000		Wachovia Bank Commercial Mortgage Trust
		Series 2006-C29 (Class AM)	5.339%, 11/15/48	605,621	0.3
		Other		4,723,674	2.6

				6,912,985	3.8

		TOTAL STRUCTURED ASSETS	(Cost $12,742,066)	13,061,194	7.1

		TOTAL BONDS	(Cost $168,792,896)	176,660,564	95.7

Shares		Company
PREFERRED STOCKS
BANKS				38,487	0.0

		TOTAL PREFERRED STOCKS	(Cost $569,550)	38,487	0.0

66	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund  ▪  December 31, 2012

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
TREASURY DEBT
$ 3,000,000	United States Treasury Bill	0.040%, 01/03/13	$2,999,993	1.6%
2,300,000	United States Treasury Bill	0.025%, 01/10/13	2,299,986	1.3

			5,299,979	2.9

	TOTAL SHORT-TERM INVESTMENTS	(Cost $5,299,979)	5,299,979	2.9

	TOTAL PORTFOLIO	(Cost $174,662,425)	181,999,030	98.6
	OTHER ASSETS & LIABILITIES, NET		2,563,988	1.4

	NET ASSETS		$184,563,018	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities including those in “other”, was $33,265,206 or 18.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	67

Summary portfolio of investments

Money Market Fund  ▪  December 31, 2012

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 500,000		Toronto-Dominion Bank	0.220%, 02/05/13	$500,000	0.8%
		Other		329,000	0.5

				829,000	1.3

COMMERCIAL PAPER
500,000		Australia & New Zealand Banking Group Ltd	0.190% , 02/08/13	499,900	0.8
800,000		Australia & New Zealand Banking Group Ltd	0.200%–0.205%, 01/30/13–03/12/13	799,778	1.3
1,215,000		Bank of Nova Scotia	0.130%–0.260%, 01/04/13–05/01/13	1,214,688	1.9
500,000	y	Coca-Cola Co	0.150%, 03/08/13	499,863	0.8
641,000	y	Coca-Cola Co	0.170%–0.210%, 01/11/13–02/20/13	640,886	1.0
527,000	y	Fairway Finance LLC	0.200%, 01/24/13	526,933	0.8
750,000	y	Fairway Finance LLC	0.190%, 02/07/13	749,854	1.2
500,000		General Electric Capital Corp	0.160%, 01/25/13	499,947	0.8
1,232,000		JPMorgan Chase Bank NA	0.210%–0.260%, 01/15/13–03/04/13	1,231,699	2.0
1,000,000	y	National Australia Funding Delaware, Inc	0.200%, 02/06/13	999,800	1.6
640,000	y	National Australia Funding Delaware, Inc	0.190%–0.210%, 01/03/13–01/10/13	639,980	1.0
660,000	y	Nestle Capital Corp	0.200%–0.220%, 05/15/13–05/21/13	659,474	1.1
500,000		PACCAR Financial Corp	0.150%, 02/01/13	499,935	0.8
1,000,000	y	Procter & Gamble Co	0.160%, 02/04/13	999,849	1.6
500,000	y	Procter & Gamble Co	0.165%, 02/08/13	499,913	0.8
500,000		Province of Ontario Canada	0.165%, 02/14/13	499,899	0.8
500,000		Province of Quebec Canada	0.140%, 01/17/13	499,969	0.8
500,000		Province of Quebec Canada	0.165%, 02/20/13	499,885	0.8
610,000		Province of Quebec Canada	0.155%–0.165%, 02/12/13–02/21/13	609,875	1.0
740,000		Standard Chartered Bank NY	0.310%–0.330%, 03/11/13–04/02/13	739,488	1.2
510,000		Straight-A Funding LLC	0.150%, 01/08/13	509,985	0.8
1,000,000		Straight-A Funding LLC	0.190%, 03/05/13	999,668	1.6
969,000		Thunder Bay Funding LLC	0.200%–0.220%, 01/29/13–03/12/13	968,677	1.5
600,000	y	Unilever Capital Corp	0.150%, 01/11/13	599,975	1.0
500,000		US Bank NA	0.180%, 03/18/13	499,810	0.8
620,000	y	Variable Funding Capital Co LLC	0.170%, 01/22/13–01/29/13	619,928	1.0
500,000	y	Wal-Mart Stores, Inc	0.110%, 01/24/13	499,965	0.8
474,000	y	Wal-Mart Stores, Inc	0.100%, 02/05/13	473,954	0.8
		Other		3,197,585	5.1

				22,181,162	35.5

GOVERNMENT AGENCY DEBT
754,000		Federal Farm Credit Bank (FFCB)	0.150%, 01/14/13	753,959	1.2
718,000		Federal Home Loan Bank (FHLB)	0.125%–0.160%, 01/04/13	717,992	1.2
500,000		FHLB	0.150%–0.170%, 01/16/13	499,966	0.8
650,000		FHLB	0.108%–0.160%, 02/13/13	649,907	1.0
960,000		FHLB	0.100%–0.170%, 01/11/13–02/27/13	959,899	1.5
630,000		Federal Home Loan Mortgage Corp (FHLMC)	0.150%–0.165%, 01/09/13	629,977	1.0
646,000		FHLMC	0.140%, 01/18/13	645,957	1.0

68	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Money Market Fund  ▪  December 31, 2012

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 644,000		FHLMC	0.100%–0.150%, 01/22/13	$643,946	1.0%
765,000		FHLMC	0.120%, 01/28/13	764,931	1.2
900,000		FHLMC	0.125%–0.160%, 02/11/13	899,856	1.4
514,000		FHLMC	0.135%, 02/12/13	513,919	0.8
500,000		FHLMC	0.100%, 03/25/13	499,885	0.8
4,300,000		FHLMC	0.090%, 04/15/13	4,298,882	6.9
2,673,000		FHLMC	0.120%–0.200%, 01/03/13–04/03/13	2,672,522	4.3
1,029,000		Federal National Mortgage Association (FNMA)	0.115%–0.160%, 01/02/13	1,028,996	1.7
500,000		FNMA	0.180%, 01/03/13	499,995	0.8
500,000		FNMA	0.150%, 01/08/13	499,985	0.8
500,000		FNMA	0.100%, 01/09/13	499,989	0.8
1,000,000		FNMA	0.060%, 02/06/13	999,940	1.6
865,000		FNMA	0.125%, 02/20/13	864,850	1.4
800,000		FNMA	0.095%, 03/27/13	799,821	1.3
1,457,000		FNMA	0.140%-0.160%, 01/07/13–03/06/13	1,456,766	2.3

				21,801,940	34.8

TREASURY DEBT
500,000		United States Treasury Bill	0.103%, 01/10/13	499,987	0.8
663,000		United States Treasury Bill	0.094%–0.123%, 02/07/13	662,921	1.1
1,500,000		United States Treasury Bill	0.093%–0.126%, 03/07/13	1,499,689	2.4
1,198,000		United States Treasury Bill	0.100%–0.104%, 04/04/13	1,197,689	1.9
1,815,000		United States Treasury Bill	0.067%–0.132%, 02/14/13–06/27/13	1,814,424	2.9
848,000		United States Treasury Note	1.375%, 02/15/13	849,257	1.4
500,000		United States Treasury Note	0.625%, 02/28/13	500,357	0.8
500,000		United States Treasury Note	1.375%, 05/15/13	502,177	0.8
695,000		United States Treasury Note	0.500%, 05/31/13	695,926	1.1
500,000		United States Treasury Note	0.125%, 09/30/13	499,695	0.8
3,108,000		United States Treasury Note	0.375%–1.750%, 01/15/13–11/15/13	3,115,336	4.9

				11,837,458	18.9

VARIABLE RATE SECURITIES
2,660,000	i	Federal Farm Credit Bank (FFCB)	0.222%–0.578%, 02/01/13–10/15/13	2,659,606	4.3
500,000	i	Federal Home Loan Bank (FHLB)	0.360%, 08/16/13	500,000	0.8
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.165%, 02/04/13	499,981	0.8
830,000	i	FHLMC	0.163%, 05/06/13	829,857	1.3
700,000	i	Royal Bank of Canada	0.470%–0.570%, 06/07/13–07/15/13	700,000	1.1
		Other		749,943	1.2

				5,939,387	9.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $62,588,947)	62,588,947	100.0

		TOTAL PORTFOLIO	(Cost $62,588,947)	62,588,947	100.0
		OTHER ASSETS & LIABILITIES, NET		9,497	0.0

		NET ASSETS		$62,598,444	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	69

Summary portfolio of investments	concluded

Money Market Fund  ▪  December 31, 2012

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2012, the aggregate value of these securities, including those in “other”, was $10,475,981 or 16.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

70	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ▪ 2012 Annual Report	71

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2012

Growth Equity Fund

ASSETS
Portfolio investments, at value†*	$43,365,511
Cash	133,647
Receivable from securities transactions	97,761
Receivable from Fund shares sold	2,271
Due from affiliates	1,393
Dividends and interest receivable	14,476
Receivable for variation margin on open futures contracts	—
Other	2,595

Total assets	43,617,654

LIABILITIES
Management fees payable	2,590
Payable for collateral for securities loaned	738,374
Payable for securities transactions	99,962
Payable for Fund shares redeemed	53,996
Due to affiliates	3,619
Written options^	—
Accrued expenses & other payables	8,675

Total liabilities	907,216

NET ASSETS	$42,710,438

NET ASSETS CONSIST OF:
Paid-in-capital	$44,353,636
Undistributed net investment income (loss)	11,641
Accumulated net realized gain (loss) on total investments	(6,193,361)
Net unrealized appreciation (depreciation) on total investments	4,538,522

NET ASSETS	$42,710,438

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,260,990

Net asset value per share	$18.89

† Includes securities loaned of	$733,411
* Portfolio investments, cost	$38,826,989
^ Written options premiums	$—

72	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$92,995,188	$72,809,724	$93,294,414	$62,759,916
358,437	968,736	3,213,652	560,090
279,865	—	—	286,400
11,273	2,851	1,441	8,274
1,947	1,610	1,641	1,663
67,845	100,555	241,244	61,477
—	—	—	10,950
3,672	3,226	3,527	2,999

93,718,227	73,886,702	96,755,919	63,691,769

5,617	4,353	6,550	3,881
928,346	2,155,594	—	3,179,901
282,601	—	—	291,040
66,033	17,271	307,482	118,455
6,052	4,573	7,200	4,374
5,293	—	—	—
15,609	14,283	13,869	12,846

1,309,551	2,196,074	335,101	3,610,497

$92,408,676	$71,690,628	$96,420,818	$60,081,272

$80,925,250	$73,212,982	$91,713,798	$55,518,798
20,885	493,302	222,038	(32,650)
(427,852)	(4,984,298)	(9,167,644)	(124,944)
11,890,393	2,968,642	13,652,626	4,720,068

$92,408,676	$71,690,628	$96,420,818	$60,081,272

3,043,063	2,439,429	3,284,723	1,946,388

$30.37	$29.39	$29.35	$30.87

$934,272	$2,120,034	$—	$3,191,327
$81,127,055	$69,841,074	$79,641,788	$58,050,261
$2,716	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	73

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2012

Social Choice Equity Fund

ASSETS
Portfolio investments, at value†*	$43,443,082
Cash	436,335
Cash—foreign**	—
Receivable from securities transactions	105,469
Receivable from Fund shares sold	3,238
Due from affiliates	1,293
Dividends and interest receivable	49,011
Receivable for variation margin on open futures contracts	—
Other	2,500

Total assets	44,040,928

LIABILITIES
Management fees payable	885
Payable for collateral for securities loaned	—
Payable for securities transactions	305,256
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	32,242
Due to affiliates	2,746
Accrued expenses & other payables	7,389

Total liabilities	348,518

NET ASSETS	$43,692,410

NET ASSETS CONSIST OF:
Paid-in-capital	$39,002,266
Undistributed net investment income (loss)	217,207
Accumulated net realized gain (loss) on total investments	(1,097,858)
Net unrealized appreciation (depreciation) on total investments	5,570,795

NET ASSETS	$43,692,410

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,586,885

Net asset value per share	$27.53

† Includes securities loaned of	$—
* Portfolio investments, cost	$37,903,603
** Foreign cash, cost	$—

74	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund

$209,534,196	$79,922,886	$181,999,030	$62,588,947
1,772,454	1,189,079	4,157,653	6,175
—	55,081	—	—
228	1,132,674	—	—
27,333	120,042	11,851	—
4,438	2,709	3,996	2,082
241,396	59,095	1,201,026	24,306
44,595	—	—	—
6,581	4,189	5,680	2,912

211,631,221	82,485,755	187,379,236	62,624,422

1,678	5,293	7,571	834
4,219,980	3,411,250	—	—
3,323	1,957,991	639,235	—
—	—	2,111,229	—
268,939	51,114	15,595	3,573
13,799	9,120	11,510	4,039
33,779	29,683	31,078	17,532

4,541,498	5,464,451	2,816,218	25,978

$207,089,723	$77,021,304	$184,563,018	$62,598,444

$174,267,977	$115,788,585	$176,823,445	$62,600,050
545,119	1,807,186	(4,747)	(1,606)
(2,444,369)	(47,500,225)	407,715	—
34,720,996	6,925,758	7,336,605	—

$207,089,723	$77,021,304	$184,563,018	$62,598,444

6,577,656	4,639,545	7,057,639	62,596,766

$31.48	$16.60	$26.15	$1.00

$4,181,940	$3,222,952	$—	$—
$174,807,860	$72,994,249	$174,662,425	$62,588,947
$—	$54,827	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	75

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2012

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$512,610
Interest	26
Income from securities lending	18,357

Total income	530,993

EXPENSES
Management fees	197,635
Shareholder servicing	2,489
Professional fees	38,238
Fund administration fees	30,201
Custody and accounting fees	22,882
Compliance fees	16,350
Shareholder reports	10,715
Trustee fees and expenses	586
Other expenses	6,674

Total expenses	325,770
Less: Expenses reimbursed by the investment advisor	(96,782)

Net expenses	228,988

Net investment income (loss)	302,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	5,036,652
Futures transactions	—
Written options	—
Foreign currency transactions	(1,061)

Net realized gain (loss) on total investments	5,035,591

Change in unrealized appreciation (depreciation) on:
Portfolio investments	1,397,582
Futures transactions	—
Written options	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(21)

Net change in unrealized appreciation (depreciation) on total investments	1,397,561

Net realized and unrealized gain (loss) on total investments	6,433,152

Net increase (decrease) in net assets from operations	$6,735,157

* Net of foreign withholding taxes of	$4,669

76	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$1,675,975	$1,634,669	$1,956,927	$919,058
136	173	292	13
6,604	34,859	—	48,053

1,682,715	1,669,701	1,957,219	967,124

393,178	299,897	452,067	283,898
3,257	2,516	2,600	2,555
40,997	40,446	46,731	40,640
58,932	44,605	61,062	39,873
28,296	29,966	14,667	28,583
31,638	24,129	32,993	21,524
17,837	15,790	22,227	15,885
1,144	871	1,181	761
23,413	6,632	6,254	9,592

598,692	464,852	639,782	443,311
(144,273)	(118,109)	(124,315)	(117,836)

454,419	346,743	515,467	325,475

1,228,296	1,322,958	1,441,752	641,649

4,749,404	5,610,044	5,872,204	3,306,575
—	—	—	(78)
48,019	—	171,342	—
(804)	(1,047)	1,858	—

4,796,619	5,608,997	6,045,404	3,306,497

6,676,568	5,095,038	8,126,182	3,610,607
—	—	—	10,413
(2,577)	—	—	—
(24)	(26)	—	—

6,673,967	5,095,012	8,126,182	3,621,020

11,470,586	10,704,009	14,171,586	6,927,517

$12,698,882	$12,026,967	$15,613,338	$7,569,166

$10,990	$10,587	$1,080	$24

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	77

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2012

Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$976,490
Interest	27
Income from securities lending	—

Total income	976,517

EXPENSES
Management fees	61,566
Shareholder servicing	2,844
Professional fees	38,203
Fund administration fees	27,705
Custody and accounting fees	20,707
Compliance fees	14,963
Shareholder reports	4,198
Trustee fees and expenses	515
Other expenses	7,144

Total expenses	177,845
Less: Expenses reimbursed by the investment advisor	(87,487)

Net expenses	90,358

Net investment income (loss)	886,159

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,201,286
Futures transactions	—
Written options	—
Foreign currency transactions	(6)

Net realized gain (loss) on total investments	1,201,280

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	3,215,257
Futures transactions	—
Written options	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments	3,215,257

Net realized and unrealized gain (loss) on total investments	4,416,537

Net increase (decrease) in net assets from operations	$5,302,696

* Net of foreign withholding taxes of	$3,221
** Includes net change in unrealized foreign capital gains taxes	$—

78	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund

$4,436,796	$2,320,862	$—	$—
203	2,087	5,584,227	102,072
101,277	82,384	—	—

4,538,276	2,405,333	5,584,227	102,072

117,948	428,010	513,001	58,542
2,749	2,911	5,889	1,777
49,278	54,038	54,908	47,751
133,039	58,572	115,291	40,028
68,328	71,926	95,430	43,770
71,441	31,946	62,366	21,708
38,276	20,650	40,956	9,532
2,677	1,144	2,268	859
8,938	15,416	7,816	5,049

492,674	684,613	897,925	229,016
(315,543)	(170,396)	(299,136)	(141,133)

177,131	514,217	598,789	87,883

4,361,145	1,891,116	4,985,438	14,189

2,819,165	1,497,323	3,392,532	154
110,934	—	—	—
—	—	—	—
13	(57,635)	—	—

2,930,112	1,439,688	3,392,532	154

22,034,819	19,974,686	2,979,381	—
(6,744)	—	—	—
—	—	—	—
(1)	2,039	—	—

22,028,074	19,976,725	2,979,381	—

24,958,186	21,416,413	6,371,913	154

$29,319,331	$23,307,529	$11,357,351	$14,343

$4,369	$124,925	$—	$—
$—	$(3,412)	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	79

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Growth Equity Fund
	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$302,005	$117,661
Net realized gain (loss) on total investments	5,035,591	1,852,553
Net change in unrealized appreciation (depreciation) on total investments	1,397,561	(1,539,939)

Net increase (decrease) in net assets from operations	6,735,157	430,275

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(298,477)	(114,292)

Total distributions	(298,477)	(114,292)

SHAREHOLDER TRANSACTIONS
Subscriptions	4,455,947	8,839,290
Reinvestments of distributions	298,477	114,292
Redemptions	(9,430,961)	(5,871,342)

Net increase (decrease) from shareholder transactions	(4,676,537)	3,082,240

Net increase (decrease) in net assets	1,760,143	3,398,223

NET ASSETS
Beginning of period	40,950,295	37,552,072

End of period	$42,710,438	$40,950,295

Undistributed net investment income (loss) included in net assets	$11,641	$5,422

CHANGE IN FUND SHARES
Shares sold	245,328	522,325
Shares reinvested	15,784	7,184
Shares redeemed	(518,843)	(356,422)

Net increase (decrease) from shareholder transactions	(257,731)	173,087

80	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Growth & Income Fund		Large-Cap Value Fund
December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

$1,228,296	$825,401	$1,322,958	$989,490
4,796,619	3,437,911	5,608,997	1,708,804
6,673,967	(2,235,335)	5,095,012	(6,547,301)

12,698,882	2,027,977	12,026,967	(3,849,007)

(1,589,188)	(832,617)	(1,313,141)	(976,416)

(1,589,188)	(832,617)	(1,313,141)	(976,416)

15,446,847	12,634,857	6,067,463	7,974,673
1,589,188	832,617	1,313,141	976,416
(11,977,388)	(10,451,624)	(6,844,318)	(7,962,434)

5,058,647	3,015,850	536,286	988,655

16,168,341	4,211,210	11,250,112	(3,836,768)

76,240,335	72,029,125	60,440,516	64,277,284

$92,408,676	$76,240,335	$71,690,628	$60,440,516

$20,885	$25,671	$493,302	$491,296

522,888	466,770	216,423	296,105
52,293	32,347	44,710	40,718
(404,918)	(389,351)	(247,176)	(295,970)

170,263	109,766	13,957	40,853

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	81

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Real Estate Securities Fund
	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$1,441,752	$1,185,530
Net realized gain (loss) on total investments	6,045,404	4,153,301
Net change in unrealized appreciation (depreciation) on total investments	8,126,182	(467,345)

Net increase (decrease) in net assets from operations	15,613,338	4,871,486

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(1,696,190)	(967,504)

Total distributions	(1,696,190)	(967,504)

SHAREHOLDER TRANSACTIONS
Subscriptions	11,678,264	10,383,740
Reinvestments of distributions	1,696,190	967,504
Redemptions	(10,405,385)	(9,479,157)

Net increase (decrease) from shareholder transactions	2,969,069	1,872,087

Net increase (decrease) in net assets	16,886,217	5,776,069

NET ASSETS
Beginning of period	79,534,601	73,758,532

End of period	$96,420,818	$79,534,601

Undistributed net investment income (loss) included in net assets	$222,038	$356,754

CHANGE IN FUND SHARES
Shares sold	409,017	416,247
Shares reinvested	57,970	40,229
Shares redeemed	(370,698)	(383,982)

Net increase (decrease) from shareholder transactions	96,289	72,494

82	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

$641,649	$285,772	$886,159	$624,966
3,306,497	4,813,977	1,201,280	474,579
3,621,020	(7,688,039)	3,215,257	(1,152,690)

7,569,166	(2,588,290)	5,302,696	(53,145)

(672,128)	(317,153)	(824,772)	(650,978)

(672,128)	(317,153)	(824,772)	(650,978)

4,209,450	7,198,137	3,961,395	4,071,913
672,128	317,153	824,772	650,978
(7,088,125)	(9,654,008)	(2,866,927)	(2,067,108)

(2,206,547)	(2,138,718)	1,919,240	2,655,783

4,690,491	(5,044,161)	6,397,164	1,951,660

55,390,781	60,434,942	37,295,246	35,343,586

$60,081,272	$55,390,781	$43,692,410	$37,295,246

$(32,650)	$(13,915)	$217,207	$161,033

141,142	243,509	148,244	161,371
21,815	11,892	29,872	27,135
(239,442)	(333,785)	(106,869)	(82,526)

(76,485)	(78,384)	71,247	105,980

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	83

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Stock Index Fund
	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$4,361,145	$3,346,834
Net realized gain (loss) on total investments	2,930,112	2,962,017
Net change in unrealized appreciation (depreciation) on total investments	22,028,074	(4,535,390)

Net increase (decrease) in net assets from operations	29,319,331	1,773,461

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(4,344,154)	(3,369,120)
From realized gains	(1,283,210)	—

Total distributions	(5,627,364)	(3,369,120)

SHAREHOLDER TRANSACTIONS
Subscriptions	21,175,293	21,626,371
Reinvestments of distributions	5,627,364	3,369,120
Redemptions	(23,660,941)	(20,417,777)

Net increase (decrease) from shareholder transactions	3,141,716	4,577,714

Net increase in net assets	26,833,683	2,982,055

NET ASSETS
Beginning of period	180,256,040	177,273,985

End of period	$207,089,723	$180,256,040

Undistributed net investment income (loss) included in net assets	$545,119	$530,376

CHANGE IN FUND SHARES
Shares sold	684,667	759,475
Shares reinvested	178,420	124,921
Shares redeemed	(767,386)	(712,471)

Net increase (decrease) from shareholder transactions	95,701	171,925

84	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

$1,891,116	$1,775,017	$4,985,438	$4,974,524
1,439,688	2,467,555	3,392,532	1,687,847
19,976,725	(30,192,289)	2,979,381	2,293,361

23,307,529	(25,949,717)	11,357,351	8,955,732

(1,219,392)	(1,625,943)	(4,986,269)	(5,022,039)
—	—	(3,221,472)	—

(1,219,392)	(1,625,943)	(8,207,741)	(5,022,039)

15,111,568	9,639,161	24,296,772	20,921,306
1,219,392	1,625,943	8,207,741	5,022,039
(42,672,375)	(14,146,497)	(9,227,257)	(8,741,262)

(26,341,415)	(2,881,393)	23,277,256	17,202,083

(4,253,278)	(30,457,053)	26,426,866	21,135,776

81,274,582	111,731,635	158,136,152	137,000,376

$77,021,304	$81,274,582	$184,563,018	$158,136,152

$1,807,186	$1,190,062	$(4,747)	$(3,916)

1,006,115	604,222	916,029	815,873
73,903	131,762	314,232	196,557
(2,764,871)	(892,601)	(349,303)	(342,322)

(1,684,853)	(156,617)	880,958	670,108

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	85

Statements of changes in net assets	concluded

TIAA-CREF Life Funds  ▪  For the year ended

	Money Market Fund
	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$14,189	$18,409
Net realized gain (loss) on total investments	154	858
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	14,343	19,267

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(14,189)	(18,409)

Total distributions	(14,189)	(18,409)

SHAREHOLDER TRANSACTIONS
Subscriptions	75,744,818	61,563,740
Reinvestments of distributions	14,189	18,409
Redemptions	(72,983,200)	(63,526,559)

Net increase (decrease) from shareholder transactions	2,775,807	(1,944,410)

Net increase (decrease) in net assets	2,775,961	(1,943,552)

NET ASSETS
Beginning of period	59,822,483	61,766,035

End of period	$62,598,444	$59,822,483

Undistributed net investment income (loss) included in net assets	$(1,606)	$1,525

CHANGE IN FUND SHARES
Shares sold	75,744,818	61,563,740
Shares reinvested	14,189	18,409
Shares redeemed	(72,983,200)	(63,526,559)

Net increase (decrease) from shareholder transactions	2,775,807	(1,944,410)

86	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights

TIAA-CREF Life Funds  ▪  For the year ended

	Growth Equity Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.26	$16.01	$14.18	$10.55	$18.02

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.12	0.05	0.07	0.11	0.14
Net realized and unrealized gain (loss) on total investments	2.64	0.25	1.83	3.63	(7.48)

Total gain (loss) from investment operations	2.76	0.30	1.90	3.74	(7.34)

Less distributions from:
Net investment income	(0.13)	(0.05)	(0.07)	(0.11)	(0.13)

Total distributions	(0.13)	(0.05)	(0.07)	(0.11)	(0.13)

Net asset value, end of period	$18.89	$16.26	$16.01	$14.18	$10.55

TOTAL RETURN	16.99%	1.85%	13.42%	35.47%	(40.71)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$42,710	$40,950	$37,552	$36,230	$24,501
Ratio of expenses to average net assets before expense reimbursement	0.74%	0.76%	0.63%	0.26%	0.28%
Ratio of expenses to average net assets after expense reimbursement	0.52%	0.52%	0.43%	0.26%	0.28%
Ratio of net investment income (loss) to average net assets	0.69%	0.29%	0.48%	0.98%	0.98%
Portfolio turnover rate	155%	136%	208%	257%	253%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	87

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Growth & Income Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.54	$26.07	$23.27	$18.50	$29.06

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.42	0.29	0.30	0.36	0.46
Net realized and unrealized gain (loss) on total investments	3.94	0.47	2.82	4.77	(10.58)

Total gain (loss) from investment operations	4.36	0.76	3.12	5.13	(10.12)

Less distributions from:
Net investment income	(0.53)	(0.29)	(0.32)	(0.36)	(0.44)

Total distributions	(0.53)	(0.29)	(0.32)	(0.36)	(0.44)

Net asset value, end of period	$30.37	$26.54	$26.07	$23.27	$18.50

TOTAL RETURN	16.43%	2.96%	13.41%	27.76%	(34.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$92,409	$76,240	$72,029	$65,719	$53,235
Ratio of expenses to average net assets before expense reimbursement	0.69%	0.70%	0.56%	0.23%	0.23%
Ratio of expenses to average net assets after expense reimbursement	0.52%	0.52%	0.42%	0.23%	0.23%
Ratio of net investment income (loss) to average net assets	1.41%	1.09%	1.26%	1.77%	1.87%
Portfolio turnover rate	115%	109%	138%	141%	135%

(a)	Based on average shares outstanding.

88	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Large-Cap Value Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.92	$26.95	$23.11	$17.87	$31.30

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.55	0.41	0.37	0.42	0.66
Net realized and unrealized gain (loss) on total investments	4.47	(2.03)	3.87	5.20	(13.42)

Total gain (loss) from investment operations	5.02	(1.62)	4.24	5.62	(12.76)

Less distributions from:
Net investment income	(0.55)	(0.41)	(0.40)	(0.38)	(0.43)
Net realized gains	—	—	—	—	(0.24)

Total distributions	(0.55)	(0.41)	(0.40)	(0.38)	(0.67)

Net asset value, end of period	$29.39	$24.92	$26.95	$23.11	$17.87

TOTAL RETURN	20.14%	(5.95)%	18.36%	31.45%	(40.74)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$71,691	$60,441	$64,277	$54,447	$40,302
Ratio of expenses to average net assets before expense reimbursement	0.70%	0.71%	0.59%	0.25%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.52%	0.52%	0.43%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	1.99%	1.56%	1.52%	2.12%	2.60%
Portfolio turnover rate	77%	80%	102%	149%	172%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	89

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Real Estate Securities Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.94	$23.67	$18.43	$15.24	$26.50

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.45	0.38	0.35	0.49	0.70
Net realized and unrealized gain (loss) on total investments	4.48	1.20	5.37	3.32	(10.87)

Total gain (loss) from investment operations	4.93	1.58	5.72	3.81	(10.17)

Less distributions from:
Net investment income	(0.52)	(0.31)	(0.48)	(0.62)	(1.09)

Total distributions	(0.52)	(0.31)	(0.48)	(0.62)	(1.09)

Net asset value, end of period	$29.35	$24.94	$23.67	$18.43	$15.24

TOTAL RETURN	19.79%	6.73%	31.16%	25.11%	(38.27)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$96,421	$79,535	$73,759	$53,565	$43,646
Ratio of expenses to average net assets before expense reimbursement	0.71%	0.71%	0.60%	0.25%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.57%	0.57%	0.48%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	1.59%	1.53%	1.63%	3.37%	2.94%
Portfolio turnover rate	65%	58%	66%	65%	97%

(a)	Based on average shares outstanding.

90	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Small-Cap Equity Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.38	$28.76	$22.70	$17.99	$27.17

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.32	0.14	0.19	0.25	0.34
Net realized and unrealized gain (loss) on total investments	3.52	(1.36)	6.06	4.74	(9.16)

Total gain (loss) from investment operations	3.84	(1.22)	6.25	4.99	(8.82)

Less distributions from:
Net investment income	(0.35)	(0.16)	(0.19)	(0.28)	(0.36)

Total distributions	(0.35)	(0.16)	(0.19)	(0.28)	(0.36)

Net asset value, end of period	$30.87	$27.38	$28.76	$22.70	$17.99

TOTAL RETURN	14.02%	(4.23)%	27.55%	27.75%	(32.42)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$60,081	$55,391	$60,435	$42,921	$34,609
Ratio of expenses to average net assets before expense reimbursement	0.75%	0.76%	0.58%	0.11%	0.11%
Ratio of expenses to average net assets after expense reimbursement	0.55%	0.55%	0.41%	0.11%	0.11%
Ratio of net investment income (loss) to average net assets	1.08%	0.48%	0.75%	1.33%	1.45%
Portfolio turnover rate	118%	100%	98%	107%	123%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	91

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Social Choice Equity Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.61	$25.07	$21.99	$16.91	$27.12

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.58	0.43	0.43	0.40	0.48
Net realized and unrealized gain (loss) on total investments	2.87	(0.45)	3.09	5.09	(10.28)

Total gain (loss) from investment operations	3.45	(0.02)	3.52	5.49	(9.80)

Less distributions from:
Net investment income	(0.53)	(0.44)	(0.44)	(0.41)	(0.32)
Net realized gains	—	—	—	—	(0.09)

Total distributions	(0.53)	(0.44)	(0.44)	(0.41)	(0.41)

Net asset value, end of period	$27.53	$24.61	$25.07	$21.99	$16.91

TOTAL RETURN	14.01%	(0.05)%	16.01%	32.51%	(36.09)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$43,692	$37,295	$35,344	$30,929	$23,938
Ratio of expenses to average net assets before expense reimbursement	0.43%	0.49%	0.42%	0.08%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.22%	0.22%	0.17%	0.08%	0.07%
Ratio of net investment income (loss) to average net assets	2.16%	1.71%	1.87%	2.20%	2.06%
Portfolio turnover rate	16%	18%	18%	15%	17%

(a)	Based on average shares outstanding.

92	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Stock Index Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.81	$28.09	$24.46	$19.39	$31.70

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.68	0.53	0.47	0.44	0.58
Net realized and unrealized gain (loss) on total investments	3.87	(0.28)	3.63	5.05	(12.34)

Total gain (loss) from investment operations	4.55	0.25	4.10	5.49	(11.76)

Less distributions from:
Net investment income	(0.68)	(0.53)	(0.47)	(0.42)	(0.51)
Net realized gains	(0.20)	—	—	—	(0.04)

Total distributions	(0.88)	(0.53)	(0.47)	(0.42)	(0.55)

Net asset value, end of period	$31.48	$27.81	$28.09	$24.46	$19.39

TOTAL RETURN	16.35%	0.95%	16.79%	28.36%	(37.08)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$207,090	$180,256	$177,274	$152,314	$112,938
Ratio of expenses to average net assets before expense reimbursement	0.25%	0.26%	0.21%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.09%	0.09%	0.08%	0.06%	0.06%
Ratio of net investment income (loss) to average net assets	2.22%	1.85%	1.86%	2.11%	2.19%
Portfolio turnover rate	6%	6%	7%	7%	7%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	93

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	International Equity Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.85	$17.24	$14.58	$11.43	$24.02

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.32	0.28	0.19	0.22	0.51
Net realized and unrealized gain (loss) on total investments	3.70	(4.41)	2.67	3.40	(12.53)

Total gain (loss) from investment operations	4.02	(4.13)	2.86	3.62	(12.02)

Less distributions from:
Net investment income	(0.27)	(0.26)	(0.20)	(0.47)	(0.01)
Net realized gains	—	—	—	—	(0.56)

Total distributions	(0.27)	(0.26)	(0.20)	(0.47)	(0.57)

Net asset value, end of period	$16.60	$12.85	$17.24	$14.58	$11.43

TOTAL RETURN	31.27%	(23.88)%	19.63%	31.74%	(50.00)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,021	$81,275	$111,732	$94,015	$68,240
Ratio of expenses to average net assets before expense reimbursement	0.80%	0.81%	0.65%	0.30%	0.32%
Ratio of expenses to average net assets after expense reimbursement	0.60%	0.60%	0.50%	0.30%	0.32%
Ratio of net investment income (loss) to average net assets	2.21%	1.77%	1.30%	1.78%	2.79%
Portfolio turnover rate	111%	108%	117%	116%	185%

(a)	Based on average shares outstanding.

94	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the year ended

	Bond Fund
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$25.60	$24.88	$24.13	$23.38	$24.55

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.77	0.87	0.93	1.06	1.29
Net realized and unrealized gain (loss) on total investments	1.00	0.70	0.73	0.68	(1.19)

Total gain (loss) from investment operations	1.77	1.57	1.66	1.74	0.10

Less distributions from:
Net investment income	(0.74)	(0.85)	(0.91)	(0.99)	(1.27)
Net realized gains	(0.48)	—	—	—	—

Total distributions	(1.22)	(0.85)	(0.91)	(0.99)	(1.27)

Net asset value, end of period	$26.15	$25.60	$24.88	$24.13	$23.38

TOTAL RETURN	6.91%	6.31%	6.91%	7.40%	0.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$184,563	$158,136	$137,000	$115,865	$91,953
Ratio of expenses to average net assets before expense reimbursement	0.53%	0.53%	0.41%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.35%	0.35%	0.27%	0.10%	0.10%
Ratio of net investment income (loss) to average net assets	2.92%	3.41%	3.66%	4.41%	5.27%
Portfolio turnover rate	174%	92%	67%	147%	92%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Annual Report	95

Financial highlights	concluded

TIAA-CREF Life Funds  ▪  For the year ended

	Money Market Fund
	12/31/12		12/31/11		12/31/10		12/31/09	12/31/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	—

Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)

Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.02%		0.03%		0.12%		0.54%	2.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$62,598		$59,822		$61,766		$74,102	$117,322
Ratio of expenses to average net assets before expense reimbursement	0.39%		0.39%		0.27%		0.09%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.15%		0.15%		0.12%		0.09%	0.07%
Ratio of net investment income (loss) to average net assets	0.02%		0.03%		0.12%		0.58%	2.80%

(a)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.

96	2012 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases

TIAA-CREF Life Funds ▪ 2012 Annual Report	97

Notes to financial statements

and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2012, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update, “ASU”, No. 2011-11,

98	2012 Annual Report ▪ TIAA-CREF Life Funds

continued

Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds expect to adopt these new disclosure requirements for the June 30, 2013 semiannual report. Management is currently evaluating the impact of the Update’s adoption on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and

TIAA-CREF Life Funds ▪ 2012 Annual Report	99

Notes to financial statements

the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are catergorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2012, there were no transfers between levels by the Funds.

As of December 31, 2012, the Small-Cap Equity Fund, the Social Choice Equity Fund and the Stock Index Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

100	2012 Annual Report ▪ TIAA-CREF Life Funds

continued

As of December 31, 2012, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the funds’ investments as of December 31,2012 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Consumer discretionary	$8,031,309	$483,121	$—	$8,514,430
Consumer staples	1,182,123	367,235	—	1,549,358
Energy	1,411,861	—	—	1,411,861
Financials	1,829,483	—	—	1,829,483
Health care	6,030,792	—	—	6,030,792
Industrials	4,917,572	—	—	4,917,572
Information technology	15,818,353	—	—	15,818,353
Materials	2,334,416	—	—	2,334,416
Telecommunication services	220,872	—	—	220,872
Short-term investments	738,374	—	—	738,374

Total	$42,515,155	$850,356	$—	$43,365,511

Growth & Income
Consumer discretionary	$12,321,867	$203,013	$—	$12,524,880
Consumer staples*	8,146,360	802,074	—	8,948,434
Energy	9,700,703	—	—	9,700,703
Financials	13,181,084	—	—	13,181,084
Health care	10,723,373	1,298,918	—	12,022,291
Industrials	9,139,512	144,743	—	9,284,255
Information technology	17,145,483	173,898	—	17,319,381
Materials	4,751,879	—	—	4,751,879
Telecommunication services	2,484,073	—	—	2,484,073
Utilities	1,849,862	—	—	1,849,862
Short-term investments	928,346	—	—	928,346
Written options**	(5,293)	—	—	(5,293)

Total	$90,367,249	$2,622,646	$—	$92,989,895

Large-Cap Value
Consumer discretionary	$6,353,290	$345,264	$—	$6,698,554
Consumer staples	4,572,766	828,113	—	5,400,879
Energy	10,731,673	170,948	—	10,902,621
Financials	16,154,081	403,112	—	16,557,193
Health care*	8,438,659	669,375	—	9,108,034
Industrials*	6,842,016	513,550	—	7,355,566
Information technology	6,300,258	70,614	—	6,370,872
Materials	3,091,144	—	—	3,091,144
Telecommunication services	1,827,645	—	—	1,827,645
Utilities	3,341,622	—	—	3,341,622
Short-term investments	2,155,594	—	—	2,155,594

Total	$69,808,748	$3,000,976	$—	$72,809,724

TIAA-CREF Life Funds ▪ 2012 Annual Report	101

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Casinos & gaming	$245,550	$—	$—	$245,550
Diversified REITs	2,276,160	—	—	2,276,160
Hotels, resorts & cruise lines	975,120	—	—	975,120
Industrial REITs	6,055,025	231,271	—	6,286,296
Office REITs	8,872,102	—	—	8,872,102
Real estate operating companies	1,845,438	—	—	1,845,438
Residential REITs	18,941,290	—	—	18,941,290
Retail REITs	25,067,090	—	—	25,067,090
Specialized REITs	28,785,368	—	—	28,785,368

Total	$93,063,143	$231,271	$—	$93,294,414

International Equity
China	$—	$2,198,259	$—	$2,198,259
France	—	7,907,024	—	7,907,024
Germany	—	12,181,217	—	12,181,217
Hong Kong	—	1,885,508	—	1,885,508
India	—	1,779,528	—	1,779,528
Japan	—	7,532,433	—	7,532,433
Sweden	—	5,303,228	—	5,303,228
Switzerland	—	12,016,472	—	12,016,472
United Kingdom	—	20,502,291	—	20,502,291
Other	1,435,955	3,769,721	—	5,205,676
Short-term investments	3,411,250	—	—	3,411,250

Total	$4,847,205	$75,075,681	$—	$79,922,886

Bond
Corporate bonds	$—	$88,753,817	$—	$88,753,817
Government bonds	—	74,845,553	—	74,845,553
Structured assets	—	13,061,194	—	13,061,194
Preferred stocks	38,487	—	—	38,487
Short-term investments	—	5,299,979	—	5,299,979

Total	$38,487	$181,960,543	$—	$181,999,030

*	Includes American Depositary Receipts in Level 1.
**	Derivative instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

102	2012 Annual Report ▪ TIAA-CREF Life Funds

continued

At December 31, 2012, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives			Liabilities derivatives
Derivative contracts	Location		Fair value amount	Location		Fair value amount

Growth & Income Fund
Equity contracts			$—	Written options		$5,293

Small-Cap Equity Fund
Equity contracts	Futures	*	10,413			—

Stock Index Fund
Equity contracts			—	Futures	*	5,340

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended December 31, 2012, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain(loss)	Change in unrealized appreciation (depreciation)

Growth & Income Fund
Equity contracts	Written options	$48,019	$(2,577)

Real Estate Securities Fund
Equity contracts	Written options	171,342	—

Small-Cap Equity Fund
Equity contracts	Futures transactions	(78)	10,413

Stock Index Fund
Equity contracts	Futures transactions	110,934	(6,744)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended

TIAA-CREF Life Funds ▪ 2012 Annual Report	103

Notes to financial statements

December 31, 2012, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets and 0% to 2% of net assets, respectively.

At December 31, 2012, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	5	$423,300	March 2013	$10,413

Stock Index	S&P 500 E Mini Index	21	1,491,105	March 2013	(6,236)
	Russell 2000 Mini Index	2	169,320	March 2013	1,168
	S&P MidCap 400 E Mini Index	1	101,810	March 2013	(272)

			$1,762,235		$(5,340)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2012, the Growth & Income Fund and the Real Estate Securities Fund had exposure to options, based on underlying nominal values, generally between 0% and 2% of net assets and 0% to 5% of net assets, respectively.

Written options outstanding as of December 31, 2012 were as follows:

Fund	Contracts	Value

Growth & Income Fund
Apple, Inc., Call, 01/04/13 at $530	1	$(900)
Apple, Inc., Call, 01/04/13 at $540	1	(470)
Apple, Inc., Call, 01/04/13 at $545	1	(310)
Apple, Inc., Call, 01/11/13 at $540	1	(1,025)
Apple, Inc., Call, 01/11/13 at $545	1	(798)
Google, Inc., Call, 01/04/13 at $720	1	(260)
Herbalife Ltd., Call, 05/18/13 at $45	9	(1,530)

Total	15	$(5,293)

104	2012 Annual Report ▪ TIAA-CREF Life Funds

continued

Transactions in written options and related premiums received during the year ended December 31, 2012, were as follows:

	Number of contracts	Premiums

Growth & Income Fund
Outstanding at beginning of period	—	$—
Written	619	60,245
Purchased	(171)	(20,656)
Exercised	(46)	(6,012)
Expired	(387)	(30,861)

Outstanding at end of period	15	$2,716

Real Estate Securities Fund
Outstanding at beginning of period	—	$—
Written	2,760	177,812
Purchased	(500)	(12,500)
Exercised	(224)	(34,343)
Expired	(2,036)	(130,969)

Outstanding at end of period	—	$—

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of December 31, 2012, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.48%	0.55%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

TIAA-CREF Life Funds ▪ 2012 Annual Report	105

Notes to financial statements

*	Maximum expense amounts reflect the majority of expenses, excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2013. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of December 31, 2012:

Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by TIAA	Percentage of shares

Growth Equity	100%	—%	100%
Growth & Income	83	17	100
Large-Cap Value	62	38	100
Real Estate Securities	56	44	100
Small-Cap Equity	55	45	100
Social Choice Equity	68	32	100
Stock Index	100	—	100
International Equity	100	—	100
Bond	59	41	100
Money Market	100	—	100

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities

106	2012 Annual Report ▪ TIAA-CREF Life Funds

continued

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation/ (depreciation)

Growth Equity	$38,853,187	$4,823,019	$(310,695)	$4,512,324
Growth & Income	81,420,099	13,295,122	(1,720,033)	11,575,089
Large-Cap Value	70,830,675	6,596,890	(4,617,841)	1,979,049
Real Estate Securities	81,477,523	13,401,419	(1,584,528)	11,816,891
Small-Cap Equity	58,126,648	6,473,419	(1,840,151)	4,633,268
Social Choice Equity	37,951,997	9,956,569	(4,465,484)	5,491,085
Stock Index	177,626,829	60,571,968	(28,664,600)	31,907,368
International Equity	73,401,158	8,908,695	(2,386,713)	6,521,982
Bond	174,677,701	8,201,824	(880,495)	7,321,329

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended December 31, 2012 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$67,407,247	$—	$71,618,340	$—
Growth & Income	104,474,655	—	99,640,964	—
Large-Cap Value	50,641,542	—	51,010,584	—
Real Estate Securities	60,097,170	—	57,104,365	—
Small-Cap Equity	69,366,293	—	71,934,073	—
Social Choice Equity	8,246,252	—	6,362,522	—
Stock Index	12,082,425	—	11,086,989	—
International Equity	93,120,232	—	118,225,380	—
Bond	112,444,963	210,571,829	80,992,881	211,575,070

TIAA-CREF Life Funds ▪ 2012 Annual Report	107

Notes to financial statements

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended December 31, 2012 and December 31, 2011 was as follows:

	2012			2011
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Growth Equity	$298,477	$—	$298,477	$114,292	$—	$114,292
Growth & Income	1,583,060	6,128	1,589,188	832,617	—	832,617
Large-Cap Value	1,313,141	—	1,313,141	976,416	—	976,416
Real Estate Securities	1,696,190	—	1,696,190	967,504	—	967,504
Small-Cap Equity	672,128	—	672,128	317,153	—	317,153
Social Choice Equity	824,772	—	824,772	650,978	—	650,978
Stock Index	4,344,154	1,283,210	5,627,364	3,369,120	—	3,369,120
International Equity	1,219,392	—	1,219,392	1,625,943	—	1,625,943
Bond	6,398,349	1,809,392	8,207,741	5,009,099	12,940	5,022,039
Money Market	14,189	—	14,189	18,409	—	18,409

As of December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed/ (overdistributed) ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Post-October losses	Total

Growth Equity	$(7,390)	$—	$4,512,325	$(6,152,705)	$(224)	$(1,647,994)
Growth & Income	(364,758)	—	11,572,492	—	(85,393)	11,122,341
Large-Cap Value	468,061	—	1,979,041	(3,965,824)	(406)	(1,519,128)
Real Estate Securities	1,160,298	—	11,816,889	(7,773,740)	(492,901)	4,710,546
Small-Cap Equity	27,537	—	4,633,268	(83,608)	(11,724)	4,565,473
Social Choice Equity	196,870	—	5,491,085	(995,311)	—	4,692,644
Stock Index	546,541	376,593	31,907,361	—	(2,168)	32,828,327
International Equity	1,811,374	—	6,518,851	(47,093,317)	—	(38,763,092)
Bond	141,570	282,353	7,321,330	—	—	7,745,253
Money Market	1,306	—	—	—	—	1,306

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

108	2012 Annual Report ▪ TIAA-CREF Life Funds

continued

At December 31, 2012, the Funds had capital loss carryovers, which will expire as follows:

	Growth Equity	Large-Cap Value	Real Estate Securities	Small-Cap Equity	Social Choice Equity	International Equity
12/31/16	$2,375,903	$291,377	$—	$—	$—	$24,929,424
12/31/17	3,776,802	3,674,447	7,773,740	83,608	974,062	22,163,893
12/31/18	—	—	—	—	21,249	—

Total	$6,152,705	$3,965,824	$7,773,740	$83,608	$995,311	$47,093,317

For the year ended December 31, 2012, the Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund and International Equity Fund utilized $4,821,412, $4,874,906, $4,856,936, $5,051,239, $2,105,451, $1,178,697, $1,066,254 and $104,484, respectively, of their capital loss carryover from prior years.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2012, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds ▪ 2012 Annual Report	109

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2013

110	2012 Annual Report ▪ TIAA-CREF Life Funds

Trustees and officers (unaudited)

TIAA-CREF Life Funds  ▪  December 31, 2012

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Life Funds ▪ 2012 Annual Report	111

Trustees and officers (unaudited)	continued

TIAA-CREF Life Funds  ▪  December 31, 2012

Trustees—concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 2001.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	77	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent, Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

112	2012 Annual Report ▪ TIAA-CREF Life Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	77	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Life Funds ▪ 2012 Annual Report	113

Trustees and officers (unaudited)	continued

TIAA-CREF Life Funds  ▪  December 31, 2012

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.	Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

114	2012 Annual Report ▪ TIAA-CREF Life Funds

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life, (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.	Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

TIAA-CREF Life Funds ▪ 2012 Annual Report	115

Trustees and officers (unaudited)	concluded

TIAA-CREF Life Funds  ▪  December 31, 2012

Officers—concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009-2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

116	2012 Annual Report ▪ TIAA-CREF Life Funds

Important tax information (unaudited)

TIAA-CREF Life Funds

For the fiscal year ended December 31, 2012, the TIAA-CREF Life Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 gains	Long-term capital gains	Total

Growth Equity	$—	$—	$—
Growth & Income	—	6,128	6,128
Large-Cap Value	—	—	—
Real Estate Securities	—	—	—
Small-Cap Equity	—	—	—
Social Choice Equity	—	—	—
Stock Index	—	1,283,210	1,283,210
International Equity	—	—	—
Bond	—	1,809,392	1,809,392
Money Market	—	—	—

For the fiscal year ended December 31, 2012, the TIAA-CREF Life Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth Equity	100.00%
Growth & Income	100.00%
Large-Cap Value	100.00%
Real Estate Securities	1.91%
Small-Cap Equity	86.54%
Social Choice Equity	97.64%
Stock Index	88.49%

The TIAA-CREF Life International Equity Fund received income from foreign sources during the year ended December 31, 2012 of $1,514,033 ($0.33168 per share), and paid taxes to foreign countries during the year ended December 31, 2012 of $20,684 ($0.00453 per share).

TIAA-CREF Life Funds ▪ 2012 Annual Report	117

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing

in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration,

estate planning, planned giving and

endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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C8285	A10847 (2/13)

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $317,500 and $306,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0; respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for tax services billed to the Registrant were $116,640 and $112,210, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for all other services billed to the Registrant were $1,500 and $7,000, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2012 and December 31, 2011, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $417,730 and $256,730, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
7,490	*	Delphi Automotive plc	$286,492
2,531	*	General Motors Co	72,969
2,639	*,e	Tesla Motors, Inc	89,383

		TOTAL AUTOMOBILES & COMPONENTS	448,844

CAPITAL GOODS - 7.7%
12,553		Boeing Co	945,994
3,768		Cummins, Inc	408,263
5,960		Precision Castparts Corp	1,128,943
3,067		Roper Industries, Inc	341,909
2,199		W.W. Grainger, Inc	445,012

		TOTAL CAPITAL GOODS	3,270,121

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
12,658	*	Nielsen Holdings NV	387,208
9,065	*	Verisk Analytics, Inc	462,315

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	849,523

CONSUMER DURABLES & APPAREL - 4.1%
11,705		Luxottica Group S.p.A.	483,122
11,092		Nike, Inc (Class B)	572,347
3,989		Ralph Lauren Corp	598,031
725		VF Corp	109,453

		TOTAL CONSUMER DURABLES & APPAREL	1,762,953

CONSUMER SERVICES - 4.0%
2,287	*	Hyatt Hotels Corp	88,210
18,145		Las Vegas Sands Corp	837,573
1,776	*	Penn National Gaming, Inc	87,219
13,249		Starbucks Corp	710,412

		TOTAL CONSUMER SERVICES	1,723,414

DIVERSIFIED FINANCIALS - 4.1%
2,224	*	Affiliated Managers Group, Inc	289,454
5,341		Ameriprise Financial, Inc	334,507
8,612		Blackstone Group LP	134,261
1,839	*	IntercontinentalExchange, Inc	227,686
14,858		Moody’s Corp	747,655

		TOTAL DIVERSIFIED FINANCIALS	1,733,563

ENERGY - 3.3%
2,149	*	Concho Resources, Inc	173,123
1,914		EOG Resources, Inc	231,192
14,541		Schlumberger Ltd	1,007,546

		TOTAL ENERGY	1,411,861

FOOD, BEVERAGE & TOBACCO - 1.0%
2,936	*	Constellation Brands, Inc (Class A)	103,905
3,502	*	Dean Foods Co	57,818
3,768	*,e	Green Mountain Coffee Roasters, Inc	155,844
1,753		Hershey Co	126,602

		TOTAL FOOD, BEVERAGE & TOBACCO	444,169

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
3,894	*	Cerner Corp	$302,330
3,335	*	Edwards Lifesciences Corp	300,717
1,101	*	Intuitive Surgical, Inc	539,897

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,142,944

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
4,485		Beiersdorf AG.	367,235
12,328		Estee Lauder Cos (Class A)	737,954

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,105,189

MATERIALS - 5.5%
1,086		Ashland, Inc	87,325
967		CF Industries Holdings, Inc	196,456
2,927		Cleveland-Cliffs, Inc	112,865
4,667		Ecolab, Inc	335,557
13,460		Monsanto Co	1,273,989
2,425		PPG Industries, Inc	328,224

		TOTAL MATERIALS	2,334,416

MEDIA - 4.7%
16,233		CBS Corp (Class B)	617,666
22,830		Comcast Corp (Class A)	853,385
1,721	*	Discovery Communications, Inc (Class A)	109,249
8,605		Walt Disney Co	428,443

		TOTAL MEDIA	2,008,743

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.4%
4,486	*	Alexion Pharmaceuticals, Inc	420,832
7,189		Allergan, Inc	659,447
8,080		Amgen, Inc	697,465
3,496	*	Biogen Idec, Inc	512,758
1,270	*	BioMarin Pharmaceuticals, Inc	62,547
13,267	*	Celgene Corp	1,044,378
7,256	*	Gilead Sciences, Inc	532,953
6,040	*,e	Illumina, Inc	335,764
2,741	*	Medivation, Inc	140,230
3,436		Perrigo Co	357,447
725	*	Regeneron Pharmaceuticals, Inc	124,026

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,887,847

REAL ESTATE - 0.2%
2,286	*	Realogy Holdings Corp	95,921

		TOTAL REAL ESTATE	95,921

RETAILING - 6.0%
5,095	*	Amazon.com, Inc	1,279,558
3,002	*	Carmax, Inc	112,695
5,283		Expedia, Inc	324,641
7,338		Home Depot, Inc	453,855
8,494		Limited Brands, Inc	399,728

		TOTAL RETAILING	2,570,477

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
11,787		Broadcom Corp (Class A)	391,446
14,080		Maxim Integrated Products, Inc	413,952

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	805,398

SOFTWARE & SERVICES - 23.9%
21,867	*	Adobe Systems, Inc	823,949
27,149	*	eBay, Inc	1,385,142

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

18,630	*	Facebook, Inc	$496,117
6,487	*	Gartner, Inc	298,532
1,568	*	Google, Inc (Class A)	1,112,292
27,281		Intuit, Inc	1,623,219
3,524	*	LinkedIn Corp	404,626
1,755		Mastercard, Inc (Class A)	862,196
2,857	*	Nuance Communications, Inc	63,768
20,284		Oracle Corp	675,863
12,900	*	Red Hat, Inc	683,184
1,130	*	Salesforce.com, Inc	189,953
2,254	*	Sina Corp	113,196
4,097	*	TIBCO Software, Inc	90,175
7,742		Visa, Inc (Class A)	1,173,532
2,316	*	VMware, Inc (Class A)	218,028

		TOTAL SOFTWARE & SERVICES	10,213,772

TECHNOLOGY HARDWARE & EQUIPMENT - 11.2%
5,179		Apple, Inc	2,760,562
32,195	*	EMC Corp	814,534
3,437	*	F5 Networks, Inc	333,905
3,412	*	Juniper Networks, Inc	67,114
13,271		Qualcomm, Inc	823,067

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,799,182

TELECOMMUNICATION SERVICES - 0.5%
3,110	*	SBA Communications Corp (Class A)	220,872

		TOTAL TELECOMMUNICATION SERVICES	220,872

TRANSPORTATION - 1.9%
1,799	e	Canadian Pacific Railway Ltd	182,814
3,666		FedEx Corp	336,246
17,140	*	Hertz Global Holdings, Inc	278,868

		TOTAL TRANSPORTATION	797,928

		TOTAL COMMON STOCKS (Cost $38,088,615)	42,627,137

SHORT-TERM INVESTMENTS - 1.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
738,374	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	738,374

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	738,374

		TOTAL SHORT-TERM INVESTMENTS (Cost $738,374)	738,374

		TOTAL INVESTMENTS - 101.5% (Cost $38,826,989)	43,365,511
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(655,073)

		NET ASSETS - 100.0%	$42,710,438

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $733,411.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
10,683	*	Delphi Automotive plc	$408,625
38,581		Ford Motor Co	499,624

		TOTAL AUTOMOBILES & COMPONENTS	908,249

BANKS - 2.9%
11,675		TCF Financial Corp	141,851
28,707		US Bancorp	916,901
47,670		Wells Fargo & Co	1,629,361

		TOTAL BANKS	2,688,113

CAPITAL GOODS - 7.7%
9,501		Boeing Co	715,995
7,657		Eaton Corp	415,009
5,313		Emerson Electric Co	281,377
74,552		General Electric Co	1,564,847
18,684		Honeywell International, Inc	1,185,873
27,047		Invensys plc	144,743
3,636		Pall Corp	219,105
6,216		Pentair Ltd	305,517
2,135		Precision Castparts Corp	404,412
4,175		Rockwell Automation, Inc	350,658
5,581		Rockwell Collins, Inc	324,647
5,359		Roper Industries, Inc	597,421
2,973		SPX Corp	208,556
4,388	*	Teledyne Technologies, Inc	285,527
708		W.W. Grainger, Inc	143,278

		TOTAL CAPITAL GOODS	7,146,965

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
12,952		Tyco International Ltd	378,846

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	378,846

CONSUMER DURABLES & APPAREL - 1.3%
19,266		DR Horton, Inc	381,082
5,887		Jarden Corp	304,358
3,439		Phillips-Van Heusen Corp	381,763
2,866	*,e	Under Armour, Inc (Class A)	139,087

		TOTAL CONSUMER DURABLES & APPAREL	1,206,290

CONSUMER SERVICES - 1.9%
5,116		Las Vegas Sands Corp	236,154
1,903	*	Panera Bread Co (Class A)	302,253
8,616	*	Penn National Gaming, Inc	423,132
45,410		Sands China Ltd	203,013
4,613		Six Flags Entertainment Corp	282,316
4,709		Yum! Brands, Inc	312,678

		TOTAL CONSUMER SERVICES	1,759,546

DIVERSIFIED FINANCIALS - 7.6%
9,081		American Express Co	521,976
9,631		Ameriprise Financial, Inc	603,189
103,381		Bank of America Corp	1,199,220
37,137		Citigroup, Inc	1,469,140

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

21,035		Discover Financial Services	$810,899
3,263		Goldman Sachs Group, Inc	416,228
23,484		JPMorgan Chase & Co	1,032,591
43,355		Morgan Stanley	828,948
1,023	*	Portfolio Recovery Associates, Inc	109,318

		TOTAL DIVERSIFIED FINANCIALS	6,991,509

ENERGY - 10.5%
12,814		Anadarko Petroleum Corp	952,209
9,269	*	Cameron International Corp	523,328
10,623	*	Cheniere Energy, Inc	199,500
12,830		Chevron Corp	1,387,436
6,651	*	Cobalt International Energy, Inc	163,348
4,816		EOG Resources, Inc	581,725
35,198		Exxon Mobil Corp	3,046,387
12,169		Occidental Petroleum Corp	932,267
5,955		Phillips 66	316,210
16,144		Schlumberger Ltd	1,118,618
10,743		Transocean Ltd-NYSE	479,675

		TOTAL ENERGY	9,700,703

FOOD & STAPLES RETAILING - 0.7%
6,648		Whole Foods Market, Inc	607,162

		TOTAL FOOD & STAPLES RETAILING	607,162

FOOD, BEVERAGE & TOBACCO - 7.2%
4,918		Brown-Forman Corp (Class B)	311,063
37,781		Coca-Cola Co	1,369,561
16,018	*	D.E Master Blenders 1753 NV	184,026
18,122	*	Dean Foods Co	299,194
1,635		Diageo plc (ADR)	190,608
11,454		Hershey Co	827,208
7,311		Ingredion, Inc	471,048
13,100		Kellogg Co	731,635
8,720	*	Monster Beverage Corp	461,114
18,309		Philip Morris International, Inc	1,531,365
2,674		Remy Cointreau S.A.	292,000

		TOTAL FOOD, BEVERAGE & TOBACCO	6,668,822

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
17,001		Abbott Laboratories	1,113,565
16,777		Aetna, Inc	776,775
9,064	*	Catamaran Corp	427,005
10,135		Medtronic, Inc	415,738

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,733,083

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
3,982		Beiersdorf AG.	326,049
6,725		Church & Dwight Co, Inc	360,258
3,775	d,e	Herbalife Ltd	124,348
12,694		Procter & Gamble Co	861,796

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,672,451

INSURANCE - 3.3%
12,598		ACE Ltd	1,005,320
9,279	*	American International Group, Inc	327,549
7,807		Fidelity National Title Group, Inc (Class A)	183,855
22,500		Hartford Financial Services Group, Inc	504,900
11,494		Metlife, Inc	378,612
8,827		Travelers Cos, Inc	633,955

		TOTAL INSURANCE	3,034,191

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.1%
2,744		Agnico-Eagle Mines Ltd	$143,950
4,984		Ashland, Inc	400,764
946		Celanese Corp (Series A)	42,125
264		CF Industries Holdings, Inc	53,634
11,459		Cleveland-Cliffs, Inc	441,859
6,558		Cytec Industries, Inc	451,387
4,401		FMC Corp	257,547
10,560		International Paper Co	420,710
6,076		LyondellBasell Industries AF S.C.A	346,879
13,072		Monsanto Co	1,237,265
3,844		PPG Industries, Inc	520,285
24,870		Sealed Air Corp	435,474

		TOTAL MATERIALS	4,751,879

MEDIA - 3.2%
5,117		CBS Corp (Class B)	194,702
30,180		Comcast Corp (Class A)	1,128,128
10,143		Gannett Co, Inc	182,675
9,106		Time Warner, Inc	435,540
6,809		Viacom, Inc (Class B)	359,107
14,081		Walt Disney Co	701,093

		TOTAL MEDIA	3,001,245

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
4,516	*	Alexion Pharmaceuticals, Inc	423,646
4,187		Allergan, Inc	384,074
7,851		Amgen, Inc	677,698
6,235		Bayer AG.	594,581
4,619	*	Biogen Idec, Inc	677,469
7,309	*	BioMarin Pharmaceuticals, Inc	359,968
15,924	*	Gilead Sciences, Inc	1,169,618
5,720	*	Jazz Pharmaceuticals plc	304,304
13,554		Johnson & Johnson	950,135
3,731	*	Medivation, Inc	190,878
7,679	*	Mylan Laboratories, Inc	211,019
80,256		Pfizer, Inc	2,012,821
1,563		Roche Holding AG.	316,009
4,095		Sanofi-Aventis	388,328
7,310	*	Watson Pharmaceuticals, Inc	628,660

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,289,208

REAL ESTATE - 0.5%
2,753		AvalonBay Communities, Inc	373,279
2,240	*	Realogy Holdings Corp	93,991

		TOTAL REAL ESTATE	467,270

RETAILING - 6.1%
3,089	*	Amazon.com, Inc	775,772
5,331		Expedia, Inc	327,590
16,405		Foot Locker, Inc	526,929
20,985		Home Depot, Inc	1,297,922
14,574		Macy’s, Inc	568,677
1,077	*,e	NetFlix, Inc	99,924
4,706		Petsmart, Inc	321,608
11,990		Target Corp	709,448
3,040		Tiffany & Co	174,314
13,650		TJX Companies, Inc	579,442
6,807	*	Urban Outfitters, Inc	267,924

		TOTAL RETAILING	5,649,550

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
13,503		Broadcom Corp (Class A)	$448,435
26,664	*	Imagination Technologies Group plc	173,897
13,277		Maxim Integrated Products, Inc	390,344

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,012,676

SOFTWARE & SERVICES - 9.4%
2,626	*	Alliance Data Systems Corp	380,140
10,805	*	Aspen Technology, Inc	298,650
2,154	*	BMC Software, Inc	85,428
19,412	*	eBay, Inc	990,400
3,841	*	Facebook, Inc	102,286
7,086	*	Fortinet, Inc	149,302
1,699	*,d	Google, Inc (Class A)	1,205,220
6,609		International Business Machines Corp	1,265,954
28,143	*	Jive Software, Inc	408,918
4,487	*	Micros Systems, Inc	190,428
52,381		Microsoft Corp	1,400,144
2,446	*	MicroStrategy, Inc (Class A)	228,407
29,996		Oracle Corp	999,467
17,174	*	Take-Two Interactive Software, Inc	189,086
10,920	*	TIBCO Software, Inc	240,349
8,800	*	TiVo, Inc	108,416
23,914	*	Yahoo!, Inc	475,888

		TOTAL SOFTWARE & SERVICES	8,718,483

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
7,126	d	Apple, Inc	3,798,372
52,907		Cisco Systems, Inc	1,039,623
20,156	*	EMC Corp	509,947
3,948	*	F5 Networks, Inc	383,548
33,118	*	JDS Uniphase Corp	448,418
18,015		Qualcomm, Inc	1,117,290
6,681	*	SanDisk Corp	291,024

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,588,222

TELECOMMUNICATION SERVICES - 2.7%
13,089		CenturyTel, Inc	512,042
7,500	*	SBA Communications Corp (Class A)	532,650
9,682	*	tw telecom inc (Class A)	246,600
27,566		Verizon Communications, Inc	1,192,781

		TOTAL TELECOMMUNICATION SERVICES	2,484,073

TRANSPORTATION - 1.9%
4,840	e	Canadian Pacific Railway Ltd	491,841
4,129		CH Robinson Worldwide, Inc	261,035
25,737	*	Delta Air Lines, Inc	305,498
12,652	*	Hertz Global Holdings, Inc	205,848
3,031		Kansas City Southern Industries, Inc	253,028
7,036	*	Old Dominion Freight Line	241,194

		TOTAL TRANSPORTATION	1,758,444

UTILITIES - 2.0%
9,609		American Water Works Co, Inc	356,782
13,215	*	Calpine Corp	239,588
11,986		Edison International	541,647
6,143		NextEra Energy, Inc	425,034
4,043		Sempra Energy	286,811

		TOTAL UTILITIES	1,849,862

		TOTAL COMMON STOCKS (Cost $80,198,709)	92,066,842

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
928,346	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$928,346

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	928,346

		TOTAL SHORT-TERM INVESTMENTS (Cost $928,346)	928,346

		TOTAL INVESTMENTS - 100.6% (Cost $81,127, 055)	92,995,188
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(586,512)

		NET ASSETS - 100.0%	$92,408,676

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $934,272.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 1.0%
13,958	*	American Axle & Manufacturing Holdings, Inc	$156,329
4,403	*	Delphi Automotive plc	168,415
31,208		Ford Motor Co	404,144

		TOTAL AUTOMOBILES & COMPONENTS	728,888

BANKS - 5.1%
48,766		Barclays plc	211,839
2,911		BB&T Corp	84,739
37,229		Huntington Bancshares, Inc	237,893
33,550		Regions Financial Corp	238,876
29,322	e	Synovus Financial Corp	71,839
36,058		TCF Financial Corp	438,105
12,152		US Bancorp	388,135
57,335		Wells Fargo & Co	1,959,710

		TOTAL BANKS	3,631,136

CAPITAL GOODS - 7.5%
6,584		Boeing Co	496,170
13,345	*	Edwards Group Ltd (ADR)	81,138
4,050		General Dynamics Corp	280,543
125,362		General Electric Co	2,631,348
41,955		Invensys plc	224,524
1,446		L-3 Communications Holdings, Inc	110,793
9,227		Masco Corp	153,722
9,457		Pentair Ltd	464,812
4,718	*,e	Polypore International, Inc	219,387
8,489		SPX Corp	595,503
6,542		Textron, Inc	162,176

		TOTAL CAPITAL GOODS	5,420,116

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
9,520		ADT Corp	442,585
9,007		Tyco International Ltd	263,455

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	706,040

CONSUMER DURABLES & APPAREL - 0.8%
6,256		Jarden Corp	323,435
13,817	*	Pulte Homes, Inc	250,917

		TOTAL CONSUMER DURABLES & APPAREL	574,352

CONSUMER SERVICES - 3.0%
7,158	*	Bloomin’ Brands, Inc	111,951
12,876		Carnival Corp	473,451
5,626	*	Hyatt Hotels Corp	216,995
9,794		Interval Leisure Group, Inc	189,906
4,847		Las Vegas Sands Corp	223,737
22,136	*	Orient-Express Hotels Ltd (Class A)	258,770
10,215	*	Penn National Gaming, Inc	501,659
2,217		Six Flags Entertainment Corp	135,680
2,076		Sotheby’s (Class A)	69,795

		TOTAL CONSUMER SERVICES	2,181,944

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 9.4%
3,688		American Express Co	$211,986
8,195		Apollo Management LP	142,265
100,309		Bank of America Corp	1,163,584
14,413		Blackstone Group LP	224,699
2,536		Capital One Financial Corp	146,911
34,627		Citigroup, Inc	1,369,844
9,076		Discover Financial Services	349,880
26,200		JPMorgan Chase & Co	1,152,014
10,643		Legg Mason, Inc	273,738
43,632		Morgan Stanley	834,244
7,533		Northern Trust Corp	377,855
10,041		State Street Corp	472,027

		TOTAL DIVERSIFIED FINANCIALS	6,719,047

ENERGY - 15.2%
6,249		Anadarko Petroleum Corp	464,363
19,303		Baker Hughes, Inc	788,335
3,711		Cabot Oil & Gas Corp	184,585
4,906		Cenovus Energy, Inc	164,547
6,313	*	Cheniere Energy, Inc	118,558
16,465		Chevron Corp	1,780,525
11,758	*	Cobalt International Energy, Inc	288,777
710	*	Concho Resources, Inc	57,198
4,520	e	Crescent Point Energy Corp	170,948
5,575		Energy Transfer Partners LP	239,335
3,403		EOG Resources, Inc	411,048
936		Equitable Resources, Inc	55,205
33,661	e	EXCO Resources, Inc	227,885
30,339		Exxon Mobil Corp	2,625,840
38,755	*	Kodiak Oil & Gas Corp	342,982
4,524		Marathon Oil Corp	138,706
3,204		Marathon Petroleum Corp	201,852
16,715	*	Matador Resources Co	137,063
1,101		Noble Energy, Inc	112,016
14,650		Occidental Petroleum Corp	1,122,337
4,171		Phillips 66	221,480
5,345	*	Southwestern Energy Co	178,576
255		Spectra Energy Corp	6,982
61,591	*	Weatherford International Ltd	689,203
5,323		Williams Cos, Inc	174,275

		TOTAL ENERGY	10,902,621

FOOD & STAPLES RETAILING - 0.4%
2,745		CVS Corp	132,721
4,579		Walgreen Co	169,469

		TOTAL FOOD & STAPLES RETAILING	302,190

FOOD, BEVERAGE & TOBACCO - 3.9%
11,722		Altria Group, Inc	368,305
4,920	*	Constellation Brands, Inc (Class A)	174,119
29,829	*	D.E Master Blenders 1753 NV	342,697
10,500	*,e	Green Mountain Coffee Roasters, Inc	434,280
2,658		Kellogg Co	148,449
10,754	*	Kraft Foods Group, Inc	488,984
18,620		Mondelez International, Inc	474,252
1,360		Philip Morris International, Inc	113,750
2,174		Remy Cointreau S.A.	237,400
485	*	WhiteWave Foods Co	7,537

		TOTAL FOOD, BEVERAGE & TOBACCO	2,789,773

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
5,253		Abbott Laboratories	$344,072
2,649		Baxter International, Inc	176,582
24,408	*	Boston Scientific Corp	139,858
13,876		Cardinal Health, Inc	571,414
3,814		Cigna Corp	203,897
10,042		Medtronic, Inc	411,923
9,000	*,e	Olympus Corp	174,606
4,307	*	Tenet Healthcare Corp	139,848
12,829		UnitedHealth Group, Inc	695,845
1,647		WellPoint, Inc	100,335

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,958,380

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
21,340		Avon Products, Inc	306,442
3,029		Beiersdorf AG.	248,017
4,234		Nu Skin Enterprises, Inc (Class A)	156,870
23,532		Procter & Gamble Co	1,597,587

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,308,916

INSURANCE - 6.2%
7,716		ACE Ltd	615,737
5,877		Allstate Corp	236,079
3,046		Aon plc	169,358
1	*	Berkshire Hathaway, Inc	134,060
3,783	*	Berkshire Hathaway, Inc (Class B)	339,335
17,441		Hartford Financial Services Group, Inc	391,376
11,365		Marsh & McLennan Cos, Inc	391,751
11,583		Metlife, Inc	381,544
1,490		PartnerRe Ltd	119,930
15,417		Principal Financial Group	439,693
7,842		Prudential Financial, Inc	418,214
1,715		RenaissanceRe Holdings Ltd	139,361
6,826		Travelers Cos, Inc	490,243
8,687		XL Capital Ltd	217,696

		TOTAL INSURANCE	4,484,377

MATERIALS - 4.3%
3,273		Ashland, Inc	263,182
15,582		Cleveland-Cliffs, Inc	600,842
11,143		Dow Chemical Co	360,142
6,315		Georgia Gulf Corp	260,683
4,654		LyondellBasell Industries AF S.C.A	265,697
4,482		Mosaic Co	253,816
15,887		PolyOne Corp	324,412
22,714		Sealed Air Corp	397,722
10,163		Walter Energy, Inc	364,648

		TOTAL MATERIALS	3,091,144

MEDIA - 1.7%
11,444		Comcast Corp (Class A)	427,777
9,131		News Corp (Class A)	233,206
11,910		Time Warner, Inc	569,655

		TOTAL MEDIA	1,230,638

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
4,095		Amgen, Inc	353,480
3,130		Bayer AG.	298,482
34,685	*	Biovitrum AB	196,286
5,767		Eli Lilly & Co	284,428
11,330		Johnson & Johnson	794,233
2,593	*	Medivation, Inc	132,658

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

23,576		Merck & Co, Inc	$965,201
82,450		Pfizer, Inc	2,067,846
26,152		Teva Pharmaceutical Industries Ltd (ADR)	976,516
6,688		Warner Chilcott plc	80,524

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,149,654

REAL ESTATE - 2.4%
900		Boston Properties, Inc	95,229
31,372		Chimera Investment Corp	81,881
11,694	*	Forest City Enterprises, Inc (Class A)	188,858
14,324		Kimco Realty Corp	276,740
8,796		Mack-Cali Realty Corp	229,663
4,099		Potlatch Corp	160,640
4,709	*	Realogy Holdings Corp	197,590
113		Rouse Properties, Inc	1,912
2,615		SL Green Realty Corp	200,440
4,286		Starwood Property Trust, Inc	98,406
24,000		Wharf Holdings Ltd	191,273

		TOTAL REAL ESTATE	1,722,632

RETAILING - 2.8%
3,749		Abercrombie & Fitch Co (Class A)	179,840
16,122		Best Buy Co, Inc	191,046
4,887		Expedia, Inc	300,306
378,046		Hengdeli Holdings Ltd	138,676
14,655	e	JC Penney Co, Inc	288,850
48,000	e	Li & Fung Ltd	86,615
8,889	*	Liberty Media Holding Corp (Interactive A)	174,935
48,500		Lifestyle International Holdings Ltd	119,973
11,658		Lowe’s Companies, Inc	414,092
1,494		Target Corp	88,400

		TOTAL RETAILING	1,982,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
4,492		Avago Technologies Ltd	142,217
7,804		Broadcom Corp (Class A)	259,171
28,620	*,e	Freescale Semiconductor Holdings Ltd	315,106
8,396	*	Lam Research Corp	303,348
31,497		Marvell Technology Group Ltd	228,668
4,508		Nvidia Corp	55,403
59,060	*	ON Semiconductor Corp	416,373
25,537	*	RF Micro Devices, Inc	114,406

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,834,692

SOFTWARE & SERVICES - 2.4%
4,843	*	Adobe Systems, Inc	182,484
9,083		AOL, Inc	268,948
2,654		DST Systems, Inc	160,832
11,091	*	eBay, Inc	565,863
3,980	*,e	VistaPrint Ltd	130,783
20,049	*	Yahoo!, Inc	398,975

		TOTAL SOFTWARE & SERVICES	1,707,885

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
8,072	*	Ciena Corp	126,730
68,689		Cisco Systems, Inc	1,349,739
21,269		Corning, Inc	268,415
26,888		Hewlett-Packard Co	383,154
12,000	e	Hitachi Ltd	70,614
19,208	*	JDS Uniphase Corp	260,076
13,954	*	Juniper Networks, Inc	274,475
2,183	*	SanDisk Corp	95,092

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,828,295

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.6%
48,456		AT&T, Inc	$1,633,452
8,403	*	Level 3 Communications, Inc	194,193

		TOTAL TELECOMMUNICATION SERVICES	1,827,645

TRANSPORTATION - 1.7%
158,000		Air China Ltd	135,297
1,804		FedEx Corp	165,463
24,400	*	Gol Linhas Aereas Inteligentes S.A.	153,729
29,756	*	Hertz Global Holdings, Inc	484,130
7,159	*	UAL Corp	167,377
9,210		UTI Worldwide, Inc	123,414

		TOTAL TRANSPORTATION	1,229,410

UTILITIES - 4.7%
11,185	*	Calpine Corp	202,784
9,851		Centerpoint Energy, Inc	189,632
6,339		Duke Energy Corp	404,428
5,604		Edison International	253,245
551		Entergy Corp	35,126
17,025		Exelon Corp	506,324
5,077		FirstEnergy Corp	212,015
3,057		NextEra Energy, Inc	211,514
5,630		NRG Energy, Inc	129,433
6,154		PG&E Corp	247,268
7,675		PPL Corp	219,735
3,011		Sempra Energy	213,600
4,013		Utilities Select Sector SPDR Fund	140,254
14,087		Xcel Energy, Inc	376,264

		TOTAL UTILITIES	3,341,622

		TOTAL COMMON STOCKS (Cost $67,685,480)	70,654,130

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
2,155,594	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,155,594

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,155,594

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,155,594)	2,155,594

		TOTAL INVESTMENTS - 101.5% (Cost $69,841,074)	72,809,724

		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(1,119,096)

		NET ASSETS - 100.0%	$71,690,628

Abbreviation(s):

ADR American Depositary Receipt

SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,120,034.

TIAA-CREF LIFE FUNDS- Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.8%

CASINOS & GAMING - 0.3%
5,000	*	Penn National Gaming, Inc	$245,550

		TOTAL CASINOS & GAMING	245,550

DIVERSIFIED REITS - 2.4%
40,000		NRDC Acquisition Corp	514,400
22,000		Vornado Realty Trust	1,761,760

		TOTAL DIVERSIFIED REITS	2,276,160

HOTELS, RESORTS & CRUISE LINES - 1.0%
17,000		Starwood Hotels & Resorts Worldwide, Inc	975,120

		TOTAL HOTELS, RESORTS & CRUISE LINES	975,120

INDUSTRIAL REITS - 6.5%
19,000		EastGroup Properties, Inc	1,022,390
27,000	*	First Industrial Realty Trust, Inc	380,160
100,000		Global Logistic Properties	231,271
127,500		Prologis, Inc	4,652,475

		TOTAL INDUSTRIAL REITS	6,286,296

OFFICE REITS - 9.2%
41,000		Boston Properties, Inc	4,338,210
22,800		Digital Realty Trust, Inc	1,547,892
8,000		Kilroy Realty Corp	378,960
59,000		Mission West Properties, Inc	537,490
27,000		SL Green Realty Corp	2,069,550

		TOTAL OFFICE REITS	8,872,102

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.9%
341,116		Thomas Properties Group, Inc	1,845,438

		TOTAL REAL ESTATE OPERATING COMPANIES	1,845,438

RESIDENTIAL REITS - 19.6%
50,000		American Campus Communities, Inc	2,306,500
20,000		Apartment Investment & Management Co (Class A)	541,200
34,000		AvalonBay Communities, Inc	4,610,060
10,000		BRE Properties, Inc (Class A)	508,300
26,000		Camden Property Trust	1,773,460
20,000		Education Realty Trust, Inc	212,800
20,000		Equity Lifestyle Properties, Inc	1,345,800
64,000		Equity Residential	3,626,880
10,000		Essex Property Trust, Inc	1,466,500
9,000		Home Properties, Inc	551,790
40,000		Post Properties, Inc	1,998,000

		TOTAL RESIDENTIAL REITS	18,941,290

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

RETAIL REITS - 26.0%
85,000		DDR Corp	$1,331,100
28,000		Equity One, Inc	588,280
23,000		Federal Realty Investment Trust	2,392,460
155,000		General Growth Properties, Inc	3,076,750
16,000		Macerich Co	932,800
23,000		Realty Income Corp	924,830
20,000		Regency Centers Corp	942,400
75,000		Simon Property Group, Inc	11,856,750
17,000		Tanger Factory Outlet Centers, Inc	581,400
31,000		Taubman Centers, Inc	2,440,320

		TOTAL RETAIL REITS	25,067,090

SPECIALIZED REITS - 29.9%
60,000		American Tower Corp	4,636,200
55,000		CubeSmart	801,350
8,000		Entertainment Properties Trust	368,880
30,000		Extra Space Storage, Inc	1,091,700
88,000		HCP, Inc	3,975,840
73,000		Health Care REIT, Inc	4,474,168
100,000		Host Marriott Corp	1,567,000
20,000		Plum Creek Timber Co, Inc	887,400
32,000		Public Storage, Inc	4,638,720
12,000		Rayonier, Inc	621,960
110,000	*	Strategic Hotels & Resorts, Inc	704,000
45,000	*	Sunstone Hotel Investors, Inc	481,950
40,000		Ventas, Inc	2,588,800
70,000		Weyerhaeuser Co	1,947,400

		TOTAL SPECIALIZED REITS	28,785,368

		TOTAL COMMON STOCKS (Cost $79,641,788)	93,294,414

		TOTAL INVESTMENTS - 96.8% (Cost $79,641,788)	93,294,414
		OTHER ASSETS & LIABILITIES, NET - 3.2%	3,126,404

		NET ASSETS - 100.0%	$96,420,818

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.2%
1,300		Cooper Tire & Rubber Co	$32,968
19,819		Dana Holding Corp	309,374
2,600		Lear Corp	121,784
7,199	*	Tenneco, Inc	252,757

		TOTAL AUTOMOBILES & COMPONENTS	716,883

BANKS - 7.6%
10,174		Brookline Bancorp, Inc	86,479
420		Century Bancorp, Inc	13,839
5,400		Columbia Banking System, Inc	96,876
4,200		Community Bank System, Inc	114,912
13,800		CVB Financial Corp	143,520
1,877		Dime Community Bancshares	26,072
3,602	e	First Financial Bankshares, Inc	140,514
25,129		FirstMerit Corp	356,580
18,094		Home Loan Servicing Solutions Ltd	341,977
2,452		NBT Bancorp, Inc	49,702
7,593	*	Ocwen Financial Corp	262,642
11,250		Oritani Financial Corp	172,350
9,600		PrivateBancorp, Inc	147,072
5,382		Prosperity Bancshares, Inc	226,044
9,710		Provident Financial Services, Inc	144,873
29,740	e	Radian Group, Inc	181,711
5,200	*	Signature Bank	370,968
32,937		Susquehanna Bancshares, Inc	345,180
7,054	*	SVB Financial Group	394,812
3,700	*	Texas Capital Bancshares, Inc	165,834
5,995		UMB Financial Corp	262,821
7,680		Umpqua Holdings Corp	90,547
7,800		Webster Financial Corp	160,290
7,025		Wintrust Financial Corp	257,818

		TOTAL BANKS	4,553,433

CAPITAL GOODS - 9.6%
2,470		A.O. Smith Corp	155,783
5,270		Actuant Corp (Class A)	147,086
9,000		Acuity Brands, Inc	609,570
6,600		Alliant Techsystems, Inc	408,936
1,400		American Science & Engineering, Inc	91,294
1,666		Ampco-Pittsburgh Corp	33,287
9,100		Applied Industrial Technologies, Inc	382,291
5,441		Belden CDT, Inc	244,790
5,162		Brady Corp (Class A)	172,411
3,800	*	Chart Industries, Inc	253,346
6,000		Crane Co	277,680
3,013		Cubic Corp	144,533
2,153		Curtiss-Wright Corp	70,683
2,462	*	DXP Enterprises, Inc	120,810
8,848	*	EnerSys	332,950
2,771		Franklin Electric Co, Inc	172,273
3,656		Granite Construction, Inc	122,915
3,275		H&E Equipment Services, Inc	49,354
7,700	*	Hexcel Corp	207,592
3,147	*	Kadant, Inc	83,427
3,470		LB Foster Co (Class A)	150,737
4,200		Mueller Industries, Inc	210,126

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,729	*	NCI Building Systems, Inc	$163,033
7,900	*	Oshkosh Truck Corp	234,235
4,000		Sauer-Danfoss, Inc	213,480
14,000	*	Taser International, Inc	125,160
5,080	*	Teledyne Technologies, Inc	330,556
3,200		Westinghouse Air Brake Technologies Corp	280,128

		TOTAL CAPITAL GOODS	5,788,466

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
5,196	*	Acacia Research (Acacia Technologies)	133,277
3,283		Administaff, Inc	106,895
6,462	*	Advisory Board Co	302,357
5,557		Brink’s Co	158,541
10,600	*	Copart, Inc	312,700
4,531		Corporate Executive Board Co	215,041
2,394	*	Exponent, Inc	133,657
9,400		Healthcare Services Group	218,362
9,200	*	Korn/Ferry International	145,912
10,146		Rollins, Inc	223,618
6,221	*	SYKES Enterprises, Inc	94,684
11,533	*	Tetra Tech, Inc	305,048

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,350,092

CONSUMER DURABLES & APPAREL - 4.2%
19,439	*,e	Beazer Homes USA, Inc	328,325
18,800		Brunswick Corp	546,892
2,700	*	Carter’s, Inc	150,255
18,107	*	CROCS, Inc	260,560
8,491		Harman International Industries, Inc	379,038
5,100	*	iRobot Corp	95,574
5,000	*	Skechers U.S.A., Inc (Class A)	92,500
4,400	*	Steven Madden Ltd	185,988
3,110		True Religion Apparel, Inc	79,056
6,600	*	Tumi Holdings, Inc	137,610
4,000		Tupperware Corp	256,400

		TOTAL CONSUMER DURABLES & APPAREL	2,512,198

CONSUMER SERVICES - 4.9%
3,951		Ameristar Casinos, Inc	103,674
28,300	*,e	Boyd Gaming Corp	187,912
3,000	*	Buffalo Wild Wings, Inc	218,460
846		Cheesecake Factory	27,681
4,070	*,e	Coinstar, Inc	211,681
11,000	*	Grand Canyon Education, Inc	258,170
14,700		Hillenbrand, Inc	332,367
3,085	*	Hyatt Hotels Corp	118,988
17,600	*	Krispy Kreme Doughnuts, Inc	165,088
16,000	*	MGM Mirage	186,240
6,200	*	Multimedia Games, Inc	91,202
500	*	Panera Bread Co (Class A)	79,415
5,073	*	Papa John’s International, Inc	278,711
16,631	*	Pinnacle Entertainment, Inc	263,269
16,800	*	SHFL Entertainment, Inc	243,600
5,080		Sotheby’s (Class A)	170,789

		TOTAL CONSUMER SERVICES	2,937,247

DIVERSIFIED FINANCIALS - 4.4%
36,400		Apollo Investment Corp	304,304
200	*,m	DVI, Inc	0
6,400	*	Financial Engines, Inc	177,600
7,700		Greenhill & Co, Inc	400,323
1,200	e	iShares Russell 2000 Index Fund	101,148
7,780		MarketAxess Holdings, Inc	274,634

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,005	*	PHH Corp	$204,864
2,751	*	Piper Jaffray Cos	88,389
2,600	*	Portfolio Recovery Associates, Inc	277,836
25,800		Prospect Capital Corp	280,446
11,300		Solar Capital Ltd	270,183
7,700	*	Stifel Financial Corp	246,169

		TOTAL DIVERSIFIED FINANCIALS	2,625,896

ENERGY - 6.0%
6,400		Alon USA Energy, Inc	115,776
26,400		Arch Coal, Inc	193,248
7,614		Bristow Group, Inc	408,567
4,000		Cimarex Energy Co	230,920
5,846		Energy XXI Bermuda Ltd	188,183
7,759	*	EPL Oil & Gas, Inc	174,966
5,800	*	Gulfport Energy Corp	221,676
13,500	*	McDermott International, Inc	148,770
25,575		Penn Virginia Corp	112,786
5,823	*	Rosetta Resources, Inc	264,131
15,900	e	RPC, Inc	194,616
5,036	*	Stone Energy Corp	103,339
5,300	*	Swift Energy Co	81,567
6,999		Targa Resources Investments, Inc	369,827
22,699	*	Vaalco Energy, Inc	196,346
8,900		W&T Offshore, Inc	142,667
12,000	e	Western Refining, Inc	338,280
20,500	*	Willbros Group, Inc	109,880

		TOTAL ENERGY	3,595,545

FOOD & STAPLES RETAILING - 0.7%
851		Harris Teeter Supermarkets, Inc	32,814
215,500	*	Rite Aid Corp	293,080
640	*	United Natural Foods, Inc	34,298
1,548		Weis Markets, Inc	60,635

		TOTAL FOOD & STAPLES RETAILING	420,827

FOOD, BEVERAGE & TOBACCO - 1.9%
6,543	*,e	Annie’s, Inc	218,733
992	*	Boston Beer Co, Inc (Class A)	133,374
3,061		J&J Snack Foods Corp	195,720
6,600		Lance, Inc	159,126
6,990	*	Omega Protein Corp	42,779
8,200		Sanderson Farms, Inc	389,910

		TOTAL FOOD, BEVERAGE & TOBACCO	1,139,642

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
15,800	*,e	Accretive Health, Inc	182,648
1,416	*	Align Technology, Inc	39,294
7,400	*	Amedisys, Inc	83,398
2,272		Analogic Corp	168,810
4,805	*	Arthrocare Corp	166,205
3,583		Cantel Medical Corp	106,523
4,400	*	Centene Corp	180,400
3,434		Computer Programs & Systems, Inc	172,867
7,441	*	Cyberonics, Inc	390,876
4,188	*	Cynosure, Inc (Class A)	100,973
5,165	*	Magellan Health Services, Inc	253,085
12,300		Masimo Corp	258,423
7,011	*	Medidata Solutions, Inc	274,761
4,100	*	Molina Healthcare, Inc	110,946
1,912	*	MWI Veterinary Supply, Inc	210,320
5,042	*	Omnicell, Inc	74,974
2,509	*	Orthofix International NV	98,679

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,700	*	Sirona Dental Systems, Inc	$174,042
12,000	*	Team Health Holdings, Inc	345,240
6,900	*	Thoratec Corp	258,888

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,651,352

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
8,174		Nu Skin Enterprises, Inc (Class A)	302,847
157	*	Revlon, Inc (Class A)	2,276
1,800	*,e	USANA Health Sciences, Inc	59,274

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	364,397

INSURANCE - 3.5%
2,600		Allied World Assurance Co Holdings Ltd	204,880
12,950		American Equity Investment Life Holding Co	158,120
7,800		Aspen Insurance Holdings Ltd	250,224
27,149		Conseco, Inc	253,300
4,500		Employers Holdings, Inc	92,610
13,200		Fidelity National Title Group, Inc (Class A)	310,860
13,298		First American Financial Corp	320,349
4,926		Horace Mann Educators Corp	98,323
4,300		Platinum Underwriters Holdings Ltd	197,800
16,790		Symetra Financial Corp	217,934

		TOTAL INSURANCE	2,104,400

MATERIALS - 4.5%
4,200		Balchem Corp	152,880
4,470	*	Coeur d’Alene Mines Corp	109,962
257	*,e	Contango ORE, Inc	2,241
14,900	*,e	Flotek Industries, Inc	181,780
2,467		Haynes International, Inc	127,963
3,900		Kaiser Aluminum Corp	240,591
3,278		Koppers Holdings, Inc	125,056
1,843		Louisiana-Pacific Corp	35,607
2,530	*	LSB Industries, Inc	89,613
8,268		Minerals Technologies, Inc	330,059
1,200		NewMarket Corp	314,640
11,100	*,e	Resolute Forest Products	146,964
5,300	*	RTI International Metals, Inc	146,068
5,385		Schweitzer-Mauduit International, Inc	210,176
30,400	*	Stillwater Mining Co	388,512
3,900		Worthington Industries, Inc	101,361

		TOTAL MATERIALS	2,703,473

MEDIA - 0.9%
3,109		Arbitron, Inc	145,128
3,122	*	EW Scripps Co (Class A)	33,749
18,949	*	Journal Communications, Inc (Class A)	102,514
31,400	*	Live Nation, Inc	292,334

		TOTAL MEDIA	573,725

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
10,120	*	Acorda Therapeutics, Inc	251,583
5,557	*	Alkermes plc	102,916
5,135	*	AMAG Pharmaceuticals, Inc	75,536
26,500	*	Array Biopharma, Inc	98,580
9,300	*	Auxilium Pharmaceuticals, Inc	172,329
10,300	*	Cepheid, Inc	348,243
8,189	*	Impax Laboratories, Inc	167,793
4,670	*,e	InterMune, Inc	45,252
1,927	*	Jazz Pharmaceuticals plc	102,516
7,984	*	Medicines Co	191,377
28,820	*,e	Orexigen Therapeutics, Inc	151,881
9,900	*	Parexel International Corp	292,941

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,380	*	Pharmacyclics, Inc	$195,702
1,831	e	Questcor Pharmaceuticals, Inc	48,924
11,590	*	Santarus, Inc	127,258
23,800	*,e	Sequenom, Inc	112,336
14,000	*	Viropharma, Inc	318,640

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,803,807

REAL ESTATE - 8.7%
4,500		Acadia Realty Trust	112,860
10,931		Chesapeake Lodging Trust	228,239
7,700		DuPont Fabros Technology, Inc	186,032
4,699		Equity Lifestyle Properties, Inc	316,196
12,910		Extra Space Storage, Inc	469,795
5,368		Home Properties, Inc	329,112
29,600		Lexington Corporate Properties Trust	309,320
6,324		LTC Properties, Inc	222,542
20,200		Omega Healthcare Investors, Inc	481,770
7,452		Pennymac Mortgage Investment Trust	188,461
7,630		Post Properties, Inc	381,119
4,009		PS Business Parks, Inc	260,505
21,793		RLJ Lodging Trust	422,130
2,604		Saul Centers, Inc	111,425
5,919		Sovran Self Storage, Inc	367,570
13,300	d	Starwood Property Trust, Inc	305,368
882		Sun Communities, Inc	35,183
44,109	*	Sunstone Hotel Investors, Inc	472,407

		TOTAL REAL ESTATE	5,200,034

RETAILING - 3.5%
4,100		Abercrombie & Fitch Co (Class A)	196,677
3,730	*	Aeropostale, Inc	48,527
10,270	*	Ann Taylor Stores Corp	347,537
2,800	*,e	Blue Nile, Inc	107,800
13,120	*	Express Parent LLC	197,981
10,500	*,e	Francesca’s Holdings Corp	272,580
6,200	e	GameStop Corp (Class A)	155,558
93,300	*	Office Depot, Inc	306,024
8,070		OfficeMax, Inc	78,763
1,063		Pier 1 Imports, Inc	21,260
3,500	*,e	Saks, Inc	36,785
9,110	*	Select Comfort Corp	238,409
3,000	*	TripAdvisor, Inc	125,880

		TOTAL RETAILING	2,133,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
7,900	*	Cavium Networks, Inc	246,559
500	*	Cymer, Inc	45,215
23,412	*	Entegris, Inc	214,922
28,300	*	Entropic Communications, Inc	149,707
14,000	*	Integrated Device Technology, Inc	102,200
1,292		Micrel, Inc	12,274
4,631		MKS Instruments, Inc	119,387
30,883	*	Rambus, Inc	150,709
49,800	*	RF Micro Devices, Inc	223,104
10,300	*	Rudolph Technologies, Inc	138,535
28,600	*	Silicon Image, Inc	141,856
2,500	*	Silicon Laboratories, Inc	104,525
19,300	*	Teradyne, Inc	325,977
8,268		Tessera Technologies, Inc	135,761
6,780*		Ultratech, Inc	252,894
7,300*		Volterra Semiconductor Corp	125,341

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,488,966

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 9.0%
13,816	*	Aspen Technology, Inc	$381,874
5,876	*	Blucora, Inc	92,312
4,662	*	Brightcove, Inc	42,145
11,000	*	Cadence Design Systems, Inc	148,610
7,834	*	Commvault Systems, Inc	546,108
6,300		Computer Sciences Corp	252,315
8,227	*	Cornerstone OnDemand, Inc	242,943
3,157		DST Systems, Inc	191,314
5,471	*	Euronet Worldwide, Inc	129,116
6,600	*	Gartner, Inc	303,732
2,100		Global Payments, Inc	95,130
5,300	*	Guidewire Software, Inc	157,516
7,380		Heartland Payment Systems, Inc	217,710
7,060		IAC/InterActiveCorp	333,938
7,100	*	Jive Software, Inc	103,163
600	*	LinkedIn Corp	68,892
6,083	*	Manhattan Associates, Inc	367,048
8,599		MAXIMUS, Inc	543,629
16,700	*,e	Monster Worldwide, Inc	93,854
13,100	*	QLIK Technologies, Inc	284,532
5,700	*	Sourcefire, Inc	269,154
3,600		Syntel, Inc	192,924
27,236	*	TiVo, Inc	335,547

		TOTAL SOFTWARE & SERVICES	5,393,506

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
4,377	*	Agilysys, Inc	36,635
16,600	*	Arris Group, Inc	248,004
17,000	*	Aruba Networks, Inc	352,750
12,100	*	Avid Technology, Inc	91,718
12,200	*	Calix Networks, Inc	93,818
2,268		Cognex Corp	83,508
8,602	*	Datalink Corp	73,547
8,400	*,e	InvenSense, Inc	93,324
10,200	*	Ixia	173,196
3,150		Littelfuse, Inc	194,386
1,500		Loral Space & Communications, Inc	81,990
3,790	*	OSI Systems, Inc	242,712
3,124		Plantronics, Inc	115,182
5,551	*	Plexus Corp	143,216
6,500	*	Procera Networks, Inc	120,575
14,200	*	QLogic Corp	138,166
8,630	*	Riverbed Technology, Inc	170,184
5,907	*	Synaptics, Inc	177,033

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,629,944

TELECOMMUNICATION SERVICES - 0.3%
26,200	*	8x8, Inc	193,618

		TOTAL TELECOMMUNICATION SERVICES	193,618

TRANSPORTATION - 1.6%
9,444	*	Alaska Air Group, Inc	406,942
2,099		Amerco, Inc	266,174
6,340		Forward Air Corp	221,963
1,424	*	Old Dominion Freight Line	48,815

		TOTAL TRANSPORTATION	943,894

UTILITIES - 2.9%
5,000		American States Water Co	239,900
11,300		Black Hills Corp	410,642
3,978		El Paso Electric Co	126,938
10,673		Empire District Electric Co	217,516

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,268		Genie Energy Ltd	$44,503
2,600		Laclede Group, Inc	100,386
1,531		Piedmont Natural Gas Co, Inc	47,936
3,640		Southwest Gas Corp	154,372
5,941		UNS Energy Corp	252,017
4,100		WGL Holdings, Inc	160,679

		TOTAL UTILITIES	1,754,889

		TOTAL COMMON STOCKS (Cost $54,870,360)	59,580,015

SHORT-TERM INVESTMENTS - 5.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.3%
3,179,901	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,179,901

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,179,901

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,179,901)	3,179,901

		TOTAL INVESTMENTS - 104.5% (Cost $58,050,261)	62,759,916
		OTHER ASSETS & LIABILITIES, NET - (4.5)%	(2,678,644)

		NET ASSETS - 100.0%	$60,081,272

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,191,327.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.5%
937	*	American Axle & Manufacturing Holdings, Inc	$10,494
325	*	BorgWarner, Inc	23,277
24,135		Ford Motor Co	312,548
64	*	Fuel Systems Solutions, Inc	941
1,932		Harley-Davidson, Inc	94,359
6,093		Johnson Controls, Inc	187,055
292	*	Modine Manufacturing Co	2,374
202		Spartan Motors, Inc	996
339		Superior Industries International, Inc	6,916
853	*	Tenneco, Inc	29,949
66	*	Tesla Motors, Inc	2,235

		TOTAL AUTOMOBILES & COMPONENTS	671,144

BANKS - 3.1%
46		Associated Banc-Corp	603
196		Bank of Hawaii Corp	8,634
8,225		BB&T Corp	239,430
363		CapitalSource, Inc	2,751
38		Capitol Federal Financial	444
72		Centerstate Banks of Florida, Inc	614
513	*	Citizens Republic Bancorp, Inc	9,732
1,303		Comerica, Inc	39,533
22		Community Bank System, Inc	602
69		Cullen/Frost Bankers, Inc	3,745
880		First Horizon National Corp	8,721
1,717		Hudson City Bancorp, Inc	13,959
1,357		Huntington Bancshares, Inc	8,671
9,626		Keycorp	81,051
1,250		M&T Bank Corp	123,087
161		MainSource Financial Group, Inc	2,040
1,196		New York Community Bancorp, Inc	15,668
145		Old National Bancorp	1,721
18		Peoples Bancorp, Inc	368
189		People’s United Financial, Inc	2,285
4,644		PNC Financial Services Group, Inc	270,792
844	*	Popular, Inc	17,547
355		Provident Financial Services, Inc	5,297
5,607		Radian Group, Inc	34,259
10,988		Regions Financial Corp	78,234
223	*	SVB Financial Group	12,481
31		TCF Financial Corp	377
11,696		US Bancorp	373,570
107		Webster Financial Corp	2,199
1,000	*	Wilshire Bancorp, Inc	5,870
290		Zions Bancorporation	6,206

		TOTAL BANKS	1,370,491

CAPITAL GOODS - 8.0%
3,956		3M Co	367,315
89		A.O. Smith Corp	5,613
103		Actuant Corp (Class A)	2,875
39		Acuity Brands, Inc	2,641
19	*	American Superconductor Corp	50
5,185		Ametek, Inc	194,800
100		Apogee Enterprises, Inc	2,397
17		Applied Industrial Technologies, Inc	714

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

400	*	ArvinMeritor, Inc	$1,892
90		Astec Industries, Inc	3,000
963		Barnes Group, Inc	21,629
200		Briggs & Stratton Corp	4,216
515	*	Builders FirstSource, Inc	2,874
33	*	Chart Industries, Inc	2,200
12		Clarcor, Inc	573
81	*	Colfax Corp	3,268
1,664		Cummins, Inc	180,294
5,091		Danaher Corp	284,587
3,049		Deere & Co	263,495
531		Dover Corp	34,892
2,695		Eaton Corp	146,069
5,715		Emerson Electric Co	302,666
1,417		Fastenal Co	66,160
312	*	FuelCell Energy, Inc	286
17		Gardner Denver, Inc	1,164
350	*	Gibraltar Industries, Inc	5,572
413		Graco, Inc	21,265
377	*	GrafTech International Ltd	3,540
117	*	Hexcel Corp	3,154
4,491		Illinois Tool Works, Inc	273,098
1,052		Ingersoll-Rand plc	50,454
55		Insteel Industries, Inc	686
80	*	Layne Christensen Co	1,942
301		LB Foster Co (Class A)	13,075
176		Lincoln Electric Holdings, Inc	8,568
3,652		Masco Corp	60,842
59		MSC Industrial Direct Co (Class A)	4,447
905	*	NCI Building Systems, Inc	12,580
1,172		Nordson Corp	73,977
1,302	*	Owens Corning, Inc	48,161
2,247		Paccar, Inc	101,587
380		Pall Corp	22,899
274		Parker Hannifin Corp	23,306
1,138		Pentair Ltd	55,933
342	*	Polypore International, Inc	15,903
1,507		Precision Castparts Corp	285,456
240		Quanex Building Products Corp	4,898
937	*	Quanta Services, Inc	25,571
741		Rockwell Automation, Inc	62,237
337		Rockwell Collins, Inc	19,603
400		Roper Industries, Inc	44,592
15		Simpson Manufacturing Co, Inc	492
147		Snap-On, Inc	11,612
1,656	*	Spirit Aerosystems Holdings, Inc (Class A)	28,102
787		Tennant Co	34,589
143		Timken Co	6,840
306	*	United Rentals, Inc	13,929
383	*	USG Corp	10,751
23		Valmont Industries, Inc	3,141
1,000		W.W. Grainger, Inc	202,370
326	*	WABCO Holdings, Inc	21,252
8		Watsco, Inc	599
215	*	WESCO International, Inc	14,497
333		Westinghouse Air Brake Technologies Corp	29,151
86		Xylem, Inc	2,331

		TOTAL CAPITAL GOODS	3,518,672

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,554	*	ACCO Brands Corp	11,406
1,453		Avery Dennison Corp	50,739
42		Corporate Executive Board Co	1,993
160		Deluxe Corp	5,158
650		Dun & Bradstreet Corp	51,123

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

176		Equifax, Inc	$9,525
68		Herman Miller, Inc	1,457
168		HNI Corp	5,050
73	*	IHS, Inc (Class A)	7,008
963		Iron Mountain, Inc	29,901
238		Manpower, Inc	10,101
266		Pitney Bowes, Inc	2,830
1,278		Robert Half International, Inc	40,666
318	*	Tetra Tech, Inc	8,411
3,724		Tyco International Ltd	108,927
1,392		Waste Management, Inc	46,966

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	391,261

CONSUMER DURABLES & APPAREL - 1.1%
200		Callaway Golf Co	1,300
91	*	Carter’s, Inc	5,064
5		Columbia Sportswear Co	267
14	*	Deckers Outdoor Corp	564
13		Hasbro, Inc	467
16	*	Iconix Brand Group, Inc	357
4,163		Mattel, Inc	152,449
76	*	Mohawk Industries, Inc	6,876
200		Movado Group, Inc	6,136
4,980		Nike, Inc (Class B)	256,968
152		Oxford Industries, Inc	7,047
217		Ryland Group, Inc	7,920
71	*	Tempur-Pedic International, Inc	2,236
7		True Religion Apparel, Inc	178
128		Tupperware Corp	8,205
202	*	Under Armour, Inc (Class A)	9,803
216		VF Corp	32,609
7	*	Warnaco Group, Inc	501

		TOTAL CONSUMER DURABLES & APPAREL	498,947

CONSUMER SERVICES - 2.4%
288	*	AFC Enterprises	7,525
55		Bob Evans Farms, Inc	2,211
200		Brinker International, Inc	6,198
61	*	Chipotle Mexican Grill, Inc (Class A)	18,145
816		Choice Hotels International, Inc	27,434
69	*	Coinstar, Inc	3,589
695		Darden Restaurants, Inc	31,324
13	*	DineEquity, Inc	871
128		Domino’s Pizza, Inc	5,574
60		Dunkin Brands Group, Inc	1,991
2,911		Marriott International, Inc (Class A)	108,493
4,949		McDonald’s Corp	436,551
29	*	Panera Bread Co (Class A)	4,606
266		Royal Caribbean Cruises Ltd	9,044
177	*	Sonic Corp	1,843
5,671		Starbucks Corp	304,079
1,068		Starwood Hotels & Resorts Worldwide, Inc	61,260
6		Vail Resorts, Inc	325

		TOTAL CONSUMER SERVICES	1,031,063

DIVERSIFIED FINANCIALS - 6.5%
2,183	*	American Capital Ltd	26,196
6,182		American Express Co	355,341
1,543		Ameriprise Financial, Inc	96,638
11,079		Bank of New York Mellon Corp	284,730
1,234		BlackRock, Inc	255,080
4,874		Capital One Financial Corp	282,351
11,610		Charles Schwab Corp	166,720
2,527		CME Group, Inc	128,144

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,001		Discover Financial Services	$231,339
144		Eaton Vance Corp	4,586
363		Evercore Partners, Inc (Class A)	10,959
1,953		Franklin Resources, Inc	245,492
733	*	IntercontinentalExchange, Inc	90,753
3,992		Invesco Ltd	104,151
466		Janus Capital Group, Inc	3,970
566		Legg Mason, Inc	14,558
672		Nasdaq Stock Market, Inc	16,807
1,111	*	NewStar Financial, Inc	15,565
1,881		Northern Trust Corp	94,351
1,978		NYSE Euronext	62,386
176	*	PHH Corp	4,004
3,861		State Street Corp	181,506
2,269		T Rowe Price Group, Inc	147,780
123		Triangle Capital Corp	3,135

		TOTAL DIVERSIFIED FINANCIALS	2,826,542

ENERGY - 9.3%
128		Alon USA Energy, Inc	2,316
2,543		Apache Corp	199,625
108	*	Atwood Oceanics, Inc	4,945
113	*	C&J Energy Services, Inc	2,423
2,135	*	Cameron International Corp	120,542
136	*	Carrizo Oil & Gas, Inc	2,845
1,448	*	Cheniere Energy, Inc	27,193
776		Cimarex Energy Co	44,798
1,962	*	Clean Energy Fuels Corp	24,427
246	*	Comstock Resources, Inc	3,722
232	*	Concho Resources, Inc	18,690
263		Contango Oil & Gas Co	11,141
1,156	*	Continental Resources, Inc	84,954
1,646		Crosstex Energy, Inc	23,604
135	*	CVR Energy, Inc	6,587
980	*	CVR Energy, Inc (Contingent value right)	0
112	*	Dawson Geophysical Co	2,955
3,831	*	Denbury Resources, Inc	62,062
3,550		Devon Energy Corp	184,742
2,371		EOG Resources, Inc	286,393
2,538		Equitable Resources, Inc	149,691
49	*	Exterran Holdings, Inc	1,074
2,419	*	FMC Technologies, Inc	103,606
66	*	Geospace Technologies Corp	5,865
512	*	Goodrich Petroleum Corp	4,772
166		Gulf Island Fabrication, Inc	3,989
1,203	*	Hercules Offshore, Inc	7,435
2,949		Hess Corp	156,179
1,199	*	Hornbeck Offshore Services, Inc	41,174
564	*	ION Geophysical Corp	3,672
344	*	Key Energy Services, Inc	2,391
262		Kinder Morgan Management LLC	19,770
5,337	*	Kodiak Oil & Gas Corp	47,232
6,053		Marathon Oil Corp	185,585
3,690		Marathon Petroleum Corp	232,470
159	*	Matrix Service Co	1,828
3,753		National Oilwell Varco, Inc	256,518
103	*	Natural Gas Services Group, Inc	1,691
871	*	Newfield Exploration Co	23,325
1,424		Noble Corp	49,584
2,437		Noble Energy, Inc	247,940
230	*	Northern Oil And Gas, Inc	3,869
166	*	Oasis Petroleum, Inc	5,279
307		Oceaneering International, Inc	16,514
227	*	Oil States International, Inc	16,240
753	*	Parker Drilling Co	3,464

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

259	*	PDC Energy, Inc	$8,601
415	*	Petroquest Energy, Inc	2,054
5,009		Phillips 66	265,978
697	*	Pioneer Energy Services Corp	5,060
1,663		Pioneer Natural Resources Co	177,259
290	*	Plains Exploration & Production Co	13,613
2,262		Questar Market Resources, Inc	68,471
846	*	Quicksilver Resources, Inc	2,420
1,223		Range Resources Corp	76,841
20,491		Rentech, Inc	53,891
233	*	Rex Energy Corp	3,034
5		SEACOR Holdings, Inc	419
2,662	*	Southwestern Energy Co	88,937
7,556		Spectra Energy Corp	206,883
942		St. Mary Land & Exploration Co	49,182
695	*	Superior Energy Services	14,400
640	*	Ultra Petroleum Corp	11,603
367	*	Unit Corp	16,533
7,360	*	Weatherford International Ltd	82,358
2,525		Western Refining, Inc	71,180
1,026	*	Whiting Petroleum Corp	44,498
3,496		Williams Cos, Inc	114,459

		TOTAL ENERGY	4,082,795

FOOD & STAPLES RETAILING - 0.9%
11		Casey’s General Stores, Inc	584
8		Harris Teeter Supermarkets, Inc	309
2,965		Kroger Co	77,149
2,516		Safeway, Inc	45,514
128		Spartan Stores, Inc	1,966
6,623		Sysco Corp	209,684
733		Whole Foods Market, Inc	66,945

		TOTAL FOOD & STAPLES RETAILING	402,151

FOOD, BEVERAGE & TOBACCO - 3.9%
125		Bunge Ltd	9,086
2,543		Campbell Soup Co	88,725
1,029		ConAgra Foods, Inc	30,356
151	*	Darling International, Inc	2,422
240		Dr Pepper Snapple Group, Inc	10,603
85		Flowers Foods, Inc	1,978
6,404		General Mills, Inc	258,786
554	*	Green Mountain Coffee Roasters, Inc	22,913
3,538		H.J. Heinz Co	204,072
45	*	Hain Celestial Group, Inc	2,440
431		Hillshire Brands Co	12,128
168		Hormel Foods Corp	5,243
312		J.M. Smucker Co	26,907
4,448		Kellogg Co	248,421
51		Lancaster Colony Corp	3,529
194		McCormick & Co, Inc	12,325
584		Mead Johnson Nutrition Co	38,480
10,221		Mondelez International, Inc	260,329
6,951		PepsiCo, Inc	475,657
82		Tootsie Roll Industries, Inc	2,125

		TOTAL FOOD, BEVERAGE & TOBACCO	1,716,525

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
7,279		Abbott Laboratories	476,775
3,621		Aetna, Inc	167,652
55	*	Amsurg Corp	1,651
4,655		Baxter International, Inc	310,302
2,647		Becton Dickinson & Co	206,969
432	*	Centene Corp	17,712

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

41		Chemed Corp	$2,812
1,469		Cigna Corp	78,533
121	*	Edwards Lifesciences Corp	10,911
85	*	Greatbatch, Inc	1,975
147	*	Henry Schein, Inc	11,828
570		Hill-Rom Holdings, Inc	16,245
84	*	HMS Holdings Corp	2,177
945		Humana, Inc	64,855
337	*	Idexx Laboratories, Inc	31,274
33		Invacare Corp	538
479	*	Inverness Medical Innovations, Inc	8,861
434	*	LifePoint Hospitals, Inc	16,384
80	*	MAKO Surgical Corp	1,030
7,769		Medtronic, Inc	318,684
438	*	Molina Healthcare, Inc	11,852
70	*	MWI Veterinary Supply, Inc	7,700
61		Owens & Minor, Inc	1,739
96	*	Palomar Medical Technologies, Inc	884
674		Patterson Cos, Inc	23,071
307		Resmed, Inc	12,762
293		STERIS Corp	10,176
3,597		WellPoint, Inc	219,129

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,034,481

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
171		Avon Products, Inc	2,456
320		Clorox Co	23,430
3,110		Colgate-Palmolive Co	325,119
2,225		Estee Lauder Cos (Class A)	133,189
179		Herbalife Ltd	5,896
3,355		Kimberly-Clark Corp	283,263
350	*	Medifast, Inc	9,236
124		Nu Skin Enterprises, Inc (Class A)	4,594
10,410		Procter & Gamble Co	706,735

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,493,918

INSURANCE - 5.9%
3,439		ACE Ltd	274,432
4,908		Aflac, Inc	260,713
487	*	Arch Capital Group Ltd	21,438
105		Arthur J. Gallagher & Co	3,638
1,032		Aspen Insurance Holdings Ltd	33,107
809		Assurant, Inc	28,072
239		Axis Capital Holdings Ltd	8,279
7,053	*	Berkshire Hathaway, Inc (Class B)	632,654
3,418		Chubb Corp	257,444
3,564		Cincinnati Financial Corp	139,566
155		Endurance Specialty Holdings Ltd	6,152
4,803	*	Genworth Financial, Inc (Class A)	36,071
48	*	Markel Corp	20,804
782		Marsh & McLennan Cos, Inc	26,956
969		Montpelier Re Holdings Ltd	22,151
436	*	National Financial Partners Corp	7,473
107		PartnerRe Ltd	8,612
171	*	Phoenix Cos, Inc	4,229
414		Platinum Underwriters Holdings Ltd	19,044
2,822		Principal Financial Group	80,484
14		ProAssurance Corp	591
7,684		Progressive Corp	162,132
300		Protective Life Corp	8,574
4,302		Prudential Financial, Inc	229,426
40		RenaissanceRe Holdings Ltd	3,250
8		RLI Corp	517
18		Selective Insurance Group, Inc	347
36		Stancorp Financial Group, Inc	1,320

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,920		Travelers Cos, Inc	$281,534

		TOTAL INSURANCE	2,579,010

MATERIALS - 4.9%
19	*	AEP Industries, Inc	1,125
2,469		Air Products & Chemicals, Inc	207,445
7,098		Alcoa, Inc	61,611
546		Allegheny Technologies, Inc	16,577
1,222	*	Allied Nevada Gold Corp	36,819
1,033		AMCOL International Corp	31,692
204		Aptargroup, Inc	9,735
497		Ball Corp	22,241
338		Bemis Co, Inc	11,309
442		Buckeye Technologies, Inc	12,690
64		Carpenter Technology Corp	3,304
350		Celanese Corp (Series A)	15,585
18	*	Clearwater Paper Corp	705
1,669		Cleveland-Cliffs, Inc	64,357
1,032		Commercial Metals Co	15,336
110		Compass Minerals International, Inc	8,218
46		Domtar Corp	3,842
287		Eastman Chemical Co	19,530
3,353		Ecolab, Inc	241,081
265	*	Flotek Industries, Inc	3,233
609	*	General Moly, Inc	2,442
682		H.B. Fuller Co	23,747
182		Innophos Holdings, Inc	8,463
72		International Flavors & Fragrances, Inc	4,791
1,828		International Paper Co	72,827
97	*	Landec Corp	921
1,359	*	Louisiana-Pacific Corp	26,256
4,554		LyondellBasell Industries AF S.C.A	259,988
168	*	McEwen Mining, Inc	643
1,688		MeadWestvaco Corp	53,797
392		Minerals Technologies, Inc	15,649
286	*	Molycorp, Inc	2,700
4,198		Nucor Corp	181,270
506	*	Owens-Illinois, Inc	10,763
2,582		Praxair, Inc	282,600
54		Rock-Tenn Co (Class A)	3,775
124		Rockwood Holdings, Inc	6,133
1,198		Royal Gold, Inc	97,409
157		Sealed Air Corp	2,749
241		Sherwin-Williams Co	37,071
1,694		Sigma-Aldrich Corp	124,644
9		Sonoco Products Co	268
586	*	Stillwater Mining Co	7,489
231	*	SunCoke Energy, Inc	3,601
500		Tredegar Corp	10,210
473		Valspar Corp	29,515
79		Wausau Paper Corp	684
116		Westlake Chemical Corp	9,199
2,370		Worthington Industries, Inc	61,596

		TOTAL MATERIALS	2,127,635

MEDIA - 3.0%
1,465		Cablevision Systems Corp (Class A)	21,887
156		Cinemark Holdings, Inc	4,053
24	*	Digital Generation, Inc	261
3,541	*	Discovery Communications, Inc (Class A)	224,783
423	*	Discovery Communications, Inc (Class C)	24,745
327	*	DreamWorks Animation SKG, Inc (Class A)	5,418
179		Fisher Communications, Inc	4,831
83		John Wiley & Sons, Inc (Class A)	3,231
2,109	*	Journal Communications, Inc (Class A)	11,410

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,524	*	Liberty Global, Inc (Class A)	$158,987
553	*	Liberty Interactive LLC	64,153
2,863	*	McClatchy Co (Class A)	9,362
1,806	*	New York Times Co (Class A)	15,405
118		Scripps Networks Interactive (Class A)	6,835
2,930		Time Warner Cable, Inc	284,767
6,345		Time Warner, Inc	303,481
432	*	Valassis Communications, Inc	11,137
2,824		Virgin Media, Inc	103,782
160		Washington Post Co (Class B)	58,434

		TOTAL MEDIA	1,316,962

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
100	*	Affymetrix, Inc	317
2,954		Agilent Technologies, Inc	120,937
856	*	Akorn, Inc	11,436
4,793	*	Ariad Pharmaceuticals, Inc	91,930
101	*	Auxilium Pharmaceuticals, Inc	1,872
2,010	*	Biogen Idec, Inc	294,807
10,409		Bristol-Myers Squibb Co	339,229
259	*	Cambrex Corp	2,947
420	*	Cepheid, Inc	14,200
1,016	*	Endo Pharmaceuticals Holdings, Inc	26,690
300	*	Geron Corp	423
4,599	*	Gilead Sciences, Inc	337,797
926	*	Incyte Corp	15,381
10,531		Johnson & Johnson	738,223
1,143	*	Life Technologies Corp	56,098
12,885		Merck & Co, Inc	527,512
1,668	*	Nektar Therapeutics	12,360
652	*	Neurocrine Biosciences, Inc	4,877
107	*	Onyx Pharmaceuticals, Inc	8,082
1,489		PDL BioPharma, Inc	10,497
96		PerkinElmer, Inc	3,047
659	*	Salix Pharmaceuticals Ltd	26,676
520	*	Sangamo Biosciences, Inc	3,125
1,729	*	Synta Pharmaceuticals Corp	15,596
70		Techne Corp	4,784
131	*	United Therapeutics Corp	6,998
763	*	Vertex Pharmaceuticals, Inc	32,000
1,988	*	Vivus, Inc	26,679
488	*	Waters Corp	42,515

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,777,035

REAL ESTATE - 3.8%
2,657		AMB Property Corp	96,954
83		American Campus Communities, Inc	3,829
3,602		American Tower Corp	278,327
10,364		Annaly Capital Management, Inc	145,511
941		Boston Properties, Inc	99,567
1,541	*	CBRE Group, Inc	30,666
93		Colonial Properties Trust	1,987
165		Douglas Emmett, Inc	3,845
1,443		Duke Realty Corp	20,015
29		Equity One, Inc	609
136		Federal Realty Investment Trust	14,147
2,363	*	First Industrial Realty Trust, Inc	33,271
4,352		HCP, Inc	196,623
842		Health Care REIT, Inc	51,606
89		Healthcare Realty Trust, Inc	2,137
5,793		Host Marriott Corp	90,776
15		Jones Lang LaSalle, Inc	1,259
14		Kilroy Realty Corp	663
125		LaSalle Hotel Properties	3,174

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

325		Liberty Property Trust	$11,625
426		Macerich Co	24,836
107		Mid-America Apartment Communities, Inc	6,928
105		Post Properties, Inc	5,245
2,100		RAIT Investment Trust	11,865
78		Regency Centers Corp	3,675
731		Ryman Hospitality Properties	28,114
2,103		Simon Property Group, Inc	332,463
917		Ventas, Inc	59,348
1,176		Vornado Realty Trust	94,174
17		Washington Real Estate Investment Trust	445

		TOTAL REAL ESTATE	1,653,684

RETAILING - 4.5%
130		Advance Auto Parts, Inc	9,405
1,002		American Eagle Outfitters, Inc	20,551
253	*	Ann Taylor Stores Corp	8,561
386	*	Autozone, Inc	136,810
149	*	Barnes & Noble, Inc	2,248
1,687	*	Bed Bath & Beyond, Inc	94,320
1,674		Best Buy Co, Inc	19,837
62	*	Cabela’s, Inc	2,588
642	*	Carmax, Inc	24,101
8		Chico’s FAS, Inc	148
532		Foot Locker, Inc	17,088
6		GameStop Corp (Class A)	151
4,068		Gap, Inc	126,271
45	*	Genesco, Inc	2,475
2,394		Genuine Parts Co	152,210
184		GNC Holdings, Inc	6,123
312		HSN, Inc	17,185
411		JC Penney Co, Inc	8,101
2,105		Kohl’s Corp	90,473
5,810	*	Liberty Media Holding Corp (Interactive A)	114,341
38	*	LKQ Corp	802
9,076		Lowe’s Companies, Inc	322,380
1,601		Macy’s, Inc	62,471
16		Men’s Wearhouse, Inc	499
529		Nordstrom, Inc	28,301
700	*	Office Depot, Inc	2,296
73	*	O’Reilly Automotive, Inc	6,528
309		Petsmart, Inc	21,117
278		Pier 1 Imports, Inc	5,560
126		Ross Stores, Inc	6,823
184	*	Sally Beauty Holdings, Inc	4,337
71	*	Shutterfly, Inc	2,121
114		Signet Jewelers Ltd	6,088
4,706		Staples, Inc	53,648
4,946		Target Corp	292,655
135		Tiffany & Co	7,741
6,543		TJX Companies, Inc	277,750
7		Williams-Sonoma, Inc	306

		TOTAL RETAILING	1,954,410

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
645	*	Advanced Energy Industries, Inc	8,907
6	*	Advanced Micro Devices, Inc	14
981		Analog Devices, Inc	41,261
17,284		Applied Materials, Inc	197,729
51		Cabot Microelectronics Corp	1,811
125	*	Cirrus Logic, Inc	3,621
174		Cypress Semiconductor Corp	1,886
930	*	Entegris, Inc	8,537
23,058		Intel Corp	475,686

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

170	*	Lam Research Corp	$6,142
499	*	Lattice Semiconductor Corp	1,991
232	*	LTX-Credence Corp	1,522
111		Microchip Technology, Inc	3,618
134		MKS Instruments, Inc	3,455
4,772		Nvidia Corp	58,648
146	*	Omnivision Technologies, Inc	2,056
4,262	*	ON Semiconductor Corp	30,047
706	*	RF Micro Devices, Inc	3,163
210	*	Sigma Designs, Inc	1,082
773	*	Skyworks Solutions, Inc	15,692
937	*	SunPower Corp	5,266
315	*	Teradyne, Inc	5,320
9,371		Texas Instruments, Inc	289,939
170	*	Ultratech, Inc	6,341

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,173,734

SOFTWARE & SERVICES - 9.4%
4,757		Accenture plc	316,340
4,302	*	Adobe Systems, Inc	162,099
2,001		AOL, Inc	59,250
1,585	*	Autodesk, Inc	56,030
100	*	Blucora, Inc	1,571
1,009		Broadridge Financial Solutions, Inc	23,086
3,828		CA, Inc	84,139
191	*	Cadence Design Systems, Inc	2,580
1,237	*	Citrix Systems, Inc	81,333
3,470	*	Cognizant Technology Solutions Corp (Class A)	256,953
847	*	Compuware Corp	9,207
155		Convergys Corp	2,544
710		Earthlink, Inc	4,587
49		Factset Research Systems, Inc	4,315
239	*	Fortinet, Inc	5,036
104		Global Payments, Inc	4,711
989	*	Google, Inc (Class A)	701,567
722	*	Informatica Corp	21,891
4,080		International Business Machines Corp	781,524
3,464		Intuit, Inc	206,108
205	*	Liquidity Services, Inc	8,376
55	*	NetSuite, Inc	3,701
120	*	NeuStar, Inc (Class A)	5,032
1,258		NIC, Inc	20,556
227	*	Nuance Communications, Inc	5,067
49	*	OpenTable, Inc	2,391
16,643		Oracle Corp	554,545
1,550	*	Salesforce.com, Inc	260,555
123	*	SolarWinds, Inc	6,451
7,478	*	Symantec Corp	140,661
340	*	Teradata Corp	21,043
146	*	Ultimate Software Group, Inc	13,784
13,571	*	Yahoo!, Inc	270,063

		TOTAL SOFTWARE & SERVICES	4,097,096

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
536	*	Acme Packet, Inc	11,856
914	*	Aruba Networks, Inc	18,966
97	*	Avid Technology, Inc	735
147	*	Benchmark Electronics, Inc	2,443
553	*	Bookham, Inc	868
24,888		Cisco Systems, Inc	489,049
21		Cognex Corp	773
1,633		Corning, Inc	20,608
1,868	*	Cray, Inc	29,795
16,887		Dell, Inc	171,065
9	*	DTS, Inc	150

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,142	*	EMC Corp	$332,493
810	*	Finisar Corp	13,203
707	*	Flextronics International Ltd	4,391
293	*	Fusion-io, Inc	6,719
11,684		Hewlett-Packard Co	166,497
345	*	Ingram Micro, Inc (Class A)	5,837
169		InterDigital, Inc	6,946
236		IPG Photonics Corp	15,729
14	*	Itron, Inc	624
462		Jabil Circuit, Inc	8,912
449		Lexmark International, Inc (Class A)	10,412
24		Molex, Inc	656
3,766		Motorola, Inc	209,691
60	*	Netgear, Inc	2,365
645	*	Oplink Communications, Inc	10,049
340		Plantronics, Inc	12,536
885	*	Polycom, Inc	9,257
1,566	*	Power-One, Inc	6,436
7,074		Qualcomm, Inc	438,729
6,652	*	Quantum Corp	8,249
406	*	STEC, Inc	2,002
172	*	Super Micro Computer, Inc	1,754
141	*	Synaptics, Inc	4,226
26	*	Tech Data Corp	1,184
1,492		Tellabs, Inc	3,402
184	*	TTM Technologies, Inc	1,693
87	*	Universal Display Corp	2,229
74	*	Vishay Precision Group, Inc	978
21,039		Xerox Corp	143,486

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,176,993

TELECOMMUNICATION SERVICES - 1.8%
6,446		CenturyTel, Inc	252,167
1,541	*	Cincinnati Bell, Inc	8,445
2,943	*	Crown Castle International Corp	212,367
13,018		Frontier Communications Corp	55,717
234	*	Level 3 Communications, Inc	5,408
185	*	SBA Communications Corp (Class A)	13,139
29,946	*	Sprint Nextel Corp	169,794
539	*	tw telecom inc (Class A)	13,728
18	*	US Cellular Corp	634
5,000	*	Vonage Holdings Corp	11,850
7,071		Windstream Corp	58,548

		TOTAL TELECOMMUNICATION SERVICES	801,797

TRANSPORTATION - 2.1%
89	*	Alaska Air Group, Inc	3,835
6		Allegiant Travel Co	440
195	*	Avis Budget Group, Inc	3,865
198		CH Robinson Worldwide, Inc	12,518
8,721		CSX Corp	172,065
128		Expeditors International of Washington, Inc	5,062
34	*	Genesee & Wyoming, Inc (Class A)	2,587
28		Heartland Express, Inc	366
61		J.B. Hunt Transport Services, Inc	3,642
8	*	Kirby Corp	495
2,344		Norfolk Southern Corp	144,953
6		Ryder System, Inc	300
5,316		Southwest Airlines Co	54,436
1,359		Union Pacific Corp	170,854
4,382		United Parcel Service, Inc (Class B)	323,085

		TOTAL TRANSPORTATION	898,503

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

UTILITIES - 4.2%
102		American Water Works Co, Inc	$3,787
1,264		Atmos Energy Corp	44,392
2,028	*	Calpine Corp	36,768
1,918		Centerpoint Energy, Inc	36,921
167		CH Energy Group, Inc	10,892
3,262		Cleco Corp	130,513
3,410		Consolidated Edison, Inc	189,391
2,721		Idacorp, Inc	117,955
57		Integrys Energy Group, Inc	2,976
87		ITC Holdings Corp	6,691
103		MDU Resources Group, Inc	2,188
500		MGE Energy, Inc	25,475
197		New Jersey Resources Corp	7,805
3,919		NextEra Energy, Inc	271,155
4,938		NiSource, Inc	122,907
2,582		Northeast Utilities	100,905
162		Northwest Natural Gas Co	7,160
3,663		NV Energy, Inc	66,447
1,573		Oneok, Inc	67,246
6,738		Pepco Holdings, Inc	132,132
3,981		PG&E Corp	159,957
1,653		Piedmont Natural Gas Co, Inc	51,755
88		Pinnacle West Capital Corp	4,486
2,006		Sempra Energy	142,306
211		SJW Corp	5,613
447		South Jersey Industries, Inc	22,497
196		TECO Energy, Inc	3,285
77		UGI Corp	2,519
108		Westar Energy, Inc	3,091
524		WGL Holdings, Inc	20,536
327		Wisconsin Energy Corp	12,050
1,364		Xcel Energy, Inc	36,432

		TOTAL UTILITIES	1,848,233

		TOTAL COMMON STOCKS (Cost $37,903,603)	43,443,082

		TOTAL INVESTMENTS - 99.4% (Cost $37,903,603)	43,443,082
		OTHER ASSETS & LIABILITIES, NET - 0.6%	249,328

		NET ASSETS - 100.0%	$43,692,410

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
302	e	Allison Transmission Holdings, Inc	$6,167
839	*	American Axle & Manufacturing Holdings, Inc	9,397
1,484	*	BorgWarner, Inc	106,284
901		Cooper Tire & Rubber Co	22,849
2,007		Dana Holding Corp	31,329
4,166	*	Delphi Automotive plc	159,350
413		Dorman Products, Inc	14,595
290		Drew Industries, Inc	9,352
3,265	*	Exide Technologies	11,166
261	*	Federal Mogul Corp (Class A)	2,093
48,461		Ford Motor Co	627,570
280	*	Fuel Systems Solutions, Inc	4,116
10,169	*	General Motors Co	293,172
1,773		Gentex Corp	33,368
234	*	Gentherm, Inc	3,112
3,033	*	Goodyear Tire & Rubber Co	41,886
2,938		Harley-Davidson, Inc	143,492
8,671		Johnson Controls, Inc	266,200
1,264		Lear Corp	59,206
500	*	Modine Manufacturing Co	4,065
355		Spartan Motors, Inc	1,750
188		Standard Motor Products, Inc	4,177
173	*	Stoneridge, Inc	886
280		Superior Industries International, Inc	5,712
743	*	Tenneco, Inc	26,087
830	*,e	Tesla Motors, Inc	28,112
552		Thor Industries, Inc	20,661
1,265	*	TRW Automotive Holdings Corp	67,817
735	*	Visteon Corp	39,558
353	*	Winnebago Industries, Inc	6,047

		TOTAL AUTOMOBILES & COMPONENTS	2,049,576

BANKS - 3.3%
180		1st Source Corp	3,976
266		1st United Bancorp, Inc	1,663
90		Access National Corp	1,170
51		Alliance Financial Corp	2,219
98		American National Bankshares, Inc	1,979
283	*	Ameris Bancorp	3,535
77		Ames National Corp	1,686
430		Apollo Residential Mortgage	8,682
110	e	Arrow Financial Corp	2,744
2,146		Associated Banc-Corp	28,156
1,174	e	Astoria Financial Corp	10,989
130		Bancfirst Corp	5,507
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	6,425
1,197		Bancorpsouth, Inc	17,404
838		Bank Mutual Corp	3,603
762		Bank of Hawaii Corp	33,566
70		Bank of Kentucky Financial Corp	1,731
61		Bank of Marin Bancorp	2,285
442		Bank of the Ozarks, Inc	14,794
300		BankFinancial Corp	2,226
415		BankUnited	10,143
203		Banner Corp	6,238

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

50		Bar Harbor Bankshares	$1,682
8,888		BB&T Corp	258,730
982		BBCN Bancorp, Inc	11,362
392	*	Beneficial Mutual Bancorp, Inc	3,724
50		Berkshire Bancorp, Inc	410
280		Berkshire Hills Bancorp, Inc	6,681
87	*	BofI Holding, Inc	2,425
410		BOK Financial Corp	22,329
826		Boston Private Financial Holdings, Inc	7,442
75		Bridge Bancorp, Inc	1,525
771		Brookline Bancorp, Inc	6,553
86		Bryn Mawr Bank Corp	1,915
100	*	BSB Bancorp, Inc	1,223
40		C&F Financial Corp	1,558
87		Camden National Corp	2,955
140		Cape Bancorp, Inc	1,217
101	*	Capital City Bank Group, Inc	1,148
3,675		CapitalSource, Inc	27,857
2,620		Capitol Federal Financial	30,628
286		Cardinal Financial Corp	4,653
1,028		Cathay General Bancorp	20,046
150		Center Bancorp, Inc	1,737
261		Centerstate Banks of Florida, Inc	2,226
188	*	Central Pacific Financial Corp	2,931
168		Century Bancorp, Inc	5,536
294		Chemical Financial Corp	6,985
2,537	*	CIT Group, Inc	98,030
101		Citizens & Northern Corp	1,909
503	*	Citizens Republic Bancorp, Inc	9,542
262	e	City Holding Co	9,131
647		City National Corp	32,039
112		Clifton Savings Bancorp, Inc	1,262
105		CNB Financial Corp	1,720
395		CoBiz, Inc	2,951
490		Columbia Banking System, Inc	8,791
2,498		Comerica, Inc	75,789
1,111		Commerce Bancshares, Inc	38,948
628		Community Bank System, Inc	17,182
182		Community Trust Bancorp, Inc	5,966
30	*	Crescent Financial Bancshares, Inc	138
732		Cullen/Frost Bankers, Inc	39,726
1,117		CVB Financial Corp	11,617
309		Dime Community Bancshares	4,292
5,371	*	Doral Financial Corp	3,889
118	*	Eagle Bancorp, Inc	2,356
1,835		East West Bancorp, Inc	39,434
90		Enterprise Financial Services Corp	1,176
132		ESB Financial Corp	1,831
197		ESSA Bancorp, Inc	2,145
275		EverBank Financial Corp	4,100
240	e	Farmers National Banc Corp	1,488
115		Federal Agricultural Mortgage Corp (Class C)	3,738
122	*	Fidelity Southern Corp	1,165
11,822		Fifth Third Bancorp	179,576
126		Financial Institutions, Inc	2,347
174		First Bancorp (NC)	2,231
906	*	First Bancorp (Puerto Rico)	4,149
107		First Bancorp, Inc	1,762
625		First Busey Corp	2,906
273	*	First California Financial Group, Inc	2,108
66		First Citizens Bancshares, Inc (Class A)	10,791
1,229		First Commonwealth Financial Corp	8,382
189		First Community Bancshares, Inc	3,018
570		First Connecticut Bancorp	7,838
120		First Defiance Financial Corp	2,303
40	*,e	First Federal Bancshares of Arkansas, Inc	390

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

747		First Financial Bancorp	$10,921
448	e	First Financial Bankshares, Inc	17,476
188		First Financial Corp	5,685
133		First Financial Holdings, Inc	1,740
200	*	First Financial Northwest, Inc	1,510
3,240		First Horizon National Corp	32,108
149		First Interstate Bancsystem, Inc	2,299
557		First Merchants Corp	8,266
893		First Midwest Bancorp, Inc	11,180
4,523		First Niagara Financial Group, Inc	35,867
66		First of Long Island Corp	1,869
110		First Pactrust Bancorp, Inc	1,350
1,383		First Republic Bank	45,335
1,352		FirstMerit Corp	19,185
358		Flushing Financial Corp	5,492
1,776		FNB Corp	18,861
130	e	FNB United Corp	1,508
185		Fox Chase Bancorp, Inc	3,080
170		Franklin Financial Corp	2,819
2,887		Fulton Financial Corp	27,744
133		German American Bancorp, Inc	2,889
860		Glacier Bancorp, Inc	12,651
135		Great Southern Bancorp, Inc	3,436
928	*	Guaranty Bancorp	1,810
222	*,e	Hampton Roads Bankshares, Inc	264
949		Hancock Holding Co	30,121
610	*	Hanmi Financial Corp	8,290
158	e	Heartland Financial USA, Inc	4,132
121		Heritage Financial Corp	1,777
110		Heritage Financial Group	1,517
260	*	Heritage Oaks Bancorp	1,508
20		Hingham Institution for Savings	1,252
90	*	Home Bancorp, Inc	1,642
266		Home Bancshares, Inc	8,783
199		Home Federal Bancorp, Inc	2,474
426		Home Loan Servicing Solutions Ltd	8,051
108	*	HomeStreet, Inc	2,759
265	*	HomeTrust Bancshares, Inc	3,580
75		Horizon Bancorp	1,474
6,700		Hudson City Bancorp, Inc	54,471
171		Hudson Valley Holding Corp	2,662
10,738		Huntington Bancshares, Inc	68,616
463		IBERIABANK Corp	22,743
252	e	Independent Bank Corp	7,295
674		International Bancshares Corp	12,166
579		Investors Bancorp, Inc	10,295
227		Kearny Financial Corp	2,213
12,323		Keycorp	103,760
274		Lakeland Bancorp, Inc	2,789
350		Lakeland Financial Corp	9,044
1,617		M&T Bank Corp	159,226
216		MainSource Financial Group, Inc	2,737
661		MB Financial, Inc	13,055
107		Mercantile Bank Corp	1,765
60		Merchants Bancshares, Inc	1,606
119	*	Meridian Interstate Bancorp, Inc	1,997
198	*	MetroCorp Bancshares, Inc	2,176
2,499	*,e	MGIC Investment Corp	6,647
70		Middleburg Financial Corp	1,236
56		Midsouth Bancorp, Inc	916
90		MidWestOne Financial Group, Inc	1,846
50	*,e	NASB Financial, Inc	1,068
84		National Bankshares, Inc	2,721
1,529		National Penn Bancshares, Inc	14,250
243	*,e	Nationstar Mortgage Holdings, Inc	7,528
627		NBT Bancorp, Inc	12,709

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,893	e	New York Community Bancorp, Inc	$77,198
227		Northfield Bancorp, Inc	3,462
80		Northrim BanCorp, Inc	1,812
1,214		Northwest Bancshares, Inc	14,738
97		OceanFirst Financial Corp	1,334
1,334	*	Ocwen Financial Corp	46,143
1,471		Old National Bancorp	17,461
148	*	OmniAmerican Bancorp, Inc	3,423
458		Oriental Financial Group, Inc	6,114
670		Oritani Financial Corp	10,264
154		Pacific Continental Corp	1,498
140	*	Pacific Mercantile Bancorp	881
369		PacWest Bancorp	9,144
165	e	Park National Corp	10,664
360	*	Park Sterling Bank	1,883
110		Peapack Gladstone Financial Corp	1,549
47		Penns Woods Bancorp, Inc	1,758
164	*	Pennsylvania Commerce Bancorp, Inc	2,168
75		Peoples Bancorp, Inc	1,532
80		Peoples Federal Bancshares, Inc	1,391
4,732		People’s United Financial, Inc	57,210
400	*	Pinnacle Financial Partners, Inc	7,536
6,855		PNC Financial Services Group, Inc	399,715
1,230	*	Popular, Inc	25,572
147	*	Preferred Bank	2,087
767		PrivateBancorp, Inc	11,750
603		Prosperity Bancshares, Inc	25,326
120		Provident Financial Holdings, Inc	2,100
753		Provident Financial Services, Inc	11,235
421		Provident New York Bancorp	3,920
2,812	e	Radian Group, Inc	17,181
18,020		Regions Financial Corp	128,302
323		Renasant Corp	6,182
120		Republic Bancorp, Inc (Class A)	2,536
807		Rockville Financial, Inc	10,410
100		Roma Financial Corp	1,512
300		S&T Bancorp, Inc	5,421
210	e	S.Y. Bancorp, Inc	4,708
250		Sandy Spring Bancorp, Inc	4,855
281		SCBT Financial Corp	11,291
900	*	Seacoast Banking Corp of Florida	1,449
130		SI Financial Group, Inc	1,495
87		Sierra Bancorp	994
615	*	Signature Bank	43,874
207		Simmons First National Corp (Class A)	5,250
110		Simplicity Bancorp, Inc	1,645
206	e	Southside Bancshares, Inc	4,338
383	*	Southwest Bancorp, Inc	4,290
397		State Bank & Trust Co	6,304
256		StellarOne Corp	3,620
318		Sterling Bancorp	2,897
335		Sterling Financial Corp	6,995
88	*	Suffolk Bancorp	1,153
470	*	Sun Bancorp, Inc	1,664
6,820		SunTrust Banks, Inc	193,347
2,349		Susquehanna Bancshares, Inc	24,618
561	*	SVB Financial Group	31,399
9,246	e	Synovus Financial Corp	22,653
137	*	Taylor Capital Group, Inc	2,473
1,924		TCF Financial Corp	23,377
150		Territorial Bancorp, Inc	3,427
505	*	Texas Capital Bancshares, Inc	22,634
956	*	TFS Financial Corp	9,197
265	*	The Bancorp, Inc	2,907
259		Tompkins Trustco, Inc	10,267
238	e	TowneBank	3,687

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

80		Tree.com, Inc	$1,442
171		Trico Bancshares	2,864
1,974		Trustco Bank Corp NY	10,423
774		Trustmark Corp	17,384
403		UMB Financial Corp	17,668
1,383		Umpqua Holdings Corp	16,306
167		Union Bankshares Corp	2,634
757	e	United Bankshares, Inc	18,410
526	*	United Community Banks, Inc	4,955
201		United Financial Bancorp, Inc	3,160
198		Univest Corp of Pennsylvania	3,386
24,796		US Bancorp	791,984
2,837	e	Valley National Bancorp	26,384
426		ViewPoint Financial Group	8,920
253	*	Virginia Commerce Bancorp	2,264
138	*	Walker & Dunlop, Inc	2,299
113		Washington Banking Co	1,539
1,416		Washington Federal, Inc	23,888
138		Washington Trust Bancorp, Inc	3,631
90	*	Waterstone Financial, Inc	702
900		Webster Financial Corp	18,495
63,849		Wells Fargo & Co	2,182,359
301		WesBanco, Inc	6,688
189		West Bancorporation, Inc	2,037
225		West Coast Bancorp	4,984
398		Westamerica Bancorporation	16,951
712	*	Western Alliance Bancorp	7,497
366		Westfield Financial, Inc	2,646
2,417	*	Wilshire Bancorp, Inc	14,188
461		Wintrust Financial Corp	16,919
100		WSFS Financial Corp	4,225
2,336		Zions Bancorporation	49,990

		TOTAL BANKS	6,811,039

CAPITAL GOODS - 8.2%
9,020		3M Co	837,507
540		A.O. Smith Corp	34,058
193		Aaon, Inc	4,028
468		AAR Corp	8,742
1,673	*	Accuride Corp	5,370
282		Aceto Corp	2,831
878		Actuant Corp (Class A)	24,505
572		Acuity Brands, Inc	38,742
1,483	*	Aecom Technology Corp	35,295
466	*	Aegion Corp	10,341
484	*	Aerovironment, Inc	10,522
1,234	*	AGCO Corp	60,614
858	*	Air Lease Corp	18,447
718		Aircastle Ltd	9,004
78		Alamo Group, Inc	2,546
301		Albany International Corp (Class A)	6,827
429		Alliant Techsystems, Inc	26,581
296		Altra Holdings, Inc	6,527
224	*	Ameresco, Inc	2,197
90		American Railcar Industries, Inc	2,856
140		American Science & Engineering, Inc	9,129
2,074	*,e	American Superconductor Corp	5,434
125	*	American Woodmark Corp	3,478
3,063		Ametek, Inc	115,077
79		Ampco-Pittsburgh Corp	1,578
410	*,e	API Technologies Corp	1,205
311		Apogee Enterprises, Inc	7,455
508		Applied Industrial Technologies, Inc	21,341
89		Argan, Inc	1,602
297		Armstrong World Industries, Inc	15,067

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,065	*	ArvinMeritor, Inc	$9,767
237		Astec Industries, Inc	7,899
122	*	Astronics Corp	2,791
18	*	Astronics Corp (Class B)	391
258		AZZ, Inc	9,915
1,463		Babcock & Wilcox Co	38,331
677		Barnes Group, Inc	15,205
1,206	*	BE Aerospace, Inc	59,576
825	*	Beacon Roofing Supply, Inc	27,456
565		Belden CDT, Inc	25,419
570	*	Blount International, Inc	9,017
310	*	Bluelinx Holdings, Inc	871
9,805		Boeing Co	738,905
586		Brady Corp (Class A)	19,572
600		Briggs & Stratton Corp	12,648
1,363	*	Builders FirstSource, Inc	7,606
232	*	CAI International, Inc	5,092
7,608	*,e	Capstone Turbine Corp	6,771
790		Carlisle Cos, Inc	46,420
126		Cascade Corp	8,102
8,520		Caterpillar, Inc	763,222
405	*	Chart Industries, Inc	27,001
1,217		Chicago Bridge & Iron Co NV	56,408
170		CIRCOR International, Inc	6,730
615		Clarcor, Inc	29,385
311		CNH Global NV	12,530
628	*	Colfax Corp	25,340
196	*	Columbus McKinnon Corp	3,238
409		Comfort Systems USA, Inc	4,973
301	*	Commercial Vehicle Group, Inc	2,471
596	*	CPI Aerostructures, Inc	5,966
593		Crane Co	27,444
170		Cubic Corp	8,155
2,602		Cummins, Inc	281,927
554		Curtiss-Wright Corp	18,188
7,699		Danaher Corp	430,374
5,237		Deere & Co	452,582
434	*,e	DigitalGlobe, Inc	10,607
1,888		Donaldson Co, Inc	62,002
296		Douglas Dynamics, Inc	4,259
2,320		Dover Corp	152,447
82	*	DXP Enterprises, Inc	4,024
596	*	Dycom Industries, Inc	11,801
270		Dynamic Materials Corp	3,753
80		Eastern Co	1,266
5,853		Eaton Corp	317,233
190	*	Edgen Group, Inc	1,341
923		EMCOR Group, Inc	31,945
9,528		Emerson Electric Co	504,603
255		Encore Wire Corp	7,729
404	*	Energy Recovery, Inc	1,374
649	*	EnerSys	24,422
206	*	Engility Holdings, Inc	3,968
100	*,e	Enphase Energy, Inc	365
277	*	EnPro Industries, Inc	11,329
317		ESCO Technologies, Inc	11,859
388	*	Esterline Technologies Corp	24,681
2,210		Exelis, Inc	24,907
3,764		Fastenal Co	175,741
743	*	Federal Signal Corp	5,654
413	*	Flow International Corp	1,446
686		Flowserve Corp	100,705
2,167		Fluor Corp	127,290
2,026	*	Fortune Brands Home & Security, Inc	59,200
277		Franklin Electric Co, Inc	17,221
227		Freightcar America, Inc	5,089

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,474	*,e	FuelCell Energy, Inc	$5,937
408	*	Furmanite Corp	2,191
711		Gardner Denver, Inc	48,704
594		GATX Corp	25,720
575	*	GenCorp, Inc	5,261
317		Generac Holdings, Inc	10,876
640	*	General Cable Corp	19,462
4,035		General Dynamics Corp	279,504
138,100		General Electric Co	2,898,719
264	*	GeoEye, Inc	8,113
916	*	Gibraltar Industries, Inc	14,583
199		Global Power Equipment Group, Inc	3,413
242		Gorman-Rupp Co	7,219
730		Graco, Inc	37,588
1,560	*	GrafTech International Ltd	14,648
128		Graham Corp	2,496
466		Granite Construction, Inc	15,667
670		Great Lakes Dredge & Dock Corp	5,983
517	*	Greenbrier Cos, Inc	8,360
686		Griffon Corp	7,862
334		H&E Equipment Services, Inc	5,033
150		Hardinge, Inc	1,491
969		Harsco Corp	22,772
768		Heico Corp	34,376
1,310	*	Hexcel Corp	35,318
10,123		Honeywell International, Inc	642,507
186		Houston Wire & Cable Co	2,282
728		Hubbell, Inc (Class B)	61,611
604		Huntington Ingalls	26,177
78	*	Hurco Cos, Inc	1,794
132		Hyster-Yale Materials Handling, Inc	6,442
1,031		IDEX Corp	47,972
646	*	II-VI, Inc	11,802
5,517		Illinois Tool Works, Inc	335,489
3,857		Ingersoll-Rand plc	184,982
155		Insteel Industries, Inc	1,934
1,105		ITT Corp	25,923
1,705	*	Jacobs Engineering Group, Inc	72,582
308		John Bean Technologies Corp	5,473
1,343		Joy Global, Inc	85,657
148	*	Kadant, Inc	3,923
380		Kaman Corp	13,984
428		Kaydon Corp	10,242
1,895		KBR, Inc	56,698
983		Kennametal, Inc	39,320
128	*	KEYW Holding Corp	1,624
294	*	Kratos Defense & Security Solutions, Inc	1,479
1,237		L-3 Communications Holdings, Inc	94,779
220	*	Layne Christensen Co	5,339
111		LB Foster Co (Class A)	4,822
702		Lennox International, Inc	36,869
1,026		Lincoln Electric Holdings, Inc	49,946
136	e	Lindsay Manufacturing Co	10,896
101	*	LMI Aerospace, Inc	1,953
3,480		Lockheed Martin Corp	321,169
131		LSI Industries, Inc	918
201	*	Lydall, Inc	2,882
1,843		Manitowoc Co, Inc	28,898
4,530		Masco Corp	75,470
894	*	Mastec, Inc	22,287
171		Met-Pro Corp	1,657
80		Michael Baker Corp	1,994
238	*	Middleby Corp	30,514
115		Miller Industries, Inc	1,754
548	*	Moog, Inc (Class A)	22,484
284	*	MRC Global, Inc	7,890

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

556		MSC Industrial Direct Co (Class A)	$41,911
447		Mueller Industries, Inc	22,363
2,364		Mueller Water Products, Inc (Class A)	13,262
209	*	MYR Group, Inc	4,650
58	e	National Presto Industries, Inc	4,008
1,022	*,e	Navistar International Corp	22,249
222	*	NCI Building Systems, Inc	3,086
202	*	NN, Inc	1,850
814		Nordson Corp	51,380
100	*	Nortek, Inc	6,625
3,193		Northrop Grumman Corp	215,783
96	*	Northwest Pipe Co	2,291
706	*	Orbital Sciences Corp	9,722
434	*	Orion Marine Group, Inc	3,173
1,249	*	Oshkosh Truck Corp	37,033
1,547	*	Owens Corning, Inc	57,224
4,530		Paccar, Inc	204,801
1,472		Pall Corp	88,703
1,917		Parker Hannifin Corp	163,060
338	*	Patrick Industries, Inc	5,259
2,713		Pentair Ltd	133,344
313	*	Perini Corp	4,288
250	*	Pgt, Inc	1,125
200		Pike Electric Corp	1,910
144	*	PMFG, Inc	1,309
591	*,e	Polypore International, Inc	27,481
94	*	Powell Industries, Inc	3,904
1,845		Precision Castparts Corp	349,480
28		Preformed Line Products Co	1,664
237		Primoris Services Corp	3,564
64	*	Proto Labs, Inc	2,523
450		Quanex Building Products Corp	9,185
2,673	*	Quanta Services, Inc	72,946
460		Raven Industries, Inc	12,126
4,449		Raytheon Co	256,084
262	*	RBC Bearings, Inc	13,118
536		Regal-Beloit Corp	37,772
362	*	Rexnord Corp	7,711
596		Robbins & Myers, Inc	35,432
1,820		Rockwell Automation, Inc	152,862
1,970		Rockwell Collins, Inc	114,595
1,238		Roper Industries, Inc	138,012
333	*	Rush Enterprises, Inc (Class A)	6,883
200		Sauer-Danfoss, Inc	10,674
4		Seaboard Corp	10,120
134		SeaCube Container Leasing Ltd	2,526
919	*	Shaw Group, Inc	42,835
30		SIFCO Industries, Inc	472
533		Simpson Manufacturing Co, Inc	17,477
738		Snap-On, Inc	58,295
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	27,101
643		SPX Corp	45,106
151		Standex International Corp	7,745
2,154		Stanley Works	159,331
133	*	Sterling Construction Co, Inc	1,322
183		Sun Hydraulics Corp	4,773
368		TAL International Group, Inc	13,388
812	*	Taser International, Inc	7,259
466	*	Teledyne Technologies, Inc	30,323
200		Tennant Co	8,790
1,556	*	Terex Corp	43,739
112	e	Textainer Group Holdings Ltd	3,524
3,863		Textron, Inc	95,764
120	*	Thermon Group Holdings	2,704
1,085		Timken Co	51,896
624	e	Titan International, Inc	13,553

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

282	*,e	Titan Machinery, Inc	$6,965
838		Toro Co	36,017
663		TransDigm Group, Inc	90,407
189	*	Trex Co, Inc	7,036
321	*	Trimas Corp	8,975
964		Trinity Industries, Inc	34,530
680		Triumph Group, Inc	44,404
100		Twin Disc, Inc	1,743
1,167	*	United Rentals, Inc	53,122
11,811		United Technologies Corp	968,620
233		Universal Forest Products, Inc	8,863
959		URS Corp	37,650
911	*,e	USG Corp	25,572
282		Valmont Industries, Inc	38,507
200	*	Vicor Corp	1,084
813		W.W. Grainger, Inc	164,527
1,287	*	Wabash National Corp	11,544
820	*	WABCO Holdings, Inc	53,456
424		Watsco, Inc	31,758
573		Watts Water Technologies, Inc (Class A)	24,633
625	*,e	WESCO International, Inc	42,144
648		Westinghouse Air Brake Technologies Corp	56,726
70	*	Willis Lease Finance Corp	1,002
880		Woodward Governor Co	33,554
2,461		Xylem, Inc	66,693

		TOTAL CAPITAL GOODS	16,982,569

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
655		ABM Industries, Inc	13,067
611	*	Acacia Research (Acacia Technologies)	15,672
1,386	*	ACCO Brands Corp	10,173
217		Acorn Energy, Inc	1,695
335		Administaff, Inc	10,908
3,082		ADT Corp	143,282
413	*	Advisory Board Co	19,324
200		American Ecology Corp	4,708
412	*	ARC Document Solutions, Inc	1,055
120	*	AT Cross Co	1,294
1,360		Avery Dennison Corp	47,491
97		Barrett Business Services, Inc	3,695
550		Brink’s Co	15,691
297	*	Casella Waste Systems, Inc (Class A)	1,301
854	*	CBIZ, Inc	5,047
100		CDI Corp	1,713
90		Ceco Environmental Corp	895
676	*,e	Cenveo, Inc	1,825
1,396		Cintas Corp	57,096
652	*	Clean Harbors, Inc	35,867
100	*	Consolidated Graphics, Inc	3,492
1,065	*,e	Coolbrands International, Inc	1,864
1,448	*	Copart, Inc	42,716
451		Corporate Executive Board Co	21,404
1,325		Corrections Corp of America	46,998
73		Courier Corp	803
1,387		Covanta Holding Corp	25,549
167	*	CRA International, Inc	3,302
649		Deluxe Corp	20,924
365	*	Dolan Media Co	1,420
647		Dun & Bradstreet Corp	50,887
904	*	EnergySolutions, Inc	2,820
236	*	EnerNOC, Inc	2,773
269		Ennis, Inc	4,161
1,500		Equifax, Inc	81,180
172	*	Exponent, Inc	9,603
148	*	Franklin Covey Co	1,909

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

571	*	FTI Consulting, Inc	$18,843
387		G & K Services, Inc (Class A)	13,216
889		Geo Group, Inc	25,070
191	*	GP Strategies Corp	3,944
825		Healthcare Services Group	19,165
200		Heidrick & Struggles International, Inc	3,052
380	*	Heritage-Crystal Clean, Inc	5,704
700		Herman Miller, Inc	14,994
270	*	Hill International, Inc	988
567		HNI Corp	17,044
376	*	Hudson Highland Group, Inc	1,684
279	*	Huron Consulting Group, Inc	9,400
209	*	ICF International, Inc	4,899
1,150	*	ICO Global Communications Holdings Ltd	1,460
675	*	IHS, Inc (Class A)	64,800
259	*,e	Innerworkings, Inc	3,569
597		Interface, Inc	9,600
110	e	Intersections, Inc	1,043
2,110		Iron Mountain, Inc	65,515
343		KAR Auction Services, Inc	6,942
300		Kelly Services, Inc (Class A)	4,722
366		Kforce, Inc	5,245
300		Kimball International, Inc (Class B)	3,483
546		Knoll, Inc	8,387
500	*	Korn/Ferry International	7,930
1,020		Manpower, Inc	43,289
274		McGrath RentCorp	7,951
802	*	Metalico, Inc	1,572
352		Mine Safety Appliances Co	15,034
172	*	Mistras Group, Inc	4,247
400	*	Mobile Mini, Inc	8,332
105		Multi-Color Corp	2,519
631	*	Navigant Consulting, Inc	7,042
1,545	*	Nielsen Holdings NV	47,262
113		NL Industries, Inc	1,294
817	*,e	Odyssey Marine Exploration, Inc	2,426
549	*	On Assignment, Inc	11,134
2,162	e	Pitney Bowes, Inc	23,004
313	e	Quad	6,382
2,354	e	R.R. Donnelley & Sons Co	21,186
3,849		Republic Services, Inc	112,891
514		Resources Connection, Inc	6,137
1,798		Robert Half International, Inc	57,212
772		Rollins, Inc	17,015
275	*	RPX Corp	2,486
100		Schawk, Inc (Class A)	1,316
189	*	Standard Parking Corp	4,156
838		Steelcase, Inc (Class A)	10,676
1,080	*	Stericycle, Inc	100,732
460	*	SYKES Enterprises, Inc	7,001
390	*	Team, Inc	14,836
804	*	Tetra Tech, Inc	21,266
159	*	TMS International Corp	1,991
772		Towers Watson & Co	43,394
220	*	TRC Cos, Inc	1,280
550	*	TrueBlue, Inc	8,662
6,165		Tyco International Ltd	180,326
330		Unifirst Corp	24,196
612		United Stationers, Inc	18,966
1,903	*	Verisk Analytics, Inc	97,053
263		Viad Corp	7,143
48		VSE Corp	1,176
80	*	WageWorks, Inc	1,424
1,597		Waste Connections, Inc	53,963
5,946		Waste Management, Inc	200,618

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,232,893

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.5%
479	e	American Greetings Corp (Class A)	$8,090
148	*	Arctic Cat, Inc	4,942
140		Bassett Furniture Industries, Inc	1,746
556	*,e	Beazer Homes USA, Inc	9,391
150	e	Blyth, Inc	2,333
1,286		Brunswick Corp	37,410
806		Callaway Golf Co	5,239
614	*	Carter’s, Inc	34,169
72	*	Cavco Industries, Inc	3,599
65		Cherokee, Inc	891
271	*	Clarus Corp	2,222
3,735		Coach, Inc	207,330
137	e	Columbia Sportswear Co	7,310
1,444	*	CROCS, Inc	20,779
46		CSS Industries, Inc	1,007
110		Culp, Inc	1,651
474	*,e	Deckers Outdoor Corp	19,088
67	*	Delta Apparel, Inc	937
3,350		DR Horton, Inc	66,263
279		Ethan Allen Interiors, Inc	7,173
1,307	*	Fifth & Pacific Cos, Inc	16,272
60		Flexsteel Industries, Inc	1,287
683	*	Fossil, Inc	63,587
1,360	e	Garmin Ltd	55,515
205	*	G-III Apparel Group Ltd	7,017
1,240	*	Hanesbrands, Inc	44,417
852		Harman International Industries, Inc	38,033
1,546	e	Hasbro, Inc	55,501
400	*	Helen of Troy Ltd	13,356
140	e	Hooker Furniture Corp	2,034
1,946	*,e	Hovnanian Enterprises, Inc (Class A)	13,622
870	*	Iconix Brand Group, Inc	19,418
429	*	iRobot Corp	8,039
257		Jakks Pacific, Inc	3,218
971		Jarden Corp	50,201
1,084		Jones Apparel Group, Inc	11,989
919	e	KB Home	14,520
1,949	*,e	K-Swiss, Inc (Class A)	6,549
628		La-Z-Boy, Inc	8,886
636	*	Leapfrog Enterprises, Inc	5,489
1,780		Leggett & Platt, Inc	48,452
1,951	e	Lennar Corp (Class A)	75,445
193	*	Libbey, Inc	3,735
112		Lifetime Brands, Inc	1,188
385	*	M/I Homes, Inc	10,202
300	*	Maidenform Brands, Inc	5,847
4,469		Mattel, Inc	163,655
441		MDC Holdings, Inc	16,211
377	*	Meritage Homes Corp	14,081
1,079	*	Michael Kors Holdings Ltd	55,061
785	*	Mohawk Industries, Inc	71,019
200		Movado Group, Inc	6,136
66		Nacco Industries, Inc (Class A)	4,006
3,613		Newell Rubbermaid, Inc	80,462
9,566		Nike, Inc (Class B)	493,606
70	*	NVR, Inc	64,400
200		Oxford Industries, Inc	9,272
161		Perry Ellis International, Inc	3,204
910		Phillips-Van Heusen Corp	101,019
804		Polaris Industries, Inc	67,657
567		Pool Corp	23,995
4,337	*	Pulte Homes, Inc	78,760
1,598	*	Quiksilver, Inc	6,791
802		Ralph Lauren Corp	120,236

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

101		RG Barry Corp	$1,431
506		Ryland Group, Inc	18,469
1,213	*,e	Sealy Corp	2,632
660	*	Skechers U.S.A., Inc (Class A)	12,210
208	*	Skullcandy, Inc	1,620
1,107	*,e	Smith & Wesson Holding Corp	9,343
1,997	*,e	Standard-Pacific Corp	14,678
100	*	Steinway Musical Instruments, Inc	2,115
501	*	Steven Madden Ltd	21,177
228	e	Sturm Ruger & Co, Inc	10,351
875	*	Tempur-Pedic International, Inc	27,554
1,801	*	Toll Brothers, Inc	58,226
304		True Religion Apparel, Inc	7,728
271	*	Tumi Holdings, Inc	5,650
709		Tupperware Corp	45,447
1,004	*,e	Under Armour, Inc (Class A)	48,724
340	*	Unifi, Inc	4,423
166	*	Universal Electronics, Inc	3,212
246	*,e	Vera Bradley, Inc	6,175
1,115		VF Corp	168,332
515	*	Warnaco Group, Inc	36,859
60		Weyco Group, Inc	1,402
1,000		Whirlpool Corp	101,750
600		Wolverine World Wide, Inc	24,588
939	*,e	Zagg, Inc	6,911

		TOTAL CONSUMER DURABLES & APPAREL	3,045,967

CONSUMER SERVICES - 2.2%
306	*	AFC Enterprises	7,996
224	*,e	American Public Education, Inc	8,089
660		Ameristar Casinos, Inc	17,318
1,296	*	Apollo Group, Inc (Class A)	27,112
159	*	Ascent Media Corp (Series A)	9,848
701	*	Bally Technologies, Inc	31,342
298	*	BJ’s Restaurants, Inc	9,804
226	*	Bloomin’ Brands, Inc	3,535
180	*	Bluegreen Corp	1,688
379		Bob Evans Farms, Inc	15,236
704	*,e	Boyd Gaming Corp	4,675
141	*	Bravo Brio Restaurant Group, Inc	1,894
234	*,e	Bridgepoint Education, Inc	2,410
1,103		Brinker International, Inc	34,182
218	*	Buffalo Wild Wings, Inc	15,875
540	*,e	Caesars Entertainment Corp	3,737
202	*	Capella Education Co	5,702
812	*	Career Education Corp	2,858
267	*	Caribou Coffee Co, Inc	4,323
5,280		Carnival Corp	194,146
200		Carriage Services, Inc	2,374
288		CBRL Group, Inc	18,507
272		CEC Entertainment, Inc	9,028
746		Cheesecake Factory	24,409
409	*	Chipotle Mexican Grill, Inc (Class A)	121,661
370	e	Choice Hotels International, Inc	12,439
155		Churchill Downs, Inc	10,300
84	*	Chuy’s Holdings, Inc	1,877
397	*,e	Coinstar, Inc	20,648
70	e	Collectors Universe	702
1,059	*,e	Corinthian Colleges, Inc	2,584
1,651		Darden Restaurants, Inc	74,411
949	*	Denny’s Corp	4,631
854	e	DeVry, Inc	20,265
223	*	DineEquity, Inc	14,941
767		Domino’s Pizza, Inc	33,403
1,035		Dunkin Brands Group, Inc	34,341

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

519	*,e	Education Management Corp	$2,273
200	*	Fiesta Restaurant Group, Inc	3,064
40		Frisch’s Restaurants, Inc	740
505	*	Grand Canyon Education, Inc	11,852
3,828		H&R Block, Inc	71,086
1,071		Hillenbrand, Inc	24,215
540	*	Hyatt Hotels Corp	20,828
80	*	Ignite Restaurant Group, Inc	1,040
3,723		International Game Technology	52,755
548		International Speedway Corp (Class A)	15,136
474		Interval Leisure Group, Inc	9,191
244	*	Isle of Capri Casinos, Inc	1,366
351	*,e	ITT Educational Services, Inc	6,076
678	*	Jack in the Box, Inc	19,391
738	*	Jamba, Inc	1,653
310	*,e	K12, Inc	6,336
587	*	Krispy Kreme Doughnuts, Inc	5,506
5,225		Las Vegas Sands Corp	241,186
545	*	Life Time Fitness, Inc	26,819
288		Lincoln Educational Services Corp	1,610
140		Mac-Gray Corp	1,757
200		Marcus Corp	2,494
3,228		Marriott International, Inc (Class A)	120,308
345	*	Marriott Vacations Worldwide Corp	14,376
367		Matthews International Corp (Class A)	11,781
13,266		McDonald’s Corp	1,170,194
5,009	*	MGM Mirage	58,305
200	*	Monarch Casino & Resort, Inc	2,182
510	*	Morgans Hotel Group Co	2,825
290	*	MTR Gaming Group, Inc	1,209
322	*	Multimedia Games, Inc	4,737
30	*	Nathan’s Famous, Inc	1,011
1,101	*	Orient-Express Hotels Ltd (Class A)	12,871
360	*	Panera Bread Co (Class A)	57,179
263	*	Papa John’s International, Inc	14,449
861	*	Penn National Gaming, Inc	42,284
793	*	Pinnacle Entertainment, Inc	12,553
330	*,e	Premier Exhibitions, Inc	894
150	*	Red Robin Gourmet Burgers, Inc	5,293
674		Regis Corp	11,404
1,926		Royal Caribbean Cruises Ltd	65,484
779	*	Ruby Tuesday, Inc	6,123
200	*	Ruth’s Chris Steak House, Inc	1,454
774	*	Scientific Games Corp (Class A)	6,711
2,758		Service Corp International	38,088
646	*	SHFL Entertainment, Inc	9,367
538		Six Flags Entertainment Corp	32,926
729	*	Sonic Corp	7,589
810		Sotheby’s (Class A)	27,232
164		Speedway Motorsports, Inc	2,926
9,810		Starbucks Corp	526,012
2,746		Starwood Hotels & Resorts Worldwide, Inc	157,511
20	*	Steak N Shake Co	7,800
185	*	Steiner Leisure Ltd	8,915
1,142		Stewart Enterprises, Inc (Class A)	8,725
171		Strayer Education, Inc	9,605
687		Texas Roadhouse, Inc (Class A)	11,542
250		Town Sports International Holdings, Inc	2,662
228		Universal Technical Institute, Inc	2,289
437		Vail Resorts, Inc	23,637
356	e	Weight Watchers International, Inc	18,640
3,949		Wendy’s	18,560
698	*	WMS Industries, Inc	12,215
1,852		Wyndham Worldwide Corp	98,545
1,012		Wynn Resorts Ltd	113,840
6,045		Yum! Brands, Inc	401,388

		TOTAL CONSUMER SERVICES	4,498,306

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.2%
647	*	Affiliated Managers Group, Inc	$84,207
4,393	*	American Capital Ltd	52,716
13,003		American Express Co	747,413
2,781		Ameriprise Financial, Inc	174,174
2,330		Apollo Investment Corp	19,479
2,886		Ares Capital Corp	50,505
341		Artio Global Investors, Inc	648
200	*	Asset Acceptance Capital Corp	900
140		Asta Funding, Inc	1,331
139,899		Bank of America Corp	1,622,828
15,492		Bank of New York Mellon Corp	398,144
1,263		BGC Partners, Inc (Class A)	4,370
942		BlackRock Kelso Capital Corp	9,477
1,686		BlackRock, Inc	348,513
200		Calamos Asset Management, Inc (Class A)	2,114
7,516		Capital One Financial Corp	435,402
47		Capital Southwest Corp	4,683
400		Cash America International, Inc	15,868
1,112		CBOE Holdings, Inc	32,760
14,687		Charles Schwab Corp	210,905
38,246		Citigroup, Inc	1,513,012
4,395		CME Group, Inc	222,870
207	e	Cohen & Steers, Inc	6,307
888	*	Cowen Group, Inc	2,176
98	*	Credit Acceptance Corp	9,965
22		Diamond Hill Investment Group, Inc	1,493
7,134		Discover Financial Services	275,016
586	*	Dollar Financial Corp	10,847
332		Duff & Phelps Corp	5,186
3,622	*	E*Trade Financial Corp	32,417
1,406		Eaton Vance Corp	44,781
281	*	Encore Capital Group, Inc	8,604
160		Epoch Holding Corp	4,464
364		Evercore Partners, Inc (Class A)	10,989
545	*	Ezcorp, Inc (Class A)	10,824
653	*	FBR Capital Markets Corp	2,527
1,409	e	Federated Investors, Inc (Class B)	28,504
149		Fidus Investment Corp	2,451
1,049		Fifth Street Finance Corp	10,931
587	*,e	Financial Engines, Inc	16,289
363	*	First Cash Financial Services, Inc	18,012
641	*,e	First Marblehead Corp	498
110	*	Firsthand Technology Value Fund, Inc	1,918
1,873		Franklin Resources, Inc	235,436
80		Friedman Billings Ramsey Group, Inc (Class A)	1,662
215	e	FXCM, Inc	2,165
69		GAMCO Investors, Inc (Class A)	3,662
704		GFI Group, Inc	2,281
239		Gladstone Capital Corp	1,950
252		Gladstone Investment Corp	1,754
6,419		Goldman Sachs Group, Inc	818,808
92	e	Golub Capital BDC, Inc	1,470
276	*,e	Green Dot Corp	3,367
354		Greenhill & Co, Inc	18,404
240	*,e	GSV Capital Corp	2,023
322	*	Harris & Harris Group, Inc	1,063
635		Hercules Technology Growth Capital, Inc	7,068
409		HFF, Inc (Class A)	6,094
80		Horizon Technology Finance Corp	1,191
441		Interactive Brokers Group, Inc (Class A)	6,033
960	*	IntercontinentalExchange, Inc	118,858
153	*	International Assets Holding Corp	2,664
405	*	Internet Capital Group, Inc	4,629
5,831		Invesco Ltd	152,131

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

524	*	Investment Technology Group, Inc	$4,716
8,200	e	iShares Russell 3000 Index Fund	694,376
2,289	e	Janus Capital Group, Inc	19,502
1,790		Jefferies Group, Inc	33,240
173		JMP Group, Inc	1,050
49,466		JPMorgan Chase & Co	2,175,020
422		KBW, Inc	6,457
240	e	KCAP Financial, Inc	2,206
700	*	Knight Capital Group, Inc (Class A)	2,457
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,602
1,450		Lazard Ltd (Class A)	43,268
1,857		Legg Mason, Inc	47,762
2,510		Leucadia National Corp	59,713
641		LPL Financial Holdings, Inc	18,051
250	e	Main Street Capital Corp	7,627
175		Manning & Napier, Inc	2,205
463		MarketAxess Holdings, Inc	16,344
102		Marlin Business Services Corp	2,046
778		MCG Capital Corp	3,579
175		Medallion Financial Corp	2,054
212		Medley Capital Corp	3,087
110		MicroFinancial, Inc	801
2,471		Moody’s Corp	124,341
19,595		Morgan Stanley	374,656
1,492	*	MSCI, Inc (Class A)	46,237
407		MVC Capital, Inc	4,945
1,637		Nasdaq Stock Market, Inc	40,941
320		Nelnet, Inc (Class A)	9,533
370	*	Netspend Holdings, Inc	4,373
175		New Mountain Finance Corp	2,608
341	*	NewStar Financial, Inc	4,777
300		NGP Capital Resources Co	2,166
120	e	Nicholas Financial, Inc	1,488
2,796		Northern Trust Corp	140,247
3,295		NYSE Euronext	103,924
116		Oppenheimer Holdings, Inc	2,003
725		PennantPark Investment Corp	7,971
639	*	PHH Corp	14,537
272	*	Pico Holdings, Inc	5,513
236	*	Piper Jaffray Cos	7,583
205	*	Portfolio Recovery Associates, Inc	21,906
2,016		Prospect Capital Corp	21,914
90		Pzena Investment Management, Inc (Class A)	486
1,443		Raymond James Financial, Inc	55,599
60	*	Regional Management Corp	993
150		Resource America, Inc (Class A)	1,000
219	*	Safeguard Scientifics, Inc	3,230
1,802		SEI Investments Co	42,059
6,277		SLM Corp	107,525
456		Solar Capital Ltd	10,903
125		Solar Senior Capital Ltd	2,333
6,327		State Street Corp	297,432
676	*	Stifel Financial Corp	21,612
289	*	SWS Group, Inc	1,529
3,354		T Rowe Price Group, Inc	218,446
70		TCP Capital Corp	1,032
3,277		TD Ameritrade Holding Corp	55,086
104		THL Credit, Inc	1,538
330		TICC Capital Corp	3,340
517	e	Triangle Capital Corp	13,178
56	*	Virtus Investment Partners, Inc	6,773
1,037		Waddell & Reed Financial, Inc (Class A)	36,108
462	*	Walter Investment Management Corp	19,875
61		Westwood Holdings Group, Inc	2,495
748	*	WisdomTree Investments, Inc	4,578

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

199	*,e	World Acceptance Corp	$14,837

		TOTAL DIVERSIFIED FINANCIALS	12,860,044

ENERGY - 9.8%
2,642	*,e	Abraxas Petroleum Corp	5,786
30		Adams Resources & Energy, Inc	1,052
142		Alon USA Energy, Inc	2,569
2,853	*,e	Alpha Natural Resources, Inc	27,788
1,985	*,e	Amyris Biotechnologies, Inc	6,193
6,473		Anadarko Petroleum Corp	481,009
5,068		Apache Corp	397,838
180		APCO Argentina, Inc	2,216
503	*	Approach Resources, Inc	12,580
3,374		Arch Coal, Inc	24,698
675	*	Atwood Oceanics, Inc	30,908
5,569		Baker Hughes, Inc	227,438
823	*,e	Basic Energy Services, Inc	9,390
617		Berry Petroleum Co (Class A)	20,700
553	*	Bill Barrett Corp	9,838
110		Bolt Technology Corp	1,570
340	*,e	Bonanza Creek Energy, Inc	9,449
1,271	*,e	BPZ Energy, Inc	4,004
529		Bristow Group, Inc	28,386
564	*	C&J Energy Services, Inc	12,092
2,717		Cabot Oil & Gas Corp	135,144
4,328	*,e	Cal Dive International, Inc	7,487
354	*	Callon Petroleum Co	1,664
3,191	*	Cameron International Corp	180,164
235		CARBO Ceramics, Inc	18,410
483	*	Carrizo Oil & Gas, Inc	10,104
2,773	*	Cheniere Energy, Inc	52,077
8,437	e	Chesapeake Energy Corp	140,223
25,615		Chevron Corp	2,770,006
1,064		Cimarex Energy Co	61,425
90	*	Clayton Williams Energy, Inc	3,600
839	*,e	Clean Energy Fuels Corp	10,446
755	*	Cloud Peak Energy, Inc	14,594
2,316	*	Cobalt International Energy, Inc	56,881
599	*	Comstock Resources, Inc	9,063
1,328	*	Concho Resources, Inc	106,984
16,368		ConocoPhillips	949,180
2,890		Consol Energy, Inc	92,769
273		Contango Oil & Gas Co	11,564
568	*	Continental Resources, Inc	41,742
456		Crosstex Energy, Inc	6,539
212	*	CVR Energy, Inc	10,343
1,093	*	CVR Energy, Inc (Contingent value right)	0
80	*	Dawson Geophysical Co	2,110
213		Delek US Holdings, Inc	5,393
4,935	*	Denbury Resources, Inc	79,947
5,153		Devon Energy Corp	268,162
939		Diamond Offshore Drilling, Inc	63,814
994	*	Dresser-Rand Group, Inc	55,803
510	*	Dril-Quip, Inc	37,255
1,061	*	Emerald Oil, Inc	5,560
780	*,e	Endeavour International Corp	4,040
915		Energen Corp	41,257
1,096		Energy XXI Bermuda Ltd	35,280
3,503		EOG Resources, Inc	423,127
354	*	EPL Oil & Gas, Inc	7,983
1,668		Equitable Resources, Inc	98,379
1,767	e	EXCO Resources, Inc	11,963
747	*	Exterran Holdings, Inc	16,374
60,930	d	Exxon Mobil Corp	5,273,492
3,113	*	FMC Technologies, Inc	133,330

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

190	*	Forbes Energy Services Ltd	$481
2,133	*	Forest Oil Corp	14,270
284	*	Forum Energy Technologies, Inc	7,029
743	*,e	Frontline Ltd	2,422
1,633	*	FX Energy, Inc	6,712
291		GasLog Ltd	3,617
1,809	*	Gastar Exploration Ltd	2,189
164	*	Geospace Technologies Corp	14,575
3,125	*,e	Gevo, Inc	4,812
690	*	Global Geophysical Services, Inc	2,656
551	e	Golar LNG Ltd	20,266
321	*,e	Goodrich Petroleum Corp	2,992
790	*	Green Plains Renewable Energy, Inc	6,249
190		Gulf Island Fabrication, Inc	4,566
447		Gulfmark Offshore, Inc	15,399
710	*	Gulfport Energy Corp	27,136
1,633	*	Halcon Resources Corp	11,300
11,978		Halliburton Co	415,517
978	*	Harvest Natural Resources, Inc	8,870
1,688	*,e	Heckmann Corp	6,803
1,341	*	Helix Energy Solutions Group, Inc	27,678
1,186		Helmerich & Payne, Inc	66,428
2,471	*	Hercules Offshore, Inc	15,271
3,861		Hess Corp	204,479
2,628		Holly Corp	122,333
441	*	Hornbeck Offshore Services, Inc	15,144
1,704	*	ION Geophysical Corp	11,093
13	*	Isramco, Inc	1,352
2,609	*	Key Energy Services, Inc	18,133
6,205		Kinder Morgan, Inc	219,223
134	*,e	KiOR, Inc (Class A)	859
185	e	Knightsbridge Tankers Ltd	971
3,714	*	Kodiak Oil & Gas Corp	32,869
890	*	Kosmos Energy LLC	10,991
300	*	Laredo Petroleum Holdings, Inc	5,448
400		Lufkin Industries, Inc	23,252
3,031	*,e	Magnum Hunter Resources Corp	12,094
9,158		Marathon Oil Corp	280,784
4,379		Marathon Petroleum Corp	275,877
177	*	Matador Resources Co	1,451
440	*	Matrix Service Co	5,060
2,913	*	McDermott International, Inc	32,101
1,294	*,e	McMoRan Exploration Co	20,769
310	*	Midstates Petroleum Co, Inc	2,136
1,226	*,e	Miller Petroleum, Inc	4,855
120	*	Mitcham Industries, Inc	1,636
2,523		Murphy Oil Corp	150,245
3,568	*	Nabors Industries Ltd	51,558
5,535		National Oilwell Varco, Inc	378,317
136	*	Natural Gas Services Group, Inc	2,233
1,672	*	Newfield Exploration Co	44,776
1,250	*	Newpark Resources, Inc	9,812
2,265		Noble Energy, Inc	230,441
562	e	Nordic American Tanker Shipping	4,917
746	*,e	Northern Oil And Gas, Inc	12,548
1,014	*	Oasis Petroleum, Inc	32,245
10,534		Occidental Petroleum Corp	807,010
1,376		Oceaneering International, Inc	74,015
709	*	Oil States International, Inc	50,722
85		Panhandle Oil and Gas, Inc (Class A)	2,400
1,722	*	Parker Drilling Co	7,921
1,923	e	Patterson-UTI Energy, Inc	35,825
403	*	PDC Energy, Inc	13,384
3,457		Peabody Energy Corp	91,991
1,680		Penn Virginia Corp	7,409
815	*	Petroquest Energy, Inc	4,034

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

149	*	PHI, Inc	$4,990
8,110		Phillips 66	430,641
1,260	*	Pioneer Energy Services Corp	9,148
1,562		Pioneer Natural Resources Co	166,494
1,637	*	Plains Exploration & Production Co	76,841
2,264		Questar Market Resources, Inc	68,531
2,998	*,e	Quicksilver Resources, Inc	8,574
2,070		Range Resources Corp	130,058
2,606		Rentech, Inc	6,854
460	*	Resolute Energy Corp	3,740
494	*	Rex Energy Corp	6,432
92	*	Rex Stores Corp	1,775
160	*	RigNet, Inc	3,269
657	*	Rosetta Resources, Inc	29,801
1,533	*	Rowan Cos PLC	47,937
757	e	RPC, Inc	9,266
151	*,e	Sanchez Energy Corp	2,718
6,213	*,e	SandRidge Energy, Inc	39,452
230	*	Saratoga Resources, Inc	814
17,350		Schlumberger Ltd	1,202,181
156	*	Scorpio Tankers, Inc	1,109
272		SEACOR Holdings, Inc	22,794
517	*	SemGroup Corp	20,204
482	e	Ship Finance International Ltd	8,016
413	*,e	Solazyme, Inc	3,246
4,435	*	Southwestern Energy Co	148,173
8,242		Spectra Energy Corp	225,666
844		St. Mary Land & Exploration Co	44,065
626	*	Stone Energy Corp	12,845
2,001	*	Superior Energy Services	41,461
514	*	Swift Energy Co	7,910
500	*	Synergy Resources Corp	2,695
467		Targa Resources Investments, Inc	24,676
480		Teekay Corp	15,408
800	e	Teekay Tankers Ltd (Class A)	2,320
364	*	Tesco Corp	4,146
1,783		Tesoro Corp	78,541
974	*	Tetra Technologies, Inc	7,393
182		TGC Industries, Inc	1,491
645		Tidewater, Inc	28,819
522	*	Triangle Petroleum Corp	3,127
1,944	*,e	Ultra Petroleum Corp	35,245
615	*	Unit Corp	27,706
4,023	*,e	Uranerz Energy Corp	5,592
1,254	*,e	Uranium Energy Corp	3,210
621	*	Vaalco Energy, Inc	5,372
7,182		Valero Energy Corp	245,050
5,036	*,e	Vantage Drilling Co	9,216
414		W&T Offshore, Inc	6,636
580	*	Warren Resources, Inc	1,630
925	e	Western Refining, Inc	26,076
125	*	Westmoreland Coal Co	1,167
1,492	*	Whiting Petroleum Corp	64,708
1,032	*	Willbros Group, Inc	5,531
8,765		Williams Cos, Inc	286,966
874		World Fuel Services Corp	35,983
2,447	*	WPX Energy, Inc	36,411
2,938	*	ZaZa Energy Corp	6,023

		TOTAL ENERGY	20,327,276

FOOD & STAPLES RETAILING - 2.0%
207		Andersons, Inc	8,880
15		Arden Group, Inc (Class A)	1,350
496		Casey’s General Stores, Inc	26,338
300	*	Chefs’ Warehouse Holdings, Inc	4,743

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,701		Costco Wholesale Corp	$563,088
16,616		CVS Corp	803,383
350	*	Fresh Market, Inc	16,831
610		Harris Teeter Supermarkets, Inc	23,522
100		Ingles Markets, Inc (Class A)	1,726
7,124		Kroger Co	185,366
180		Nash Finch Co	3,830
95	*	Natural Grocers by Vitamin C	1,814
248	*	Pantry, Inc	3,008
231		Pricesmart, Inc	17,799
8,671	*	Rite Aid Corp	11,793
245	e	Roundy’s, Inc	1,090
3,058	e	Safeway, Inc	55,319
217		Spartan Stores, Inc	3,333
2,554	e	Supervalu, Inc	6,308
91	*	Susser Holdings Corp	3,139
7,439		Sysco Corp	235,519
668	*	United Natural Foods, Inc	35,798
77		Village Super Market (Class A)	2,530
11,354		Walgreen Co	420,211
22,043		Wal-Mart Stores, Inc	1,503,994
133		Weis Markets, Inc	5,210
2,376		Whole Foods Market, Inc	217,000

		TOTAL FOOD & STAPLES RETAILING	4,162,922

FOOD, BEVERAGE & TOBACCO - 5.1%
100		Alico, Inc	3,663
1,062	*	Alliance One International, Inc	3,866
26,452		Altria Group, Inc	831,122
62	*,e	Annie’s, Inc	2,073
8,364		Archer Daniels Midland Co	229,090
743		B&G Foods, Inc (Class A)	21,034
1,997		Beam, Inc	121,997
100	*	Boston Beer Co, Inc (Class A)	13,445
718	*	Boulder Brands, Inc	9,262
1,968		Brown-Forman Corp (Class B)	124,476
1,858		Bunge Ltd	135,058
125	e	Calavo Growers, Inc	3,151
200		Cal-Maine Foods, Inc	8,044
2,360		Campbell Soup Co	82,340
3,809	*,e	Central European Distribution Corp	8,266
536	*	Chiquita Brands International, Inc	4,422
77		Coca-Cola Bottling Co Consolidated	5,121
50,244		Coca-Cola Co	1,821,345
3,894		Coca-Cola Enterprises, Inc	123,557
5,396		ConAgra Foods, Inc	159,182
2,127	*	Constellation Brands, Inc (Class A)	75,275
1,454	*	Darling International, Inc	23,322
2,340	*	Dean Foods Co	38,633
262	e	Diamond Foods, Inc	3,582
433	*	Dole Food Co, Inc	4,967
2,800		Dr Pepper Snapple Group, Inc	123,704
200	*	Farmer Bros Co	2,886
1,633		Flowers Foods, Inc	38,000
669		Fresh Del Monte Produce, Inc	17,628
8,411		General Mills, Inc	339,889
1,751	*,e	Green Mountain Coffee Roasters, Inc	72,421
38		Griffin Land & Nurseries, Inc (Class A)	1,026
4,098		H.J. Heinz Co	236,373
490	*	Hain Celestial Group, Inc	26,568
1,934		Hershey Co	139,673
1,478		Hillshire Brands Co	41,591
1,898		Hormel Foods Corp	59,237
949		Ingredion, Inc	61,144
170	*	Inventure Foods, Inc	1,103

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

192		J&J Snack Foods Corp	$12,276
1,442		J.M. Smucker Co	124,358
100		John B. Sanfilippo & Son, Inc	1,818
3,183		Kellogg Co	177,771
7,871	*	Kraft Foods Group, Inc	357,894
260		Lancaster Colony Corp	17,989
591		Lance, Inc	14,249
101		Limoneira Co	1,958
1,657		Lorillard, Inc	193,322
1,734		McCormick & Co, Inc	110,161
2,588		Mead Johnson Nutrition Co	170,523
1,628		Molson Coors Brewing Co (Class B)	69,662
22,708		Mondelez International, Inc	578,373
1,886	*	Monster Beverage Corp	99,732
129		National Beverage Corp	1,882
245	*	Omega Protein Corp	1,499
20,327		PepsiCo, Inc	1,390,976
22,270		Philip Morris International, Inc	1,862,663
707	*	Pilgrim’s Pride Corp	5,126
375	*	Post Holdings, Inc	12,844
751	*	Ralcorp Holdings, Inc	67,327
4,216		Reynolds American, Inc	174,669
377		Sanderson Farms, Inc	17,926
77	*	Seneca Foods Corp	2,341
2,062	*	Smithfield Foods, Inc	44,477
215	*	Synutra International, Inc	995
401	e	Tootsie Roll Industries, Inc	10,394
511	*	TreeHouse Foods, Inc	26,638
3,645		Tyson Foods, Inc (Class A)	70,713
302	e	Universal Corp	15,073
836	e	Vector Group Ltd	12,431
150	*	Westway Group, Inc	1,001

		TOTAL FOOD, BEVERAGE & TOBACCO	10,666,597

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
247		Abaxis, Inc	9,164
20,617		Abbott Laboratories	1,350,414
400	*,e	Abiomed, Inc	5,384
290	*	Acadia Healthcare Co, Inc	6,766
716	*,e	Accretive Health, Inc	8,277
682	*	Accuray, Inc	4,385
4,440		Aetna, Inc	205,572
489		Air Methods Corp	18,039
910	*	Align Technology, Inc	25,252
2,366	*	Allscripts Healthcare Solutions, Inc	22,288
72		Almost Family, Inc	1,459
620	*	Alphatec Holdings, Inc	1,023
341	*	Amedisys, Inc	3,843
3,356		AmerisourceBergen Corp	144,912
357	*	AMN Healthcare Services, Inc	4,123
451	*	Amsurg Corp	13,535
150		Analogic Corp	11,145
275	*	Angiodynamics, Inc	3,022
148	*	Anika Therapeutics, Inc	1,471
2,094	*,e	Antares Pharma, Inc	7,978
325	*	Arthrocare Corp	11,242
264		Assisted Living Concepts, Inc (A Shares)	2,574
454	*,e	athenahealth, Inc	33,346
170	*	AtriCure, Inc	1,173
18		Atrion Corp	3,528
1,100		Bard (C.R.), Inc	107,514
7,088		Baxter International, Inc	472,486
2,653		Becton Dickinson & Co	207,438
412	*,e	Bio-Reference Labs, Inc	11,820
496	*	BioScrip, Inc	5,342

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

18,203	*	Boston Scientific Corp	$104,303
1,200	*	Brookdale Senior Living, Inc	30,384
219		Cantel Medical Corp	6,511
517	*	Capital Senior Living Corp	9,663
4,480		Cardinal Health, Inc	184,486
160	*	Cardiovascular Systems, Inc	2,008
2,778	*	CareFusion Corp	79,395
2,652	*	Catamaran Corp	124,936
707	*	Centene Corp	28,987
1,840	*	Cerner Corp	142,858
449	*,e	Cerus Corp	1,419
281		Chemed Corp	19,274
128	*	Chindex International, Inc	1,344
3,627		Cigna Corp	193,899
1,183		Community Health Systems, Inc	36,365
185		Computer Programs & Systems, Inc	9,313
342	*	Conceptus, Inc	7,185
450		Conmed Corp	12,577
602		Cooper Cos, Inc	55,673
90	*	Corvel Corp	4,035
1,774		Coventry Health Care, Inc	79,528
6,124		Covidien plc	353,600
296	*	Cross Country Healthcare, Inc	1,421
253		CryoLife, Inc	1,576
327	*	Cyberonics, Inc	17,177
85	*	Cynosure, Inc (Class A)	2,049
1,187	*	DaVita, Inc	131,199
1,806		Dentsply International, Inc	71,536
120	*,e	Derma Sciences, Inc	1,333
874	*	DexCom, Inc	11,895
1,486	*	Edwards Lifesciences Corp	133,993
280	*	Emeritus Corp	6,922
697	*	Endologix, Inc	9,925
270		Ensign Group, Inc	7,341
320	*,e	EnteroMedics, Inc	896
228	*	ePocrates, Inc	2,011
78	*	Exactech, Inc	1,322
338	*	ExamWorks Group, Inc	4,729
10,543	*	Express Scripts Holding Co	569,322
374	*	Five Star Quality Care, Inc	1,874
456	*	Gentiva Health Services, Inc	4,583
269	*	Greatbatch, Inc	6,252
720	*	Haemonetics Corp	29,405
414	*	Hanger Orthopedic Group, Inc	11,327
2,485	*,e	Hansen Medical, Inc	5,169
2,135		HCA Holdings, Inc	64,413
3,008	*	Health Management Associates, Inc (Class A)	28,035
1,131	*	Health Net, Inc	27,483
1,191	*	Healthsouth Corp	25,142
190	*	HealthStream, Inc	4,619
402	*	Healthways, Inc	4,301
241	*,e	HeartWare International, Inc	20,232
1,218	*	Henry Schein, Inc	98,000
836		Hill-Rom Holdings, Inc	23,826
1,092	*	HMS Holdings Corp	28,305
3,358	*	Hologic, Inc	67,261
2,092		Humana, Inc	143,574
239	*	ICU Medical, Inc	14,562
720	*	Idexx Laboratories, Inc	66,816
573	*	Insulet Corp	12,159
289	*	Integra LifeSciences Holdings Corp	11,262
523	*	Intuitive Surgical, Inc	256,464
316		Invacare Corp	5,151
1,041	*	Inverness Medical Innovations, Inc	19,258
220	*	IPC The Hospitalist Co, Inc	8,736
613	*	Kindred Healthcare, Inc	6,633

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,245	*	Laboratory Corp of America Holdings	$107,842
174		Landauer, Inc	10,651
267	*	LHC Group, Inc	5,687
654	*	LifePoint Hospitals, Inc	24,688
405	*	Magellan Health Services, Inc	19,845
397	*,e	MAKO Surgical Corp	5,109
611		Masimo Corp	12,837
3,008		McKesson Corp	291,656
746	*	MedAssets, Inc	12,510
231	*	Medidata Solutions, Inc	9,053
13,616		Medtronic, Inc	558,528
1,254	*,e	Merge Healthcare, Inc	3,097
489	e	Meridian Bioscience, Inc	9,902
538	*	Merit Medical Systems, Inc	7,478
349	*	Molina Healthcare, Inc	9,444
161	*	MWI Veterinary Supply, Inc	17,710
212		National Healthcare Corp	9,968
316	*	Natus Medical, Inc	3,533
301	*	Neogen Corp	13,641
1,084	*,e	Neoprobe Corp	3,068
472	*	NuVasive, Inc	7,297
742	*	NxStage Medical, Inc	8,347
1,451		Omnicare, Inc	52,381
387	*	Omnicell, Inc	5,755
609	*	OraSure Technologies, Inc	4,373
239	*	Orthofix International NV	9,400
864		Owens & Minor, Inc	24,633
200	*	Palomar Medical Technologies, Inc	1,842
1,289		Patterson Cos, Inc	44,122
130	*	PDI, Inc	988
662	*	Pediatrix Medical Group, Inc	52,642
373	*	PharMerica Corp	5,312
164	*,e	PhotoMedex, Inc	2,380
97	*	Providence Service Corp	1,648
731	*	PSS World Medical, Inc	21,111
452		Quality Systems, Inc	7,847
1,981		Quest Diagnostics, Inc	115,433
333	*,e	Quidel Corp	6,217
1,903		Resmed, Inc	79,108
130	*	Rochester Medical Corp	1,310
198	*,e	Rockwell Medical Technologies, Inc	1,594
611	*	RTI Biologics, Inc	2,609
599		Select Medical Holdings Corp	5,649
694	*	Sirona Dental Systems, Inc	44,735
246	*	Skilled Healthcare Group, Inc (Class A)	1,567
685	*	Solta Medical, Inc	1,829
330	*	Spectranetics Corp	4,874
4,018		St. Jude Medical, Inc	145,211
407	*	Staar Surgical Co	2,483
745		STERIS Corp	25,874
4,025		Stryker Corp	220,650
1,257	*,e	Sunrise Senior Living, Inc	18,076
147	*	SurModics, Inc	3,287
376	*	Symmetry Medical, Inc	3,956
332	*	Team Health Holdings, Inc	9,552
519		Teleflex, Inc	37,010
1,361	*	Tenet Healthcare Corp	44,192
748	*	Thoratec Corp	28,065
128	*	Tornier BV	2,149
246	*	Triple-S Management Corp (Class B)	4,544
584	*,e	Unilife Corp	1,326
13,568		UnitedHealth Group, Inc	735,928
417		Universal American Corp	3,582
1,112		Universal Health Services, Inc (Class B)	53,765
133		US Physical Therapy, Inc	3,663
40		Utah Medical Products, Inc	1,442

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

376	*	Vanguard Health Systems, Inc	$4,606
1,463	*	Varian Medical Systems, Inc	102,761
200	*	Vascular Solutions, Inc	3,160
1,033	*	VCA Antech, Inc	21,745
84	*	Vocera Communications, Inc	2,108
677	*	Volcano Corp	15,984
530	*	WellCare Health Plans, Inc	25,806
3,948		WellPoint, Inc	240,512
490		West Pharmaceutical Services, Inc	26,827
456	*	Wright Medical Group, Inc	9,571
68		Young Innovations, Inc	2,680
2,255		Zimmer Holdings, Inc	150,318

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	9,763,830

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,392		Avon Products, Inc	77,429
798	*	Central Garden and Pet Co (Class A)	8,339
1,786		Church & Dwight Co, Inc	95,676
1,657		Clorox Co	121,326
6,191		Colgate-Palmolive Co	647,207
350	*	Elizabeth Arden, Inc	15,753
830		Energizer Holdings, Inc	66,383
2,982		Estee Lauder Cos (Class A)	178,502
204		Female Health Co	1,465
532	*	Harbinger Group, Inc	4,091
1,488	e	Herbalife Ltd	49,015
140		Inter Parfums, Inc	2,724
5,092		Kimberly-Clark Corp	429,918
152	*	Medifast, Inc	4,011
140		Nature’s Sunshine Products, Inc	2,027
679		Nu Skin Enterprises, Inc (Class A)	25,157
127		Nutraceutical International Corp	2,101
63		Oil-Dri Corp of America	1,739
70		Orchids Paper Products Co	1,415
621	*	Prestige Brands Holdings, Inc	12,439
35,797		Procter & Gamble Co	2,430,258
238	*	Revlon, Inc (Class A)	3,451
291		Spectrum Brands, Inc	13,075
1,834	*,e	Star Scientific, Inc	4,915
92	*,e	USANA Health Sciences, Inc	3,030
314		WD-40 Co	14,793

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,216,239

INSURANCE - 3.8%
4,285		ACE Ltd	341,943
6,270		Aflac, Inc	333,062
220	*	Alleghany Corp	73,792
599		Allied World Assurance Co Holdings Ltd	47,201
6,227		Allstate Corp	250,139
629		American Equity Investment Life Holding Co	7,680
1,084		American Financial Group, Inc	42,840
8,521	*	American International Group, Inc	300,791
85		American National Insurance Co	5,805
118	*	American Safety Insurance Holdings Ltd	2,233
202	*	Amerisafe, Inc	5,504
323	e	Amtrust Financial Services, Inc	9,267
4,185		Aon plc	232,686
1,780	*	Arch Capital Group Ltd	78,356
374		Argo Group International Holdings Ltd	12,563
1,551		Arthur J. Gallagher & Co	53,742
961		Aspen Insurance Holdings Ltd	30,829
1,087		Assurant, Inc	37,719
2,211		Assured Guaranty Ltd	31,463
1,609		Axis Capital Holdings Ltd	55,736
125		Baldwin & Lyons, Inc (Class B)	2,982

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

23,114	*	Berkshire Hathaway, Inc (Class B)	$2,073,326
1,536		Brown & Brown, Inc	39,107
3,557		Chubb Corp	267,913
1,856		Cincinnati Financial Corp	72,681
387	*	Citizens, Inc (Class A)	4,276
303		CNA Financial Corp	8,487
2,903		Conseco, Inc	27,085
245		Crawford & Co (Class B)	1,955
143		Donegal Group, Inc (Class A)	2,008
80		Eastern Insurance Holdings, Inc	1,366
280	*	eHealth, Inc	7,694
60		EMC Insurance Group, Inc	1,433
620		Employers Holdings, Inc	12,760
551		Endurance Specialty Holdings Ltd	21,869
108	*	Enstar Group Ltd	12,094
363		Erie Indemnity Co (Class A)	25,127
670		Everest Re Group Ltd	73,666
155		FBL Financial Group, Inc (Class A)	5,303
2,808		Fidelity National Title Group, Inc (Class A)	66,128
1,253		First American Financial Corp	30,185
6,368	*	Genworth Financial, Inc (Class A)	47,824
327	*	Greenlight Capital Re Ltd (Class A)	7,547
136	*	Hallmark Financial Services	1,277
539		Hanover Insurance Group, Inc	20,881
5,508		Hartford Financial Services Group, Inc	123,600
1,326		HCC Insurance Holdings, Inc	49,340
525	*	Hilltop Holdings, Inc	7,109
90	e	Homeowners Choice, Inc	1,871
467		Horace Mann Educators Corp	9,321
205		Infinity Property & Casualty Corp	11,939
20		Investors Title Co	1,200
77		Kansas City Life Insurance Co	2,938
614		Kemper Corp	18,113
3,640		Lincoln National Corp	94,276
3,940		Loews Corp	160,555
553		Maiden Holdings Ltd	5,082
106	*	Markel Corp	45,943
7,012		Marsh & McLennan Cos, Inc	241,704
1,052		Max Capital Group Ltd	29,656
1,717	*,e	MBIA, Inc	13,478
694		Meadowbrook Insurance Group, Inc	4,011
361		Mercury General Corp	14,328
10,795		Metlife, Inc	355,587
855		Montpelier Re Holdings Ltd	19,545
667	*	National Financial Partners Corp	11,432
173		National Interstate Corp	4,986
27		National Western Life Insurance Co (Class A)	4,259
149	*	Navigators Group, Inc	7,609
3,288		Old Republic International Corp	35,017
313		OneBeacon Insurance Group Ltd (Class A)	4,351
896		PartnerRe Ltd	72,119
83	*	Phoenix Cos, Inc	2,053
543		Platinum Underwriters Holdings Ltd	24,978
595		Primerica, Inc	17,856
3,879		Principal Financial Group	110,629
800		ProAssurance Corp	33,752
7,806		Progressive Corp	164,707
1,036		Protective Life Corp	29,609
5,954		Prudential Financial, Inc	317,527
912		Reinsurance Group of America, Inc (Class A)	48,810
697		RenaissanceRe Holdings Ltd	56,638
268		RLI Corp	17,329
200		Safety Insurance Group, Inc	9,234
257		SeaBright Insurance Holdings, Inc	2,845
656		Selective Insurance Group, Inc	12,641
628		Stancorp Financial Group, Inc	23,029

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		State Auto Financial Corp	$2,988
200	e	Stewart Information Services Corp	5,200
1,030		Symetra Financial Corp	13,369
1,405		Torchmark Corp	72,596
503		Tower Group, Inc	8,938
5,047		Travelers Cos, Inc	362,476
257	*	United America Indemnity Ltd	5,687
234		United Fire & Casualty Co	5,111
3,572		UnumProvident Corp	74,369
1,352		Validus Holdings Ltd	46,752
1,419		W.R. Berkley Corp	53,553
78		White Mountains Insurance Group Ltd	40,170
4,279		XL Capital Ltd	107,232

		TOTAL INSURANCE	7,807,772

MATERIALS - 4.0%
412		A. Schulman, Inc	11,919
112	*,e	ADA-ES, Inc	1,891
78	*	AEP Industries, Inc	4,620
2,707		Air Products & Chemicals, Inc	227,442
942		Airgas, Inc	85,995
2,596	e	AK Steel Holding Corp	11,942
1,140		Albemarle Corp	70,817
13,512		Alcoa, Inc	117,284
1,325		Allegheny Technologies, Inc	40,227
1,107	*	Allied Nevada Gold Corp	33,354
292		AMCOL International Corp	8,959
350		American Vanguard Corp	10,875
921		Aptargroup, Inc	43,950
254	*	Arabian American Development Co	2,111
983		Ashland, Inc	79,043
331		Balchem Corp	12,048
2,093		Ball Corp	93,662
1,461		Bemis Co, Inc	48,885
1,302		Boise, Inc	10,351
300		Brush Engineered Materials, Inc	7,734
520		Buckeye Technologies, Inc	14,929
793		Cabot Corp	31,553
730	*	Calgon Carbon Corp	10,351
574		Carpenter Technology Corp	29,636
200	*	Castle (A.M.) & Co	2,954
2,031		Celanese Corp (Series A)	90,440
742	*	Century Aluminum Co	6,500
854		CF Industries Holdings, Inc	173,499
1,194	*	Chemtura	25,384
316	*	Clearwater Paper Corp	12,375
1,810		Cleveland-Cliffs, Inc	69,794
1,061	*	Coeur d’Alene Mines Corp	26,101
1,329		Commercial Metals Co	19,749
470		Compass Minerals International, Inc	35,114
2,027	*	Crown Holdings, Inc	74,614
584		Cytec Industries, Inc	40,197
127		Deltic Timber Corp	8,969
458		Domtar Corp	38,252
15,577		Dow Chemical Co	503,449
12,176		Du Pont (E.I.) de Nemours & Co	547,555
633		Eagle Materials, Inc	37,031
1,923		Eastman Chemical Co	130,860
3,445		Ecolab, Inc	247,695
1,134	*	Ferro Corp	4,740
630	*,e	Flotek Industries, Inc	7,686
1,752		FMC Corp	102,527
12,321		Freeport-McMoRan Copper & Gold, Inc (Class B)	421,378
235		FutureFuel Corp	2,782

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,260	*	General Moly, Inc	$5,053
403		Georgia Gulf Corp	16,636
553		Glatfelter	9,666
743		Globe Specialty Metals, Inc	10,216
658	*,e	Gold Reserve, Inc	2,178
351	e	Gold Resource Corp	5,409
922	*,e	Golden Minerals Co	4,232
5,831	*,e	Golden Star Resources Ltd	10,729
2,111	*	Graphic Packaging Holding Co	13,637
475		Greif, Inc (Class A)	21,138
605		H.B. Fuller Co	21,066
107		Hawkins, Inc	4,134
128		Haynes International, Inc	6,639
770	*	Headwaters, Inc	6,591
3,881	e	Hecla Mining Co	22,626
716	*	Horsehead Holding Corp	7,310
2,580		Huntsman Corp	41,022
278		Innophos Holdings, Inc	12,927
293		Innospec, Inc	10,106
1,000		International Flavors & Fragrances, Inc	66,540
5,517		International Paper Co	219,797
650		Intrepid Potash, Inc	13,838
245		Kaiser Aluminum Corp	15,114
460		Kapstone Paper and Packaging Corp	10,207
75		KMG Chemicals, Inc	1,318
239		Koppers Holdings, Inc	9,118
396	*	Kraton Polymers LLC	9,516
274	e	Kronos Worldwide, Inc	5,343
230	*	Landec Corp	2,183
1,743	*	Louisiana-Pacific Corp	33,675
229	*	LSB Industries, Inc	8,111
4,087		LyondellBasell Industries AF S.C.A	233,327
572	e	Martin Marietta Materials, Inc	53,928
4,104	*,e	McEwen Mining, Inc	15,718
2,129		MeadWestvaco Corp	67,851
135		Metals USA Holdings Corp	2,361
990	*,e	Midway Gold Corp	1,376
492		Minerals Technologies, Inc	19,641
1,396	*,e	Molycorp, Inc	13,178
6,935		Monsanto Co	656,398
3,764		Mosaic Co	213,155
426		Myers Industries, Inc	6,454
162		Neenah Paper, Inc	4,612
111		NewMarket Corp	29,104
6,228		Newmont Mining Corp	289,228
419		Noranda Aluminium Holding Corp	2,560
3,989		Nucor Corp	172,245
943		Olin Corp	20,359
89		Olympic Steel, Inc	1,970
346	*	OM Group, Inc	7,681
511	*	Omnova Solutions, Inc	3,582
2,097	*	Owens-Illinois, Inc	44,603
1,223		Packaging Corp of America	47,049
3,632	*,e	Paramount Gold and Silver Corp	8,426
1,112		PolyOne Corp	22,707
1,934		PPG Industries, Inc	261,767
3,879		Praxair, Inc	424,557
166		Quaker Chemical Corp	8,941
928		Reliance Steel & Aluminum Co	57,629
1,198	*,e	Resolute Forest Products	15,862
920		Rock-Tenn Co (Class A)	64,317
850		Rockwood Holdings, Inc	42,041
838		Royal Gold, Inc	68,138
1,667		RPM International, Inc	48,943
362	*	RTI International Metals, Inc	9,977
246		Schnitzer Steel Industries, Inc (Class A)	7,461

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

442		Schweitzer-Mauduit International, Inc	$17,251
554		Scotts Miracle-Gro Co (Class A)	24,404
2,406		Sealed Air Corp	42,129
600		Sensient Technologies Corp	21,336
1,103		Sherwin-Williams Co	169,663
1,590		Sigma-Aldrich Corp	116,992
650		Silgan Holdings, Inc	27,034
1,370		Sonoco Products Co	40,730
2,137		Southern Copper Corp (NY)	80,907
370	*	Spartech Corp	3,356
2,782		Steel Dynamics, Inc	38,197
200		Stepan Co	11,108
1,856	*,e	Stillwater Mining Co	23,720
798	*	SunCoke Energy, Inc	12,441
1,028	*	Tahoe Resources, Inc	18,833
298	*,e	Texas Industries, Inc	15,201
314		Tredegar Corp	6,412
70	*	UFP Technologies, Inc	1,254
30	*	United States Lime & Minerals, Inc	1,414
1,738	e	United States Steel Corp	41,486
72	*	Universal Stainless & Alloy	2,647
691	*	US Antimony Corp	1,216
148	e	US Silica Holdings Inc	2,476
1,208		Valspar Corp	75,379
851	*,e	Vista Gold Corp	2,298
1,685		Vulcan Materials Co	87,704
952		Walter Energy, Inc	34,158
784		Wausau Paper Corp	6,789
220	e	Westlake Chemical Corp	17,446
735		Worthington Industries, Inc	19,103
949	*	WR Grace & Co	63,801
260		Zep, Inc	3,754
350	*,e	Zoltek Cos, Inc	2,713

		TOTAL MATERIALS	8,245,796

MEDIA - 3.6%
725	*	AMC Networks, Inc	35,888
361		Arbitron, Inc	16,851
60		Beasley Broadcasting Group, Inc	293
946		Belo (A.H.) Corp (Class A)	7,256
2,700		Cablevision Systems Corp (Class A)	40,338
223	*	Carmike Cinemas, Inc	3,345
8,233		CBS Corp (Class B)	313,266
1,543	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	9,459
618	*	Charter Communications, Inc	47,116
1,460		Cinemark Holdings, Inc	37,931
400		Clear Channel Outdoor Holdings, Inc (Class A)	2,808
35,238		Comcast Corp (Class A)	1,317,196
200	*,e	Crown Media Holdings, Inc (Class A)	370
693	*	Cumulus Media, Inc (Class A)	1,850
10	*	Daily Journal Corp	926
300	*,e	Digital Generation, Inc	3,258
7,854	*	DIRECTV	393,957
3,238	*	Discovery Communications, Inc (Class A)	205,548
2,532		DISH Network Corp (Class A)	92,165
943	*,e	DreamWorks Animation SKG, Inc (Class A)	15,626
285	*	Entercom Communications Corp (Class A)	1,989
599		Entravision Communications Corp (Class A)	994
354	*	EW Scripps Co (Class A)	3,827
52		Fisher Communications, Inc	1,403
2,876		Gannett Co, Inc	51,797
137	*	Global Sources Ltd	888
700		Harte-Hanks, Inc	4,130
5,693		Interpublic Group of Cos, Inc	62,737
596		John Wiley & Sons, Inc (Class A)	23,202

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

474	*	Journal Communications, Inc (Class A)	$2,564
980	*,e	Lamar Advertising Co (Class A)	37,975
3,377	*	Liberty Global, Inc (Class A)	212,717
1,378	*	Liberty Interactive LLC	159,862
341	*	Lin TV Corp (Class A)	2,568
1,082	*,e	Lions Gate Entertainment Corp	17,745
1,699	*	Live Nation, Inc	15,818
715	*	Madison Square Garden, Inc	31,710
239	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	586
2,225	*,e	McClatchy Co (Class A)	7,276
3,553		McGraw-Hill Cos, Inc	194,243
317	e	MDC Partners, Inc	3,582
426	e	Meredith Corp	14,676
303		Morningstar, Inc	19,037
760		National CineMedia, Inc	10,739
1,565	*	New York Times Co (Class A)	13,349
27,210		News Corp (Class A)	694,943
760	*	Nexstar Broadcasting Group, Inc (Class A)	8,048
3,672		Omnicom Group, Inc	183,453
183		Outdoor Channel Holdings, Inc	1,391
1,297	*,e	Pandora Media, Inc	11,906
120	*	ReachLocal, Inc	1,549
210	*	Reading International, Inc	1,262
1,232	e	Regal Entertainment Group (Class A)	17,186
114	*	Rentrak Corp	2,222
40		Saga Communications, Inc	1,860
130		Salem Communications	710
365		Scholastic Corp	10,789
1,131		Scripps Networks Interactive (Class A)	65,508
540		Sinclair Broadcast Group, Inc (Class A)	6,815
49,878	e	Sirius XM Radio, Inc	144,147
4,730		Thomson Corp	137,454
4,156		Time Warner Cable, Inc	403,922
12,558		Time Warner, Inc	600,649
601	*,e	Valassis Communications, Inc	15,494
6,963		Viacom, Inc (Class B)	367,229
3,576	e	Virgin Media, Inc	131,418
23,416		Walt Disney Co	1,165,883
54		Washington Post Co (Class B)	19,721
251	e	World Wrestling Entertainment, Inc (Class A)	1,980

		TOTAL MEDIA	7,436,400

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
488	*	Achillion Pharmaceuticals, Inc	3,914
457	*	Acorda Therapeutics, Inc	11,361
275	*,e	Aegerion Pharmaceuticals, Inc	6,982
676	*	Affymax, Inc	12,844
766	*,e	Affymetrix, Inc	2,428
290	*,e	Agenus, Inc	1,189
4,413		Agilent Technologies, Inc	180,668
973	*	Akorn, Inc	12,999
2,497	*	Alexion Pharmaceuticals, Inc	234,244
1,556	*	Alkermes plc	28,817
3,873		Allergan, Inc	355,270
729	*,e	Alnylam Pharmaceuticals, Inc	13,304
252	*	AMAG Pharmaceuticals, Inc	3,707
10,133		Amgen, Inc	874,680
380	*,e	Amicus Therapeutics, Inc	1,018
250	*,e	Ampio Pharmaceuticals, Inc	898
3,077	*,e	Arena Pharmaceuticals, Inc	27,755
2,013	*	Ariad Pharmaceuticals, Inc	38,609
744	*	Arqule, Inc	2,076
600	*	Array Biopharma, Inc	2,232
703	*	Astex Pharmaceuticals	2,046
567	*	Auxilium Pharmaceuticals, Inc	10,507

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,563	*,e	AVANIR Pharmaceuticals, Inc	$4,111
489	*,e	AVEO Pharmaceuticals, Inc	3,936
572	*,e	BioCryst Pharmaceuticals, Inc	812
270	*,e	BioDelivery Sciences International, Inc	1,164
3,136	*	Biogen Idec, Inc	459,957
1,550	*	BioMarin Pharmaceuticals, Inc	76,338
247	*	Bio-Rad Laboratories, Inc (Class A)	25,947
45	*	Biospecifics Technologies Corp	673
252	*,e	Biotime, Inc	791
21,927		Bristol-Myers Squibb Co	714,601
1,180	*	Bruker BioSciences Corp	18,019
480	*	Cadence Pharmaceuticals, Inc	2,299
206	*	Cambrex Corp	2,344
5,715	*	Celgene Corp	449,885
758	*	Celldex Therapeutics, Inc	5,086
835	*	Cepheid, Inc	28,231
716	*	Charles River Laboratories International, Inc	26,829
250	*,e	Clovis Oncology, Inc	4,000
2,650	*	Codexis, Inc	5,857
492	*,e	Corcept Therapeutics, Inc	704
170	*,e	Coronado Biosciences, Inc	767
765	*	Covance, Inc	44,194
805	*	Cubist Pharmaceuticals, Inc	33,858
150	*,e	Cumberland Pharmaceuticals, Inc	630
754	*	Curis, Inc	2,586
335	*,e	Cytori Therapeutics, Inc	945
2,347	*,e	Dendreon Corp	12,392
567	*	Depomed, Inc	3,510
550	*,e	Discovery Laboratories, Inc	1,161
1,197	*	Dyax Corp	4,166
2,418	*,e	Dynavax Technologies Corp	6,915
13,449		Eli Lilly & Co	663,305
553	*	Emergent Biosolutions, Inc	8,870
1,490	*	Endo Pharmaceuticals Holdings, Inc	39,142
379	*	Endocyte, Inc	3,403
551		Enzon Pharmaceuticals, Inc	2,441
718	*	Exact Sciences Corp	7,604
2,025	*,e	Exelixis, Inc	9,254
259	*	Fluidigm Corp	3,706
3,567	*	Forest Laboratories, Inc	125,986
104	*	Furiex Pharmaceuticals Inc	2,003
270	*,e	Genomic Health, Inc	7,360
1,585	*	Geron Corp	2,235
9,881	*	Gilead Sciences, Inc	725,759
1,148	*	Halozyme Therapeutics, Inc	7,703
290	*	Harvard Bioscience, Inc	1,270
118		Hi-Tech Pharmacal Co, Inc	4,128
2,098	*	Hospira, Inc	65,542
931	*	Idenix Pharmaceuticals, Inc	4,515
1,556	*,e	Illumina, Inc	86,498
510	*,e	ImmunoCellular Therapeutics Ltd	979
977	*,e	Immunogen, Inc	12,457
1,809	*,e	Immunomedics, Inc	5,282
854	*	Impax Laboratories, Inc	17,498
1,220	*,e	Incyte Corp	20,264
224	*,e	Infinity Pharmaceuticals, Inc	7,840
825	*,e	InterMune, Inc	7,994
956	*	Ironwood Pharmaceuticals, Inc	10,602
1,170	*,e	Isis Pharmaceuticals, Inc	12,238
526	*	Jazz Pharmaceuticals plc	27,983
35,878		Johnson & Johnson	2,515,048
618	*,e	Keryx Biopharmaceuticals, Inc	1,619
2,404	*	Lexicon Pharmaceuticals, Inc	5,337
2,313	*	Life Technologies Corp	113,522
230	*	Ligand Pharmaceuticals, Inc (Class B)	4,770
588	*	Luminex Corp	9,855

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

641	*,e	MannKind Corp	$1,481
269	*,e	MAP Pharmaceuticals, Inc	4,226
317		Maxygen, Inc	780
897	*	Medicines Co	21,501
918	*	Medivation, Inc	46,965
39,682		Merck & Co, Inc	1,624,581
190	*,e	Merrimack Pharmaceuticals, Inc	1,157
437	*	Mettler-Toledo International, Inc	84,472
571	*	Momenta Pharmaceuticals, Inc	6,726
5,458	*	Mylan Laboratories, Inc	149,986
1,132	*	Myriad Genetics, Inc	30,847
1,670	*	Nektar Therapeutics	12,375
851	*	Neurocrine Biosciences, Inc	6,365
164	*,e	NewLink Genetics Corp	2,050
765	*,e	Novavax, Inc	1,446
1,652	*	NPS Pharmaceuticals, Inc	15,033
203	*	Obagi Medical Products, Inc	2,759
291	*,e	Omeros Corp	1,510
120	*	OncoGenex Pharmaceutical, Inc	1,574
517	*,e	Oncothyreon, Inc	993
864	*	Onyx Pharmaceuticals, Inc	65,258
2,882	*,e	Opko Health, Inc	13,862
571	*,e	Optimer Pharmaceuticals, Inc	5,168
781	*,e	Orexigen Therapeutics, Inc	4,116
170	*,e	Osiris Therapeutics, Inc	1,527
424	*	Pacific Biosciences of California, Inc	721
239	*,e	Pacira Pharmaceuticals, Inc	4,175
300		Pain Therapeutics, Inc	813
762	*	Parexel International Corp	22,548
1,837	e	PDL BioPharma, Inc	12,951
1,408		PerkinElmer, Inc	44,690
1,211		Perrigo Co	125,980
97,733		Pfizer, Inc	2,451,144
688	*	Pharmacyclics, Inc	39,835
322	*	Pozen, Inc	1,613
300	*	Progenics Pharmaceuticals, Inc	894
3,176	*	Qiagen N.V. (NASDAQ)	57,644
698	e	Questcor Pharmaceuticals, Inc	18,651
401	*,e	Raptor Pharmaceutical Corp	2,346
1,010	*	Regeneron Pharmaceuticals, Inc	172,781
390	*	Repligen Corp	2,453
190	*	Repros Therapeutics, Inc	2,993
854	*	Rigel Pharmaceuticals, Inc	5,551
85	*	Sagent Pharmaceuticals	1,368
722	*	Salix Pharmaceuticals Ltd	29,227
410	*,e	Sangamo Biosciences, Inc	2,464
630	*	Santarus, Inc	6,917
716	*	Sciclone Pharmaceuticals, Inc	3,086
1,200	*,e	Seattle Genetics, Inc	27,840
1,228	*,e	Sequenom, Inc	5,796
310	*	SIGA Technologies, Inc	812
823	e	Spectrum Pharmaceuticals, Inc	9,209
1,007	*	Sunesis Pharmaceuticals, Inc	4,229
40	*	Supernus Pharmaceuticals, Inc	287
116	*	Synageva BioPharma Corp	5,370
524	*,e	Synergy Pharmaceuticals, Inc	2,756
271	*,e	Synta Pharmaceuticals Corp	2,444
286	*	Targacept, Inc	1,253
580		Techne Corp	39,637
853	*	Theravance, Inc	18,996
4,901		Thermo Electron Corp	312,586
582	*,e	Threshold Pharmaceuticals, Inc	2,450
686	*	United Therapeutics Corp	36,646
317	*	Vanda Pharmaceuticals, Inc	1,173
160	*,e	Ventrus Biosciences, Inc	346
2,681	*	Vertex Pharmaceuticals, Inc	112,441

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

423	*	Vical, Inc	$1,231
931	*	Viropharma, Inc	21,190
1,259	*,e	Vivus, Inc	16,896
2,109		Warner Chilcott plc	25,392
1,161	*	Waters Corp	101,146
1,696	*	Watson Pharmaceuticals, Inc	145,856
288	*	Xenoport, Inc	2,238
852	*,e	XOMA Corp	2,041
599	*,e	ZIOPHARM Oncology, Inc	2,492

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14,334,624

REAL ESTATE - 3.7%
588		Acadia Realty Trust	14,747
197		AG Mortgage Investment Trust	4,626
79		Agree Realty Corp	2,116
519	*	Alexander & Baldwin, Inc	15,243
24		Alexander’s, Inc	7,939
789		Alexandria Real Estate Equities, Inc	54,694
393		American Assets Trust, Inc	10,977
1,190		American Campus Communities, Inc	54,895
4,376		American Capital Agency Corp	126,641
459		American Capital Mortgage, Inc	10,819
2,014		American Realty Capital Trust, Inc	23,262
5,225		American Tower Corp	403,736
13,498		Annaly Capital Management, Inc	189,512
1,733		Anworth Mortgage Asset Corp	10,017
1,694		Apartment Investment & Management Co (Class A)	45,840
131		Apollo Commercial Real Estate Finance, Inc	2,126
100		Ares Commercial Real Estate Corp	1,642
3,847		ARMOUR Residential REIT, Inc	24,890
1,263		Ashford Hospitality Trust, Inc	13,274
672		Associated Estates Realty Corp	10,833
110	*	AV Homes, Inc	1,564
1,487		AvalonBay Communities, Inc	201,622
1,962		BioMed Realty Trust, Inc	37,925
2,022		Boston Properties, Inc	213,948
1,819		Brandywine Realty Trust	22,174
940		BRE Properties, Inc (Class A)	47,780
1,003		Camden Property Trust	68,415
373		Campus Crest Communities, Inc	4,573
1,088		Capital Lease Funding, Inc	6,060
1,194		Capstead Mortgage Corp	13,695
2,043		CBL & Associates Properties, Inc	43,332
4,167	*	CBRE Group, Inc	82,923
1,018		Cedar Shopping Centers, Inc	5,375
105		Chatham Lodging Trust	1,615
462		Chesapeake Lodging Trust	9,647
13,015		Chimera Investment Corp	33,969
1,235		Colonial Properties Trust	26,392
666		Colony Financial, Inc	12,987
238		Coresite Realty	6,583
851		Corporate Office Properties Trust	21,258
1,084		Cousins Properties, Inc	9,051
715		CreXus Investment Corp	8,759
1,560		CubeSmart	22,729
2,264		CYS Investments, Inc	26,738
3,066		DCT Industrial Trust, Inc	19,898
2,914		DDR Corp	45,633
2,598		DiamondRock Hospitality Co	23,382
1,549		Digital Realty Trust, Inc	105,162
1,771		Douglas Emmett, Inc	41,264
3,378		Duke Realty Corp	46,853
734		DuPont Fabros Technology, Inc	17,733
1,055		Dynex Capital, Inc	9,959

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

361		EastGroup Properties, Inc	$19,425
1,317		Education Realty Trust, Inc	14,013
580		Entertainment Properties Trust	26,744
560		Equity Lifestyle Properties, Inc	37,682
693		Equity One, Inc	14,560
4,205		Equity Residential	238,297
447		Essex Property Trust, Inc	65,553
424		Excel Trust, Inc	5,372
1,320		Extra Space Storage, Inc	48,035
812		Federal Realty Investment Trust	84,464
2,088	*	FelCor Lodging Trust, Inc	9,751
1,135	*	First Industrial Realty Trust, Inc	15,981
627		First Potomac Realty Trust	7,750
1,703	*	Forest City Enterprises, Inc (Class A)	27,503
498	*	Forestar Real Estate Group, Inc	8,630
839		Franklin Street Properties Corp	10,328
7,127		General Growth Properties, Inc	141,471
404		Getty Realty Corp	7,296
579		Gladstone Commercial Corp	10,393
1,772		Glimcher Realty Trust	19,652
625		Government Properties Income Trust	14,981
580	*	Gramercy Capital Corp	1,705
20		Gyrodyne Co of America, Inc	1,441
1,245		Hatteras Financial Corp	30,888
5,770		HCP, Inc	260,689
3,532		Health Care REIT, Inc	216,476
993		Healthcare Realty Trust, Inc	23,842
3,082		Hersha Hospitality Trust	15,410
939		Highwoods Properties, Inc	31,410
606		Home Properties, Inc	37,154
1,572		Hospitality Properties Trust	36,816
9,134		Host Marriott Corp	143,130
348	*	Howard Hughes Corp	25,411
1,208		HRPT Properties Trust	19,135
467		Hudson Pacific Properties	9,835
843		Inland Real Estate Corp	7,064
1,511		Invesco Mortgage Capital, Inc	29,782
895		Investors Real Estate Trust	7,813
1,264	*	iStar Financial, Inc	10,302
533		Jones Lang LaSalle, Inc	44,740
449		Kennedy-Wilson Holdings, Inc	6,277
869		Kilroy Realty Corp	41,165
5,170		Kimco Realty Corp	99,884
715		Kite Realty Group Trust	3,997
1,327		LaSalle Hotel Properties	33,693
2,104		Lexington Corporate Properties Trust	21,987
1,338		Liberty Property Trust	47,860
376		LTC Properties, Inc	13,231
1,684		Macerich Co	98,177
1,118		Mack-Cali Realty Corp	29,191
1,859		Medical Properties Trust, Inc	22,234
4,747		MFA Mortgage Investments, Inc	38,498
521		Mid-America Apartment Communities, Inc	33,735
516		Monmouth Real Estate Investment Corp (Class A)	5,346
478		National Health Investors, Inc	27,021
1,391		National Retail Properties, Inc	43,399
220		New York Mortgage Trust, Inc	1,390
2,419		NorthStar Realty Finance Corp	17,030
894		NRDC Acquisition Corp	11,497
1,261		Omega Healthcare Investors, Inc	30,075
498		One Liberty Properties, Inc	10,104
259		Parkway Properties, Inc	3,623
650		Pebblebrook Hotel Trust	15,015
759		Pennsylvania Real Estate Investment Trust	13,389
763		Pennymac Mortgage Investment Trust	19,296
2,149		Piedmont Office Realty Trust, Inc	38,789

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,049		Plum Creek Timber Co, Inc	$90,914
745		Post Properties, Inc	37,213
481		Potlatch Corp	18,850
5,849		Prologis, Inc	213,430
235		PS Business Parks, Inc	15,270
1,855		Public Storage, Inc	268,901
1,095		RAIT Investment Trust	6,187
459		Ramco-Gershenson Properties	6,109
1,593		Rayonier, Inc	82,565
641	*	Realogy Holdings Corp	26,896
1,684		Realty Income Corp	67,714
936		Redwood Trust, Inc	15,809
1,142		Regency Centers Corp	53,811
897		Resource Capital Corp	5,023
1,081		Retail Properties of America, Inc	12,940
1,353		RLJ Lodging Trust	26,208
262		Rouse Properties, Inc	4,433
479		Ryman Hospitality Properties	18,422
539		Sabra Healthcare REIT, Inc	11,707
133		Saul Centers, Inc	5,691
114		Select Income REIT	2,824
2,067		Senior Housing Properties Trust	48,864
4,021		Simon Property Group, Inc	635,680
1,116		SL Green Realty Corp	85,541
367		Sovran Self Storage, Inc	22,791
810	*,e	St. Joe Co	18,695
204		STAG Industrial, Inc	3,666
1,474		Starwood Property Trust, Inc	33,843
3,163	*	Strategic Hotels & Resorts, Inc	20,243
346		Summit Hotel Properties, Inc	3,287
337		Sun Communities, Inc	13,443
1,531	*	Sunstone Hotel Investors, Inc	16,397
1,271		Tanger Factory Outlet Centers, Inc	43,468
798		Taubman Centers, Inc	62,819
156	*	Tejon Ranch Co	4,380
108		Terreno Realty Corp	1,668
406		Thomas Properties Group, Inc	2,196
3,785		Two Harbors Investment Corp	41,938
3,422		UDR, Inc	81,375
120		UMH Properties, Inc	1,240
200		Universal Health Realty Income Trust	10,122
213		Urstadt Biddle Properties, Inc (Class A)	4,192
3,669		Ventas, Inc	237,458
2,502		Vornado Realty Trust	200,360
820		Washington Real Estate Investment Trust	21,443
1,502		Weingarten Realty Investors	40,209
99		Western Asset Mortgage Capital Corp	1,957
7,323		Weyerhaeuser Co	203,726
550		Whitestone REIT	7,728
242		Winthrop Realty Trust	2,674

		TOTAL REAL ESTATE	7,635,974

RETAILING - 4.2%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	11,296
998		Aaron’s, Inc	28,223
1,092		Abercrombie & Fitch Co (Class A)	52,383
934		Advance Auto Parts, Inc	67,575
1,127	*	Aeropostale, Inc	14,662
4,712	*	Amazon.com, Inc	1,183,372
2,498		American Eagle Outfitters, Inc	51,234
122	*	America’s Car-Mart, Inc	4,943
671	*	Ann Taylor Stores Corp	22,707
359	*	Asbury Automotive Group, Inc	11,499
1,563	*	Ascena Retail Group, Inc	28,900
942	*	Audiovox Corp (Class A)	6,340
508	*	Autonation, Inc	20,168

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

489	*	Autozone, Inc	$173,316
477	*,e	Barnes & Noble, Inc	7,198
380		Bebe Stores, Inc	1,516
3,038	*	Bed Bath & Beyond, Inc	169,855
3,415		Best Buy Co, Inc	40,468
334		Big 5 Sporting Goods Corp	4,375
884	*	Big Lots, Inc	25,159
158	*,e	Blue Nile, Inc	6,083
142	*	Body Central Corp	1,414
564	e	Bon-Ton Stores, Inc	6,836
482		Brown Shoe Co, Inc	8,854
408	e	Buckle, Inc	18,213
535	*	Cabela’s, Inc	22,336
60	*	CafePress, Inc	346
2,896	*	Carmax, Inc	108,716
514	*	Casual Male Retail Group, Inc	2,159
525		Cato Corp (Class A)	14,401
2,122		Chico’s FAS, Inc	39,172
335	*	Children’s Place Retail Stores, Inc	14,837
243	*	Citi Trends, Inc	3,344
319	*,e	Conn’s, Inc	9,787
108		Core-Mark Holding Co, Inc	5,114
118		Destination Maternity Corp	2,544
1,171		Dick’s Sporting Goods, Inc	53,269
374		Dillard’s, Inc (Class A)	31,330
2,462	*	Dollar General Corp	108,550
2,944	*	Dollar Tree, Inc	119,409
417		DSW, Inc (Class A)	27,393
1,111		Expedia, Inc	68,271
1,135	*	Express Parent LLC	17,127
1,298		Family Dollar Stores, Inc	82,306
681		Finish Line, Inc (Class A)	12,891
140	*,e	Five Below, Inc	4,486
1,926		Foot Locker, Inc	61,863
443	*,e	Francesca’s Holdings Corp	11,500
480		Fred’s, Inc (Class A)	6,389
1,759	e	GameStop Corp (Class A)	44,133
3,844		Gap, Inc	119,318
311	*	Genesco, Inc	17,105
2,032		Genuine Parts Co	129,195
910		GNC Holdings, Inc	30,285
107	*	Gordmans Stores, Inc	1,607
300		Group 1 Automotive, Inc	18,597
511	*,e	Groupon, Inc	2,494
822		Guess?, Inc	20,172
166		Haverty Furniture Cos, Inc	2,707
176	*,e	HHgregg, Inc	1,236
335	*	Hibbett Sports, Inc	17,654
20,017		Home Depot, Inc	1,238,051
405	*	HomeAway, Inc	8,910
450		Hot Topic, Inc	4,343
475		HSN, Inc	26,163
2,054	e	JC Penney Co, Inc	40,484
349	*	JOS A Bank Clothiers, Inc	14,860
145	*	Kirkland’s, Inc	1,536
3,089		Kohl’s Corp	132,765
7,348	*	Liberty Media Holding Corp (Interactive A)	144,609
490	*	Liberty Ventures	33,202
3,064		Limited Brands, Inc	144,192
205		Lithia Motors, Inc (Class A)	7,671
3,744	*	LKQ Corp	78,998
14,619		Lowe’s Companies, Inc	519,267
351	*	Lumber Liquidators, Inc	18,543
5,264		Macy’s, Inc	205,401
257	*	MarineMax, Inc	2,298
139	*,e	Mattress Firm Holding Corp	3,410

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

593		Men’s Wearhouse, Inc	$18,478
361	e	Monro Muffler, Inc	12,624
855	*,e	NetFlix, Inc	79,327
512	*	New York & Co, Inc	1,951
1,992		Nordstrom, Inc	106,572
414		Nutri/System, Inc	3,391
4,794	*	Office Depot, Inc	15,724
1,103		OfficeMax, Inc	10,765
482	*	Orbitz Worldwide, Inc	1,311
1,602	*	O’Reilly Automotive, Inc	143,251
176	*,e	Overstock.com, Inc	2,519
500		Penske Auto Group, Inc	15,045
614		PEP Boys - Manny Moe & Jack	6,036
60	*	Perfumania Holdings, Inc	295
278	e	PetMed Express, Inc	3,086
1,378		Petsmart, Inc	94,173
1,228		Pier 1 Imports, Inc	24,560
646	*	Priceline.com, Inc	401,295
1,485	e	RadioShack Corp	3,148
793		Rent-A-Center, Inc	27,247
2,876		Ross Stores, Inc	155,735
180	*	Rue21, Inc	5,110
1,535	*,e	Saks, Inc	16,133
2,004	*	Sally Beauty Holdings, Inc	47,234
481	*,e	Sears Holdings Corp	19,894
159	*	Sears Hometown and Outlet Stores, Inc	5,177
717	*	Select Comfort Corp	18,764
326		Shoe Carnival, Inc	6,680
451	*	Shutterfly, Inc	13,471
1,056		Signet Jewelers Ltd	56,390
481		Sonic Automotive, Inc (Class A)	10,048
411		Stage Stores, Inc	10,185
8,866		Staples, Inc	101,072
200		Stein Mart, Inc	1,508
151		Systemax, Inc	1,457
8,581		Target Corp	507,738
1,588		Tiffany & Co	91,056
120	*	Tilly’s, Inc	1,619
9,605		TJX Companies, Inc	407,732
898		Tractor Supply Co	79,347
1,132	*	TripAdvisor, Inc	47,499
228	*	Tuesday Morning Corp	1,425
814		Ulta Salon Cosmetics & Fragrance, Inc	79,984
1,468	*	Urban Outfitters, Inc	57,780
150	*	US Auto Parts Network, Inc	274
280	*,e	Vitacost.com, Inc	1,898
425	*	Vitamin Shoppe, Inc	24,378
178	*	West Marine, Inc	1,914
1,045	*	Wet Seal, Inc (Class A)	2,884
524	*	WEX, Inc	39,494
1,141		Williams-Sonoma, Inc	49,942
245	*,e	Zumiez, Inc	4,755

		TOTAL RETAILING	8,662,710

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
504	*	Advanced Energy Industries, Inc	6,960
8,180	*,e	Advanced Micro Devices, Inc	19,632
183	*	Alpha & Omega Semiconductor Ltd	1,537
4,086		Altera Corp	140,722
1,245	*,e	Amkor Technology, Inc	5,291
891	*	Anadigics, Inc	2,245
3,920		Analog Devices, Inc	164,875
16,283		Applied Materials, Inc	186,278
891	*	Applied Micro Circuits Corp	7,484
5,710	*	Atmel Corp	37,401

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

395	*	ATMI, Inc	$8,248
3,099		Avago Technologies Ltd	98,114
6,246	*	Axcelis Technologies, Inc	8,682
1,188	*	AXT, Inc	3,338
6,997		Broadcom Corp (Class A)	232,370
831		Brooks Automation, Inc	6,690
285		Cabot Microelectronics Corp	10,120
664	*	Cavium Networks, Inc	20,723
234	*	Ceva, Inc	3,686
821	*	Cirrus Logic, Inc	23,784
280		Cohu, Inc	3,035
1,474	*,e	Cree, Inc	50,087
422	*	Cymer, Inc	38,161
2,072		Cypress Semiconductor Corp	22,460
395	*	Diodes, Inc	6,853
289	*	DSP Group, Inc	1,665
1,676	*	Entegris, Inc	15,386
903	*	Entropic Communications, Inc	4,777
520	*	Exar Corp	4,628
1,829	*	Fairchild Semiconductor International, Inc	26,338
737	*,e	First Solar, Inc	22,759
593	*	Formfactor, Inc	2,704
537	*,e	Freescale Semiconductor Holdings Ltd	5,912
234	*	GSI Technology, Inc	1,467
1,568	*,e	GT Solar International, Inc	4,735
459	*	Hittite Microwave Corp	28,504
252	*	Inphi Corp	2,414
1,945	*	Integrated Device Technology, Inc	14,198
306	*	Integrated Silicon Solution, Inc	2,754
65,759		Intel Corp	1,356,608
853	*	International Rectifier Corp	15,124
1,619		Intersil Corp (Class A)	13,422
257		IXYS Corp	2,349
2,125		Kla-Tencor Corp	101,490
800	*	Kopin Corp	2,664
2,229	*	Lam Research Corp	80,534
1,300	*	Lattice Semiconductor Corp	5,187
3,060		Linear Technology Corp	104,958
7,838	*	LSI Logic Corp	55,493
584	*	LTX-Credence Corp	3,831
80	*	MA-COM Technology Solutions	1,198
6,576		Marvell Technology Group Ltd	47,742
740	*	Mattson Technology, Inc	622
3,850		Maxim Integrated Products, Inc	113,190
87	*	MaxLinear, Inc	437
2,748	*	MEMC Electronic Materials, Inc	8,821
797		Micrel, Inc	7,572
2,624		Microchip Technology, Inc	85,516
12,574	*	Micron Technology, Inc	79,845
1,063	*	Microsemi Corp	22,366
378	*,e	Mindspeed Technologies, Inc	1,769
766	*	MIPS Technologies, Inc	5,990
604		MKS Instruments, Inc	15,571
407		Monolithic Power Systems, Inc	9,068
316	*	MoSys, Inc	1,100
214	*	Nanometrics, Inc	3,086
55	*	NVE Corp	3,052
7,852		Nvidia Corp	96,501
721	*	Omnivision Technologies, Inc	10,152
5,763	*	ON Semiconductor Corp	40,629
268	*	PDF Solutions, Inc	3,693
304	*	Pericom Semiconductor Corp	2,441
666	*	Photronics, Inc	3,969
410	*	PLX Technology, Inc	1,488
2,763	*	PMC - Sierra, Inc	14,395
358		Power Integrations, Inc	12,032

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

490	*,e	QuickLogic Corp	$1,063
1,317	*	Rambus, Inc	6,427
3,137	*	RF Micro Devices, Inc	14,054
149	*,e	Rubicon Technology, Inc	910
351	*	Rudolph Technologies, Inc	4,721
936	*	Semtech Corp	27,097
373	*	Sigma Designs, Inc	1,921
1,131	*	Silicon Image, Inc	5,610
618	*	Silicon Laboratories, Inc	25,839
2,390	*	Skyworks Solutions, Inc	48,517
622	*	Spansion, Inc	8,652
345	*,e	STR Holdings, Inc	869
1,213	*	SunPower Corp	6,817
100		Supertex, Inc	1,755
2,374	*	Teradyne, Inc	40,097
605		Tessera Technologies, Inc	9,934
14,673		Texas Instruments, Inc	453,983
1,986	*	Triquint Semiconductor, Inc	9,612
267	*	Ultra Clean Holdings	1,311
283	*	Ultratech, Inc	10,556
512	*	Veeco Instruments, Inc	15,114
288	*	Volterra Semiconductor Corp	4,945
3,371		Xilinx, Inc	121,019

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,401,745

SOFTWARE & SERVICES - 9.3%
552	*	Accelrys, Inc	4,996
8,408		Accenture plc	559,132
503	*	ACI Worldwide, Inc	21,976
490	*,e	Active Network, Inc	2,406
5,714		Activision Blizzard, Inc	60,683
620	*	Actuate Corp	3,472
1,008	*	Acxiom Corp	17,600
6,395	*	Adobe Systems, Inc	240,964
374	*	Advent Software, Inc	7,996
2,323	*	Akamai Technologies, Inc	95,034
640	*	Alliance Data Systems Corp	92,646
2,552		Amdocs Ltd	86,742
276		American Software, Inc (Class A)	2,142
456	*,e	Angie’s List, Inc	5,467
1,184	*	Ansys, Inc	79,731
1,288		AOL, Inc	38,138
1,185	*	Aspen Technology, Inc	32,753
2,934	*	Autodesk, Inc	103,717
6,383		Automatic Data Processing, Inc	363,895
588	*,e	Bankrate, Inc	7,321
116	*	Bazaarvoice, Inc	1,085
538		Blackbaud, Inc	12,283
367	*	Blucora, Inc	5,766
2,153	*	BMC Software, Inc	85,388
294		Booz Allen Hamilton Holding Co	4,092
421	*	Bottomline Technologies, Inc	11,110
1,693		Broadridge Financial Solutions, Inc	38,736
440	*	BroadSoft, Inc	15,985
4,559		CA, Inc	100,207
372	*	CACI International, Inc (Class A)	20,471
3,489	*	Cadence Design Systems, Inc	47,136
370	*,e	Callidus Software, Inc	1,680
531	*	Cardtronics, Inc	12,606
90		Cass Information Systems, Inc	3,798
834	*	Ciber, Inc	2,786
2,423	*	Citrix Systems, Inc	159,312
118	*,m	Clinical Data, Inc	112
4,039	*	Cognizant Technology Solutions Corp (Class A)	299,088
547	*	Commvault Systems, Inc	38,131

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,926		Computer Sciences Corp	$77,136
174	*	Computer Task Group, Inc	3,172
2,948	*	Compuware Corp	32,045
399	*	comScore, Inc	5,498
276	*	Comverse, Inc	7,874
555	*	Concur Technologies, Inc	37,474
342	*,e	Constant Contact, Inc	4,860
1,480		Convergys Corp	24,287
431	*	Cornerstone OnDemand, Inc	12,727
350	*	CoStar Group, Inc	31,279
485	*	CSG Systems International, Inc	8,817
485	*	DealerTrack Holdings, Inc	13,929
379	*,e	Demand Media, Inc	3,521
86	*,e	Demandware, Inc	2,350
606	*	Dice Holdings, Inc	5,563
453	*	Digital River, Inc	6,519
85		DMRC Corp	1,759
426		DST Systems, Inc	25,816
1,405		Earthlink, Inc	9,076
15,029	*	eBay, Inc	766,780
322	e	Ebix, Inc	5,175
4,129	*	Electronic Arts, Inc	59,994
280	*	Ellie Mae, Inc	7,770
116	*	Eloqua, Inc	2,736
269	*	Envestnet, Inc	3,753
100	*,e	Envivio, Inc	170
405		EPIQ Systems, Inc	5,176
625	*	Equinix, Inc	128,875
589	*	Euronet Worldwide, Inc	13,900
122	*,e	ExactTarget, Inc	2,440
250	*	ExlService Holdings, Inc	6,625
5,350	*	Facebook, Inc	142,470
614		Factset Research Systems, Inc	54,069
602		Fair Isaac Corp	25,302
313	*	FalconStor Software, Inc	729
3,212		Fidelity National Information Services, Inc	111,810
1,356	*	First American Corp	36,504
1,765	*	Fiserv, Inc	139,488
617	*	FleetCor Technologies, Inc	33,102
178		Forrester Research, Inc	4,770
1,660	*	Fortinet, Inc	34,976
1,208	*	Gartner, Inc	55,592
1,564		Genpact Ltd	24,242
299	*,e,m	Gerber Scientific, Inc	0
824	*	Global Cash Access, Inc	6,460
1,079		Global Payments, Inc	48,879
531	*,e	Glu Mobile, Inc	1,216
3,369	*	Google, Inc (Class A)	2,389,867
200	*	Guidewire Software, Inc	5,944
476		Hackett Group, Inc	2,037
451		Heartland Payment Systems, Inc	13,304
384	*,e	Higher One Holdings, Inc	4,047
1,091		IAC/InterActiveCorp	51,604
384	*	iGate Corp	6,056
160	*	Imperva, Inc	5,045
99	*	Infoblox, Inc	1,779
1,333	*	Informatica Corp	40,417
279	*	Innodata Isogen, Inc	1,055
144	*	Interactive Intelligence, Inc	4,830
538	*	Internap Network Services Corp	3,734
14,193		International Business Machines Corp	2,718,669
3,877		Intuit, Inc	230,681
660	*	Ipass, Inc	1,208
544	e	j2 Global, Inc	16,636
1,107		Jack Henry & Associates, Inc	43,461
250	*	Jive Software, Inc	3,632

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

168		Keynote Systems, Inc	$2,367
298	*	Knot, Inc	2,771
1,154		Lender Processing Services, Inc	28,411
884	*,e	Limelight Networks, Inc	1,962
784	*	LinkedIn Corp	90,019
704	*	Lionbridge Technologies	2,830
325	*	Liquidity Services, Inc	13,279
697	*	Liveperson, Inc	9,159
252	*	LogMeIn, Inc	5,647
187	*,e	magicJack VocalTec Ltd	3,405
311	*	Manhattan Associates, Inc	18,766
292	e	Mantech International Corp (Class A)	7,574
206	e	Marchex, Inc (Class B)	847
280	*	Market Leader, Inc	1,834
1,417		Mastercard, Inc (Class A)	696,144
130	*,e	Mattersight Corp	646
482		MAXIMUS, Inc	30,472
1,291	*	Mentor Graphics Corp	21,973
1,140	*	Micros Systems, Inc	48,382
98,142		Microsoft Corp	2,623,336
100	*	MicroStrategy, Inc (Class A)	9,338
140	*,e	Millennial Media, Inc	1,754
529	*	ModusLink Global Solutions, Inc	1,534
278	*	MoneyGram International, Inc	3,695
443		Monotype Imaging Holdings, Inc	7,079
1,800	*,e	Monster Worldwide, Inc	10,116
696	*	Move, Inc	5,283
467	*	Netscout Systems, Inc	12,137
397	*	NetSuite, Inc	26,718
874	*	NeuStar, Inc (Class A)	36,647
789		NIC, Inc	12,892
3,067	*	Nuance Communications, Inc	68,455
293	*	OpenTable, Inc	14,298
49,840		Oracle Corp	1,660,669
1,520	*	Parametric Technology Corp	34,215
4,276		Paychex, Inc	133,155
162	e	Pegasystems, Inc	3,674
320	*	Perficient, Inc	3,770
170	*	Pervasive Software, Inc	1,515
240	*	PRG-Schultz International, Inc	1,548
831	*	Progress Software Corp	17,443
80	*	Proofpoint, Inc	985
283	*	PROS Holdings, Inc	5,176
43		QAD, Inc (Class A)	619
1,081	*	QLIK Technologies, Inc	23,479
335	*	QuinStreet, Inc	2,251
1,383	*	Rackspace Hosting, Inc	102,715
299	*	RealNetworks, Inc	2,260
475	*,e	RealPage, Inc	10,246
2,400	*	Red Hat, Inc	127,104
453	*	Responsys, Inc	2,700
127	*	Rosetta Stone, Inc	1,567
1,436	*	Rovi Corp	22,157
286	*	Saba Software, Inc	2,500
3,586		SAIC, Inc	40,594
1,821	*	Salesforce.com, Inc	306,110
170	*,e	Sapiens International Corp NV	680
1,557	*	Sapient Corp	16,442
150	*	Sciquest, Inc	2,379
334	*	Seachange International, Inc	3,230
184	*,e	ServiceNow, Inc	5,526
634	*,e	ServiceSource International LLC	3,709
782	*	SolarWinds, Inc	41,016
1,004		Solera Holdings, Inc	53,684
376	*	Sourcefire, Inc	17,755
150	*,e	Spark Networks, Inc	1,170

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

197	*	Splunk, Inc	$5,717
235	*	SPS Commerce, Inc	8,758
427	*	SS&C Technologies Holdings, Inc	9,872
192	*	Stamps.com, Inc	4,838
513	*	SupportSoft, Inc	2,144
9,430	*	Symantec Corp	177,378
90	*,e	Synacor, Inc	492
328	*	Synchronoss Technologies, Inc	6,918
1,849	*	Synopsys, Inc	58,872
190		Syntel, Inc	10,182
402	*	TA Indigo Holding Corp	2,480
925	*	Take-Two Interactive Software, Inc	10,184
383	*	Tangoe, Inc	4,546
132	*	TechTarget, Inc	733
205	*	TeleNav, Inc	1,636
455	*	TeleTech Holdings, Inc	8,099
2,163	*	Teradata Corp	133,868
2,110	*	TIBCO Software, Inc	46,441
1,671	*	TiVo, Inc	20,587
303	*	TNS, Inc	6,281
2,061		Total System Services, Inc	44,147
174	*	Travelzoo, Inc	3,304
432	*	Tyler Technologies, Inc	20,926
339	*	Ultimate Software Group, Inc	32,005
586	*	Unisys Corp	10,138
1,056		United Online, Inc	5,903
1,006	*	Unwired Planet, Inc	1,207
1,094	*	Valueclick, Inc	21,235
499	*	Vantiv, Inc	10,190
248	*	Vasco Data Security International	2,024
1,365	*	VeriFone Systems, Inc	40,513
264	*	Verint Systems, Inc	7,751
2,200	*	VeriSign, Inc	85,404
574	*,e	VirnetX Holding Corp	16,807
156	*	Virtusa Corp	2,563
6,800		Visa, Inc (Class A)	1,030,744
527	*,e	VistaPrint Ltd	17,317
1,149	*	VMware, Inc (Class A)	108,167
202	*	Vocus, Inc	3,511
807	*	WebMD Health Corp (Class A)	11,572
564	*	Websense, Inc	8,483
367	*	Website Pros, Inc	5,432
7,826		Western Union Co	106,512
331	*	Workday, Inc	18,040
16,331	*	Yahoo!, Inc	324,987
107	*,e	Yelp, Inc	2,017
743	*	Zix Corp	2,080
1,440	*	Zynga, Inc	3,413

		TOTAL SOFTWARE & SERVICES	19,205,525

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
645	*,e	3D Systems Corp	34,411
738	*	Acme Packet, Inc	16,325
806		Adtran, Inc	15,749
400	*	Agilysys, Inc	3,348
30	*,e	Ambient Corp	90
2,157		Amphenol Corp (Class A)	139,558
200	*	Anaren, Inc	3,890
356		Anixter International, Inc	22,777
12,159		Apple, Inc	6,481,112
1,549	*	Arris Group, Inc	23,142
1,424	*	Arrow Electronics, Inc	54,226
1,423	*,e	Aruba Networks, Inc	29,527
80	*,e	Audience, Inc	831
424	*	Avid Technology, Inc	3,214

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,830	*	Avnet, Inc	$56,016
583		AVX Corp	6,285
150		Aware, Inc	822
245	*	AX Holding Corp	1,715
258		Badger Meter, Inc	12,232
100		Bel Fuse, Inc (Class B)	1,955
750	*	Benchmark Electronics, Inc	12,465
226		Black Box Corp	5,501
1,360	*	Bookham, Inc	2,135
5,865	*	Brocade Communications Systems, Inc	31,260
358	*	CalAmp Corp	2,979
469	*	Calix Networks, Inc	3,607
500	*	Checkpoint Systems, Inc	5,370
1,254	*	Ciena Corp	19,688
69,902		Cisco Systems, Inc	1,373,574
542		Cognex Corp	19,956
306		Coherent, Inc	15,490
330		Comtech Telecommunications Corp	8,375
2,770	*	Comverse Technology, Inc	10,637
19,277		Corning, Inc	243,276
347	*	Cray, Inc	5,535
409		CTS Corp	4,348
423		Daktronics, Inc	4,683
185	*	Datalink Corp	1,582
19,104		Dell, Inc	193,524
772		Diebold, Inc	23,631
400	*	Digi International, Inc	3,788
633	e	Dolby Laboratories, Inc (Class A)	18,566
196	*	DTS, Inc	3,273
330	*	Echelon Corp	809
485	*	EchoStar Corp (Class A)	16,597
248		Electro Rent Corp	3,814
300		Electro Scientific Industries, Inc	2,985
630	*	Electronics for Imaging, Inc	11,964
27,224	*	EMC Corp	688,767
1,000	*	Emulex Corp	7,300
1,016	*	Extreme Networks, Inc	3,698
1,009	*	F5 Networks, Inc	98,024
252	*	Fabrinet	3,311
215	*	FARO Technologies, Inc	7,671
451		FEI Co	25,013
1,138	*,e	Finisar Corp	18,549
1,984		Flir Systems, Inc	44,263
1,128	*,e	Fusion-io, Inc	25,865
228	*	Globecomm Systems, Inc	2,576
327	*	GSI Group, Inc	2,832
1,150	*	Harmonic, Inc	5,831
1,483		Harris Corp	72,608
670	*	Harris Stratex Networks, Inc (Class A)	2,204
25,651		Hewlett-Packard Co	365,527
400	*	Imation Corp	1,868
289	*	Immersion Corp	1,985
1,220	*,e	Infinera Corp	7,088
2,058	*	Ingram Micro, Inc (Class A)	34,821
655	*	Insight Enterprises, Inc	11,377
564	e	InterDigital, Inc	23,180
745	*	Intermec, Inc	7,346
278	*	Intevac, Inc	1,271
466	*,e	InvenSense, Inc	5,177
407	e	IPG Photonics Corp	27,127
477	*	Itron, Inc	21,250
534	*	Ixia	9,067
2,392		Jabil Circuit, Inc	46,142
2,820	*	JDS Uniphase Corp	38,183
6,822	*	Juniper Networks, Inc	134,189
1,680	*	Kemet Corp	8,450

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

130	*	Key Tronic Corp	$1,331
172	*	KVH Industries, Inc	2,405
972	e	Lexmark International, Inc (Class A)	22,541
261		Littelfuse, Inc	16,106
124		Loral Space & Communications, Inc	6,778
315	*,e	Maxwell Technologies, Inc	2,611
187	*	Measurement Specialties, Inc	6,425
375	*	Mercury Computer Systems, Inc	3,450
30		Mesa Laboratories, Inc	1,503
447		Methode Electronics, Inc	4,483
1,677	e	Molex, Inc	45,832
3,903		Motorola, Inc	217,319
221		MTS Systems Corp	11,256
160	*	Multi-Fineline Electronix, Inc	3,234
1,200		National Instruments Corp	30,972
2,098	*	NCR Corp	53,457
290	*,e	Neonode, Inc	1,409
4,695	*	NetApp, Inc	157,517
454	*	Netgear, Inc	17,897
407	*	Newport Corp	5,474
3,625	*,e	OCZ Technology Group, Inc	6,924
252	*	Oplink Communications, Inc	3,926
252	*	OSI Systems, Inc	16,138
90	*,e	Palo Alto Networks, Inc	4,817
232		Park Electrochemical Corp	5,969
935	*,e	Parkervision, Inc	1,898
230		PC-Tel, Inc	1,656
554		Plantronics, Inc	20,426
511	*	Plexus Corp	13,184
2,192	*	Polycom, Inc	22,928
851	*,e	Power-One, Inc	3,498
248	*	Procera Networks, Inc	4,600
1,437	*	QLogic Corp	13,982
22,360		Qualcomm, Inc	1,386,767
4,721	*,e	Quantum Corp	5,854
301	*,e	Rackable Systems, Inc	3,079
187	*	Radisys Corp	557
485	*,e	RealD, Inc	5,437
181		Richardson Electronics Ltd	2,049
1,950	*	Riverbed Technology, Inc	38,454
383	*	Rofin-Sinar Technologies, Inc	8,303
200	*	Rogers Corp	9,932
3,074	*	SanDisk Corp	133,903
958	*	Sanmina Corp	10,605
321	*	Scansource, Inc	10,198
495	*	ShoreTel, Inc	2,099
3,028	*	Sonus Networks, Inc	5,148
488	*	STEC, Inc	2,406
234	*	Stratasys Ltd	18,755
258	*	Super Micro Computer, Inc	2,632
234		Sycamore Networks, Inc	524
396	*	Symmetricom, Inc	2,285
424	*	Synaptics, Inc	12,707
313	*	SYNNEX Corp	10,761
616	*	Tech Data Corp	28,047
4,811		Tellabs, Inc	10,969
210		Telular Corp	1,989
70		Tessco Technologies, Inc	1,550
1,589	*	Trimble Navigation Ltd	94,990
971	*	TTM Technologies, Inc	8,933
166	e	Ubiquiti Networks, Inc	2,015
527	*	Universal Display Corp	13,502
529	*,e	Viasat, Inc	20,578
1,895	*	Vishay Intertechnology, Inc	20,144
161	*	Vishay Precision Group, Inc	2,128
662	*	Westell Technologies, Inc	1,225

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,882		Western Digital Corp	$122,456
17,108		Xerox Corp	116,677
721	*	Zebra Technologies Corp (Class A)	28,321
198	*	Zygo Corp	3,109

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13,590,231

TELECOMMUNICATION SERVICES - 2.7%
754	*,e	8x8, Inc	5,572
76,302		AT&T, Inc	2,572,141
105		Atlantic Tele-Network, Inc	3,855
201	*,e	Boingo Wireless, Inc	1,518
277	*	Cbeyond Communications, Inc	2,504
7,920		CenturyTel, Inc	309,830
3,005	*	Cincinnati Bell, Inc	16,467
6,625	*	Clearwire Corp (Class A)	19,146
706		Cogent Communications Group, Inc	15,984
526		Consolidated Communications Holdings, Inc	8,374
3,883	*	Crown Castle International Corp	280,197
269	*,e	Fairpoint Communications, Inc	2,136
13,108	e	Frontier Communications Corp	56,102
464	*	General Communication, Inc (Class A)	4,450
126	*	Hawaiian Telcom Holdco, Inc	2,457
170		HickoryTech Corp	1,654
164		IDT Corp (Class B)	1,565
380	*	inContact, Inc	1,968
641	*,e	Iridium Communications, Inc	4,320
710	*,e	Leap Wireless International, Inc	4,721
2,242	*	Level 3 Communications, Inc	51,813
181		Lumos Networks Corp	1,814
3,750	*	MetroPCS Communications, Inc	37,275
391		Neutral Tandem, Inc	1,005
2,115	*,e	NII Holdings, Inc (Class B)	15,080
181		NTELOS Holdings Corp	2,373
430	*	Orbcomm, Inc	1,686
762	*	Premiere Global Services, Inc	7,452
153		Primus Telecommunications Group, Inc	1,663
1,628	*	SBA Communications Corp (Class A)	115,621
364		Shenandoah Telecom Co	5,573
38,066	*	Sprint Nextel Corp	215,834
1,221		Telephone & Data Systems, Inc	27,033
420	*,e	Towerstream Corp	1,365
1,990	*	tw telecom inc (Class A)	50,685
200	*	US Cellular Corp	7,048
250		USA Mobility, Inc	2,920
36,967		Verizon Communications, Inc	1,599,562
1,236	*	Vonage Holdings Corp	2,929
7,924	e	Windstream Corp	65,611

		TOTAL TELECOMMUNICATION SERVICES	5,529,303

TRANSPORTATION - 1.8%
776	*	Air Transport Services Group, Inc	3,112
1,022	*	Alaska Air Group, Inc	44,038
259		Allegiant Travel Co	19,013
100		Amerco, Inc	12,681
300		Arkansas Best Corp	2,865
331	*	Atlas Air Worldwide Holdings, Inc	14,667
1,259	*	Avis Budget Group, Inc	24,953
250		Celadon Group, Inc	4,517
2,041		CH Robinson Worldwide, Inc	129,032
795		Con-Way, Inc	22,117
448		Copa Holdings S.A. (Class A)	44,554
13,852		CSX Corp	273,300
10,863	*	Delta Air Lines, Inc	128,944
134	*	Echo Global Logistics, Inc	2,408
2,817		Expeditors International of Washington, Inc	111,412

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,164		FedEx Corp	$381,922
548		Forward Air Corp	19,185
2,210	*,e	Genco Shipping & Trading Ltd	7,713
552	*	Genesee & Wyoming, Inc (Class A)	41,996
633	*	Hawaiian Holdings, Inc	4,159
666		Heartland Express, Inc	8,705
3,035	*	Hertz Global Holdings, Inc	49,379
500	*	Hub Group, Inc (Class A)	16,800
64		International Shipholding Corp	1,055
1,134		J.B. Hunt Transport Services, Inc	67,711
2,933	*	JetBlue Airways Corp	16,747
1,469		Kansas City Southern Industries, Inc	122,632
708	*	Kirby Corp	43,818
691		Knight Transportation, Inc	10,109
644		Landstar System, Inc	33,784
384		Marten Transport Ltd	7,062
519		Matson, Inc	12,830
4,137		Norfolk Southern Corp	255,832
1,056	*	Old Dominion Freight Line	36,200
443	*	Pacer International, Inc	1,728
96	*	Park-Ohio Holdings Corp	2,046
48	*	Patriot Transportation Holding, Inc	1,365
772	*	Quality Distribution, Inc	4,632
220	*,e	Rand Logistics, Inc	1,430
421	*	Republic Airways Holdings, Inc	2,391
125	*	Roadrunner Transportation Services Holdings, Inc	2,268
655		Ryder System, Inc	32,704
133	*	Saia, Inc	3,075
692		Skywest, Inc	8,622
9,945		Southwest Airlines Co	101,837
538	*	Spirit Airlines, Inc	9,533
985	*	Swift Transportation Co, Inc	8,983
4,194	*	UAL Corp	98,056
6,225		Union Pacific Corp	782,607
9,461		United Parcel Service, Inc (Class B)	697,560
68		Universal Truckload Services, Inc	1,241
2,521	*	US Airways Group, Inc	34,034
1,203		UTI Worldwide, Inc	16,120
511		Werner Enterprises, Inc	11,073
239	*,e	Wesco Aircraft Holdings, Inc	3,157
220	*,e	XPO Logistics, Inc	3,824
341	*,e	Zipcar, Inc	2,810

		TOTAL TRANSPORTATION	3,806,348

UTILITIES - 3.4%
8,727		AES Corp	93,379
1,553		AGL Resources, Inc	62,073
597		Allete, Inc	24,465
1,411		Alliant Energy Corp	61,957
2,990		Ameren Corp	91,853
310	*,e	American DG Energy, Inc	716
6,169		American Electric Power Co, Inc	263,293
335		American States Water Co	16,073
2,339		American Water Works Co, Inc	86,847
1,767		Aqua America, Inc	44,917
77		Artesian Resources Corp	1,727
1,866	e	Atlantic Power Corp	21,328
1,110		Atmos Energy Corp	38,983
749		Avista Corp	18,058
557		Black Hills Corp	20,241
130	*,e	Cadiz, Inc	1,030
468		California Water Service Group	8,588
5,138	*	Calpine Corp	93,152
5,394		Centerpoint Energy, Inc	103,835
250		CH Energy Group, Inc	16,305

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES	COMPANY	VALUE

107	Chesapeake Utilities Corp	$4,858
757	Cleco Corp	30,288
3,237	CMS Energy Corp	78,918
98	Connecticut Water Service, Inc	2,918
3,719	Consolidated Edison, Inc	206,553
160	Consolidated Water Co, Inc	1,184
90	Delta Natural Gas Co, Inc	1,760
7,487	Dominion Resources, Inc	387,827
2,106	DTE Energy Co	126,465
9,252	Duke Energy Corp	590,278
4,138	Edison International	186,996
600	El Paso Electric Co	19,146
648	Empire District Electric Co	13,206
2,251	Entergy Corp	143,501
11,372	Exelon Corp	338,203
5,213	FirstEnergy Corp	217,695
164	Genie Energy Ltd	1,164
1,857	Great Plains Energy, Inc	37,716
1,196	Hawaiian Electric Industries, Inc	30,067
750	Idacorp, Inc	32,513
972	Integrys Energy Group, Inc	50,758
695	ITC Holdings Corp	53,452
400	Laclede Group, Inc	15,444
2,402	MDU Resources Group, Inc	51,019
419	MGE Energy, Inc	21,348
155	Middlesex Water Co	3,032
960	National Fuel Gas Co	48,662
646	New Jersey Resources Corp	25,595
5,534	NextEra Energy, Inc	382,897
3,472	NiSource, Inc	86,418
4,073	Northeast Utilities	159,173
333	Northwest Natural Gas Co	14,719
435	NorthWestern Corp	15,108
4,113	NRG Energy, Inc	94,551
2,932	NV Energy, Inc	53,187
1,291	OGE Energy Corp	72,696
2,664	Oneok, Inc	113,886
240	Ormat Technologies, Inc	4,627
540	Otter Tail Corp	13,500
3,101	Pepco Holdings, Inc	60,811
5,405	PG&E Corp	217,173
956	Piedmont Natural Gas Co, Inc	29,932
1,446	Pinnacle West Capital Corp	73,717
1,049	PNM Resources, Inc	21,515
1,142	Portland General Electric Co	31,245
7,253	PPL Corp	207,653
6,478	Public Service Enterprise Group, Inc	198,227
2,262	Questar Corp	44,697
1,500	SCANA Corp	68,460
3,061	Sempra Energy	217,147
138	SJW Corp	3,671
487	South Jersey Industries, Inc	24,511
11,461	Southern Co	490,645
587	Southwest Gas Corp	24,895
2,675	TECO Energy, Inc	44,833
1,412	UGI Corp	46,187
895	UIL Holdings Corp	32,050
126	Unitil Corp	3,266
511	UNS Energy Corp	21,677
980	Vectren Corp	28,812
1,603	Westar Energy, Inc	45,878
691	WGL Holdings, Inc	27,080
2,979	Wisconsin Energy Corp	109,776
6,137	Xcel Energy, Inc	163,919
142	York Water Co	2,495

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

		TOTAL UTILITIES	$7,040,420

		TOTAL COMMON STOCKS (Cost $170,587,880)	205,314,106

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
178	e	Magnum Hunter Resources Corp	91

		TOTAL ENERGY	91

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
955		Allos Therapeutics, Inc	19

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	19

		TOTAL RIGHTS / WARRANTS (Cost $0)	110

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
4,219,980	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,219,980

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,219,980

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,219,980)	4,219,980

		TOTAL INVESTMENTS - 101.1% (Cost $174,807,860)	209,534,196
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(2,444,473)

		NET ASSETS - 100.0%	$207,089,723

Abbreviation(s):

REIT    Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,181,940.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BELGIUM - 1.0%
13,874		UCB S.A.	$794,819

		TOTAL BELGIUM	794,819

CHINA - 2.9%
588,500	e	Anhui Conch Cement Co Ltd	2,198,259

		TOTAL CHINA	2,198,259

FRANCE - 10.3%
4,605		Atos Origin S.A.	323,394
59,592		BNP Paribas	3,392,575
22,424		Compagnie Generale d’Optique Essilor International S.A.	2,261,622
19,988		Lafarge S.A.	1,290,671
5,174		Nexity	175,506
1,726		Societe BIC S.A.	206,891
2,217		Technip S.A.	256,365

		TOTAL FRANCE	7,907,024

GERMANY - 15.8%
49,480		Bayer AG.	4,718,503
9,157		Beiersdorf AG.	749,781
11,559		Continental AG.	1,347,239
19,198		Henkel KGaA (Preference)	1,579,440
31,150		Lanxess AG.	2,746,788
7,887		Merck KGaA	1,039,466

		TOTAL GERMANY	12,181,217

HONG KONG - 2.5%
228,200		AIA Group Ltd	905,117
214,000		Hang Lung Properties Ltd	861,225
180,000	e	Trinity Ltd	119,166

		TOTAL HONG KONG	1,885,508

INDIA - 2.3%
142,740		HDFC Bank Ltd	1,779,528

		TOTAL INDIA	1,779,528

ITALY - 2.0%
2,172		Saipem S.p.A.	84,606
294,846	*	UniCredit S.p.A	1,451,955

		TOTAL ITALY	1,536,561

JAPAN - 9.8%
60,600		Asics Corp	925,759
8,000		Daikin Industries Ltd	274,793
7,422		Denso Corp	258,465
550		Fanuc Ltd	102,327
1,600		Fast Retailing Co Ltd	408,337
134,000	e	Hitachi Ltd	788,524
45,200	e	LIXIL Group Corp	1,008,210
1,203		Kao Corp	31,347
980		Komatsu Ltd	25,147
993		Mitsubishi Corp	19,118
8,016		Mitsubishi Electric Corp	68,251

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

11,000		Mitsubishi Heavy Industries Ltd	$53,209
33,353		Mitsubishi UFJ Financial Group, Inc	180,477
5,000		Mitsui Trust Holdings, Inc	17,616
550		Nitto Denko Corp	27,087
1,050	e	NOK Corp	16,442
1,653	e	Nomura Holdings, Inc	9,785
61,825	*,e	Olympus Corp	1,199,449
18,150		Shin-Etsu Chemical Co Ltd	1,107,695
113,000		Shinsei Bank Ltd	226,174
950		Sony Corp	10,655
1,950		Sumitomo Corp	25,018
2,200		Sumitomo Metal Mining Co Ltd	31,055
2,000		Suruga Bank Ltd	24,598
14,000		Toyota Motor Corp	653,746
1,700		United Arrows Ltd	39,149

		TOTAL JAPAN	7,532,433

MACAU - 0.6%
111,200		Sands China Ltd	497,138

		TOTAL MACAU	497,138

NETHERLANDS - 0.0%
418		Royal Dutch Shell plc (A Shares)	14,509

		TOTAL NETHERLANDS	14,509

SINGAPORE - 1.2%
1,722,000		Golden Agri-Resources Ltd	926,694

		TOTAL SINGAPORE	926,694

SWEDEN - 6.9%
26,158		Assa Abloy AB (Class B)	984,658
141,327		SKF AB (B Shares)	3,579,472
59,098		Trelleborg AB (B Shares)	739,098

		TOTAL SWEDEN	5,303,228

SWITZERLAND - 15.6%
56,329		Adecco S.A.	2,983,084
3,520		Burckhardt Compression Holding AG.	1,154,540
204,455		Clariant AG.	2,788,710
1,644	e	Credit Suisse Group	40,124
125		Givaudan S.A.	132,099
44,398		Holcim Ltd	3,270,136
2,043		Nestle S.A.	133,292
7,114		Swatch Group AG. Reg	615,397
57,454		UBS AG. (Switzerland)	899,090

		TOTAL SWITZERLAND	12,016,472

UNITED KINGDOM - 26.6%
5,289*		Afren plc	11,477
55,001		Barclays plc	238,923
8,367		BG Group plc	139,560
79,042		British Sky Broadcasting plc	996,909
83,588		Carnival plc	3,245,910
74,861		Drax Group plc	670,194
229,060		Filtrona plc	2,060,054
18,492		Imperial Tobacco Group plc	716,963
3,521,403	*	Lloyds TSB Group plc	2,806,183
32,635		Reckitt Benckiser Group plc	2,071,656
184,916		Reed Elsevier plc	1,952,277
302,094		Tate & Lyle plc	3,737,565
39,175		Tullow Oil plc	816,697
5,635		Whitbread plc	226,440
16,970		Wolseley plc	811,483

		TOTAL UNITED KINGDOM	$20,502,291

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED STATES - 1.8%
25,272		iShares MSCI EAFE Index Fund	$1,435,955

		TOTAL UNITED STATES	1,435,955

		TOTAL COMMON STOCKS (Cost $69,582,999)	76,511,636

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.4%
3,411,250	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,411,250

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,411,250

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,411,250)	3,411,250

		TOTAL INVESTMENTS - 103.7% (Cost $72,994,249)	79,922,886
		OTHER ASSETS & LIABILITIES, NET - (3.7)%	(2,901,582)

		NET ASSETS - 100.0%	$77,021,304

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,222,952.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2012

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$15,652,554	20.4%
FINANCIALS	14,269,325	18.5
INDUSTRIALS	12,035,299	15.6
CONSUMER DISCRETIONARY	11,488,535	14.9
HEALTH CARE	10,013,859	13.0
CONSUMER STAPLES	9,946,738	12.9
ENERGY	1,323,214	1.7
INFORMATION TECHNOLOGY	1,111,918	1.4
UTILITIES	670,194	0.9
SHORT-TERM INVESTMENTS	3,411,250	4.4
OTHER ASSETS & LIABILITIES, NET	(2,901,582)	(3.7)

NET ASSETS	$77,021,304	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 95.7%

CORPORATE BONDS - 48.1%

AUTOMOBILES & COMPONENTS - 0.1%
$132,000		Delphi Corp	5.875%	05/15/19	$141,570
32,000		Ford Motor Co	7.450	07/16/31	40,640

		TOTAL AUTOMOBILES & COMPONENTS			182,210

BANKS - 6.3%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	103,761
150,000	g	Akbank TAS	3.875	10/24/17	154,248
200,000	g	Banco de Credito del Peru	5.375	09/16/20	221,500
200,000	g	Banco del Estado de Chile	2.000	11/09/17	199,667
150,000	g	Banco del Estado de Chile	3.875	02/08/22	159,199
200,000		Banco do Brasil S.A.	3.875	01/23/17	209,000
200,000		Banco do Brasil S.A.	3.875	10/10/22	201,500
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	203,500
110,000		Bancolombia S.A.	5.950	06/03/21	127,050
125,000		Bancolombia S.A.	5.125	09/11/22	130,000
200,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	200,940
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	156,041
120,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	128,100
200,000	g	Caixa Economica Federal	2.375	11/06/17	198,500
50,000		Capital One Capital V	8.875	05/15/40	50,000
67,000		Citigroup, Inc	6.000	12/13/13	70,207
50,000		Citigroup, Inc	5.000	09/15/14	52,604
100,000		Citigroup, Inc	2.250	08/07/15	102,413
23,000		Citigroup, Inc	6.125	05/15/18	27,564
750,000		Citigroup, Inc	4.500	01/14/22	836,778
350,000		Citigroup, Inc	5.875	01/30/42	431,951
800,000	g	Depfa ACS Bank	5.125	03/16/37	624,555
100,000		Deutsche Bank AG	3.875	08/18/14	104,969
50,000		Discover Bank	7.000	04/15/20	62,085
75,000	g	HSBC Bank plc	3.100	05/24/16	79,295
150,000	g	HSBC Bank plc	4.125	08/12/20	166,944
150,000		HSBC Holdings plc	4.000	03/30/22	164,230
225,000		HSBC USA, Inc	2.375	02/13/15	231,441
150,000		HSBC USA, Inc	1.625	01/16/18	150,136
750,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	749,440
100,000	g	ICICI Bank Ltd	5.500	03/25/15	105,718
60,000		JPMorgan Chase & Co	5.125	09/15/14	63,813
350,000		JPMorgan Chase & Co	1.100	10/15/15	349,989
135,000		JPMorgan Chase & Co	3.150	07/05/16	143,026
100,000		JPMorgan Chase & Co	5.500	10/15/40	122,246
625,000		JPMorgan Chase & Co	5.400	01/06/42	753,190
575,000	g	Mizuho Corporate Bank Ltd	1.550	10/17/17	575,577
200,000	g	PKO Finance AB	4.630	09/26/22	210,500
50,000		PNC Bank NA	2.700	11/01/22	50,016
175,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	176,019
100,000		PNC Funding Corp	5.125	02/08/20	118,933
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	189,350
200,000	g	State Bank of India	4.125	08/01/17	205,960
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	105,325
50,000		Toronto-Dominion Bank	2.500	07/14/16	52,602
200,000	g	Turkiye Is Bankasi	6.000	10/24/22	210,750
150,000		Union Bank NA	2.125	06/16/17	154,245
150,000		Union Bank of California NA	5.950	05/11/16	170,857

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$125,000		UnionBanCal Corp	3.500%	06/18/22	$131,842
200,000		US Bancorp	1.650	05/15/17	203,780
125,000		US Bancorp	2.950	07/15/22	126,278
100,000		Wachovia Bank NA	5.850	02/01/37	124,071
350,000		Wells Fargo & Co	1.500	07/01/15	356,030
200,000		Wells Fargo & Co	2.100	05/08/17	206,774
200,000		Wells Fargo & Co	1.500	01/16/18	200,328
100,000		Wells Fargo & Co	3.500	03/08/22	106,665
50,000		Westpac Banking Corp	3.000	08/04/15	52,808

		TOTAL BANKS			11,564,310

CAPITAL GOODS - 1.8%
250,000		Caterpillar Financial Services Corp	0.700	11/06/15	249,362
350,000		Caterpillar Financial Services Corp	1.250	11/06/17	349,736
200,000		Caterpillar, Inc	1.375	05/27/14	202,435
250,000		Caterpillar, Inc	1.500	06/26/17	253,196
250,000		Danaher Corp	1.300	06/23/14	252,742
250,000		Danaher Corp	2.300	06/23/16	261,430
100,000		Deere & Co	2.600	06/08/22	101,260
32,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	34,800
100,000	g	Myriad International Holding BV	6.375	07/28/17	112,750
525,000	g	Schneider Electric S.A.	2.950	09/27/22	529,147
150,000		Seagate HDD Cayman	7.000	11/01/21	160,875
111,000	g	Sealed Air Corp	8.125	09/15/19	124,875
111,000	g	Sealed Air Corp	8.375	09/15/21	126,818
120,000		SPX Corp	6.875	09/01/17	133,800
200,000	g	Turlock Corp	1.500	11/02/17	200,409
100,000	g	Turlock Corp	4.000	11/02/32	102,851
125,000		United Technologies Corp	1.800	06/01/17	128,670
50,000		United Technologies Corp	4.500	06/01/42	55,558

		TOTAL CAPITAL GOODS			3,380,714

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
100,000	g	ADT Corp	2.250	07/15/17	99,206
250,000		eBay, Inc	0.700	07/15/15	250,936
375,000		eBay, Inc	1.350	07/15/17	379,367
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	106,770
75,000		Republic Services, Inc	3.800	05/15/18	82,454
250,000		Republic Services, Inc	3.550	06/01/22	260,654
40,000		Republic Services, Inc	6.200	03/01/40	50,199
250,000		Waste Management, Inc	2.600	09/01/16	261,892

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,491,478

CONSUMER DURABLES & APPAREL - 0.1%
130,000		Hanesbrands, Inc	6.375	12/15/20	143,000
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	112,125

		TOTAL CONSUMER DURABLES & APPAREL			255,125

CONSUMER SERVICES - 0.8%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	108,375
150,000		DineEquity, Inc	9.500	10/30/18	170,437
150,000		GlaxoSmithKline Capital plc	1.500	05/08/17	152,181
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	161,975
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	113,353
200,000	g	Transnet Ltd	4.500	02/10/16	212,630
200,000	g	Transnet SOC Ltd	4.000	07/26/22	201,250
100,000		Walt Disney Co	4.500	12/15/13	103,883
100,000		Walt Disney Co	0.450	12/01/15	99,507
200,000		Walt Disney Co	1.125	02/15/17	200,152

		TOTAL CONSUMER SERVICES			1,523,743

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

DIVERSIFIED FINANCIALS - 8.6%
$40,000		Abbey National Treasury Services plc	4.000%	04/27/16	$42,295
150,000	g	Ajecorp BV	6.500	05/14/22	162,000
250,000		American Express Centurion Bank	0.875	11/13/15	249,816
125,000		American Express Centurion Bank	6.000	09/13/17	151,123
225,000		American Express Credit Corp	1.750	06/12/15	229,712
50,000		American Express Credit Corp	2.800	09/19/16	52,902
225,000	g	Bangkok Bank PCL	2.750	03/27/18	227,562
100,000	g	Bangkok Bank PCL	4.800	10/18/20	109,896
220,000	g	Bangkok Bank PCL	3.875	09/27/22	226,820
400,000		Bank of America Corp	1.500	10/09/15	402,045
200,000		Bank of America Corp	5.300	03/15/17	224,942
75,000		Bank of America Corp	5.750	12/01/17	87,420
775,000		Bank of America Corp	5.700	01/24/22	931,975
150,000		Bank of America Corp	5.875	02/07/42	187,138
525,000		Bank of New York Mellon Corp	2.300	07/28/16	548,758
50,000		Bank of New York Mellon Corp	5.450	05/15/19	59,748
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	159,375
175,000	g	BBVA Bancomer S.A.	6.750	09/30/22	196,875
150,000		Berkshire Hathaway, Inc	1.900	01/31/17	155,058
50,000		BlackRock, Inc	3.500	12/10/14	52,806
150,000		BlackRock, Inc	4.250	05/24/21	169,200
100,000		BlackRock, Inc	3.375	06/01/22	106,208
50,000		Capital One Bank USA NA	8.800	07/15/19	67,705
50,000		Capital One Financial Corp	3.150	07/15/16	53,084
400,000		Capital One Financial Corp	4.750	07/15/21	461,265
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	80,709
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	102,403
150,000		Credit Suisse	5.000	05/15/13	152,469
100,000		Credit Suisse	5.500	05/01/14	106,399
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,634
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	256,856
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,896
125,000		Ford Motor Credit Co LLC	4.250	09/20/22	132,173
25,000		General Electric Capital Corp	2.800	01/08/13	25,007
200,000		General Electric Capital Corp	1.875	09/16/13	201,972
450,000		General Electric Capital Corp	2.300	04/27/17	466,596
500,000		General Electric Capital Corp	1.600	11/20/17	500,325
1,185,000		General Electric Capital Corp	4.650	10/17/21	1,352,128
50,000	i	Goldman Sachs Capital II	4.000	06/01/43	39,054
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	156,339
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	28,333
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	61,346
165,000		HSBC Finance Corp	4.750	07/15/13	168,444
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	105,537
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	211,202
35,000	g	International Lease Finance Corp	6.500	09/01/14	37,362
25,000		International Lease Finance Corp	8.625	09/15/15	28,094
180,000		International Lease Finance Corp	5.750	05/15/16	189,736
150,000		International Lease Finance Corp	5.875	08/15/22	158,882
50,000		Jefferies Group, Inc	6.250	01/15/36	51,750
275,000		John Deere Capital Corp	0.875	04/17/15	276,209
200,000		John Deere Capital Corp	2.250	06/07/16	209,252
275,000		John Deere Capital Corp	1.700	01/15/20	272,183
450,000		John Deere Capital Corp	2.750	03/15/22	458,591
100,000		MBNA Corp	6.125	03/01/13	100,841
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	301,302
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	234,871
250,000		Morgan Stanley	2.875	01/24/14	254,201
250,000		Morgan Stanley	6.375	07/24/42	293,076
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	38,127
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	73,911
200,000	g	NongHyup Bank	2.250	09/19/17	199,855
175,000		Northern Trust Corp	4.625	05/01/14	184,418

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$100,000	g	Reliance Holdings USA	4.500%	10/19/20	$104,707
500,000		Royal Bank of Canada	1.200	09/19/17	501,200
200,000		Sasol Financing International plc	4.500	11/14/22	201,000
200,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	219,000
200,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	228,500
75,000		State Street Corp	4.300	05/30/14	79,048
250,000	g	Temasek Financial I Ltd	2.375	01/23/23	246,227
875,000		Toyota Motor Credit Corp	0.875	07/17/15	878,604
100,000		Toyota Motor Credit Corp	2.050	01/12/17	103,426
250,000	g	UBS AG.	1.875	01/23/15	256,083
50,000		Unilever Capital Corp	4.800	02/15/19	58,948
50,000		Unilever Capital Corp	4.250	02/10/21	57,712
80,000	g	Waha Aerospace BV	3.925	07/28/20	86,700

		TOTAL DIVERSIFIED FINANCIALS			15,957,366

ENERGY - 5.2%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	57,557
30,000		Anadarko Petroleum Corp	6.950	06/15/19	37,915
45,000		Anadarko Petroleum Corp	6.450	09/15/36	56,375
100,000		Apache Corp	1.750	04/15/17	102,686
205,000		Apache Corp	4.750	04/15/43	223,164
310,000		BP Capital Markets plc	3.200	03/11/16	330,684
300,000		BP Capital Markets plc	1.846	05/05/17	306,682
250,000		Chevron Corp	2.355	12/05/22	250,410
155,000		Cimarex Energy Co	5.875	05/01/22	169,725
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	107,000
200,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	212,536
125,000		ConocoPhillips	4.600	01/15/15	135,087
100,000		ConocoPhillips	6.500	02/01/39	141,814
105,000		Continental Resources, Inc	5.000	09/15/22	113,137
175,000		Devon Energy Corp	1.875	05/15/17	178,400
150,000		Devon Energy Corp	3.250	05/15/22	156,554
50,000		Devon Energy Corp	5.600	07/15/41	59,392
50,000		Devon Energy Corp	4.750	05/15/42	53,491
75,630		Dolphin Energy Ltd	5.888	06/15/19	85,273
200,000	g	Dolphin Energy Ltd	5.500	12/15/21	233,250
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	173,603
25,000		Enbridge Energy Partners LP	5.200	03/15/20	28,198
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,048
45,000		Enterprise Products Operating LLC	6.125	10/15/39	54,364
55,000		Enterprise Products Operating LLC	5.950	02/01/41	66,400
25,000		Enterprise Products Operating LLC	5.700	02/15/42	29,279
250,000		Enterprise Products Operating LLC	4.450	02/15/43	253,127
75,000		EOG Resources, Inc	4.100	02/01/21	85,516
200,000	g	Gazprom Neft OAO	4.375	09/19/22	204,500
25,000		Hess Corp	8.125	02/15/19	32,903
75,000		Hess Corp	5.600	02/15/41	88,701
50,000		Marathon Petroleum Corp	3.500	03/01/16	53,225
50,000		Newfield Exploration Co	5.625	07/01/24	54,000
25,000		Noble Holding International Ltd	3.450	08/01/15	26,344
75,000		Noble Holding International Ltd	4.900	08/01/20	84,355
200,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	201,250
75,000		Occidental Petroleum Corp	1.500	02/15/18	75,963
100,000		Occidental Petroleum Corp	4.100	02/01/21	114,340
85,000		Pemex Project Funding Master Trust	6.625	06/15/35	107,950
25,000		Pemex Project Funding Master Trust	6.625	06/15/38	31,687
200,000	g	Pertamina Persero PT	6.000	05/03/42	225,750
200,000	g	Pertamina PT	5.250	05/23/21	223,000
100,000		Petrobras International Finance Co	3.875	01/27/16	105,500
175,000		Petrobras International Finance Co	3.500	02/06/17	183,531
60,000		Petrobras International Finance Co	7.875	03/15/19	74,945
59,000		Petrobras International Finance Co	6.875	01/20/40	74,952
50,000		Petroleos Mexicanos	4.875	03/15/15	53,875
20,000		Petroleos Mexicanos	8.000	05/03/19	26,150

TIAA-CREF LIFE FUNDS – Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$90,000		Petroleos Mexicanos	5.500%	01/21/21	$105,165
155,000		Petroleos Mexicanos	4.875	01/24/22	174,917
155,000		Petroleos Mexicanos	6.500	06/02/41	194,525
125,000		Petroleos Mexicanos	5.500	06/27/44	137,500
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	132,900
100,000	g	Phillips 66	1.950	03/05/15	102,034
100,000	g	Phillips 66	4.300	04/01/22	111,742
200,000		Plains All American Pipeline LP	2.850	01/31/23	198,154
45,000		Precision Drilling Corp	6.500	12/15/21	47,925
200,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	231,248
200,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	203,500
130,000	g	SandRidge Energy, Inc	8.000	06/01/18	137,800
125,000	g	Schlumberger Investment S.A.	2.400	08/01/22	123,931
75,000		Shell International Finance BV	4.300	09/22/19	86,887
25,000		Shell International Finance BV	6.375	12/15/38	35,124
500,000		Southwestern Energy Co	7.500	02/01/18	612,728
25,000		Statoil ASA	2.900	10/15/14	26,017
100,000		Statoil ASA	1.200	01/17/18	100,018
200,000		Statoil ASA	2.450	01/17/23	199,532
150,000		Total Capital International S.A.	1.500	02/17/17	151,162
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	126,256
25,000		Vale Overseas Ltd	5.625	09/15/19	28,425
235,000		Vale Overseas Ltd	4.375	01/11/22	250,864
25,000		Vale Overseas Ltd	6.875	11/21/36	30,990
50,000		Valero Energy Corp	4.500	02/01/15	53,481
100,000		XTO Energy, Inc	6.250	04/15/13	101,569
50,000		XTO Energy, Inc	4.625	06/15/13	50,894

		TOTAL ENERGY			9,526,876

FOOD & STAPLES RETAILING - 0.6%
50,000		CVS Caremark Corp	3.250	05/18/15	53,009
202,000		CVS Caremark Corp	5.750	06/01/17	241,505
460,000		CVS Caremark Corp	4.125	05/15/21	518,848
250,000		CVS Caremark Corp	2.750	12/01/22	250,930

		TOTAL FOOD & STAPLES RETAILING			1,064,292

FOOD, BEVERAGE & TOBACCO - 1.8%
400,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	394,000
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	211,820
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	202,106
425,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	427,660
225,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	226,040
100,000		Coca-Cola Co	0.750	03/13/15	100,762
50,000		Coca-Cola Co	1.800	09/01/16	51,642
100,000		Coca-Cola Co	3.150	11/15/20	108,818
165,000		Coca-Cola Co	3.300	09/01/21	181,895
100,000		Diageo Capital plc	1.500	05/11/17	101,414
55,000		General Mills, Inc	5.200	03/17/15	60,406
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	327,844
100,000	g	Heineken NV	4.000	10/01/42	96,716
100,000		HJ Heinz Co	1.500	03/01/17	101,393
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	138,033
25,000		Kraft Foods, Inc	6.125	02/01/18	30,419
50,000		Kraft Foods, Inc	5.375	02/10/20	60,363
135,000		Kraft Foods, Inc	6.500	02/09/40	181,352
5,000		PepsiCo, Inc	7.900	11/01/18	6,747
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	38,276
100,000		Philip Morris International, Inc	6.875	03/17/14	107,676
100,000		TreeHouse Foods, Inc	7.750	03/01/18	108,500

		TOTAL FOOD, BEVERAGE & TOBACCO			$3,263,882

TIAA-CREF LIFE FUNDS – Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$50,000		Becton Dickinson and Co	1.750%	11/08/16	$51,477
50,000		Boston Scientific Corp	4.500	01/15/15	53,147
100,000		Covidien International Finance S.A.	1.350	05/29/15	101,353
100,000		Covidien International Finance S.A.	3.200	06/15/22	104,690
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	139,100
50,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	55,875
40,000		HCA, Inc	6.500	02/15/20	45,000
97,000		HCA, Inc	7.875	02/15/20	107,912
150,000		HCA, Inc	5.875	03/15/22	163,125
100,000		McKesson Corp	0.950	12/04/15	100,141
44,000		McKesson Corp	3.250	03/01/16	47,164
100,000		McKesson Corp	2.700	12/15/22	100,033
100,000		Medtronic, Inc	4.750	09/15/15	110,810
80,000		Quest Diagnostics, Inc	6.400	07/01/17	94,244
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	100,887
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	77,654

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,452,612

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
50,000		Colgate-Palmolive Co	2.300	05/03/22	50,436
125,000		Ecolab, Inc	1.450	12/08/17	124,432

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			174,868

INSURANCE - 1.9%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	53,695
125,000		Aetna, Inc	1.500	11/15/17	125,253
75,000		Allstate Corp	7.450	05/16/19	98,353
150,000		American International Group, Inc	3.650	01/15/14	154,012
100,000		Chubb Corp	6.000	05/11/37	130,490
20,000		CIGNA Corp	5.125	06/15/20	22,824
100,000		CIGNA Corp	4.500	03/15/21	112,017
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	79,251
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	109,240
25,000		Lincoln National Corp	7.000	06/15/40	32,539
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,938
100,000		MetLife, Inc	6.750	06/01/16	118,435
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,529
100,000	g	Principal Life Global Funding I	5.125	10/15/13	103,640
150,000		Progressive Corp	3.750	08/23/21	164,900
150,000		Prudential Financial, Inc	6.200	11/15/40	181,440
475,000	i	Prudential Financial, Inc	5.625	06/15/43	492,243
100,000	g	Prudential Funding LLC	6.750	09/15/23	118,596
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	100,076
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	123,867
25,000		Travelers Cos, Inc	5.800	05/15/18	30,284
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,409
100,000		UnitedHealth Group, Inc	1.400	10/15/17	100,156
125,000		UnitedHealth Group, Inc	3.950	10/15/42	124,474
20,000		Unum Group	5.625	09/15/20	22,852
250,000		WellPoint, Inc	3.125	05/15/22	252,611
150,000		WellPoint, Inc	4.625	05/15/42	154,922
150,000		Willis Group Holdings plc	4.125	03/15/16	159,993
25,000		WR Berkley Corp	5.375	09/15/20	27,967

		TOTAL INSURANCE			3,471,006

MATERIALS - 2.8%
125,000		3M Co	5.700	03/15/37	169,783
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	100,296
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	40,384
10,000		Airgas, Inc	4.500	09/15/14	10,553
200,000		Airgas, Inc	2.900	11/15/22	197,525
200,000	g	Anglo American Capital plc	2.625	09/27/17	204,105
25,000	g	Anglo American Capital plc	4.450	09/27/20	26,481
35,000		ArcelorMittal	4.250	08/05/15	35,353

TIAA-CREF LIFE FUNDS – Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$60,000		ArcelorMittal	5.000%	02/25/17	$60,564
32,000		Ball Corp	6.750	09/15/20	35,280
150,000		Barrick Gold Corp	3.850	04/01/22	158,779
125,000		Barrick North America Finance LLC	4.400	05/30/21	137,080
200,000	g	Braskem Finance Ltd	5.375	05/02/22	207,000
150,000		CF Industries, Inc	6.875	05/01/18	183,242
75,000		Clorox Co	3.800	11/15/21	81,675
100,000		Corning, Inc	1.450	11/15/17	100,393
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	217,926
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	202,221
400,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	407,179
32,000		Crown Americas LLC	6.250	02/01/21	35,080
32,000		Graphic Packaging International, Inc	9.500	06/15/17	34,560
500,000		International Paper Co	4.750	02/15/22	565,768
50,000		International Paper Co	7.300	11/15/39	67,778
200,000		LyondellBasell Industries NV	6.000	11/15/21	234,500
100,000		Newmont Mining Corp	3.500	03/15/22	103,136
50,000		Praxair, Inc	5.250	11/15/14	54,347
150,000		Praxair, Inc	2.450	02/15/22	150,763
150,000		Precision Castparts Corp	1.250	01/15/18	150,248
200,000		Precision Castparts Corp	2.500	01/15/23	201,282
100,000		Precision Castparts Corp	3.900	01/15/43	102,588
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,871
150,000		Rio Tinto Finance USA plc	2.875	08/21/22	150,992
225,000		Sherwin-Williams Co	1.350	12/15/17	224,506
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	113,152
100,000		Teck Resources Ltd	2.500	02/01/18	102,081
150,000		Teck Resources Ltd	3.750	02/01/23	153,852
25,000		Teck Resources Ltd	6.000	08/15/40	28,296
100,000		Teck Resources Ltd	5.400	02/01/43	105,798

		TOTAL MATERIALS			5,206,417

MEDIA - 2.4%
100,000		CBS Corp	1.950	07/01/17	101,879
250,000		Comcast Corp	4.650	07/15/42	263,516
100,000		DIRECTV Holdings LLC	2.400	03/15/17	102,432
175,000		DIRECTV Holdings LLC	5.150	03/15/42	177,001
100,000		Discovery Communications LLC	3.300	05/15/22	102,712
150,000		DISH DBS Corp	4.625	07/15/17	156,375
350,000		Lamar Media Corp	9.750	04/01/14	383,250
100,000		Lamar Media Corp	5.875	02/01/22	108,500
1,150,000		NBC Universal Media LLC	2.875	01/15/23	1,154,893
125,000		NBC Universal Media LLC	4.450	01/15/43	126,580
25,000		News America, Inc	7.250	05/18/18	31,473
500,000	g	News America, Inc	3.000	09/15/22	502,250
50,000		News America, Inc	6.900	08/15/39	65,463
35,000		Nielsen Finance LLC	7.750	10/15/18	39,112
100,000		Time Warner Cable, Inc	8.750	02/14/19	134,916
125,000		Time Warner Cable, Inc	8.250	04/01/19	166,342
125,000		Time Warner Cable, Inc	4.500	09/15/42	121,906
50,000		Time Warner, Inc	3.150	07/15/15	52,875
50,000		Time Warner, Inc	6.500	11/15/36	62,542
250,000		Time Warner, Inc	4.900	06/15/42	268,187
200,000		Viacom, Inc	1.250	02/27/15	201,953
115,000		Viacom, Inc	2.500	12/15/16	119,907

		TOTAL MEDIA			4,444,064

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
300,000	g	AbbVie, Inc	1.200	11/06/15	302,004
250,000	g	AbbVie, Inc	1.750	11/06/17	252,719
100,000	g	AbbVie, Inc	2.900	11/06/22	101,838
500,000		Amgen, Inc	3.625	05/15/22	537,323
500,000	g	Aristotle Holding, Inc	2.100	02/12/15	509,328
100,000	g	Aristotle Holding, Inc	3.900	02/15/22	107,825

TIAA-CREF LIFE FUNDS – Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$170,000		Endo Pharmaceuticals Holdings, Inc	7.000%	07/15/19	$181,262
150,000		Johnson & Johnson	2.150	05/15/16	156,733
50,000		Johnson & Johnson	5.850	07/15/38	68,539
65,000		Life Technologies Corp	3.500	01/15/16	68,413
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	60,624
200,000		Merck & Co, Inc	3.875	01/15/21	224,449
100,000		Merck & Co, Inc	3.600	09/15/42	98,665
172,000	g	Mylan, Inc	7.875	07/15/20	203,263
150,000		NBTY, Inc	9.000	10/01/18	169,500
35,000		Novartis Capital Corp	4.125	02/10/14	36,401
200,000		Novartis Capital Corp	2.900	04/24/15	210,251
100,000		Novartis Capital Corp	3.700	09/21/42	99,567
250,000		Sanofi-Aventis S.A.	2.625	03/29/16	263,131
100,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	101,315
100,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	102,085

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,855,235

REAL ESTATE - 1.0%
15,000		AMB Property LP	7.625	08/15/14	16,409
30,000		AMB Property LP	4.500	08/15/17	32,715
150,000		AvalonBay Communities, Inc	2.850	03/15/23	148,090
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	164,064
35,000		Camden Property Trust	4.625	06/15/21	38,590
100,000		Developers Diversified Realty Corp	4.750	04/15/18	110,827
40,000		Developers Diversified Realty Corp	7.875	09/01/20	51,277
100,000		Federal Realty Investment Trust	3.000	08/01/22	98,987
250,000		HCP, Inc	2.625	02/01/20	249,024
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,097
147,000		Host Hotels & Resorts LP	5.875	06/15/19	160,230
25,000		Kilroy Realty Corp	5.000	11/03/15	27,271
100,000		Liberty Property LP	3.375	06/15/23	98,946
50,000		National Retail Properties, Inc	5.500	07/15/21	56,961
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	25,102
25,000		Simon Property Group LP	5.250	12/01/16	28,603
100,000		Simon Property Group LP	2.800	01/30/17	105,519
40,000		Simon Property Group LP	10.350	04/01/19	57,200
100,000		Simon Property Group LP	2.750	02/01/23	99,944
15,000		Ventas Realty LP	3.125	11/30/15	15,814
150,000		Ventas Realty LP	2.000	02/15/18	150,097
50,000		Ventas Realty LP	4.250	03/01/22	53,022

		TOTAL REAL ESTATE			1,816,789

RETAILING - 1.6%
130,000		AmeriGas Partners LP	6.250	08/20/19	139,100
132,000		Limited Brands, Inc	6.625	04/01/21	151,140
205,000		Limited Brands, Inc	5.625	02/15/22	222,937
64,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	75,201
150,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	159,880
550,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	538,578
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,325
600,000		O’Reilly Automotive, Inc	3.800	09/01/22	624,292
510,000	g	QVC Inc	7.375	10/15/20	567,445
100,000	g	QVC, Inc	7.500	10/01/19	110,332
100,000	g	QVC, Inc	5.125	07/02/22	104,819
61,000		Wal-Mart Stores, Inc	4.250	04/15/21	70,841
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	90,747

		TOTAL RETAILING			2,893,637

SOFTWARE & SERVICES - 1.5%
200,000		Fidelity National Information Services, Inc	5.000	03/15/22	214,500
50,000		International Business Machines Corp	0.550	02/06/15	50,009
250,000		International Business Machines Corp	1.950	07/22/16	259,818
100,000		International Business Machines Corp	1.250	02/06/17	101,056

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$35,000		Microsoft Corp	0.875%	09/27/13	$35,152
125,000		Microsoft Corp	1.625	09/25/15	128,629
400,000		Microsoft Corp	2.125	11/15/22	396,082
500,000		Microsoft Corp	3.500	11/15/42	483,401
50,000		Oracle Corp	3.750	07/08/14	52,494
225,000		Oracle Corp	1.200	10/15/17	225,668
25,000		Oracle Corp	5.750	04/15/18	30,425
775,000		Oracle Corp	2.500	10/15/22	781,982

		TOTAL SOFTWARE & SERVICES			2,759,216

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
50,000		Amphenol Corp	4.750	11/15/14	53,275
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	140,075
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,489
100,000	g	CC Holdings GS V LLC	3.849	04/15/23	101,731
500,000		General Electric Co	0.850	10/09/15	501,762
250,000		General Electric Co	2.700	10/09/22	254,827
100,000		General Electric Co	4.125	10/09/42	102,865
25,000		Hewlett-Packard Co	2.350	03/15/15	25,111
132,000		Jabil Circuit, Inc	5.625	12/15/20	146,520
100,000		L-3 Communications Corp	4.950	02/15/21	112,831
100,000		Scientific Games Corp	8.125	09/15/18	110,000
32,000		Scientific Games Corp	9.250	06/15/19	35,600
25,000		Xerox Corp	8.250	05/15/14	27,270
200,000		Xerox Corp	4.500	05/15/21	211,769

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,924,125

TELECOMMUNICATION SERVICES - 2.2%
400,000		America Movil SAB de C.V.	3.125	07/16/22	406,579
50,000		American Tower Corp	4.700	03/15/22	55,321
125,000		AT&T, Inc	1.400	12/01/17	125,024
300,000		AT&T, Inc	2.625	12/01/22	300,493
125,000		AT&T, Inc	6.300	01/15/38	160,278
259,000	g	AT&T, Inc	4.350	06/15/45	260,164
175,000		Cellco Partnership	8.500	11/15/18	240,747
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	149,824
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	80,062
200,000	g	SK Telecom Co Ltd	2.125	05/01/18	201,094
50,000		Telecom Italia Capital S.A.	6.175	06/18/14	52,700
125,000		Telecom Italia Capital S.A.	6.999	06/04/18	142,875
100,000		Telecom Italia Capital S.A.	7.175	06/18/19	116,050
150,000		Telefonica Emisiones SAU	3.992	02/16/16	156,075
75,000		Telefonica Emisiones SAU	5.462	02/16/21	79,969
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	117,398
95,000		Verizon Communications, Inc	5.250	04/15/13	96,301
600,000		Verizon Communications, Inc	0.700	11/02/15	600,151
26,000		Verizon Communications, Inc	8.750	11/01/18	36,100
425,000		Verizon Communications, Inc	3.850	11/01/42	418,016
200,000	g	Vimpelcom Holdings	6.255	03/01/17	214,000
100,000		Virgin Media Secured Finance plc	5.250	01/15/21	116,763

		TOTAL TELECOMMUNICATION SERVICES			4,125,984

TRANSPORTATION - 1.1%
165,000	g	Asciano Finance	5.000	04/07/18	178,305
100,000		Boeing Co	6.125	02/15/33	133,777
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	161,433
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	113,523
100,000		CSX Corp	4.100	03/15/44	98,714
200,000	g	DP World Ltd	6.850	07/02/37	234,250
25,000		Embraer Overseas Ltd	6.375	01/15/20	28,875
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	101,245
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	110,788
100,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	121,000

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	g	Kazakhstan Temir Zholy Finance BV	6.950%	07/10/42	$251,500
50,000		Norfolk Southern Corp	5.750	04/01/18	59,713
89,000	g	Norfolk Southern Corp	2.903	02/15/23	89,587
19,000		Norfolk Southern Corp	5.590	05/17/25	23,333
75,000		Union Pacific Corp	4.750	09/15/41	84,127
100,000		United Parcel Service, Inc	3.125	01/15/21	107,571
100,000		United Parcel Service, Inc	3.625	10/01/42	97,872

		TOTAL TRANSPORTATION			1,995,613

UTILITIES - 3.5%
200,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	206,000
100,000		AES Corp	7.375	07/01/21	111,000
50,000		AGL Capital Corp	5.250	08/15/19	59,593
75,000		Alliant Energy Corp	4.000	10/15/14	79,033
75,000		Atmos Energy Corp	8.500	03/15/19	100,713
175,000	g	Calpine Corp	7.500	02/15/21	193,375
200,000		Carolina Power & Light Co	5.300	01/15/19	240,534
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	215,000
200,000	g	CEZ AS.	4.250	04/03/22	214,088
200,000	g	China Resources Gas Group Ltd	4.500	04/05/22	219,978
100,000	g	Comision Federal de Electricidad	4.875	05/26/21	113,250
200,000	g	Comision Federal de Electricidad	5.750	02/14/42	226,500
150,000		Commonwealth Edison Co	4.000	08/01/20	167,682
25,000		Connecticut Light & Power Co	5.500	02/01/19	29,990
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	44,693
100,000		Detroit Edison Co	3.950	06/15/42	101,326
50,000		Dominion Resources, Inc	4.050	09/15/42	49,367
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	104,473
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	17,103
50,000		Indiana Michigan Power Co	7.000	03/15/19	63,187
25,000		Integrys Energy Group, Inc	4.170	11/01/20	27,864
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	325,950
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	106,900
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	104,420
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	196,744
100,000		LG&E and KU Energy LLC	3.750	11/15/20	105,606
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	61,735
100,000		Nevada Power Co	6.650	04/01/36	135,688
100,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	101,222
150,000		ONEOK Partners LP	3.375	10/01/22	152,857
75,000		Pacific Gas & Electric Co	8.250	10/15/18	102,115
50,000		PacifiCorp	6.000	01/15/39	66,339
75,000		Pepco Holdings, Inc	2.700	10/01/15	77,634
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	226,000
200,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	206,000
50,000		PG&E Corp	5.750	04/01/14	52,993
300,000		PPL Capital Funding, Inc	4.200	06/15/22	322,621
250,000		PPL Electric Utilities Corp	3.000	09/15/21	264,817
50,000		Progress Energy, Inc	7.050	03/15/19	62,838
75,000		Public Service Co of Colorado	3.200	11/15/20	81,828
80,000		Public Service Co of Colorado	4.750	08/15/41	91,750
100,000		Public Service Co of Oklahoma	5.150	12/01/19	116,749
32,000		Questar Market Resources, Inc	6.875	03/01/21	36,880
75,000		San Diego Gas & Electric Co	3.000	08/15/21	79,407
25,000		San Diego Gas & Electric Co	3.950	11/15/41	25,769
50,000		Sempra Energy	6.000	10/15/39	63,214
100,000		Tampa Electric Co	4.100	06/15/42	104,850
25,000		Veolia Environnement	5.250	06/03/13	25,388
100,000		Virginia Electric and Power Co	4.750	03/01/13	100,708
55,000		Virginia Electric and Power Co	2.950	01/15/22	57,919
50,000		Williams Partners LP	3.800	02/15/15	52,869
75,000		Williams Partners LP	4.000	11/15/21	80,220
100,000		Williams Partners LP	3.350	08/15/22	101,679
75,000		Williams Partners LP	6.300	04/15/40	91,690

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Xcel Energy, Inc	4.800%	09/15/41	$56,107

		TOTAL UTILITIES			6,424,255

		TOTAL CORPORATE BONDS (Cost $84,204,316)			88,753,817

GOVERNMENT BONDS - 40.5%

AGENCY SECURITIES - 1.0%
500,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	503,150
1,000,000		Federal National Mortgage Association (FNMA)	3.000	09/16/14	1,047,458
218,750		Totem Ocean Trailer Express, Inc	4.514	12/18/19	236,373

		TOTAL AGENCY SECURITIES			1,786,981

FOREIGN GOVERNMENT BONDS - 4.7%
100,000	g	Barbados Government International Bond	7.000	08/04/22	101,500
240,000		Brazilian Government International Bond	2.625	01/05/23	240,960
25,000		Brazilian Government International Bond	7.125	01/20/37	38,250
100,000		Brazilian Government International Bond	5.625	01/07/41	131,000
150,000		Canada Government International Bond	2.375	09/10/14	155,324
250,000		Canada Government International Bond	0.875	02/14/17	252,025
150,000		Chile Government International Bond	3.875	08/05/20	169,125
200,000		Colombia Government International Bond	4.375	07/12/21	230,300
400,000	g	Costa Rica Government International Bond	4.250	01/26/23	403,600
200,000	g	Croatia Government International Bond	6.250	04/27/17	219,300
217,000		Eksportfinans ASA	2.000	09/15/15	207,705
200,000	g	El Salvador Government International Bond	5.875	01/30/25	202,200
100,000		European Investment Bank	4.875	02/15/36	118,602
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,332
100,000		Export-Import Bank of Korea	5.125	06/29/20	114,910
175,000		Federative Republic of Brazil	6.000	01/17/17	206,500
200,000	g	Iceland Government International Bond	5.875	05/11/22	223,290
200,000	g	Indonesia Government International Bond	3.750	04/25/22	213,250
200,000		Israel Government International Bond	4.000	06/30/22	217,750
35,000		Italy Government International Bond	6.875	09/27/23	40,647
200,000		Korea Development Bank	3.000	09/14/22	199,227
100,000	g	Lithuania Government International Bond	5.125	09/14/17	112,750
200,000	g	Lithuania Government International Bond	6.625	02/01/22	255,760
150,000		Mexico Government International Bond	3.625	03/15/22	164,063
100,000		Mexico Government International Bond	4.750	03/08/44	113,000
200,000	g	Mongolia Government International Bond	5.125	12/05/22	196,000
200,000	g	Morocco Government International Bond	4.250	12/11/22	201,500
200,000	g	Namibia International Bonds	5.500	11/03/21	224,000
250,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	259,110
25,000		Peruvian Government International Bond	7.350	07/21/25	36,225
80,000		Poland Government International Bond	3.875	07/16/15	85,800
30,000		Poland Government International Bond	6.375	07/15/19	37,402
50,000		Poland Government International Bond	5.000	03/23/22	59,050
195,000		Poland Government International Bond	3.000	03/17/23	194,513
300,000		Province of Ontario Canada	4.100	06/16/14	316,193
300,000		Province of Ontario Canada	2.950	02/05/15	315,314
100,000		Qatar Government International Bond	5.250	01/20/20	119,500
200,000	g	Republic of Indonesia	5.250	01/17/42	232,250
200,000	g	Republic of Latvia	2.750	01/12/20	197,800
200,000	g	Republic of Serbia	7.250	09/28/21	230,000
60,000	g	Romanian Government International Bond	6.750	02/07/22	72,900
100,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	105,650
200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	248,500
200,000	g	Slovakia Government International Bond	4.375	05/21/22	217,864
100,000		South Africa Government International Bond	6.875	05/27/19	125,400
100,000		South Africa Government International Bond	4.665	01/17/24	113,000
200,000	g	Sri Lanka Government International Bond	5.875	07/25/22	213,000
100,000		Turkey Government International Bond	5.625	03/30/21	118,750
50,000		United Mexican States	5.950	03/19/19	61,500

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		United Mexican States	5.125%	01/15/20	$119,500
100,000		Uruguay Government International Bond	4.125	11/20/45	99,850

		TOTAL FOREIGN GOVERNMENT BONDS			8,731,941

MORTGAGE BACKED - 24.3%
38,348	i	Federal Home Loan Mortgage Corp (FHLMC)	2.386	02/01/36	40,669
125,635	i	FHLMC	2.375	07/01/36	134,293
30,553	i	FHLMC	2.605	09/01/36	32,600
84,738	i	FHLMC	2.637	09/01/36	90,544
28,308	i	FHLMC	2.794	09/01/36	29,927
78,079	i	FHLMC	2.890	03/01/37	83,476
89,010	i	FHLMC	5.925	04/01/37	96,686
13,113	i	FHLMC	5.921	05/01/37	14,165
861,065	i	FHLMC (Interest Only)	6.351	09/15/41	210,859
148,102		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	161,607
16,040		FGLMC	4.500	01/01/20	17,097
76,732		FGLMC	4.500	07/01/20	83,370
18,541		FGLMC	5.000	04/01/23	19,884
63,674		FGLMC	4.000	07/01/24	67,336
21,814		FGLMC	4.500	09/01/24	23,211
7,611		FGLMC	6.000	03/01/33	8,464
152,342		FGLMC	5.000	11/01/33	171,546
258,556		FGLMC	6.000	11/01/33	287,513
53,982		FGLMC	5.000	05/01/34	58,357
34,209		FGLMC	6.000	09/01/34	37,634
15,819		FGLMC	6.000	04/01/35	17,323
16,831		FGLMC	5.000	02/01/36	18,175
7,832		FGLMC	6.500	05/01/36	8,908
127,613		FGLMC	5.500	04/01/37	137,858
135,737		FGLMC	5.500	05/01/37	146,634
11,325		FGLMC	6.000	08/01/37	12,339
119,929		FGLMC	6.000	08/01/37	131,937
37,779		FGLMC	6.500	09/01/37	42,996
35,023		FGLMC	6.500	11/01/37	39,860
89,508		FGLMC	5.000	04/01/38	98,531
32,107		FGLMC	6.500	05/01/38	36,192
36,771		FGLMC	5.500	01/01/39	39,700
107,135		FGLMC	4.000	06/01/39	114,406
59,517		FGLMC	5.000	07/01/39	64,044
797,455		FGLMC	4.500	12/01/39	879,916
86,910		FGLMC	5.000	01/01/40	93,521
487,791		FGLMC	4.500	07/01/40	538,231
634		Federal National Mortgage Association (FNMA)	5.000	06/01/13	655
1,414,293		FNMA	4.564	01/01/15	1,473,362
38,397		FNMA	5.500	04/01/18	41,340
42,290		FNMA	5.500	05/01/18	45,531
140,969		FNMA	4.000	02/25/19	148,307
37,339		FNMA	4.500	03/01/19	40,268
16,766		FNMA	4.500	06/01/19	18,081
126,971		FNMA	5.500	07/01/20	137,558
8,536		FNMA	4.500	11/01/20	9,206
68,198		FNMA	4.500	12/01/20	74,934
23,598		FNMA	5.000	12/01/20	25,645
16,295		FNMA	4.500	03/01/23	17,538
66,707		FNMA	5.000	04/01/23	72,306
30,113		FNMA	4.500	06/01/23	32,409
43,063		FNMA	5.000	07/01/23	46,630
26,995		FNMA	5.000	07/01/23	29,231
72,341		FNMA	5.500	02/01/24	79,324
57,620		FNMA	4.500	04/01/24	62,006
39,353		FNMA	4.000	05/01/24	42,164
165,341		FNMA	5.500	07/01/24	181,302
5,748		FNMA	5.500	09/01/24	6,303
236,421		FNMA	4.000	02/01/25	253,233

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$353,196		FNMA	3.500%	01/01/26	$380,300
439,772		FNMA	2.500	01/01/27	460,478
739,390		FNMA	3.000	01/01/27	781,004
260,034		FNMA	3.000	01/01/27	274,669
32,168		FNMA	6.500	07/01/32	36,643
34,983		FNMA	5.500	01/01/33	38,448
507,466		FNMA	5.500	07/01/33	581,666
55,818		FNMA	5.500	07/01/33	61,346
241,307		FNMA	5.500	07/01/33	274,252
228,802		FNMA	6.000	10/01/33	255,571
86,485		FNMA	5.000	11/01/33	94,225
363,000		FNMA	5.500	11/01/33	398,796
61,702		FNMA	5.500	04/01/34	68,256
28,260		FNMA	5.000	08/01/34	30,713
31,191		FNMA	5.000	11/01/34	33,983
41,447		FNMA	6.500	02/01/35	46,964
96,877		FNMA	5.500	04/01/35	105,987
18,721		FNMA	7.500	06/01/35	20,833
31,968		FNMA	5.500	07/01/35	35,364
17,430		FNMA	7.500	07/01/35	18,269
31,205		FNMA	4.500	08/01/35	33,758
52,302		FNMA	5.000	08/01/35	56,786
128,252		FNMA	5.500	09/01/35	140,953
48,912		FNMA	5.500	10/01/35	53,450
50,146		FNMA	5.000	02/01/36	54,537
149,458		FNMA	6.000	04/01/36	163,628
114,705		FNMA	6.000	06/01/36	128,089
75,141	i	FNMA	2.760	07/01/36	80,359
37,678		FNMA	6.500	09/01/36	42,572
34,823		FNMA	6.000	12/01/36	38,124
19,278		FNMA	5.000	02/01/37	20,883
120,799		FNMA	5.500	02/01/37	131,403
32,763		FNMA	7.000	02/01/37	38,996
59,840		FNMA	5.500	03/01/37	65,027
74,313		FNMA	7.000	04/01/37	88,449
9,282		FNMA	5.500	06/01/37	10,087
17,625		FNMA	6.500	08/01/37	19,821
119,717		FNMA	6.000	09/01/37	131,068
21,562		FNMA	6.000	11/01/37	23,607
13,300		FNMA	7.000	11/01/37	15,831
48,526		FNMA	5.500	01/01/38	52,732
6,143		FNMA	6.500	01/01/38	7,238
88,589		FNMA	5.500	02/01/38	96,255
348,486		FNMA	5.500	02/01/38	378,641
1,489		FNMA	6.500	02/01/38	1,678
4,922		FNMA	6.500	03/01/38	5,796
8,877		FNMA	6.500	03/01/38	9,973
149,097		FNMA	5.000	04/01/38	161,509
117,946		FNMA	5.000	04/01/38	127,765
66,501		FNMA	6.000	04/01/38	72,660
155,283		FNMA	5.500	05/01/38	168,719
162,412		FNMA	5.500	06/01/38	176,465
394,997		FNMA	6.000	07/01/38	432,447
383,263		FNMA	6.000	10/01/38	419,601
169,148		FNMA	4.000	01/01/39	181,453
45,555		FNMA	4.500	01/01/39	49,225
35,571		FNMA	5.500	01/01/39	38,649
43,337		FNMA	6.000	01/01/39	47,351
29,584		FNMA	6.000	01/01/39	32,324
74,804		FNMA	4.000	02/01/39	80,223
292,943		FNMA	4.500	02/01/39	316,543
60,472		FNMA	4.500	02/01/39	65,344
32,625		FNMA	5.500	02/01/39	35,448
696,087		FNMA	4.500	04/01/39	752,167
41,442		FNMA	5.000	04/01/39	44,892

TTIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$364,324		FNMA	4.000%	05/01/39	$405,856
268,423		FNMA	4.500	06/01/39	290,049
432,105		FNMA	4.000	07/01/39	463,539
238,502		FNMA	6.500	07/01/39	271,573
330,945		FNMA	4.000	08/01/39	355,020
269,804		FNMA	4.500	08/01/39	291,540
369,383		FNMA	6.000	09/01/39	403,596
193,034		FNMA	4.500	10/01/39	208,586
205,181		FNMA	4.500	11/01/39	221,711
208,288		FNMA	4.500	11/01/39	225,068
147,180		FNMA	5.000	11/01/39	159,415
500,000		FNMA	4.000	02/25/40	541,408
550,050		FNMA	5.000	05/01/40	610,623
365,200		FNMA	5.000	06/01/40	404,047
208,139		FNMA	4.500	07/01/40	225,558
240,620		FNMA	4.500	07/01/40	260,757
351,121		FNMA	5.500	07/01/40	385,015
305,011		FNMA	4.500	11/01/40	334,922
293,002		FNMA	5.000	11/01/40	324,170
938,635		FNMA	4.000	12/01/40	1,031,556
146,789		FNMA	4.000	12/01/40	157,513
344,768		FNMA	4.500	12/01/40	373,621
412,268		FNMA	3.500	01/01/41	443,237
237,153		FNMA	4.000	02/01/41	254,480
764,032		FNMA	4.000	02/01/41	819,851
367,919		FNMA	3.500	03/01/41	392,567
221,694		FNMA	4.000	04/01/41	243,640
443,086		FNMA	4.000	04/01/41	493,596
442,797		FNMA	4.500	04/01/41	486,220
463,573		FNMA	4.000	08/01/41	497,586
152,833		FNMA	4.000	08/01/41	164,047
250,861		FNMA	4.000	09/01/41	275,695
221,830		FNMA	3.500	10/01/41	236,691
233,369		FNMA	4.000	11/01/41	250,492
318,928		FNMA	3.500	12/01/41	340,294
829,271		FNMA	3.500	12/01/41	884,827
443,538		FNMA	3.500	02/01/42	473,253
1,304,121		FNMA	3.000	04/01/42	1,367,861
290,913		FNMA	3.500	04/01/42	315,858
486,642		FNMA	3.000	07/01/42	513,811
996,689		FNMA	3.000	11/01/42	1,045,402
2,000,000	h	FNMA	3.000	12/01/42	2,109,782
22,743		Government National Mortgage Association (GNMA)	5.500	07/15/33	25,128
146,486		GNMA	5.500	07/20/33	161,873
20,085		GNMA	5.000	03/15/34	22,113
171,959		GNMA	5.000	06/15/34	193,622
145,921		GNMA	5.500	02/15/37	160,132
103,125		GNMA	5.000	01/15/38	112,507
39,776		GNMA	5.000	04/15/38	43,395
91,310		GNMA	5.500	05/15/38	100,202
20,529		GNMA	6.000	08/15/38	22,917
19,331		GNMA	6.000	08/20/38	21,574
262,951		GNMA	5.500	07/15/39	288,559
114,296		GNMA	4.500	07/20/39	125,389
36,717		GNMA	5.000	07/20/39	40,527
48,180		GNMA	4.000	08/15/39	53,024
561,610		GNMA	4.500	03/15/40	619,901
162,130		GNMA	4.500	04/15/40	178,958
75,637		GNMA	5.000	04/15/40	83,204
307,831		GNMA	5.000	04/15/40	338,627
765,575		GNMA	4.500	04/20/40	846,522
515,311		GNMA	4.500	05/15/40	568,797
374,713		GNMA	5.000	05/20/40	415,234
336,094		GNMA	4.500	06/15/40	371,715
308,372		GNMA	5.000	06/15/40	339,223

TTIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$488,650		GNMA	4.000%	07/15/40	$539,604
919,274		GNMA	4.000	09/15/41	1,009,099
457,522		GNMA	3.500	12/20/41	497,728
994,649		GNMA	3.000	09/15/42	1,060,106
992,851		GNMA	3.000	09/20/42	1,057,105

		TOTAL MORTGAGE BACKED			44,868,553

MUNICIPAL BONDS - 0.3%
150,000		Grant County Public Utility District No 2	5.630	01/01/27	186,658
100,000		State of California	5.450	04/01/15	109,838
100,000		State of California	5.950	04/01/16	112,168
150,000		State of California	7.625	03/01/40	216,705

		TOTAL MUNICIPAL BONDS			625,369

U.S. TREASURY SECURITIES - 10.2%
1,000,000		United States Treasury Note	0.250	05/31/14	1,000,469
3,050,000		United States Treasury Note	0.250	06/30/14	3,051,193
1,000,000		United States Treasury Note	0.250	09/30/14	1,000,234
2,000,000		United States Treasury Note	0.250	11/30/14	2,000,078
10,914,000		United States Treasury Note	0.375	11/15/15	10,924,237
339,000		United States Treasury Note	0.625	11/30/17	337,862
225,000		United States Treasury Note	1.250	10/31/19	226,863
295,000		United States Treasury Note	1.625	11/15/22	291,773

		TOTAL U.S. TREASURY SECURITIES			18,832,709

		TOTAL GOVERNMENT BONDS (Cost $71,846,514)			74,845,553

STRUCTURED ASSETS - 7.1%

ASSET BACKED - 3.3%
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	201,069
		Series - 2011 1A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	215,553
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	200,192
		Series - 2012 3A (Class B)
61,153	i	Bear Stearns Asset Backed Securities Trust	0.580	11/25/39	58,606
		Series - 2005 SD3 (Class 2A1)
250,000	g,i,m	BlueMountain CLO Ltd	3.364	07/20/23	253,750
		Series - 2012 1A (Class B)
200,000	g,m	Carlyle Global Market Strategies	4.370	07/20/23	200,600
		Series - 2012 2A (Class B2)
252,180		Centex Home Equity	5.540	01/25/32	253,803
		Series - 2002 A (Class AF6)
200,000	g,m	Commercial Industrial Finance Corp	2.661	08/14/24	203,000
		Series - 2012 1A (Class A1F)
20,813	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	20,803
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	205,206
		Series - 2011 LC1A (Class C)
288,591	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	283,821
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	78,721
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	205,908
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	202,547
		Series - 2012 C (Class D)
200,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	202,370
		Series - 2011 1 (Class D)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	103,941
		Series - 2011 1A (Class B1)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	427,953
		Series - 0 2A (Class B2)

TTIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$213,811		Lehman XS Trust	6.500%	06/25/46	$132,419
		Series - 2006 13 (Class 2A1)
32,466	i	Long Beach Mortgage Loan Trust	0.960	02/25/35	32,122
		Series - 2005 1 (Class M1)
310,000	i	Renaissance Home Equity Loan Trust	5.586	11/25/36	171,506
		Series - 2006 3 (Class AF3)
23,401	i	Residential Asset Securities Corp	0.640	04/25/35	22,882
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	99,493
		Series - 2006 HI1 (Class M2)
49,347	i	Securitized Asset Backed Receivables LLC	0.510	10/25/35	47,470
		Series - 2006 OP1 (Class A2C)
162,694	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	168,681
		Series - 2011 1A (Class A)
162,694	g	Sierra Receivables Funding Co LLC	4.230	04/20/26	166,510
		Series - 2011 1A (Class B)
150,751	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	153,102
		Series - 2011 2A (Class B)
121,201	g,m	Sierra Receivables Funding Co LLC	4.360	07/20/28	124,813
		Series - 2011 3A (Class B)
310,281	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	317,902
		Series - 2012 2A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	457,973
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	113,821
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	432,023
		Series - 2012 A (Class A2)
91,524	i	Soundview Home Equity Loan Trust	0.510	11/25/35	88,647
		Series - 2005 OPT3 (Class A4)
27,202	i	Structured Asset Investment Loan Trust	0.610	05/25/35	26,995
		Series - 2005 4 (Class M1)
39,940	i	Structured Asset Investment Loan Trust	0.490	12/25/35	39,665
		Series - 2005 10 (Class A5)
100,000	g	Vornado DP LLC	5.280	09/13/28	113,501
		Series - 2010 VNO (Class C)
103,430	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	99,551
		Series - 2006 N1 (Class N1)
21,558	i	Wells Fargo Home Equity Trust	0.350	07/25/36	21,290
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			6,148,209

OTHER MORTGAGE BACKED - 3.8%
910,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	1,028,983
		Series - 2006 4 (Class AM)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	312,774
		Series - 2006 PW13 (Class AM)
250,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	280,390
		Series - 2006 T24 (Class AM)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	383,040
		Series - 2007 C9 (Class AM)
51,884		Countrywide Alternative Loan Trust	5.500	08/25/16	53,673
		Series - 2004 30CB (Class 1A15)
14,886		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	14,951
		Series - 2005 12 (Class 1A5)
1,939		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,937
		Series - 2005 J3 (Class 1A1)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	142,678
		Series - 2006 OMA (Class D)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	104,537
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	50,369
		Series - 2003 C3 (Class B)

TTIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000	g	GS Mortgage Securities Corp II	2.933%	06/05/31	$52,704
		Series - 2012 SHOP (Class A)
295,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	318,668
		Series - 2012 ALOH (Class A)
400,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	434,457
		Series - 2012 ALOH (Class B)
100,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	104,420
		Series - 2012 GSMS (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	81,478
		Series - 2010 C2 (Class B)
120,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	134,318
		Series - 2010 C2 (Class C)
33,321	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.584	07/15/19	32,452
		Series - 2007 FL1A (Class A1)
350,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	393,200
		Series - 2006 LDP8 (Class AM)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	110,163
		Series - 2011 C4 (Class C)
6,330	i	JP Morgan Mortgage Trust	4.295	04/25/35	6,411
		Series - 2005 A2 (Class 5A1)
10,597		MASTER Asset Securitization Trust	5.000	05/25/35	10,609
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	44,745
		Series - 2005 CIP1 (Class AM)
200,000	i	Morgan Stanley Capital I	5.478	02/12/44	224,297
		Series - 2007 HQ11 (Class AM)
22,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	23,429
		Series - 2011 C1 (Class D)
252,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	282,743
		Series - 2011 C1 (Class C)
30,000	i	Morgan Stanley Capital I	5.544	11/12/49	32,689
		Series - 2007 T25 (Class AM)
111,701		Residential Accredit Loans, Inc	4.350	03/25/34	114,610
		Series - 2004 QS4 (Class A1)
188,839	i	Residential Accredit Loans, Inc	0.400	05/25/46	125,850
		Series - 2006 QO5 (Class 2A1)
79,952	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	80,895
		Series - 2012 1A (Class A)
91,184	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	93,929
		Series - 0 2A (Class A)
4,434	i	Structured Adjustable Rate Mortgage Loan Trust	0.970	03/25/35	4,431
		Series - 2005 6XS (Class A3)
250,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	286,436
		Series - 2007 C30 (Class A5)
520,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	554,707
		Series - 2007 C30 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	225,883
		Series - 2006 C26 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	98,153
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	605,621
		Series - 2006 C29 (Class AM)
4,599		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	4,593
		Series - 2005 2 (Class 1A1)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	57,762
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			6,912,985

		TOTAL STRUCTURED ASSETS (Cost $12,742,066)			13,061,194

		TOTAL BONDS (Cost $168,792,896)			176,660,564

TTIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
$5,517	*	Federal Home Loan Mortgage Corp	8.375%	12/30/49	$9,655
17,265	*	Federal National Mortgage Association	8.250	12/30/49	28,832

		TOTAL BANKS			38,487

		TOTAL PREFERRED STOCKS (Cost $569,550)			38,487

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.9%

TREASURY DEBT - 2.9%
$3,000,000		United States Treasury Bill	0.040	01/03/13	2,999,993
2,300,000		United States Treasury Bill	0.025	01/10/13	2,299,986
		TOTAL TREASURY DEBT			5,299,979

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,299,979)			5,299,979

		TOTAL INVESTMENTS - 98.6% (Cost $174,662,425)			181,999,030
		OTHER ASSETS & LIABILITIES, NET - 1.4%			2,563,988

		NET ASSETS - 100.0%			$184,563,018

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities amounted to $33,265,206 or 18.0% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 1.3%
$329,000		Toronto-Dominion Bank	0.200%	01/24/13	$329,000
500,000		Toronto-Dominion Bank	0.220	02/05/13	500,000

		TOTAL CERTIFICATE OF DEPOSIT			829,000

COMMERCIAL PAPER - 35.5%
250,000		Australia & New Zealand Banking Group Ltd	0.200	01/30/13	249,960
500,000		Australia & New Zealand Banking Group Ltd	0.190	02/08/13	499,900
300,000		Australia & New Zealand Banking Group Ltd	0.200	02/19/13	299,918
250,000		Australia & New Zealand Banking Group Ltd	0.205	03/12/13	249,900
250,000		Bank of Nova Scotia	0.150	01/04/13	249,997
250,000		Bank of Nova Scotia	0.130	01/10/13	249,992
465,000		Bank of Nova Scotia	0.210	02/01/13	464,916
250,000		Bank of Nova Scotia	0.260	05/01/13	249,783
300,000	y	Coca-Cola Co	0.170	01/11/13	299,986
341,000	y	Coca-Cola Co	0.210	02/20/13	340,900
500,000	y	Coca-Cola Co	0.150	03/08/13	499,863
300,000	y	Commonwealth Bank of Australia	0.195	01/08/13	299,989
527,000	y	Fairway Finance LLC	0.200	01/24/13	526,933
750,000	y	Fairway Finance LLC	0.190	02/07/13	749,854
250,000	y	Fairway Finance LLC	0.190	02/12/13	249,944
500,000		General Electric Capital Corp	0.160	01/25/13	499,947
180,000		General Electric Capital Corp	0.200	04/18/13	179,893
290,000		General Electric Co	5.000	02/01/13	291,136
202,000		JPMorgan Chase Bank NA	0.220	01/15/13	201,983
126,000		JPMorgan Chase Bank NA	0.210	01/17/13	125,988
337,000		JPMorgan Chase Bank NA	0.215	01/22/13	336,958
201,000		JPMorgan Chase Bank NA	0.230	02/21/13	200,934
366,000		JPMorgan Chase Bank NA	0.260	03/04/13	365,836
294,000	y	Liberty Street Funding LLC	0.195	01/14/13	293,979
411,000		Merck & Co, Inc	0.130	01/16/13	410,978
300,000	y	National Australia Funding Delaware, Inc	0.210	01/03/13	299,996
340,000	y	National Australia Funding Delaware, Inc	0.190	01/10/13	339,984
1,000,000	y	National Australia Funding Delaware, Inc	0.200	02/06/13	999,800
320,000	y	Nestle Capital Corp	0.220	05/15/13	319,738
340,000	y	Nestle Capital Corp	0.200	05/21/13	339,736
300,000	y	Old Line Funding LLC	0.230	01/23/13	299,958
500,000		PACCAR Financial Corp	0.150	02/01/13	499,935
250,000	y	Private Export Funding Corp	0.280	03/22/13	249,844
1,000,000	y	Procter & Gamble Co	0.160	02/04/13	999,849
500,000	y	Procter & Gamble Co	0.165	02/08/13	499,913
422,000	y	Procter & Gamble Co	0.165	02/11/13	421,921
250,000		Province of Ontario Canada	0.150	01/29/13	249,971
500,000		Province of Ontario Canada	0.165	02/14/13	499,899
500,000		Province of Quebec Canada	0.140	01/17/13	499,969
325,000		Province of Quebec Canada	0.165	02/12/13	324,938
500,000		Province of Quebec Canada	0.165	02/20/13	499,885
285,000		Province of Quebec Canada	0.155	02/21/13	284,937
440,000		Standard Chartered Bank NY	0.310	03/11/13	439,738
300,000		Standard Chartered Bank NY	0.330	04/02/13	299,750
510,000		Straight-A Funding LLC	0.150	01/08/13	509,985
1,000,000		Straight-A Funding LLC	0.190	03/05/13	999,668
265,000		Thunder Bay Funding LLC	0.220	01/29/13	264,955
404,000		Thunder Bay Funding LLC	0.200	03/11/13	403,845
300,000		Thunder Bay Funding LLC	0.210	03/12/13	299,877
600,000	y	Unilever Capital Corp	0.150	01/11/13	599,975

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	y	Unilever Capital Corp	0.250%	01/17/13	$249,972
500,000		US Bank NA	0.180	03/18/13	499,810
300,000	y	Variable Funding Capital Co LLC	0.170	01/22/13	299,970
320,000	y	Variable Funding Capital Co LLC	0.170	01/29/13	319,958
500,000	y	Wal-Mart Stores, Inc	0.110	01/24/13	499,965
474,000	y	Wal-Mart Stores, Inc	0.100	02/05/13	473,954

		TOTAL COMMERCIAL PAPER			22,181,162

GOVERNMENT AGENCY DEBT - 34.8%
754,000		Federal Farm Credit Bank (FFCB)	0.150	01/14/13	753,959
718,000		Federal Home Loan Bank (FHLB)	0.125	01/04/13	717,992
453,000		FHLB	0.100	01/11/13	452,986
500,000		FHLB	0.150	01/16/13	499,966
650,000		FHLB	0.108	02/13/13	649,907
257,000		FHLB	0.135	02/27/13	256,937
150,000		FHLB	0.170	01/23/13	149,984
100,000		FHLB	0.120	01/24/13	99,992
450,000		Federal Home Loan Mortgage Corp (FHLMC)	0.160	01/03/13	449,996
97,000		FHLMC	0.160	01/08/13	96,997
630,000		FHLMC	0.150	01/09/13	629,977
148,000		FHLMC	0.195	01/14/13	147,990
646,000		FHLMC	0.140	01/18/13	645,957
644,000		FHLMC	0.100	01/22/13	643,946
765,000		FHLMC	0.120	01/28/13	764,931
400,000		FHLMC	0.130	01/29/13	399,960
900,000		FHLMC	0.125	02/11/13	899,856
514,000		FHLMC	0.135	02/12/13	513,919
250,000		FHLMC	0.200	02/14/13	249,939
325,000		FHLMC	0.140	02/19/13	324,938
183,000		FHLMC	0.120	02/25/13	182,967
287,000		FHLMC	0.145	02/26/13	286,935
88,000		FHLMC	0.125	03/04/13	87,981
500,000		FHLMC	0.100	03/25/13	499,885
336,000		FHLMC	0.165	04/01/13	335,861
109,000		FHLMC	0.150	04/03/13	108,958
4,300,000		FHLMC	0.090	04/15/13	4,298,882
1,029,000		Federal National Mortgage Association (FNMA)	0.115	01/02/13	1,028,996
500,000		FNMA	0.180	01/03/13	499,995
325,000		FNMA	0.140	01/07/13	324,993
500,000		FNMA	0.150	01/08/13	499,985
500,000		FNMA	0.100	01/09/13	499,989
300,000		FNMA	0.160	01/30/13	299,961
1,000,000		FNMA	0.060	02/06/13	999,940
262,000		FNMA	0.155	02/14/13	261,950
865,000		FNMA	0.125	02/20/13	864,850
370,000		FNMA	0.145	02/27/13	369,915
200,000		FNMA	0.150	03/06/13	199,947
800,000		FNMA	0.095	03/27/13	799,821

		TOTAL GOVERNMENT AGENCY DEBT			21,801,940

TREASURY DEBT - 18.9%
500,000		United States Treasury Bill	0.103	01/10/13	499,987
663,000		United States Treasury Bill	0.094	02/07/13	662,921
250,000		United States Treasury Bill	0.126	02/14/13	249,962
1,500,000		United States Treasury Bill	0.093	03/07/13	1,499,689
260,000		United States Treasury Bill	0.075	03/14/13	259,961
1,198,000		United States Treasury Bill	0.100	04/04/13	1,197,689
300,000		United States Treasury Bill	0.067	04/18/13	299,940
235,000		United States Treasury Bill	0.106	04/25/13	234,921
170,000		United States Treasury Bill	0.085	05/23/13	169,943
150,000		United States Treasury Bill	0.132	05/30/13	149,918
150,000		United States Treasury Bill	0.106	06/06/13	149,931

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		United States Treasury Bill	0.103%	06/27/13	$299,848
300,000		United States Treasury Note	1.375	01/15/13	300,139
400,000		United States Treasury Note	0.625	01/31/13	400,148
848,000		United States Treasury Note	1.375	02/15/13	849,257
500,000		United States Treasury Note	0.625	02/28/13	500,357
220,000		United States Treasury Note	1.375	03/15/13	220,535
438,000		United States Treasury Note	1.750	04/15/13	440,041
395,000		United States Treasury Note	0.625	04/30/13	395,540
500,000		United States Treasury Note	1.375	05/15/13	502,177
695,000		United States Treasury Note	0.500	05/31/13	695,926
250,000		United States Treasury Note	1.000	07/15/13	251,125
400,000		United States Treasury Note	0.375	07/31/13	400,480
405,000		United States Treasury Note	0.750	08/15/13	406,558
500,000		United States Treasury Note	0.125	09/30/13	499,695
300,000		United States Treasury Note	0.500	11/15/13	300,770

		TOTAL TREASURY DEBT			11,837,458

VARIABLE RATE SECURITIES - 9.5%
250,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	249,996
300,000	i	FFCB	0.241	03/15/13	299,982
200,000	i	FFCB	0.266	03/28/13	200,000
350,000	i	FFCB	0.222	06/12/13	350,016
250,000	i	FFCB	0.578	08/19/13	249,921
200,000	i	FFCB	0.261	08/26/13	199,936
310,000	i	FFCB	0.370	08/26/13	309,980
250,000	i	FFCB	0.250	09/23/13	249,963
300,000	i	FFCB	0.390	09/23/13	299,991
250,000	i	FFCB	0.310	10/15/13	249,821
250,000	i	Federal Home Loan Bank (FHLB)	0.281	03/06/13	250,004
500,000	i	FHLB	0.360	08/16/13	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.165	02/04/13	499,981
830,000	i	FHLMC	0.163	05/06/13	829,857
300,000	i	Federal National Mortgage Association (FNMA)	0.221	03/14/13	299,983
200,000	i	FNMA	0.191	06/20/14	199,956
300,000	i	Royal Bank of Canada	0.570	06/07/13	300,000
400,000	i	Royal Bank of Canada	0.470	07/15/13	400,000

		TOTAL VARIABLE RATE SECURITIES			5,939,387

		TOTAL SHORT-TERM INVESTMENTS (Cost $62,588,947)			62,588,947

		TOTAL PORTFOLIO - 100.0% (Cost $62,588,947)			62,588,947
		OTHER ASSETS & LIABILITIES, NET - 0.0%			9,497

		NET ASSETS - 100.0%			$62,598,444

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2012, the aggregate value of these securities was $10,475,981 or 16.7% of net assets.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: February 19, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer